                    Midland National Life

                    Insurance Company

                    Separate Account C

                                    Financial Statements

                                    December 31, 2020 and 2019

Midland National Life Insurance Company

Separate Account C

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C (hereafter collectively referred to as the “Subaccounts”) indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than Lord Abbett Series Fund, Inc. - International Opportunities Portfolio, which only includes a statement of changes in net assets for the period January 1, 2019 to July 31, 2019 (date of liquidation), Janus Henderson Series- GI Unconstrained Bond Portfolio, which only includes a statement of changes in net assets for the period January 1, 2019 to March 1, 2019 (date of liquidation), AB Variable Products Series- Real Estate Investment Portfolio, which only includes a statement of changes in net assets for the period January 1, 2019 to April 18, 2019 (date of liquidation), Delaware Variable Insurance Portfolios- Covered Call Strategy Portfolio, which only includes a statement of changes in net assets for the period January 1, 2019 to April 29, 2019 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts (other than Lord Abbett Series Fund, Inc. - International Opportunities Portfolio, Janus Henderson Series- GI Unconstrained Bond Portfolio, AB Variable Products Series- Real Estate Investment Portfolio, Delaware Variable Insurance Portfolios- Covered Call Strategy Portfolio) as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products- Government Money Market Portfolio (1)	Janus Henderson Series- Enterprise Services Portfolio (1)
Fidelity Variable Insurance Products- High Income Portfolio (1)	Janus Henderson Series- Global Research Portfolio (1)
Fidelity Variable Insurance Products- Equity- Income Portfolio (1)	Janus Henderson Series- Mid Cap Value Portfolio (1)
Fidelity Variable Insurance Products- Growth Portfolio (1)	Janus Henderson Series- Balanced Portfolio (1)
Fidelity Variable Insurance Products- Overseas Portfolio (1)	Janus Henderson Series- Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products- Mid Cap Portfolio (1)	Janus Henderson Series- GI Unconstrained Bond Portfolio (4)
Fidelity Variable Insurance Products- Asset Manager Portfolio (1)	PIMCO Variable Insurance Trust- Total Return Portfolio (1)
Fidelity Variable Insurance Products- Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust- Low Duration Portfolio (1)
Fidelity Variable Insurance Products- Index 500 Portfolio (1)	PIMCO Variable Insurance Trust- High Yield Portfolio (1)
Fidelity Variable Insurance Products- Contrafund Portfolio (1)	PIMCO Variable Insurance Trust- Real Return Portfolio (1)

Fidelity Variable Insurance Products- Asset Manager: Growth Portfolio (1)	PIMCO Variable Insurance Trust- All Asset Portfolio (1)
Fidelity Variable Insurance Products- Balanced Portfolio (1)	PIMCO Variable Insurance Trust- Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products- Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust- Short-Term Portfolio (1)
Fidelity Variable Insurance Products- Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust- Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products- Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust- Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products- Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust- Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products- Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust- International Bond (USD-Hedged) Portfolio (1)
Fidelity Variable Insurance Products- Real Estate Portfolio (1)	PIMCO Variable Insurance Trust- Dynamic Bond Adv Portfolio (1)
Fidelity Variable Insurance Products- Funds Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust- Income Advisor Portfolio (1)
Fidelity Variable Insurance Products- Funds Manager 70% Portfolio (1)	Goldman Sachs Variable Insurance Trust- Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products- Funds Manager 85% Portfolio (1)	Goldman Sachs Variable Insurance Trust- Large Cap Value Fund (1)
Fidelity Variable Insurance Products- Government Money Market Portfolio Service Class 2 (1)	Goldman Sachs Variable Insurance Trust- Mid Cap Value Fund (1)
Fidelity Variable Insurance Products- International Capital Appreciation Portfolio (2)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	BNY Mellon Variable Investment Fund-Appreciation Portfolio (1)
American Century Variable Portfolios, Inc. - International Fund (1)	BNY Mellon Variable Investment Fund- International Value Portfolio (5)
American Century Variable Portfolios, Inc. - Value Fund (1)	BNY Mellon Variable Investment Fund- Sustainable U.S. Equity Portfolio (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	Invesco Van Kampen Variable Insurance Fund - Growth and Income Portfolio (1)
American Century Variable Portfolios, Inc. - Inflation Protection Fund (1)	Invesco Van Kampen Variable Insurance Fund - Value Opportunities Fund (1)
American Century Variable Portfolios, Inc. - Large Company Value Fund (1)	Invesco Van Kampen Variable Insurance Fund - American Value Fund (1)
American Century Variable Portfolios, Inc. - Mid Cap Value Fund (1)	Morgan Stanley Variable Institutional Funds- Emerging Markets Debt Portfolio (1)
American Century Variable Portfolios, Inc. - Ultra Fund (1)	Morgan Stanley Variable Institutional Funds- Emerging Markets Equity Portfolio (1)
MFS Variable Insurance Trust. - Research Series (1)	Morgan Stanley Variable Institutional Funds- Discovery Portfolio (1)

MFS Variable Insurance Trust. - Growth Series (1)	Morgan Stanley Variable Institutional Funds- U.S. Real Estate Portfolio (1)
MFS Variable Insurance Trust. - Investors Trust Series (1)	Northern Lights Variable Trust- Power Income Fund (1)
MFS Variable Insurance Trust. - New Discovery Series (1)	Northern Lights Variable Trust- Power Dividend Index Fund (1)
MFS Variable Insurance Trust. - Corporate Bond Portfolio (1)	AB Variable Products Series- Real Estate Investment Portfolio (6)
MFS Variable Insurance Trust. - Emerging Markets Equity Portfolio (1)	AB Variable Products Series- Dynamic Asset Allocation Portfolio (1)
MFS Variable Insurance Trust. - Technology Portfolio (1)	AB Variable Products Series- Small Cap Growth Portfolio (1)
MFS Variable Insurance Trust. - Global Tactical Allocation Portfolio (1)	AB Variable Products Series- Small Mid Cap Value Portfolio (1)
MFS Variable Insurance Trust. - International Intrinsic Value Portfolio (1)	BlackRock Variable Series Fund, Inc- Basic Value Fund (1)
MFS Variable Insurance Trust. - Utilities Series Portfolio (1)	BlackRock Variable Series Fund, Inc- Capital Appreciation Fund (1)
MFS Variable Insurance Trust. - Blended Research Core Equity Portfolio (1)	BlackRock Variable Series Fund, Inc- Equity Dividend Fund (1)
MFS Variable Insurance Trust. - Global Real Estate Portfolio (1)	BlackRock Variable Series Fund, Inc- Global Allocation Fund (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	BlackRock Variable Series Fund, Inc- Advantage Large Cap Core Fund (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	BlackRock Variable Series Fund, Inc- Large Cap Focus Growth Fund (1)
Lord Abbett Series Fund, Inc. - International Opportunities Portfolio (3)	BlackRock Variable Series Fund, Inc- 60/40 Target Allocation ETF Fund (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	BlackRock Variable Series Fund, Inc- Total Return Portfolio (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	BlackRock Variable Series Fund, Inc- S&P 500 Portfolio (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
Alger Fund – Large Cap Growth Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)
Alger Fund – MidCap Growth Portfolio (1)	Columbia Variable Portfolio - High Yield Portfoli0 (1)
Alger Fund – Capital Appreciation Portfolio (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Alger Fund – Small Cap Growth Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Alger Fund – Capital Appreciation Portfolio Class S (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Calvert Variable Series, Inc. – Mid Cap Growth Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (2)

Calvert Variable Series, Inc. – S&P 500 Index Portfolio (1)	DWS Variable Insurance Portfolios-Equity 500 Index Portfolio (1)
Calvert Variable Series, Inc. – SRI Balanced Portfolio (1)	DWS Variable Insurance Portfolios- Small Cap Index Portfolio (1)
Invesco Variable Insurance Funds- Technology Fund (1)	DWS Variable Insurance Portfolios- Alternative Asset Allocation Portfolio (1)
Invesco Variable Insurance Funds- Managed Volatility Fund (1)	DWS Variable Insurance Portfolios- Global Small Cap Portfolio (1)
Invesco Variable Insurance Funds- Diversified Dividend Fund (1)	DWS Variable Insurance Portfolios- Small Mid Cap Value Portfolio (1)
Invesco Variable Insurance Funds- Health Care Fund (1)	DWS Variable Insurance Portfolios- CROCI US Portfolio (1)
Invesco Variable Insurance Funds- Global Real Estate Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)
Invesco Variable Insurance Funds- International Growth Fund (1)	Delaware Variable Insurance Portfolios-Total Return Portfolio (1)
Invesco Variable Insurance Funds- Mid Cap Core Equity Fund (1)	Delaware Variable Insurance Portfolios- International Portfolio (1)
J.P. Morgan Series Trust II- Core Bond Portfolio (1)	Delaware Variable Insurance Portfolios- Opportunity Portfolio (1)
J.P. Morgan Series Trust II- Small Cap Core Portfolio (1)	Delaware Variable Insurance Portfolios- Covered Call Strategy Portfolio (7)
Rydex Variable Trust-Nova Fund (1)	Franklin Templeton Variable Insurance Products Trust- Mutual Shares Fund (1)
Rydex Variable Trust- NASDAQ-100 Fund (1)	Franklin Templeton Variable Insurance Products Trust- Income Fund (1)
Rydex Variable Trust- U.S. Government Money Market Fund (1)	Franklin Templeton Variable Insurance Products Trust-Global Bond Fund (1)
Rydex Variable Trust- Inverse S&P 500 Strategy Fund (1)	Franklin Templeton Variable Insurance Products Trust-Foreign Fund (1)
Rydex Variable Trust- Inverse NASDAQ-100 Strategy Fund (1)	Franklin Templeton Variable Insurance Products Trust- Developing Markets Fund (1)
Rydex Variable Trust- Inverse Government Long Bond Strategy Fund (1)	Franklin Templeton Variable Insurance Products Trust-Mutual Global Discovery Fund (1)
Rydex Variable Trust- Government Long Bond 1.2x Strategy (1)	Franklin Templeton Variable Insurance Products Trust-Rising Dividends Fund (1)
Rydex Variable Trust- NASDAQ-100 2x Strategy Fund (1)	Ivy Variable Insurance Portfolios- Asset Strategy Portfolio (1)
Rydex Variable Trust- Inverse Dow 2x Strategy Fund (1)	Ivy Variable Insurance Portfolios-Balanced Portfolio (1)
Rydex Variable Insurance Funds- Biotechnology Fund (1)	Ivy Variable Insurance Portfolios-Global Equity Income Portfolio (1)
Rydex Variable Insurance Funds- S&P 500 Pure Growth Fund (1)	Ivy Variable Insurance Portfolios-Energy Portfolio (1)
Rydex Variable Insurance Funds- S&P MidCap 400 Pure Growth Fund (1)	Ivy Variable Insurance Portfolios- Global Bond Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (1)	Ivy Variable Insurance Portfolios-Natural Resources Portfolio (1)

Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Ivy Variable Insurance Portfolios-Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Ivy Variable Insurance Portfolios-High Income Portfolio (1)
Guggenheim Variable Insurance Funds - Small Cap Value Fund (1)	Ivy Variable Insurance Portfolios- International Core Equity Portfolio (1)
ProFunds VP- Access VP High Yield Fund (1)	Ivy Variable Insurance Portfolios-Global Growth Portfolio (1)
ProFunds VP- Asia 30 (1)	Ivy Variable Insurance Portfolios-Mid Cap Growth Portfolio (1)
ProFunds VP- Banks (1)	Ivy Variable Insurance Portfolios-Science and Technology Portfolio (1)
ProFunds VP- Basic Materials (1)	Ivy Variable Insurance Portfolios-Small Cap Growth Portfolio (1)
ProFunds VP- Bear (1)	Ivy Variable Insurance Portfolios-Small Cap Core Portfolio (1)
ProFunds VP- Biotechnology (1)	Lazard Retirement Series, Inc.- International Equity Portfolio (1)
ProFunds VP- Bull (1)	Lazard Retirement Series, Inc.-Global Dynamic Multi Asset Portfolio (1)
ProFunds VP- Consumer Goods (1)	Legg Mason Partners Variable Equity Trust- Western Asset Variable Global High Yield Bond Portfolio (1)
ProFunds VP- Consumer Services (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Mid Cap Portfolio (1)
ProFunds VP- Dow 30 (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Dividend Strategy Portfolio (1)
ProFunds VP- Emerging Markets (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Small Cap Growth Portfolio (1)
ProFunds VP- Europe 30 (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Aggressive Growth Portfolio (1)
ProFunds VP- Falling U.S. Dollar (1)	Legg Mason Partners Variable Equity Trust-Western Asset Variable Core Bond Plus Portfolio (1)
ProFunds VP- Financials (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP- Health Care (1)	QS Legg Mason Partners Variable Income Trust- Dynamic Multi Strategy Portfolio (1)
ProFunds VP- Industrials (1)	Pioneer Variable Contracts Trust-Fund Portfolio (1)
ProFunds VP- International (1)	Pioneer Variable Contracts Trust-Bond Portfolio (1)
ProFunds VP- Internet (1)	Pioneer Variable Contracts Trust- Strategic Income Portfolio (1)
ProFunds VP- Japan (1)	Pioneer Variable Contracts Trust-Equity Income Portfolio (1)
ProFunds VP- Large-Cap Growth (1)	Pioneer Variable Contracts Trust-High Yield Portfolio (1)
ProFunds VP- Large-Cap Value (1)	Prudential Series Funds-Jennison 20/20 Focus Portfolio (1)

ProFunds VP- Large- Mid-Cap (1)	Prudential Series Funds-Natural Resources Portfolio (1)
ProFunds VP- Large- Mid-Cap Growth (1)	Prudential Series Funds-SP Prudential US Emerging Growth Portfolio (1)
ProFunds VP- Large- Mid-Cap Value (1)	Royce Capital Fund- Micro-Cap Portfolio (1)
ProFunds VP- Large- Government Money Market (1)	Royce Capital Fund-Small Cap Portfolio (1)
ProFunds VP- Oil & Gas (1)	Alps Fund- Alerian Energy Infrastructure Portfolio (1)
ProFunds VP- NASDAQ-100 (1)	Alps Fund-Red Rocks Global Opportunity III (1)
ProFunds VP- Pharmaceuticals (1)	American Funds IS- Asset Allocation Fund (1)
ProFunds VP- Precious Metals (1)	American Funds IS-Blue Chip Income and Growth Fund (1)
ProFunds VP- Real Estate (1)	American Funds IS-Ultra-Short Bond Fund (1)
ProFunds VP- Rising Rates Opportunity (1)	American Funds IS-Capital Income Builder Fund (1)
ProFunds VP- Semiconductor (1)	American Funds IS-Global Growth Fund (1)
ProFunds VP- Short Dow 30 (1)	American Funds IS-Global Growth and Income Fund (1)
ProFunds VP- Short Emerging Markets (1)	American Funds IS-Global Small Capitalization Fund (1)
ProFunds VP- Short International (1)	American Funds IS-Growth Fund (1)
ProFunds VP- Short Mid-Cap (1)	American Funds IS-Growth-Income Fund (1)
ProFunds VP- Short NASDAQ-100 (1)	American Funds IS-International Fund (1)
ProFunds VP- Short Small-Cap (1)	American Funds IS-International Growth and Income Fund (1)
ProFunds VP- Small-Cap (1)	American Funds IS-New World Fund (1)
ProFunds VP- Small-Cap Growth (1)	American Funds IS-U.S. Government/AAA-Rated Securities Fund (1)
ProFunds VP- Small-Cap Value (1)	Invesco Oppenheimer- Total Return Bond Fund (1)
ProFunds VP- Technology (1)	Invesco Oppenheimer-Discovery Mid Cap Growth Fund (1)
ProFunds VP- Telecommunications (1)	Invesco Oppenheimer-Global Multi-Alternatives Fund (8)
ProFunds VP- U.S. Government Plus (1)	Invesco Oppenheimer-Global Fund (1)
ProFunds VP- UltraBull (1)	Invesco Oppenheimer-International Growth Fund (1)
ProFunds VP- UltraMid-Cap (1)	Invesco Oppenheimer-Main Street Fund (1)
ProFunds VP- UltraNASDAQ-100 (1)	Invesco Oppenheimer- Main Street Small Cap Fund (1)
ProFunds VP- UltraShort Dow 30 (1)	T. Rowe Price- Blue Chip Growth Portfolio (1)
ProFunds VP- UltraShort NASDAQ-100 (1)	T. Rowe Price- Health Sciences Portfolio (1)
ProFunds VP- UltraSmall-Cap (1)	John Hancock Variable Insurance Trust- Financial Industries Portfolio (1)

ProFunds VP- Utilities (1)	John Hancock Variable Insurance Trust- Fundamental All Cap Core Portfolio (1)
VanEck Worldwide Insurance Trust- Global Hard Assets Fund (1)	John Hancock Variable Insurance Trust- Select Bond Portfolio (1)
VanEck Worldwide Insurance Trust- Emerging Markets Fund (1)	John Hancock Variable Insurance Trust- Strategic Income Opportunities Portfolio (1)
VanEck Worldwide Insurance Trust- Emerging Markets Bond Fund (1)	Federated Hermes- High Income Bond Portfolio (9)
Janus Henderson Series- Global Technology and Innovation Portfolio (1)	Federated Hermes- Kaufmann Portfolio (9)
Janus Henderson Series- Overseas Portfolio (1)	Federated Hermes- Managed Volatility Portfolio (9)
Janus Henderson Series- Research Portfolio (1)

(1)	Statements of operations for the year ended December 31, 2020, and statements of changes in net assets for the years ended December 31, 2020 and 2019.
(2)

Statements of net assets and statements of operations for the year ended December 31, 2020, and statements of changes in net assets for the period May 1, 2020 (date of introduction) through December 31, 2020.

(3)	Statement of changes in net assets for the period January 1, 2019 through July 31, 2019 (date of liquidation).
(4)	Statement of changes in net assets for the period January 1, 2019 through March 1, 2019 (date of liquidation).
(5)

Statement of operations for the period January 1, 2020 through April 30, 2020 (date of liquidation), and statement of changes in net assets for the period January 1, 2020 through April 30, 2020 and the year ended December 31, 2019.

(6)	Statement of changes in net assets for the period January 1, 2019 through April 18, 2019 (date of liquidation).
(7)

Statement of operations for the period January 1, 2020 through December 11, 2020 (date of liquidation), and statement of changes in net assets for the period January 1, 2020 through December 11, 2020 and the year ended December 31, 2019.

(8)	Statement of changes in net assets for the period January 1, 2019 through April 29, 2019 (date of liquidation).
(9)

Statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the year ended December 31, 2020 and the period May 1, 2019 (date of introduction) through December 31, 2019.

Basis for Opinions

These financial statements are the responsibility of Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Subaccounts based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

April 23, 2021

We have served as the auditor of one or more of the Subaccounts in Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	9,787,427	$9,787,427	$9,787,427
High Income Portfolio	1,288,862	6,579,315	6,587,049
Equity-Income Portfolio	284,444	6,096,394	6,685,108
Growth Portfolio	89,013	5,885,335	9,135,476
Overseas Portfolio	263,624	5,292,194	6,929,633
Mid Cap Portfolio	430,380	13,742,690	16,098,689
Asset Manager Portfolio	66,168	988,746	1,116,302
Investment Grade Bond Portfolio	247,713	3,202,650	3,431,417
Index 500 Portfolio	64,262	15,402,854	23,666,018
Contrafund Portfolio	847,819	28,964,308	39,822,428
Asset Manager: Growth Portfolio	40,509	721,988	887,421
Balanced Portfolio	163,247	2,955,709	3,734,962
Growth & Income Portfolio	68,577	1,335,368	1,519,482
Growth Opportunities Portfolio	255,886	14,263,285	19,518,772
Value Strategies Portfolio	253,054	3,152,450	3,461,782
Strategic Income Portfolio	1,154,609	13,118,926	13,485,831
Emerging Markets Portfolio	368,225	4,359,980	5,427,630
Real Estate Portfolio	1,078,009	19,721,581	18,444,735
Funds Manager 50% Portfolio	778,267	9,070,271	10,514,394
Funds Manager 70% Portfolio	288,409	3,492,189	3,988,691
Funds Manager 85% Portfolio	74,495	879,520	1,025,047
Government Money Market Portfolio Service Class 2	4,357,277	4,357,277	4,357,277
International Capital Appreciation Portfolio	28,333	596,129	646,274
American Century Variable
Portfolios, Inc.
Balanced Fund	302,406	2,360,729	2,639,998
Capital Appreciation Fund	123,539	1,744,142	2,380,600
International Fund	273,837	2,894,767	3,854,284
Value Fund	5,874,056	58,904,162	65,728,799
Disciplined Core Value Fund	275,256	2,546,184	2,829,639
Inflation Protection Fund	546,224	5,605,022	6,057,618
Large Company Value Fund	24,837	371,929	410,305
Mid Cap Value Fund	1,488,668	29,391,598	30,621,899
Ultra Fund	249,740	4,881,306	6,680,541
MFS Variable Insurance Trust
Research Series	13,725	385,495	449,673
Growth Series	26,430	1,324,528	1,922,507
Investors Trust Series	9,072	268,858	330,272
New Discovery Series	366,015	6,521,534	8,811,176
Corporate Bond Portfolio	522,585	6,196,264	6,553,210
Emerging Markets Equity Portfolio	254,472	3,960,165	4,326,030
Technology Portfolio	319,921	6,889,105	9,325,705
Global Tactical Allocation Portfolio	92,005	1,411,434	1,425,162
International Intrinsic Value Portfolio	494,218	13,287,259	17,035,693
Utilities Series Portfolio	316,345	9,612,280	10,974,016
Blended Research Core Equity Portfolio	31,296	1,608,006	1,773,875
Global Real Estate Portfolio	12,673	211,240	223,797

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	45,824	1,554,272	1,601,094
Mid-Cap Stock Portfolio	73,066	1,684,061	1,760,151
Bond-Debenture Portfolio	1,909,466	23,268,652	23,849,233
Fundamental Equity Portfolio	103,018	1,722,357	1,711,130
Developing Growth Portfolio	129,227	4,561,822	6,096,951
Short Duration Income Portfolio	1,341,841	19,223,722	19,215,169
Alger Fund
LargeCap Growth Portfolio	80,746	5,358,139	7,542,435
MidCap Growth Portfolio	179,248	4,417,783	5,958,203
Capital Appreciation Portfolio	45,842	3,735,642	4,581,915
SmallCap Growth Portfolio	23,153	544,070	1,036,808
Capital Appreciation Portfolio Class S	543,678	41,177,664	50,279,382
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	106,150	3,361,446	3,619,712
S&P 500 Index Portfolio	11,719	1,634,661	1,945,124
SRI Balanced Portfolio	1,067,829	2,473,683	2,690,929
Invesco Variable Insurance Funds
Technology Fund	50,021	1,329,969	1,828,280
Managed Volatility Fund	55,520	642,641	648,472
Diversified Dividend Fund	28,970	762,504	745,103
Health Care Fund	45,578	1,258,428	1,535,526
Global Real Estate Fund	8,141	126,520	116,666
International Growth Fund	6,549	241,533	274,266
Mid Cap Core Equity Fund	28,457	317,783	291,398
J.P. Morgan Series Trust II
Core Bond Portfolio	156,878	1,758,655	1,863,705
Small Cap Core Portfolio	100,764	2,074,026	2,429,425
Rydex Variable Trust
Nova Fund	3,869	338,173	559,898
NASDAQ-100 Fund	36,219	1,653,253	2,274,528
U.S. Government Money Market Fund	86,303	86,303	86,303
Inverse S&P 500 Strategy Fund	1,109	98,030	45,664
Inverse NASDAQ-100 Strategy Fund	672	28,431	17,010
Inverse Government Long Bond Strategy Fund	143	12,388	9,580
Government Long Bond 1.2x Strategy	7,473	321,285	310,786
NASDAQ-100 2x Strategy Fund	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	64,429	5,611,233	6,893,292
S&P 500 Pure Growth Fund	72,582	3,669,244	4,004,339
S&P MidCap 400 Pure Growth Fund	37,496	1,417,084	1,698,938
Guggenheim Variable Insurance Funds
Long Short Equity Fund	70,883	1,009,122	1,020,715
Multi-Hedge Strategies Fund	75,317	1,826,665	1,928,879
Global Managed Futures Strategy Fund	18,190	313,799	296,674
Small Cap Value Fund	80,341	3,209,386	2,995,915

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
ProFunds VP
Access VP High Yield Fund	1,542	41,810	41,796
Asia 30	1,055	62,708	80,009
Banks	1,160	21,070	27,578
Basic Materials	367	22,132	25,467
Bear	1,515	58,453	29,685
Biotechnology	3,219	239,044	264,358
Bull	5,637	291,854	334,702
Consumer Goods	3,814	191,465	237,187
Consumer Services	2,324	165,764	176,939
Dow 30	9,863	246,793	229,519
Emerging Markets	1,603	42,710	58,742
Europe 30	1,728	38,983	35,878
Falling U.S. Dollar	1,456	26,198	26,756
Financials	598	21,742	24,880
Health Care	3,789	275,856	285,948
Industrials	1,804	136,840	163,542
International	2,075	43,711	42,580
Internet	6,210	289,796	363,590
Japan	712	35,196	45,332
Large-Cap Growth	14,140	926,465	1,091,999
Large-Cap Value	9,330	382,445	377,859
Mid-Cap	7,346	142,610	133,330
Mid-Cap Growth	7,430	317,578	354,260
Mid-Cap Value	2,191	86,389	86,232
Government Money Market	4,022,896	4,022,896	4,022,896
Oil & Gas	7,164	207,500	134,545
NASDAQ-100	8,698	474,841	615,178
Pharmaceuticals	1,659	60,970	63,933
Precious Metals	14,439	384,241	446,026
Real Estate	1,580	93,713	91,882
Rising Rates Opportunity	690	34,287	19,158
Semiconductor	1,754	105,989	144,703
Short Dow 30	349	11,440	9,644
Short Emerging Markets	-	-	-
Short International	211	8,032	6,133
Short Mid-Cap	94	2,551	1,884
Short NASDAQ-100	187	4,185	3,405
Short Small-Cap	127	5,063	3,518
Small-Cap	4,727	147,151	188,232
Small-Cap Growth	6,493	215,622	237,390
Small-Cap Value	4,853	195,645	205,866
Technology	6,689	368,014	504,019
Telecommunications	183	5,608	5,900
U.S. Government Plus	12,976	434,785	396,418
UltraBull	33,674	1,224,385	988,666
UltraMid-Cap	12,860	616,322	648,391
UltraNASDAQ-100	9,500	661,999	882,258
UltraShort Dow 30	13	7,329	941
UltraShort NASDAQ-100	28	20,418	590
UltraSmall-Cap	17,655	326,166	409,774
Utilities	3,085	132,842	115,289

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	300,414	6,440,139	6,663,338
Emerging Markets Fund	90,997	1,244,439	1,536,938
Emerging Markets Bond Fund	62,833	523,343	554,814
Janus Henderson Series
Global Technology and Innovation Portfolio	540,354	8,446,689	11,077,250
Overseas Portfolio	17,941	508,120	656,299
Research Portfolio	11,751	420,080	561,464
Enterprise Services Portfolio	353,557	24,922,679	30,922,087
Global Research Portfolio	17,569	871,086	1,089,276
Mid Cap Value Portfolio	231,435	3,495,514	3,568,721
Balanced Portfolio	1,196,591	47,160,479	55,162,863
Flexible Bond Portfolio	690,237	8,985,963	9,649,511
PIMCO Variable Insurance Trust
Total Return Portfolio	4,016,770	44,500,730	46,554,357
Low Duration Portfolio	2,766,141	28,202,098	28,712,551
High Yield Portfolio	1,271,149	9,833,367	10,181,904
Real Return Portfolio	1,725,033	21,772,870	24,012,468
All Asset Portfolio	351,381	3,601,688	3,938,978
Global Managed Asset Allocation Portfolio	67,554	821,352	893,068
Short-Term Portfolio	5,544,168	56,810,274	57,770,230
Emerging Markets Bond Portfolio	163,944	2,071,253	2,203,410
Global Bond Opportunities Portfolio	15,231	176,284	185,660
Commodity Real Return Strategy Portfolio	804,605	5,642,571	4,932,228
International Bond (USD-Hedged) Portfolio	209,560	2,316,601	2,355,459
Dynamic Bond Adv Portfolio	220,369	2,290,712	2,333,712
Income Advisor Portfolio	2,611,298	27,731,248	28,750,387
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	99,313	1,205,169	1,341,725
Large Cap Value Fund	25,827	225,662	239,412
Mid Cap Value Fund	206,530	3,144,691	3,558,519
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	27,494	787,998	991,422
AMT Mid Cap Intrinsic Value Portfolio	7,949	125,532	122,415
BNY Mellon Variable Investment Fund
Appreciation Portfolio	7,144	271,803	332,922
International Value Portfolio	-	-	-
Sustainable U.S. Equity Portfolio	618	21,755	28,762
Invesco Van Kampen Variable Insurance Fund
Growth and Income Portfolio	27,017	498,217	505,212
Value Opportunities Fund	4,603	21,405	25,825
American Value Fund	7,698	118,124	120,249

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	4,576	34,488	35,101
Emerging Markets Equity Portfolio	12,679	190,853	223,909
Discovery Portfolio	6,765	108,841	192,113
U.S. Real Estate Portfolio	4,360	85,209	74,245
Northern Lights Variable Trust
Power Income Fund	69,038	673,295	626,172
Power Dividend Index Fund	70,714	948,321	919,990
AB Variable Products Series
Dynamic Asset Allocation Portfolio	241,371	3,059,236	3,330,917
Small Cap Growth Portfolio	966	23,693	24,497
Small Mid Cap Value Portfolio	169,289	2,888,563	2,910,076
BlackRock Variable Series Fund, Inc.
Basic Value Fund	203,663	2,772,504	2,741,309
Capital Appreciation Fund	124,282	1,096,578	1,249,034
Equity Dividend Fund	1,700,289	19,235,496	19,808,363
Global Allocation Fund	1,014,065	14,283,516	16,519,119
Advantage Large Cap Core Fund	17,394	469,678	514,509
Large Cap Focus Growth Fund	621,012	10,145,993	13,103,358
60/40 Target Allocation ETF Fund	438,471	5,196,434	5,985,133
Total Return Portfolio	127,789	1,556,191	1,564,132
S&P 500 Portfolio	66,027	1,553,401	1,782,081
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	149,042	3,559,877	4,776,795
Dividend Opportunity Portfolio	145,385	3,518,992	4,233,602
Emerging Markets Bond Portfolio	649,046	6,241,430	6,464,503
High Yield Portfolio	716,849	4,754,140	4,867,407
Select Large-Cap Value Portfolio	25,256	599,154	729,142
Seligman Global Tech Portfolio	180,089	3,703,046	5,089,324
US Government Mortgage Portfolio	212,410	2,275,777	2,294,024
Strategic Income Portfolio	59,070	252,371	257,543
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	1,486,820	30,989,969	37,096,159
Small Cap Index Portfolio	368,069	5,438,172	6,400,725
Alternative Asset Allocation Portfolio	86,608	1,110,279	1,184,795
Global Small Cap Portfolio	31,430	291,940	357,984
Small Mid Cap Value Portfolio	415,160	5,629,166	4,977,766
CROCI US Portfolio	13,014	182,956	168,798
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,904,740	17,280,139	17,199,803
Delaware Variable Insurance Portfolios
Total Return Portfolio	26,719	337,304	335,597
International Portfolio	58,884	1,171,007	1,128,220
Opportunity Portfolio	669,474	9,804,259	11,448,002
Covered Call Strategy Portfolio	-	-	-
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	376,956	6,915,419	6,253,697
Income Fund	1,440,963	21,858,493	21,672,079

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Global Bond Fund	2,113,644	33,465,066	29,210,565
Foreign Fund	2,740,422	37,725,751	36,392,804
Developing Markets Fund	304,030	2,608,728	3,538,904
Mutual Global Discovery Fund	354,110	6,422,982	5,988,007
Rising Dividends Fund	736,665	19,044,738	21,466,410
Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	378,349	3,277,421	3,950,871
Balanced Portfolio	855,952	6,387,216	7,454,825
Global Equity Income Portfolio	181,726	1,196,843	1,093,882
Energy Portfolio	322,734	989,561	800,671
Global Bond Portfolio	198,575	977,642	1,044,085
Natural Resources Portfolio	193,592	706,558	638,931
Growth Portfolio	343,569	3,681,636	4,364,019
High Income Portfolio	4,141,025	13,656,979	14,059,607
International Core Equity Portfolio	475,711	7,541,524	7,775,781
Global Growth Portfolio	212,555	835,971	912,647
Mid Cap Growth Portfolio	741,711	9,574,175	12,968,074
Science and Technology Portfolio	450,751	12,996,394	16,169,446
Small Cap Growth Portfolio	569,521	5,173,263	6,879,809
Small Cap Core Portfolio	887,527	12,921,101	12,291,898
Lazard Retirement Series, Inc.
International Equity Portfolio	109,375	1,153,501	1,161,559
Global Dynamic Multi Asset Portfolio	98,594	1,226,447	1,333,979
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	188,627	1,403,470	1,448,658
ClearBridge Variable Mid Cap Portfolio	405,636	8,191,787	10,335,598
ClearBridge Variable Dividend Strategy Portfolio	1,354,811	27,590,933	30,049,701
ClearBridge Variable Small Cap Growth Portfolio	150,769	4,147,861	5,195,487
ClearBridge Variable Aggressive Growth Portfolio	33,528	895,660	988,742
Western Asset Variable Core Bond Plus Portfolio	11,812,125	68,406,596	73,589,537
ClearBridge Variable Large Cap Growth Portfolio	509,621	14,415,817	19,100,602
QS Legg Mason Partners Variable Income Trust
Dynamic Multi Strategy Portfolio	33,052	412,945	405,881
Pioneer Variable Contracts Trust
Fund Portfolio	48,396	753,860	821,287
Bond Portfolio	4,223,817	46,568,563	49,841,041
Strategic Income Portfolio	1,281,650	12,978,967	13,675,201
Equity Income Portfolio	801,760	14,949,613	12,659,788
High Yield Portfolio	112,746	1,027,977	1,033,879
Prudential Series Funds
Jennison 20/20 Focus Portfolio	10,292	241,565	485,480
Natural Resources Portfolio	21,528	495,065	564,254
SP Prudential US Emerging Growth Portfolio	10,486	149,270	270,641
Royce Capital Fund
Micro-Cap Portfolio	33,288	321,314	387,137
Small Cap Portfolio	1,088,462	8,685,149	7,891,351
Alps Fund
Alerian Energy Infrastructure Portfolio	245,735	1,983,521	1,604,648
Red Rocks Global Opportunity Portfolio	115,879	1,552,856	1,697,631

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2020

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
American Funds IS
Asset Allocation Fund	3,398,723	78,046,945	88,570,731
Blue Chip Income and Growth Fund	2,562,229	33,916,844	36,024,945
Ultra-Short Bond Fund	2,048,876	22,785,493	22,701,543
Capital Income Builder Fund	1,541,352	15,443,990	16,723,670
Global Growth Fund	466,817	14,481,690	18,882,735
Global Growth and Income Fund	911,904	13,161,998	14,909,631
Global Small Capitalization Fund	184,807	4,482,426	5,852,838
Growth Fund	382,291	29,805,214	44,819,781
Growth-Income Fund	777,822	37,171,999	41,994,585
International Fund	374,946	7,230,225	8,717,502
International Growth and Income Fund	395,845	6,674,323	7,449,803
New World Fund	1,176,262	26,745,518	36,511,158
U.S. Government/AAA-Rated Securities Fund	2,706,372	34,596,312	34,858,071
Invesco Oppenheimer
Total Return Bond Fund	473,707	3,796,684	3,936,503
Discovery Mid Cap Growth Fund	40,405	3,034,644	3,961,727
Global Fund	113,240	4,745,604	5,816,026
International Growth Fund	5,151,651	12,703,263	15,661,018
Main Street Fund	315,425	8,920,390	9,305,031
Main Street Small Cap Fund	196,928	4,456,516	5,299,345
T. Rowe Price
Blue Chip Growth Portfolio	1,148,502	40,789,728	55,679,399
Health Sciences Portfolio	411,881	18,910,702	23,872,615
John Hancock Variable Insurance Trust
Financial Industries Portfolio	61,405	721,613	778,002
Fundamental All Cap Core Portfolio	3,209	75,545	96,473
Select Bond Portfolio	21,706	311,676	317,121
Strategic Income Opportunities Portfolio	30,845	410,338	446,640
Federated Hermes
High Income Bond Portfolio	66,175	390,980	422,194
Kaufmann Portfolio	172,537	3,508,630	4,080,488
Managed Volatility Portfolio	6,203	66,194	68,794

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2020

	Dividend Income (a)	Capital Gains Distributions (b)	Investment Income (c)=(a+b)	Administrative Expense and Mortality and Expense Risk (d)	Contract Maintenance Charge (e)	Expenses (f)=(d+e)	Net Investment Income (Loss) (g)=(c-f)	Net Realized Gain (Loss) on Investments (h)	Change in Net Unrealized Appreciation (Depreciation) on Investments (i)	Realized and Change in Unrealized Gains (Losses) on Investments (j)=(h+i)	Net Increase (Decrease) in Net Assets Resulting from Operations (k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$24,641	$-	$24,641	$101,303	$771	$102,074	$(77,433)	$-	$-	$-	$(77,433)
High Income Portfolio	334,310	-	334,310	89,378	584	89,962	244,348	(289,154)	88,572	(200,582)	43,766
Equity-Income Portfolio	106,440	299,465	405,905	83,226	1,804	85,030	320,875	(74,981)	5,095	(69,886)	250,989
Growth Portfolio	5,847	808,119	813,966	108,706	4,665	113,371	700,595	379,060	1,607,407	1,986,467	2,687,062
Overseas Portfolio	15,103	27,224	42,327	81,722	733	82,455	(40,128)	190,908	659,581	850,489	810,361
Mid Cap Portfolio	56,560	-	56,560	176,941	1,656	178,597	(122,037)	(154,625)	2,510,432	2,355,807	2,233,770
Asset Manager Portfolio	14,769	14,319	29,088	15,569	471	16,040	13,048	(20,631)	122,211	101,580	114,628
Investment Grade Bond Portfolio	71,367	1,281	72,648	47,332	808	48,140	24,508	61,900	172,202	234,102	258,610
Index 500 Portfolio	340,643	70,537	411,180	279,948	21,254	301,202	109,978	1,480,288	1,892,910	3,373,198	3,483,176
Contrafund Portfolio	37,978	185,532	223,510	468,394	5,052	473,446	(249,936)	1,765,810	7,451,106	9,216,916	8,966,980
Asset Manager: Growth Portfolio	8,377	11,030	19,407	11,121	428	11,549	7,858	31,232	81,700	112,932	120,790
Balanced Portfolio	41,447	40,750	82,197	37,879	419	38,298	43,899	68,195	430,933	499,128	543,027
Growth & Income Portfolio	28,791	77,252	106,043	24,548	856	25,404	80,639	150,773	55,563	206,336	286,975
Growth Opportunities Portfolio	272	484,471	484,743	146,143	1,495	147,638	337,105	1,186,353	4,486,457	5,672,810	6,009,915
Value Strategies Portfolio	35,628	195,390	231,018	38,756	166	38,922	192,096	(458,233)	244,848	(213,385)	(21,289)
Strategic Income Portfolio	394,817	123,554	518,371	160,844	979	161,823	356,548	(40,664)	371,275	330,611	687,159
Emerging Markets Portfolio	26,716	448,167	474,883	50,755	236	50,991	423,892	113,078	553,864	666,942	1,090,834
Real Estate Portfolio	344,737	749,881	1,094,618	225,225	1,488	226,713	867,905	(447,279)	(1,862,291)	(2,309,570)	(1,441,665)
Funds Manager 50% Portfolio	85,548	129,797	215,345	128,844	298	129,142	86,203	400,718	1,380,079	1,780,797	1,867,000
Funds Manager 70% Portfolio	27,010	78,468	105,478	42,296	450	42,746	62,732	(5,565)	447,474	441,909	504,641
Funds Manager 85% Portfolio	6,619	31,501	38,120	11,977	58	12,035	26,085	(8,933)	123,517	114,584	140,669
Government Money Market Portfolio Service Class 2	8,918	-	8,918	52,052	378	52,430	(43,512)	-	-	-	(43,512)
International Capital Appreciation Portfolio	578	-	578	1,510	6	1,516	(938)	447	50,145	50,592	49,654
American Century Variable
Portfolios, Inc.
Balanced Fund	22,190	61,925	84,115	26,277	155	26,432	57,683	33,250	119,285	152,535	210,218
Capital Appreciation Fund	-	251,813	251,813	30,863	617	31,480	220,333	44,601	492,032	536,633	756,966
International Fund	13,716	50,548	64,264	49,902	431	50,333	13,931	10,698	666,354	677,052	690,983
Value Fund	1,252,813	1,443,751	2,696,564	728,701	5,023	733,724	1,962,840	252,404	(1,975,906)	(1,723,502)	239,338
Disciplined Core Value Fund	37,474	83,886	121,360	32,469	222	32,691	88,669	(59,402)	209,835	150,433	239,102
Inflation Protection Fund	75,037		75,037	71,954	188	72,142	2,895	34,866	377,824	412,690	415,585
Large Company Value Fund	6,141	3,361	9,502	8,469	-	8,469	1,033	(3,909)	(5,406)	(9,315)	(8,282)
Mid Cap Value Fund	444,386	-	444,386	343,854	1,795	345,649	98,737	(214,658)	194,186	(20,472)	78,265
Ultra Fund	-	518,699	518,699	84,945	153	85,098	433,601	225,805	1,357,427	1,583,232	2,016,833
MFS Variable Insurance Trust
Research Series	2,809	16,429	19,238	5,803	353	6,156	13,082	8,644	37,501	46,145	59,227
Growth Series	-	118,217	118,217	29,128	895	30,023	88,194	198,872	211,394	410,266	498,460
Investors Trust Series	1,691	8,969	10,660	4,127	119	4,246	6,414	529	22,820	23,349	29,763
New Discovery Series	-	751,330	751,330	89,305	1,056	90,361	660,969	54,687	2,245,099	2,299,786	2,960,755
Corporate Bond Portfolio	170,198	14,708	184,906	64,561	2,043	66,604	118,302	56,288	251,915	308,203	426,505
Emerging Markets Equity Portfolio	109,729	207,265	316,994	47,477	226	47,703	269,291	(105,690)	190,938	85,248	354,539
Technology Portfolio	-	-	-	81,699	564	82,263	(82,263)	346,405	2,092,345	2,438,750	2,356,487
Global Tactical Allocation Portfolio	19,692	60,015	79,707	16,608	122	16,730	62,977	(5,552)	4,328	(1,224)	61,753
International Intrinsic Value Portfolio	121,825	318,706	440,531	193,936	684	194,620	245,911	861,477	1,761,819	2,623,296	2,869,207
Utilities Series Portfolio	239,726	283,646	523,372	131,116	785	131,901	391,471	370,393	(277,503)	92,890	484,361
Blended Research Core Equity Portfolio	21,919	81,922	103,841	20,819	84	20,903	82,938	19,779	100,712	120,491	203,429
Global Real Estate Portfolio	6,427	3,689	10,116	2,908	18	2,926	7,190	(39,674)	6,990	(32,684)	(25,494)

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2020

	Dividend Income (a)	Capital Gains Distributions (b)	Investment Income (c)=(a+b)	Administrative Expense and Mortality and Expense Risk (d)	Contract Maintenance Charge (e)	Expenses (f)=(d+e)	Net Investment Income (Loss) (g)=(c-f)	Net Realized Gain (Loss) on Investments (h)	Change in Net Unrealized Appreciation (Depreciation) on Investments (i)	Realized and Change in Unrealized Gains (Losses) on Investments (j)=(h+i)	Net Increase (Decrease) in Net Assets Resulting from Operations (k)=(g+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	24,860	-	24,860	19,186	571	19,757	5,103	(6,823)	16,017	9,194	14,297
Mid-Cap Stock Portfolio	17,215	-	17,215	21,749	479	22,228	(5,013)	(80,689)	53,908	(26,781)	(31,794)
Bond-Debenture Portfolio	857,083	-	857,083	287,912	1,523	289,435	567,648	(96,220)	675,267	579,047	1,146,695
Fundamental Equity Portfolio	19,425	2,417	21,842	18,609	139	18,748	3,094	(59,495)	42,218	(17,277)	(14,183)
Developing Growth Portfolio	-	522,082	522,082	48,771	286	49,057	473,025	79,163	1,716,356	1,795,519	2,268,544
Short Duration Income Portfolio	522,992	-	522,992	249,550	1,144	250,694	272,298	(130,404)	180,205	49,801	322,099
Alger Fund
LargeCap Growth Portfolio	10,822	967,598	978,420	89,408	318	89,726	888,694	666,439	1,719,224	2,385,663	3,274,357
MidCap Growth Portfolio	-	648,969	648,969	64,879	503	65,382	583,587	382,502	1,453,130	1,835,632	2,419,219
Capital Appreciation Portfolio	-	591,451	591,451	56,256	640	56,896	534,555	148,102	683,635	831,737	1,366,292
SmallCap Growth Portfolio	8,656	58,072	66,728	11,146	193	11,339	55,389	23,559	356,700	380,259	435,648
Capital Appreciation Portfolio Class S	-	6,884,266	6,884,266	571,006	3,688	574,694	6,309,572	1,814,800	6,784,281	8,599,081	14,908,653
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	11,720	196,498	208,218	35,051	143	35,194	173,024	(180)	175,979	175,799	348,823
S&P 500 Index Portfolio	23,203	45,708	68,911	19,412	70	19,482	49,429	6,920	148,242	155,162	204,591
SRI Balanced Portfolio	31,411	64,817	96,228	23,689	132	23,821	72,407	362	192,699	193,061	265,468
Invesco Variable Insurance Funds
Technology Fund	-	132,288	132,288	21,120	-	21,120	111,168	69,343	346,286	415,629	526,797
Managed Volatility Fund	13,438	14,569	28,007	9,509	-	9,509	18,498	(36,534)	(32,470)	(69,004)	(50,506)
Diversified Dividend Fund	21,428	17,820	39,248	9,097	28	9,125	30,123	(7,928)	(37,441)	(45,369)	(15,246)
Health Care Fund	4,363	33,213	37,576	19,217	18	19,235	18,341	56,335	91,332	147,667	166,008
Global Real Estate Fund	5,540	3,375	8,915	4,093	-	4,093	4,822	(17,056)	(27,427)	(44,483)	(39,661)
International Growth Fund	6,742	7,349	14,091	7,685	-	7,685	6,406	(14,305)	20,045	5,740	12,146
Mid Cap Core Equity Fund	1,262	54,583	55,845	6,647	-	6,647	49,198	(13,337)	(19,053)	(32,390)	16,808
J.P. Morgan Series Trust II
Core Bond Portfolio	40,141	-	40,141	26,360	-	26,360	13,781	61,932	49,380	111,312	125,093
Small Cap Core Portfolio	19,073	125,612	144,685	26,433	-	26,433	118,252	(83,281)	255,753	172,472	290,724
Rydex Variable Trust
Nova Fund	4,554	53,425	57,979	8,888	-	8,888	49,091	(2,121)	(24,946)	(27,067)	22,024
NASDAQ-100 Fund	4,517	180,235	184,752	26,124	-	26,124	158,628	97,036	377,256	474,292	632,920
U.S. Government Money Market Fund	76	7	83	1,367	-	1,367	(1,284)	(1)	-	(1)	(1,285)
Inverse S&P 500 Strategy Fund	473	-	473	1,165	-	1,165	(692)	(22,704)	(6,248)	(28,952)	(29,644)
Inverse NASDAQ-100 Strategy Fund	153	-	153	429	-	429	(276)	(52,560)	45,567	(6,993)	(7,269)
Inverse Government Long Bond Strategy Fund	25	-	25	151	-	151	(126)	(895)	(1,422)	(2,317)	(2,443)
Government Long Bond 1.2x Strategy	548	-	548	5,423	-	5,423	(4,875)	(199,601)	(7,369)	(206,970)	(211,845)
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	-	516,885	516,885	80,020	558	80,578	436,307	455,111	316,587	771,698	1,208,005
S&P 500 Pure Growth Fund	-	782,906	782,906	47,577	349	47,926	734,980	1,621	104,127	105,748	840,728
S&P MidCap 400 Pure Growth Fund	-	60,245	60,245	18,338	67	18,405	41,840	222	334,764	334,986	376,826
Guggenheim Variable Insurance Funds
Long Short Equity Fund	7,221	-	7,221	11,383	45	11,428	(4,207)	(10,866)	62,585	51,719	47,512
Multi-Hedge Strategies Fund	25,065	-	25,065	25,458	227	25,685	(620)	23,964	88,988	112,952	112,332
Global Managed Futures Strategy Fund	11,820	1,733	13,553	4,110	26	4,136	9,417	(1,839)	(1,870)	(3,709)	5,708
Small Cap Value Fund	24,850	179,874	204,724	30,099	230	30,329	174,395	(159,042)	(45,009)	(204,051)	(29,656)

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2020

	Dividend Income (a)	Capital Gains Distributions (b)	Investment Income (c)=(a+b)	Administrative Expense and Mortality and Expense Risk (d)	Contract Maintenance Charge (e)	Expenses (f)=(d+e)	Net Investment Income (Loss) (g)=(c-f)	Net Realized Gain (Loss) on Investments (h)	Change in Net Unrealized Appreciation (Depreciation) on Investments (i)	Realized and Change in Unrealized Gains (Losses) on Investments (j)=(h+i)	Net Increase (Decrease) in Net Assets Resulting from Operations (k)=(g+j)
ProFunds VP
Access VP High Yield Fund	8,174	-	8,174	2,165		2,165	6,009	(5,796)	(1,565)	(7,361)	(1,352)
Asia 30	715	6,516	7,231	1,556	-	1,556	5,675	3,271	9,914	13,185	18,860
Banks	551	-	551	767	-	767	(216)	(446)	(11,325)	(11,771)	(11,987)
Basic Materials	147	1,772	1,919	504	-	504	1,415	(2,456)	1,570	(886)	529
Bear	199	-	199	1,228	-	1,228	(1,029)	(5,043)	(4,646)	(9,689)	(10,718)
Biotechnology	68	26,267	26,335	7,806	-	7,806	18,529	4,524	3,567	8,091	26,620
Bull	176	9,729	9,905	9,946	-	9,946	(41)	(29,303)	(83,583)	(112,886)	(112,927)
Consumer Goods	1,120	1,487	2,607	3,979	-	3,979	(1,372)	(14,261)	58,356	44,095	42,723
Consumer Services	-	31,167	31,167	2,963	-	2,963	28,204	4,672	(3,261)	1,411	29,615
Dow 30	1,023	51,598	52,621	3,886	-	3,886	48,735	(2,122)	(13,038)	(15,160)	33,575
Emerging Markets	299	-	299	1,941	-	1,941	(1,642)	(27,466)	9,647	(17,819)	(19,461)
Europe 30	904	-	904	875	-	875	29	(4,738)	(3,749)	(8,487)	(8,458)
Falling U.S. Dollar	108	-	108	599	-	599	(491)	(5,723)	6,820	1,097	606
Financials	156	1,700	1,856	787	-	787	1,069	(8,349)	(3,822)	(12,171)	(11,102)
Health Care	-	36,060	36,060	7,204	-	7,204	28,856	(2,099)	524	(1,575)	27,281
Industrials	188	2,081	2,269	3,158	-	3,158	(889)	(8,948)	10,860	1,912	1,023
International	196	-	196	1,384	-	1,384	(1,188)	(34,399)	1,952	(32,447)	(33,635)
Internet	-	43,968	43,968	8,904	-	8,904	35,064	28,372	66,874	95,246	130,310
Japan	121	-	121	801	-	801	(680)	622	6,322	6,944	6,264
Large-Cap Growth	-	97,756	97,756	21,904	-	21,904	75,852	(23,753)	182,330	158,577	234,429
Large-Cap Value	4,064	48,527	52,591	8,911	-	8,911	43,680	(48,547)	(39,516)	(88,063)	(44,383)
Mid-Cap	1,138	35,147	36,285	27,176	-	27,176	9,109	(514,073)	(19,905)	(533,978)	(524,869)
Mid-Cap Growth	-	23,741	23,741	6,829	-	6,829	16,912	(10,649)	37,273	26,624	43,536
Mid-Cap Value	307	6,153	6,460	1,821	-	1,821	4,639	(5,750)	(1,852)	(7,602)	(2,963)
Government Money Market	1,302	-	1,302	76,438	-	76,438	(75,136)	(1)	-	(1)	(75,137)
Oil & Gas	3,780	1,672	5,452	4,829	-	4,829	623	(95,377)	(27,871)	(123,248)	(122,625)
NASDAQ-100	-	29,027	29,027	11,479	-	11,479	17,548	95,033	36,580	131,613	149,161
Pharmaceuticals	63	-	63	1,519	-	1,519	(1,456)	(2,038)	8,544	6,506	5,050
Precious Metals	1,399	-	1,399	19,894	-	19,894	(18,495)	260,738	(108,901)	151,837	133,342
Real Estate	1,267	1,911	3,178	2,517	-	2,517	661	17,668	(20,693)	(3,025)	(2,364)
Rising Rates Opportunity	149	-	149	488	-	488	(339)	(7,869)	(1,505)	(9,374)	(9,713)
Semiconductor	336	6,533	6,869	3,520	-	3,520	3,349	7,045	29,688	36,733	40,082
Short Dow 30	26	-	26	2,476	-	2,476	(2,450)	(61,838)	(1,041)	(62,879)	(65,329)
Short Emerging Markets	-	-	-	-	-	-	-	-	-	-	-
Short International	43	-	43	190	-	190	(147)	(280)	(1,012)	(1,292)	(1,439)
Short Mid-Cap	29	-	29	68	-	68	(39)	(1,150)	419	(731)	(770)
Short NASDAQ-100	7	-	7	60	-	60	(53)	(1,168)	(553)	(1,721)	(1,774)
Short Small-Cap	26	-	26	960	-	960	(934)	(36,508)	284	(36,224)	(37,158)
Small-Cap	95	5,956	6,051	4,186	-	4,186	1,865	(5,164)	24,505	19,341	21,206
Small-Cap Growth	-	22,559	22,559	5,756	-	5,756	16,803	(44,261)	20,304	(23,957)	(7,154)
Small-Cap Value	22	10,024	10,046	2,232	-	2,232	7,814	(13,365)	10,971	(2,394)	5,420
Technology	-	42,995	42,995	11,130	-	11,130	31,865	89,082	58,917	147,999	179,864
Telecommunications	49	-	49	130	-	130	(81)	(453)	820	367	286
U.S. Government Plus	68	33,384	33,452	7,266	-	7,266	26,186	30,042	(48,179)	(18,137)	8,049
UltraBull	6,470	571,223	577,693	14,910	-	14,910	562,783	(49,855)	(351,500)	(401,355)	161,428
UltraMid-Cap	1,060	93,846	94,906	11,819	-	11,819	83,087	32,088	29,740	61,828	144,915
UltraNASDAQ-100	-	161,520	161,520	16,821	-	16,821	144,699	152,778	132,541	285,319	430,018
UltraShort Dow 30	101	-	101	134	-	134	(33)	(894)	(20)	(914)	(947)
UltraShort NASDAQ-100	9	-	9	99	-	99	(90)	(1,539)	7	(1,532)	(1,622)
UltraSmall-Cap	424	50,316	50,740	6,510	-	6,510	44,230	74,193	71,592	145,785	190,015
Utilities	1,525	21,289	22,814	2,442	-	2,442	20,372	(11,591)	(22,720)	(34,311)	(13,939)

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2020

	Dividend Income (a)	Capital Gains Distributions (b)	Investment Income (c)=(a+b)	Administrative Expense and Mortality and Expense Risk (d)	Contract Maintenance Charge (e)	Expenses (f)=(d+e)	Net Investment Income (Loss) (g)=(c-f)	Net Realized Gain (Loss) on Investments (h)	Change in Net Unrealized Appreciation (Depreciation) on Investments (i)	Realized and Change in Unrealized Gains (Losses) on Investments (j)=(h+i)	Net Increase (Decrease) in Net Assets Resulting from Operations (k)=(g+j)
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	44,082	-	44,082	77,976	183	78,159	(34,077)	(444,261)	1,479,464	1,035,203	1,001,126
Emerging Markets Fund	27,773	41,714	69,487	18,088	-	18,088	51,399	84,509	56,969	141,478	192,877
Emerging Markets Bond Fund	62,399	-	62,399	7,598	-	7,598	54,801	12,111	(1,463)	10,648	65,449
Janus Henderson Series
Global Technology and Innovation Portfolio	-	709,956	709,956	104,715	484	105,199	604,757	947,823	1,774,692	2,722,515	3,327,272
Overseas Portfolio	5,571	-	5,571	6,034	40	6,074	(503)	11,777	86,287	98,064	97,561
Research Portfolio	1,034	37,925	38,959	6,327	48	6,375	32,584	31,717	44,030	75,747	108,331
Enterprise Services Portfolio	-	1,891,131	1,891,131	324,755	1,946	326,701	1,564,430	843,696	2,302,483	3,146,179	4,710,609
Global Research Portfolio	5,017	49,597	54,614	11,649	68	11,717	42,897	10,204	98,921	109,125	152,022
Mid Cap Value Portfolio	35,902	67,044	102,946	42,068	248	42,316	60,630	(148,783)	(1,895)	(150,678)	(90,048)
Balanced Portfolio	690,084	650,872	1,340,956	587,401	4,135	591,536	749,420	1,532,260	3,167,056	4,699,316	5,448,736
Flexible Bond Portfolio	210,701	-	210,701	105,880	4,238	110,118	100,583	194,503	457,898	652,401	752,984
PIMCO Variable Insurance Trust
Total Return Portfolio	981,270	512,466	1,493,736	656,638	6,277	662,915	830,821	1,070,226	1,165,284	2,235,510	3,066,331
Low Duration Portfolio	307,006	-	307,006	374,658	2,210	376,868	(69,862)	(866)	497,183	496,317	426,455
High Yield Portfolio	460,424	-	460,424	141,031	479	141,510	318,914	(104,940)	55,038	(49,902)	269,012
Real Return Portfolio	296,824	-	296,824	296,149	2,137	298,286	(1,462)	96,041	2,038,298	2,134,339	2,132,877
All Asset Portfolio	182,758	-	182,758	52,891	284	53,175	129,583	(6,867)	59,261	52,394	181,977
Global Managed Asset Allocation Portfolio	61,764	14,938	76,702	10,374	43	10,417	66,285	3,112	42,378	45,490	111,775
Short-Term Portfolio	652,457	-	652,457	756,349	4,051	760,400	(107,943)	82,758	1,016,512	1,099,270	991,327
Emerging Markets Bond Portfolio	91,730	-	91,730	26,629	70	26,699	65,031	(8,339)	58,609	50,270	115,301
Global Bond Opportunities Portfolio	5,497	-	5,497	2,960	10	2,970	2,527	(10,346)	16,207	5,861	8,388
Commodity Real Return Strategy Portfolio	278,771	-	278,771	57,178	590	57,768	221,003	(503,956)	258,882	(245,074)	(24,071)
International Bond (USD-Hedged) Portfolio	128,477	-	128,477	28,914	138	29,052	99,425	6,360	(17,924)	(11,564)	87,861
Dynamic Bond Adv Portfolio	61,330	-	61,330	29,512	205	29,717	31,613	(4,728)	35,967	31,239	62,852
Income Advisor Portfolio	1,175,928	71,159	1,247,087	362,861	1,449	364,310	882,777	(715,036)	233,809	(481,227)	401,550
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	2,573	15,999	18,572	18,375	20	18,395	177	(164,974)	173,080	8,106	8,283
Large Cap Value Fund	3,139	4,131	7,270	2,896	-	2,896	4,374	(6,498)	6,700	202	4,576
Mid Cap Value Fund	19,998	50,796	70,794	40,457	-	40,457	30,337	(43,201)	295,373	252,172	282,509
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	-	59,288	59,288	12,835	-	12,835	46,453	55,334	184,039	239,373	285,826
AMT Mid Cap Intrinsic Value Portfolio	1,239	-	1,239	2,853	-	2,853	(1,614)	(105,413)	28,385	(77,028)	(78,642)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	1,938	27,359	29,297	9,246	-	9,246	20,051	5,983	30,889	36,872	56,923
International Value Portfolio	300	-	300	81	-	81	219	(1,321)	(1,044)	(2,365)	(2,146)
Sustainable U.S. Equity Portfolio	425	569	994	890	-	890	104	(3,181)	3,904	723	827
Invesco Van Kampen Variable Insurance Fund
Growth and Income Portfolio	8,776	7,408	16,184	11,969	-	11,969	4,215	(37,878)	17,822	(20,056)	(15,841)
Value Opportunities Fund	19	962	981	562	-	562	419	(7,511)	7,619	108	527
American Value Fund	681	1,039	1,720	2,926	-	2,926	(1,206)	(17,839)	8,766	(9,073)	(10,279)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,015	-	2,015	1,228	-	1,228	787	(4,028)	2,493	(1,535)	(748)
Emerging Markets Equity Portfolio	2,236	2,828	5,064	4,122	-	4,122	942	110	20,057	20,167	21,109
Discovery Portfolio	-	14,816	14,816	3,252	-	3,252	11,564	24,957	80,744	105,701	117,265
U.S. Real Estate Portfolio	1,952	2,177	4,129	2,103	-	2,103	2,026	(7,794)	(17,232)	(25,026)	(23,000)

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2020

	Dividend Income (a)	Capital Gains Distributions (b)	Investment Income (c)=(a+b)	Administrative Expense and Mortality and Expense Risk (d)	Contract Maintenance Charge (e)	Expenses (f)=(d+e)	Net Investment Income (Loss) (g)=(c-f)	Net Realized Gain (Loss) on Investments (h)	Change in Net Unrealized Appreciation (Depreciation) on Investments (i)	Realized and Change in Unrealized Gains (Losses) on Investments (j)=(h+i)	Net Increase (Decrease) in Net Assets Resulting from Operations (k)=(g+j)
Northern Lights Variable Trust
Power Income Fund	13,360	-	13,360	9,217	65	9,282	4,078	(11,893)	(50,835)	(62,728)	(58,650)
Power Dividend Index Fund	57,140	-	57,140	20,378	111	20,489	36,651	(742,376)	144,400	(597,976)	(561,325)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	47,194	-	47,194	40,619	113	40,732	6,462	22,669	104,328	126,997	133,459
Small Cap Growth Portfolio	-	2,235	2,235	527	3	530	1,705	6,407	(1,677)	4,730	6,435
Small Mid Cap Value Portfolio	20,167	124,232	144,399	32,322	127	32,449	111,950	(312,955)	283,689	(29,266)	82,684
BlackRock Variable Series Fund, Inc.
Basic Value Fund	47,670	61,239	108,909	32,263	172	32,435	76,474	(327,773)	146,343	(181,430)	(104,956)
Capital Appreciation Fund	-	110,978	110,978	12,308	57	12,365	98,613	6,556	250,069	256,625	355,238
Equity Dividend Fund	309,820	641,438	951,258	204,062	1,070	205,132	746,126	(250,597)	111,498	(139,099)	607,027
Global Allocation Fund	188,095	923,743	1,111,838	193,203	1,151	194,354	917,484	262,951	1,524,205	1,787,156	2,704,640
Advantage Large Cap Core Fund	4,198	44,506	48,704	6,853	73	6,926	41,778	(50,192)	61,594	11,402	53,180
Large Cap Focus Growth Fund	-	743,031	743,031	131,397	8,969	140,366	602,665	336,927	2,910,490	3,247,417	3,850,082
60/40 Target Allocation ETF Fund	78,401	10,117	88,518	59,745	120	59,865	28,653	111,913	554,874	666,787	695,440
Total Return Portfolio	25,786	75,111	100,897	17,451	4,328	21,779	79,118	6,631	794	7,425	86,543
S&P 500 Portfolio	24,183	103,771	127,954	18,629	5,184	23,813	104,141	3,240	157,123	160,363	264,504
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	-	-	-	50,315	234	50,549	(50,549)	349,125	505,146	854,271	803,722
Dividend Opportunity Portfolio	-	-	-	47,433	309	47,742	(47,742)	184,256	(156,575)	27,681	(20,061)
Emerging Markets Bond Portfolio	205,397	-	205,397	82,462	717	83,179	122,218	28,071	155,659	183,730	305,948
High Yield Portfolio	231,528	-	231,528	56,330	427	56,757	174,771	(68,354)	52,363	(15,991)	158,780
Select Large-Cap Value Portfolio	-	-	-	11,593	55	11,648	(11,648)	(17,485)	(27,005)	(44,490)	(56,138)
Seligman Global Tech Portfolio	-	296,736	296,736	46,396	177	46,573	250,163	202,392	1,119,914	1,322,306	1,572,469
US Government Mortgage Portfolio	28,068	4,254	32,322	16,930	37	16,967	15,355	16,637	10,224	26,861	42,216
Strategic Income Portfolio	-	-	-	465	-	465	(465)	95	5,172	5,267	4,802
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	406,895	1,785,268	2,192,163	402,925	3,574	406,499	1,785,664	365,638	3,171,353	3,536,991	5,322,655
Small Cap Index Portfolio	41,919	477,446	519,365	63,603	326	63,929	455,436	(320,627)	896,523	575,896	1,031,332
Alternative Asset Allocation Portfolio	28,923	-	28,923	15,441	83	15,524	13,399	(6,190)	10,319	4,129	17,528
Global Small Cap Portfolio	2,090	-	2,090	4,278	28	4,306	(2,216)	(20,150)	80,920	60,770	58,554
Small Mid Cap Value Portfolio	48,111	354,067	402,178	55,870	399	56,269	345,909	(557,336)	25,733	(531,603)	(185,694)
CROCI US Portfolio	4,008	10,279	14,287	2,588	26	2,614	11,673	(28,858)	(26,074)	(54,932)	(43,259)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	633,873	-	633,873	249,351	2,022	251,373	382,500	(875,201)	168,587	(706,614)	(324,114)
Delaware Variable Insurance Portfolios
Total Return Portfolio	7,837	36,113	43,950	4,730	26	4,756	39,194	(11,618)	(35,963)	(47,581)	(8,387)
International Portfolio	-	317,860	317,860	15,272	12	15,284	302,576	(141,052)	(124,781)	(265,833)	36,743
Opportunity Portfolio	69,235	1,691,230	1,760,465	127,984	1,001	128,985	1,631,480	55,217	(754,957)	(699,740)	931,740
Covered Call Strategy Portfolio	3,791	14,130	17,921	1,422	10	1,432	16,489	(10,825)	(10,257)	(21,082)	(4,593)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	165,259	229,754	395,013	75,401	464	75,865	319,148	(375,475)	(404,728)	(780,203)	(461,055)
Income Fund	1,244,086	17,622	1,261,708	274,323	1,521	275,844	985,864	(298,728)	(990,096)	(1,288,824)	(302,960)

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2020

	Dividend Income (a)	Capital Gains Distributions (b)	Investment Income (c)=(a+b)	Administrative Expense and Mortality and Expense Risk (d)	Contract Maintenance Charge (e)	Expenses (f)=(d+e)	Net Investment Income (Loss) (g)=(c-f)	Net Realized Gain (Loss) on Investments (h)	Change in Net Unrealized Appreciation (Depreciation) on Investments (i)	Realized and Change in Unrealized Gains (Losses) on Investments (j)=(h+i)	Net Increase (Decrease) in Net Assets Resulting from Operations (k)=(g+j)
Global Bond Fund	2,472,317	-	2,472,317	380,908	2,460	383,368	2,088,949	(733,702)	(3,382,672)	(4,116,374)	(2,027,425)
Foreign Fund	1,095,917	-	1,095,917	415,672	3,164	418,836	677,081	(1,063,023)	(424,046)	(1,487,069)	(809,988)
Developing Markets Fund	134,457	84,381	218,838	42,458	378	42,836	176,002	112,752	168,474	281,226	457,228
Mutual Global Discovery Fund	134,540	107,761	242,301	74,722	284	75,006	167,295	(453,464)	(198,417)	(651,881)	(484,586)
Rising Dividends Fund	245,114	1,039,494	1,284,608	256,947	1,262	258,209	1,026,399	263,495	1,400,919	1,664,414	2,690,813
Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	72,922	61,603	134,525	50,968	516	51,484	83,041	17,278	328,201	345,479	428,520
Balanced Portfolio	107,128	408,289	515,417	96,601	783	97,384	418,033	(100,409)	561,506	461,097	879,130
Global Equity Income Portfolio	27,756	-	27,756	13,722	117	13,839	13,917	(89,229)	92,966	3,737	17,654
Energy Portfolio	13,857	-	13,857	9,495	117	9,612	4,245	(363,744)	(82,665)	(446,409)	(442,164)
Global Bond Portfolio	34,317	-	34,317	12,739	64	12,803	21,514	(3,201)	23,962	20,761	42,275
Natural Resources Portfolio	13,072	-	13,072	7,830	38	7,868	5,204	(86,645)	(23,932)	(110,577)	(105,373)
Growth Portfolio	-	547,695	547,695	50,071	263	50,334	497,361	(17,335)	543,066	525,731	1,023,092
High Income Portfolio	846,341	-	846,341	161,854	1,256	163,110	683,231	(652,810)	495,186	(157,624)	525,607
International Core Equity Portfolio	165,720	1,286	167,006	88,886	659	89,545	77,461	(102,932)	434,927	331,995	409,456
Global Growth Portfolio	3,476	-	3,476	10,195	54	10,249	(6,773)	(149,878)	308,878	159,000	152,227
Mid Cap Growth Portfolio	-	548,793	548,793	112,493	528	113,021	435,772	507,475	2,770,542	3,278,017	3,713,789
Science and Technology Portfolio	-	1,616,060	1,616,060	158,132	931	159,063	1,456,997	595,514	1,959,454	2,554,968	4,011,965
Small Cap Growth Portfolio	-	-	-	73,201	482	73,683	(73,683)	(624,465)	2,394,757	1,770,292	1,696,609
Small Cap Core Portfolio	-	543,885	543,885	133,463	789	134,252	409,633	(956,767)	1,089,488	132,721	542,354
Lazard Retirement Series, Inc.
International Equity Portfolio	23,458	34,372	57,830	13,698	54	13,752	44,078	(55,220)	97,194	41,974	86,052
Global Dynamic Multi Asset Portfolio	7,999	13,890	21,889	16,208	124	16,332	5,557	39,122	(41,520)	(2,398)	3,159
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	48,693	-	48,693	15,719	119	15,838	32,855	(13,913)	53,468	39,555	72,410
ClearBridge Variable Mid Cap Portfolio	3,397	124,931	128,328	111,637	641	112,278	16,050	66,118	1,220,190	1,286,308	1,302,358
ClearBridge Variable Dividend Strategy Portfolio	326,588	222,006	548,594	317,095	1,389	318,484	230,110	(395,159)	1,177,754	782,595	1,012,705
ClearBridge Variable Small Cap Growth Portfolio	-	367,751	367,751	53,222	250	53,472	314,279	7,184	1,163,719	1,170,903	1,485,182
ClearBridge Variable Aggressive Growth Portfolio	5,151	84,631	89,782	12,233	42	12,275	77,507	(6,582)	50,432	43,850	121,357
Western Asset Variable Core Bond Plus Portfolio	1,321,344	-	1,321,344	905,970	8,330	914,300	407,044	48,688	4,426,486	4,475,174	4,882,218
ClearBridge Variable Large Cap Growth Portfolio	2,867	692,489	695,356	210,227	1,165	211,392	483,964	640,581	3,200,998	3,841,579	4,325,543
QS Legg Mason Partners Variable Income Trust
Dynamic Multi Strategy Portfolio	6,649	-	6,649	5,078	22	5,100	1,549	(2,075)	(40,277)	(42,352)	(40,803)
Pioneer Variable Contracts Trust
Fund Portfolio	3,424	58,287	61,711	8,829	27	8,856	52,855	(17,489)	117,132	99,643	152,498
Bond Portfolio	1,309,373	-	1,309,373	609,417	3,878	613,295	696,078	11,078	2,432,718	2,443,796	3,139,874
Strategic Income Portfolio	422,783	40,090	462,873	167,577	1,192	168,769	294,104	1,116	448,264	449,380	743,484
Equity Income Portfolio	282,223	456,686	738,909	153,230	736	153,966	584,943	(3,033,428)	2,076,034	(957,394)	(372,451)
High Yield Portfolio	51,713	-	51,713	13,205	92	13,297	38,416	9,130	(60,115)	(50,985)	(12,569)
Prudential Series Funds
Jennison 20/20 Focus Portfolio	-	-	-	5,522	73	5,595	(5,595)	11,329	103,808	115,137	109,542
Natural Resources Portfolio	-	-	-	6,390	39	6,429	(6,429)	(40,091)	99,246	59,155	52,726
SP Prudential US Emerging Growth Portfolio	-	-	-	3,979	20	3,999	(3,999)	94,461	19,156	113,617	109,618
Royce Capital Fund
Micro-Cap Portfolio	-	5,528	5,528	4,575	27	4,602	926	(39,014)	92,802	53,788	54,714
Small Cap Portfolio	58,359	124,349	182,708	87,330	683	88,013	94,695	(508,146)	(289,403)	(797,549)	(702,854)
Alps Fund
Alerian Energy Infrastructure Portfolio	44,981	-	44,981	17,074	62	17,136	27,845	(113,758)	(319,426)	(433,184)	(405,339)
Red Rocks Global Opportunity Portfolio	175,245	24,805	200,050	17,427	119	17,546	182,504	(10,675)	(50,726)	(61,401)	121,103

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2020

	Dividend Income (a)	Capital Gains Distributions (b)	Investment Income (c)=(a+b)	Administrative Expense and Mortality and Expense Risk (d)	Contract Maintenance Charge (e)	Expenses (f)=(d+e)	Net Investment Income (Loss) (g)=(c-f)	Net Realized Gain (Loss) on Investments (h)	Change in Net Unrealized Appreciation (Depreciation) on Investments (i)	Realized and Change in Unrealized Gains (Losses) on Investments (j)=(h+i)	Net Increase (Decrease) in Net Assets Resulting from Operations (k)=(g+j)
American Funds IS
Asset Allocation Fund	1,163,200	350,664	1,513,864	965,344	2,950	968,294	545,570	642,712	7,481,605	8,124,317	8,669,887
Blue Chip Income and Growth Fund	506,851	389,397	896,248	407,294	10,236	417,530	478,718	(548,396)	2,382,370	1,833,974	2,312,692
Ultra-Short Bond Fund	41,423	-	41,423	262,210	1,207	263,417	(221,994)	(104,280)	(18,474)	(122,754)	(344,748)
Capital Income Builder Fund	428,391	-	428,391	208,104	743	208,847	219,544	153,057	33,780	186,837	406,381
Global Growth Fund	20,504	357,813	378,317	176,780	572	177,352	200,965	378,123	3,212,201	3,590,324	3,791,289
Global Growth and Income Fund	137,817	294,009	431,826	148,747	337	149,084	282,742	23,649	889,233	912,882	1,195,624
Global Small Capitalization Fund	5,470	264,262	269,732	57,492	182	57,674	212,058	50,454	935,396	985,850	1,197,908
Growth Fund	73,331	853,460	926,791	447,863	1,508	449,371	477,420	1,865,419	12,914,040	14,779,459	15,256,879
Growth-Income Fund	434,979	985,589	1,420,568	470,953	1,729	472,682	947,886	450,328	3,159,654	3,609,982	4,557,868
International Fund	33,736	-	33,736	96,445	234	96,679	(62,943)	(170,964)	1,199,018	1,028,054	965,111
International Growth and Income Fund	83,567	-	83,567	80,578	321	80,899	2,668	18,950	273,431	292,381	295,049
New World Fund	11,772	329,505	341,277	385,238	2,348	387,586	(46,309)	1,043,645	5,554,151	6,597,796	6,551,487
U.S. Government/AAA-Rated Securities Fund	552,196	576,008	1,128,204	338,562	805	339,367	788,837	461,675	155,375	617,050	1,405,887
Invesco Oppenheimer
Total Return Bond Fund	98,654	-	98,654	38,608	161	38,769	59,885	43,934	105,799	149,733	209,618
Discovery Mid Cap Growth Fund	-	269,715	269,715	38,839	213	39,052	230,663	46,284	815,668	861,952	1,092,615
Global Fund	21,579	178,948	200,527	64,360	268	64,628	135,899	(103,801)	1,150,878	1,047,077	1,182,976
International Growth Fund	83,746	175,966	259,712	161,794	901	162,695	97,017	(16,888)	2,529,602	2,512,714	2,609,731
Main Street Fund	97,735	827,700	925,435	111,621	10,015	121,636	803,799	(338,670)	329,070	(9,600)	794,199
Main Street Small Cap Fund	16,146	64,385	80,531	57,199	173	57,372	23,159	(299,802)	1,007,093	707,291	730,450
T. Rowe Price
Blue Chip Growth Portfolio	-	1,790,116	1,790,116	602,768	2,787	605,555	1,184,561	3,481,296	8,612,463	12,093,759	13,278,320
Health Sciences Portfolio	-	1,308,740	1,308,740	235,937	1,180	237,117	1,071,623	597,862	3,378,299	3,976,161	5,047,784
John Hancock Variable Insurance Trust
Financial Industries Portfolio	7,189	59,350	66,539	7,089	47	7,136	59,403	(30,983)	34,984	4,001	63,404
Fundamental All Cap Core Portfolio	157	2,450	2,607	1,058	6	1,064	1,543	55	18,044	18,099	19,642
Select Bond Portfolio	7,855	-	7,855	2,726	15	2,741	5,114	2,186	6,505	8,691	13,805
Strategic Income Opportunities Portfolio	6,370	-	6,370	5,118	32	5,150	1,220	3,597	30,471	34,068	35,288
Federated Hermes
High Income Bond Portfolio	27,807	-	27,807	6,247	47	6,294	21,513	(17,766)	20,452	2,686	24,199
Kaufmann Portfolio	-	117,647	117,647	28,726	136	28,862	88,785	8,066	530,812	538,878	627,663
Managed Volatility Portfolio	1,183	-	1,183	593	1	594	589	2,551	1,131	3,682	4,271

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$6,389,717	$(77,433)	$175,399	$(622)	$(1,522,750)	$(264,422)	$(268,219)	$5,355,757	$3,475,143	$3,397,710	$9,787,427
High Income Portfolio	12,059,687	43,766	275,909	599	(450,472)	(280,799)	(124,773)	(4,936,868)	(5,516,404)	(5,472,638)	6,587,049
Equity-Income Portfolio	7,166,866	250,989	28,835	(806)	(370,104)	(127,594)	(203,773)	(59,305)	(732,747)	(481,758)	6,685,108
Growth Portfolio	7,729,119	2,687,062	16,762	(142)	(538,329)	(32,253)	(152,941)	(573,802)	(1,280,705)	1,406,357	9,135,476
Overseas Portfolio	6,565,374	810,361	42,729	411	(410,318)	(134,640)	(130,855)	186,571	(446,102)	364,259	6,929,633
Mid Cap Portfolio	15,243,046	2,233,770	818,491	8,275	(457,038)	(521,297)	(288,714)	(937,844)	(1,378,127)	855,643	16,098,689
Asset Manager Portfolio	1,184,709	114,628	2,710	(57)	(150,720)	(2,297)	(29,277)	(3,394)	(183,035)	(68,407)	1,116,302
Investment Grade Bond Portfolio	3,418,470	258,610	14,530	324	(484,459)	(24,881)	(77,819)	326,642	(245,663)	12,947	3,431,417
Index 500 Portfolio	21,551,004	3,483,176	1,712,444	2,086	(1,039,074)	(229,398)	(617,551)	(1,196,669)	(1,368,162)	2,115,014	23,666,018
Contrafund Portfolio	33,859,564	8,966,980	2,176,656	9,071	(1,591,673)	(1,070,928)	(542,036)	(1,985,206)	(3,004,116)	5,962,864	39,822,428
Asset Manager: Growth Portfolio	798,018	120,790	25,663	(493)	(58,209)	(1,888)	(12,454)	15,994	(31,387)	89,403	887,421
Balanced Portfolio	2,994,631	543,027	21,485	(97)	(297,037)	(7,860)	(48,896)	529,709	197,304	740,331	3,734,962
Growth & Income Portfolio	1,666,471	286,975	11,807	(244)	(127,903)	(6,077)	(41,539)	(270,008)	(433,964)	(146,989)	1,519,482
Growth Opportunities Portfolio	4,894,768	6,009,915	7,473,783	-	(824,189)	(900,927)	(318,148)	3,183,570	8,614,089	14,624,004	19,518,772
Value Strategies Portfolio	4,212,064	(21,289)	17,614	(570)	(167,199)	(148,236)	(107,292)	(323,310)	(728,993)	(750,282)	3,461,782
Strategic Income Portfolio	11,890,430	687,159	1,457,317	-	(334,320)	(399,830)	(389,432)	574,507	908,242	1,595,401	13,485,831
Emerging Markets Portfolio	4,085,653	1,090,834	336,377	-	(62,317)	(63,409)	(97,735)	138,227	251,143	1,341,977	5,427,630
Real Estate Portfolio	19,207,943	(1,441,665)	2,366,820	-	(353,469)	(823,936)	(447,880)	(63,078)	678,457	(763,208)	18,444,735
Funds Manager 50% Portfolio	5,531,550	1,867,000	2,128,804	-	(62,573)	(142,918)	(98,999)	1,291,530	3,115,844	4,982,844	10,514,394
Funds Manager 70% Portfolio	3,215,544	504,641	412,814	-	(2,926)	(61,029)	(41,140)	(39,213)	268,506	773,147	3,988,691
Funds Manager 85% Portfolio	957,280	140,669	94,614	-	-	(110,784)	(24,223)	(32,509)	(72,902)	67,767	1,025,047
Government Money Market Portfolio Service Class 2	3,782,351	(43,512)	411,452	-	(75,907)	(323,281)	(83,026)	689,200	618,438	574,926	4,357,277
International Capital Appreciation Portfolio	-	49,654	286,257	-	-	-	(11,588)	321,951	596,620	646,274	646,274
American Century Variable
Portfolios, Inc.
Balanced Fund	1,630,677	210,218	629,880	(24)	(193,628)	(148,298)	(23,333)	534,506	799,103	1,009,321	2,639,998
Capital Appreciation Fund	2,336,783	756,966	11,519	(1,242)	(195,363)	(9,560)	(27,294)	(491,209)	(713,149)	43,817	2,380,600
International Fund	3,652,645	690,983	13,236	3,237	(227,109)	(91,932)	(107,018)	(79,758)	(489,344)	201,639	3,854,284
Value Fund	63,837,412	239,338	6,752,407	2,601	(1,448,734)	(2,802,548)	(1,386,133)	534,456	1,652,049	1,891,387	65,728,799
Disciplined Core Value Fund	1,786,997	239,102	662,098	(71)	(63,208)	(31,465)	(74,432)	310,618	803,540	1,042,642	2,829,639
Inflation Protection Fund	5,470,382	415,585	970,342	(67)	(375,289)	(99,417)	(150,196)	(173,722)	171,651	587,236	6,057,618
Large Company Value Fund	581,962	(8,282)	3,588	-	(41,141)	-	(19,696)	(106,126)	(163,375)	(171,657)	410,305
Mid Cap Value Fund	28,990,438	78,265	4,025,312	-	(619,906)	(833,007)	(754,946)	(264,257)	1,553,196	1,631,461	30,621,899
Ultra Fund	4,847,138	2,016,833	578,061	-	(157,393)	(1,011,866)	(185,253)	593,021	(183,430)	1,833,403	6,680,541
MFS Variable Insurance Trust
Research Series	524,343	59,227	235	-	(18,847)	(7,744)	(18,345)	(89,196)	(133,897)	(74,670)	449,673
Growth Series	2,277,555	498,460	7,441	382	(141,583)	(15,904)	(25,784)	(678,060)	(853,508)	(355,048)	1,922,507
Investors Trust Series	312,969	29,763	204	642	(7,021)	-	(6,898)	613	(12,460)	17,303	330,272
New Discovery Series	5,768,564	2,960,755	1,186,133	296	(211,488)	(250,916)	(129,998)	(512,170)	81,857	3,042,612	8,811,176
Corporate Bond Portfolio	3,996,954	426,505	1,453,828	-	(109,295)	(168,060)	(109,865)	1,063,143	2,129,751	2,556,256	6,553,210
Emerging Markets Equity Portfolio	3,967,495	354,539	410,949	-	(74,189)	(114,398)	(66,675)	(151,691)	3,996	358,535	4,326,030
Technology Portfolio	4,536,402	2,356,487	1,666,617	-	(127,087)	(262,447)	(113,887)	1,269,620	2,432,816	4,789,303	9,325,705
Global Tactical Allocation Portfolio	1,362,722	61,753	38,918	-	(53,326)	(1,088)	(44,137)	60,320	687	62,440	1,425,162
International Intrinsic Value Portfolio	14,878,599	2,869,207	1,178,211	-	(476,357)	(949,021)	(337,651)	(127,295)	(712,113)	2,157,094	17,035,693
Utilities Series Portfolio	11,022,016	484,361	1,345,640	-	(603,901)	(319,917)	(254,153)	(700,030)	(532,361)	(48,000)	10,974,016
Blended Research Core Equity Portfolio	1,822,295	203,429	187,108	-	(205,787)	(31,585)	(13,232)	(188,353)	(251,849)	(48,420)	1,773,875
Global Real Estate Portfolio	337,178	(25,494)	105,197	-	(4,041)	(3,301)	(3,362)	(182,380)	(87,887)	(113,381)	223,797

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,652,412	14,297	6,590	-	(18,087)	(7,281)	(38,954)	(7,883)	(65,615)	(51,318)	1,601,094
Mid-Cap Stock Portfolio	2,067,659	(31,794)	5,351	1,119	(165,325)	(53,568)	(34,477)	(28,814)	(275,714)	(307,508)	1,760,151
Bond-Debenture Portfolio	23,012,603	1,146,695	3,228,506	-	(705,369)	(1,168,752)	(598,723)	(1,065,727)	(310,065)	836,630	23,849,233
Fundamental Equity Portfolio	1,757,521	(14,183)	46,280	-	(28,212)	(33,191)	(30,342)	13,257	(32,208)	(46,391)	1,711,130
Developing Growth Portfolio	2,951,762	2,268,544	786,257	-	(91,531)	(200,648)	(64,933)	447,500	876,645	3,145,189	6,096,951
Short Duration Income Portfolio	19,527,957	322,099	3,753,074	-	(1,423,564)	(1,150,850)	(730,378)	(1,083,169)	(634,887)	(312,788)	19,215,169
Alger Fund
LargeCap Growth Portfolio	5,626,299	3,274,357	34,544	(2,118)	(523,859)	(121,357)	(183,878)	(561,553)	(1,358,221)	1,916,136	7,542,435
MidCap Growth Portfolio	4,401,275	2,419,219	38,949	776	(349,592)	(64,642)	(118,927)	(368,855)	(862,291)	1,556,928	5,958,203
Capital Appreciation Portfolio	3,519,221	1,366,292	17,596	-	(319,034)	(18,166)	(186,230)	202,236	(303,598)	1,062,694	4,581,915
SmallCap Growth Portfolio	725,070	435,648	726	428	(54,934)	(3,785)	(8,656)	(57,689)	(123,910)	311,738	1,036,808
Capital Appreciation Portfolio Class S	42,742,263	14,908,653	3,832,496	-	(1,501,169)	(1,966,663)	(1,312,465)	(6,423,733)	(7,371,534)	7,537,119	50,279,382
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,765,780	348,823	694,160	296	(102,919)	(191,982)	(66,741)	172,295	505,109	853,932	3,619,712
S&P 500 Index Portfolio	1,444,394	204,591	3,542	-	(200,098)	(4,271)	(39,259)	536,225	296,139	500,730	1,945,124
SRI Balanced Portfolio	969,305	265,468	702,984	-	(51,704)	(63,055)	(91,474)	959,405	1,456,156	1,721,624	2,690,929
Invesco Variable Insurance Funds
Technology Fund	1,198,233	526,797	10,845	404	(17,474)	-	(27,189)	136,664	103,250	630,047	1,828,280
Managed Volatility Fund	886,021	(50,506)	1,058	(1,118)	(155,821)	(7,871)	(12,076)	(11,215)	(187,043)	(237,549)	648,472
Diversified Dividend Fund	804,640	(15,246)	5,689	(2,021)	(7,347)	-	(9,084)	(31,528)	(44,291)	(59,537)	745,103
Health Care Fund	1,694,997	166,008	8,500	(32)	(76,480)	-	(58,546)	(198,921)	(325,479)	(159,471)	1,535,526
Global Real Estate Fund	271,311	(39,661)	213	-	-	(11,317)	(9,563)	(94,317)	(114,984)	(154,645)	116,666
International Growth Fund	313,835	12,146	-	-	(1,486)	-	(11,137)	(39,092)	(51,715)	(39,569)	274,266
Mid Cap Core Equity Fund	295,438	16,808	537	-	(5,355)	(3,105)	(10,101)	(2,824)	(20,848)	(4,040)	291,398
J.P. Morgan Series Trust II
Core Bond Portfolio	2,079,002	125,093	7,522	1,177	(289,622)	(38,378)	(57,542)	36,453	(340,390)	(215,297)	1,863,705
Small Cap Core Portfolio	2,187,263	290,724	16,817	(352)	(186,335)	(15,531)	(41,091)	177,930	(48,562)	242,162	2,429,425
Rydex Variable Trust
Nova Fund	847,228	22,024	1,174	296	(3,013)	-	(3,261)	(304,550)	(309,354)	(287,330)	559,898
NASDAQ-100 Fund	1,340,877	632,920	7,518	(2,850)	(23,629)	(29,874)	(25,659)	375,225	300,731	933,651	2,274,528
U.S. Government Money Market Fund	124,031	(1,285)	-	-	(26,727)	-	(9,706)	(10)	(36,443)	(37,728)	86,303
Inverse S&P 500 Strategy Fund	41,658	(29,644)	914	-	(5,301)	(136)	(620)	38,793	33,650	4,006	45,664
Inverse NASDAQ-100 Strategy Fund	35,787	(7,269)	124	-	(6)	(97)	(46)	(11,483)	(11,508)	(18,777)	17,010
Inverse Government Long Bond Strategy Fund	11,198	(2,443)	-	-	(1,655)	-	(437)	2,917	825	(1,618)	9,580
Government Long Bond 1.2x Strategy	124,669	(211,845)	10,065	-	-	-	(20,240)	408,137	397,962	186,117	310,786
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	6,058,557	1,208,005	82,452	-	(163,493)	(271,002)	(90,667)	69,440	(373,270)	834,735	6,893,292
S&P 500 Pure Growth Fund	4,290,516	840,728	210,784	-	(406,125)	(733,123)	(125,157)	(73,284)	(1,126,905)	(286,177)	4,004,339
S&P MidCap 400 Pure Growth Fund	1,585,408	376,826	7,100	-	(23,082)	(2,215)	(22,920)	(222,179)	(263,296)	113,530	1,698,938
Guggenheim Variable Insurance Funds
Long Short Equity Fund	825,276	47,512	92,878	428	(27,019)	-	(16,088)	97,728	147,927	195,439	1,020,715
Multi-Hedge Strategies Fund	2,005,173	112,332	17,417	-	(93,639)	(124,507)	(50,467)	62,570	(188,626)	(76,294)	1,928,879
Global Managed Futures Strategy Fund	367,226	5,708	3,820	-	(15,694)	(14,549)	(3,824)	(46,013)	(76,260)	(70,552)	296,674
Small Cap Value Fund	2,747,725	(29,656)	380,559	-	(45,090)	(53,243)	(66,840)	62,460	277,846	248,190	2,995,915

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
ProFunds VP
Access VP High Yield Fund	145,287	(1,352)	-	-	(95,343)	-	(3,346)	(3,450)	(102,139)	(103,491)	41,796
Asia 30	69,847	18,860	-	-	(6,144)	-	(2,562)	8	(8,698)	10,162	80,009
Banks	52,386	(11,987)	378	-	(13,781)	-	(1,180)	1,762	(12,821)	(24,808)	27,578
Basic Materials	24,969	529	-	-	-	-	(1,378)	1,347	(31)	498	25,467
Bear	54,539	(10,718)	131	-	-	-	(996)	(13,271)	(14,136)	(24,854)	29,685
Biotechnology	319,069	26,620	864	-	(9,024)	(34,062)	(14,845)	(24,264)	(81,331)	(54,711)	264,358
Bull	1,324,552	(112,927)	1,031	-	(21,690)	-	(30,931)	(825,333)	(876,923)	(989,850)	334,702
Consumer Goods	144,514	42,723	427	-	(3,228)	-	(1,747)	54,498	49,950	92,673	237,187
Consumer Services	115,044	29,615	-	-	(4,487)	(9,495)	(5,693)	51,955	32,280	61,895	176,939
Dow 30	140,000	33,575	-	-	-	-	(23,278)	79,222	55,944	89,519	229,519
Emerging Markets	60,942	(19,461)	161	-	(143,722)	-	(5,576)	166,398	17,261	(2,200)	58,742
Europe 30	65,288	(8,458)	-	-	(18,026)	-	(2,825)	(101)	(20,952)	(29,410)	35,878
Falling U.S. Dollar	28,678	606	-	-	-	-	(2,525)	(3)	(2,528)	(1,922)	26,756
Financials	73,035	(11,102)	-	-	-	-	(2,140)	(34,913)	(37,053)	(48,155)	24,880
Health Care	310,528	27,281	323	-	(40,685)	(17,300)	(11,204)	17,005	(51,861)	(24,580)	285,948
Industrials	187,693	1,023	61	-	(6,820)	(1,824)	(3,251)	(13,340)	(25,174)	(24,151)	163,542
International	45,390	(33,635)	-	-	-	-	(3,134)	33,959	30,825	(2,810)	42,580
Internet	268,072	130,310	7,733	-	(17,366)	(14,925)	(4,492)	(5,742)	(34,792)	95,518	363,590
Japan	38,851	6,264	-	-	-	-	(660)	877	217	6,481	45,332
Large-Cap Growth	868,675	234,429	84	-	(141,529)	(19,856)	(40,799)	190,995	(11,105)	223,324	1,091,999
Large-Cap Value	570,190	(44,383)	400	-	(135,585)	-	(15,845)	3,082	(147,948)	(192,331)	377,859
Mid-Cap	2,977,627	(524,869)	859	-	(35,101)	-	(40,397)	(2,244,789)	(2,319,428)	(2,844,297)	133,330
Mid-Cap Growth	297,810	43,536	-	-	(15,083)	-	(10,980)	38,977	12,914	56,450	354,260
Mid-Cap Value	99,634	(2,963)	-	-	(2,913)	-	(3,789)	(3,737)	(10,439)	(13,402)	86,232
Government Money Market	2,912,327	(75,137)	1,688	-	(335,150)	(3,306)	(335,670)	1,858,144	1,185,706	1,110,569	4,022,896
Oil & Gas	283,197	(122,625)	-	-	(1,834)	(546)	(9,340)	(14,307)	(26,027)	(148,652)	134,545
NASDAQ-100	685,380	149,161	1,148	-	-	-	(41,659)	(178,852)	(219,363)	(70,202)	615,178
Pharmaceuticals	83,608	5,050	841	-	(26,620)	-	(349)	1,403	(24,725)	(19,675)	63,933
Precious Metals	725,931	133,342	17	-	(305,796)	(9,651)	(56,273)	(41,544)	(413,247)	(279,905)	446,026
Real Estate	250,321	(2,364)	-	-	(21,091)	(7,281)	(5,280)	(122,423)	(156,075)	(158,439)	91,882
Rising Rates Opportunity	36,098	(9,713)	-	-	(4,603)	-	(2,619)	(5)	(7,227)	(16,940)	19,158
Semiconductor	112,770	40,082	-	-	(19,764)	-	(4,488)	16,103	(8,149)	31,933	144,703
Short Dow 30	2,821	(65,329)	-	-	-	(354)	(12,542)	85,048	72,152	6,823	9,644
Short Emerging Markets	-	-	-	-	-	-	-	-	-	-	-
Short International	7,613	(1,439)	-	-	-	-	(41)	-	(41)	(1,480)	6,133
Short Mid-Cap	3,007	(770)	2	-	-	(355)	-	-	(353)	(1,123)	1,884
Short NASDAQ-100	243	(1,774)	-	-	-	(165)	-	5,101	4,936	3,162	3,405
Short Small-Cap	5,715	(37,158)	-	-	-	(328)	(4,503)	39,792	34,961	(2,197)	3,518
Small-Cap	284,232	21,206	983	-	-	-	(12,763)	(105,426)	(117,206)	(96,000)	188,232
Small-Cap Growth	221,210	(7,154)	7	-	(11,167)	-	(5,948)	40,442	23,334	16,180	237,390
Small-Cap Value	97,219	5,420	-	-	-	-	(6,374)	109,601	103,227	108,647	205,866
Technology	321,408	179,864	-	-	(4,921)	(3,250)	(41,554)	52,472	2,747	182,611	504,019
Telecommunications	5,006	286	384	-	-	-	(1,204)	1,428	608	894	5,900
U.S. Government Plus	147,073	8,049	-	-	(6,426)	(2,628)	(42,862)	293,212	241,296	249,345	396,418
UltraBull	593,749	161,428	13,373	-	(13,987)	(3,638)	(26,561)	264,302	233,489	394,917	988,666
UltraMid-Cap	412,736	144,915	12,945	-	(36,884)	(19,539)	(17,525)	151,743	90,740	235,655	648,391
UltraNASDAQ-100	466,110	430,018	12,876	-	(10,567)	(128,824)	(30,464)	143,109	(13,870)	416,148	882,258
UltraShort Dow 30	1,890	(947)	-	-	-	-	-	(2)	(2)	(949)	941
UltraShort NASDAQ-100	2,212	(1,622)	-	-	-	-	-	-	-	(1,622)	590
UltraSmall-Cap	139,999	190,015	14,029	-	(7,045)	(4,538)	(15,947)	93,261	79,760	269,775	409,774
Utilities	87,157	(13,939)	823	-	-	-	(12,858)	54,106	42,071	28,132	115,289

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	5,651,543	1,001,126	141,336	(661)	(249,164)	(130,568)	(96,176)	345,902	10,669	1,011,795	6,663,338
Emerging Markets Fund	1,622,587	192,877	12,507	(2,377)	(128,162)	(11,775)	(100,541)	(48,178)	(278,526)	(85,649)	1,536,938
Emerging Markets Bond Fund	461,861	65,449	3,683	-	(32,880)	-	(9,379)	66,080	27,504	92,953	554,814
Janus Henderson Series
Global Technology and Innovation Portfolio	5,605,246	3,327,272	2,129,217	-	(634,289)	(363,476)	(218,440)	1,231,720	2,144,732	5,472,004	11,077,250
Overseas Portfolio	488,302	97,561	174,825	-	(31,416)	(23,604)	(6,835)	(42,534)	70,436	167,997	656,299
Research Portfolio	536,101	108,331	57,890	-	(58,619)	(73,720)	(7,953)	(566)	(82,968)	25,363	561,464
Enterprise Services Portfolio	24,865,839	4,710,609	3,888,477	-	(652,959)	(831,291)	(694,857)	(363,731)	1,345,639	6,056,248	30,922,087
Global Research Portfolio	969,267	152,022	149,839	-	(11,951)	(2,587)	(5,687)	(161,627)	(32,013)	120,009	1,089,276
Mid Cap Value Portfolio	3,477,494	(90,048)	557,810	-	(89,278)	(111,863)	(110,921)	(64,473)	181,275	91,227	3,568,721
Balanced Portfolio	41,323,181	5,448,736	10,188,433	-	(814,237)	(980,112)	(1,735,491)	1,732,353	8,390,946	13,839,682	55,162,863
Flexible Bond Portfolio	6,994,524	752,984	1,061,252	-	(31,043)	(135,964)	(185,956)	1,193,714	1,902,003	2,654,987	9,649,511
PIMCO Variable Insurance Trust
Total Return Portfolio	50,056,375	3,066,331	3,137,847	4,281	(3,258,962)	(1,711,941)	(1,862,184)	(2,877,390)	(6,568,349)	(3,502,018)	46,554,357
Low Duration Portfolio	25,289,738	426,455	5,092,837	-	(1,780,966)	(2,176,299)	(1,055,837)	2,916,623	2,996,358	3,422,813	28,712,551
High Yield Portfolio	11,878,657	269,012	1,735,982	(156)	(420,877)	(455,599)	(303,023)	(2,522,092)	(1,965,765)	(1,696,753)	10,181,904
Real Return Portfolio	21,521,058	2,132,877	1,931,292	-	(693,395)	(1,188,993)	(809,756)	1,119,385	358,533	2,491,410	24,012,468
All Asset Portfolio	4,350,224	181,977	167,586	-	(103,309)	(492,692)	(69,046)	(95,762)	(593,223)	(411,246)	3,938,978
Global Managed Asset Allocation Portfolio	569,726	111,775	286,832	-	(51,633)	-	(22,544)	(1,088)	211,567	323,342	893,068
Short-Term Portfolio	44,795,827	991,327	12,226,037	-	(3,007,438)	(2,898,617)	(2,538,506)	8,201,600	11,983,076	12,974,403	57,770,230
Emerging Markets Bond Portfolio	1,987,562	115,301	214,563	-	(60,612)	(19,533)	(34,844)	973	100,547	215,848	2,203,410
Global Bond Opportunities Portfolio	351,738	8,388	474	-	-	(122,571)	(559)	(51,810)	(174,466)	(166,078)	185,660
Commodity Real Return Strategy Portfolio	5,244,209	(24,071)	217,607	-	(150,245)	(270,718)	(158,631)	74,077	(287,910)	(311,981)	4,932,228
International Bond (USD-Hedged) Portfolio	2,017,025	87,861	382,666	-	(53,150)	(81,837)	(59,621)	62,515	250,573	338,434	2,355,459
Dynamic Bond Adv Portfolio	2,574,903	62,852	274,686	-	(57,503)	(103,440)	(67,144)	(350,642)	(304,043)	(241,191)	2,333,712
Income Advisor Portfolio	34,058,314	401,550	4,435,049	-	(729,768)	(294,001)	(2,060,588)	(7,060,169)	(5,709,477)	(5,307,927)	28,750,387
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,622,180	8,283	8,022	(1,570)	(49,553)	(15,212)	(43,859)	(186,566)	(288,738)	(280,455)	1,341,725
Large Cap Value Fund	245,289	4,576	7,457	-	(10,307)	-	(3,984)	(3,619)	(10,453)	(5,877)	239,412
Mid Cap Value Fund	3,256,746	282,509	17,565	23	(241,983)	(22,576)	(79,101)	345,336	19,264	301,773	3,558,519
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	991,797	285,826	5,745	-	(24,358)	(3,221)	(18,803)	(245,564)	(286,201)	(375)	991,422
AMT Mid Cap Intrinsic Value Portfolio	347,181	(78,642)	2,499	-	(424)	-	(3,026)	(145,173)	(146,124)	(224,766)	122,415
BNY Mellon Variable Investment Fund
Appreciation Portfolio	357,379	56,923	402	-	(44,384)	-	(15,175)	(22,223)	(81,380)	(24,457)	332,922
International Value Portfolio	12,552	(2,146)	-	-	-	-	(2,914)	(7,492)	(10,406)	(12,552)	-
Sustainable U.S. Equity Portfolio	55,040	827	450	-	(18,694)	-	(1,984)	(6,877)	(27,105)	(26,278)	28,762
Invesco Van Kampen Variable Insurance Fund
Growth and Income Portfolio	591,115	(15,841)	63	-	(40,688)	(1,385)	(16,772)	(11,280)	(70,062)	(85,903)	505,212
Value Opportunities Fund	25,814	527	-	-	-	-	(510)	(6)	(516)	11	25,825
American Value Fund	157,644	(10,279)	-	-	(12,476)	-	(11,355)	(3,285)	(27,116)	(37,395)	120,249
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	63,483	(748)	-	-	(23,126)	-	(3,713)	(795)	(27,634)	(28,382)	35,101
Emerging Markets Equity Portfolio	209,484	21,109	188	-	(12,979)	-	(11,388)	17,495	(6,684)	14,425	223,909
Discovery Portfolio	82,756	117,265	-	-	-	-	(6,673)	(1,235)	(7,908)	109,357	192,113
U.S. Real Estate Portfolio	121,382	(23,000)	229	-	(4,208)	(4,155)	(1,372)	(14,631)	(24,137)	(47,137)	74,245

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Northern Lights Variable Trust
Power Income Fund	819,116	(58,650)	6,332	-	(48,027)	(166)	(8,651)	(83,782)	(134,294)	(192,944)	626,172
Power Dividend Index Fund	8,225,059	(561,325)	35,663	-	(24,062)	(6,962)	(50,857)	(6,697,526)	(6,743,744)	(7,305,069)	919,990
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,039,410	133,459	151,436	-	(16,498)	(5,251)	(102,520)	130,881	158,048	291,507	3,330,917
Small Cap Growth Portfolio	68,815	6,435	-	-	-	-	(2,412)	(48,341)	(50,753)	(44,318)	24,497
Small Mid Cap Value Portfolio	2,957,126	82,684	197,035	-	(121,537)	(79,966)	(51,065)	(74,201)	(129,734)	(47,050)	2,910,076
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,350,527	(104,956)	398,345	-	(69,923)	(533,079)	(42,066)	(257,539)	(504,262)	(609,218)	2,741,309
Capital Appreciation Fund	920,991	355,238	5,878	-	(9,451)	(39,460)	(14,784)	30,622	(27,195)	328,043	1,249,034
Equity Dividend Fund	16,238,995	607,027	1,911,330	-	(419,525)	(550,836)	(509,699)	2,531,071	2,962,341	3,569,368	19,808,363
Global Allocation Fund	14,718,867	2,704,640	1,392,564	-	(344,505)	(1,097,836)	(357,647)	(496,964)	(904,388)	1,800,252	16,519,119
Advantage Large Cap Core Fund	675,815	53,180	35,508	-	(8,413)	(66,531)	(6,905)	(168,145)	(214,486)	(161,306)	514,509
Large Cap Focus Growth Fund	7,798,946	3,850,082	1,562,629	-	(215,386)	(446,361)	(152,559)	706,007	1,454,330	5,304,412	13,103,358
60/40 Target Allocation ETF Fund	3,443,481	695,440	2,263,065	-	(392,057)	(195,311)	(52,036)	222,551	1,846,212	2,541,652	5,985,133
Total Return Portfolio	1,101,828	86,543	300,084	-	-	-	(20,414)	96,091	375,761	462,304	1,564,132
S&P 500 Portfolio	1,335,784	264,504	159,268	-	(11,348)	-	(16,930)	50,803	181,793	446,297	1,782,081
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	3,895,613	803,722	661,062	-	(308,926)	(229,232)	(79,639)	34,195	77,460	881,182	4,776,795
Dividend Opportunity Portfolio	4,140,119	(20,061)	709,809	-	(53,795)	(217,432)	(106,702)	(218,336)	113,544	93,483	4,233,602
Emerging Markets Bond Portfolio	7,190,869	305,948	77,422	-	(175,198)	(415,403)	(229,650)	(289,485)	(1,032,314)	(726,366)	6,464,503
High Yield Portfolio	4,594,476	158,780	445,202	-	(108,948)	(180,987)	(167,198)	126,082	114,151	272,931	4,867,407
Select Large-Cap Value Portfolio	1,362,084	(56,138)	178,440	-	(42,497)	(663,858)	(7,824)	(41,065)	(576,804)	(632,942)	729,142
Seligman Global Tech Portfolio	2,505,080	1,572,469	1,640,126	-	(141,636)	(160,903)	(61,261)	(264,551)	1,011,775	2,584,244	5,089,324
US Government Mortgage Portfolio	690,202	42,216	1,420,587	-	(9,944)	(105,059)	(34,455)	290,477	1,561,606	1,603,822	2,294,024
Strategic Income Portfolio	-	4,802	79,137	-	-	(4,462)	(2,347)	180,413	252,741	257,543	257,543
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	29,072,836	5,322,655	6,534,011	-	(170,562)	(2,275,901)	(548,702)	(838,178)	2,700,668	8,023,323	37,096,159
Small Cap Index Portfolio	5,275,493	1,031,332	854,110	-	(131,849)	(139,941)	(71,663)	(416,757)	93,900	1,125,232	6,400,725
Alternative Asset Allocation Portfolio	1,446,683	17,528	13,279	-	(160,345)	(86,564)	(39,766)	(6,020)	(279,416)	(261,888)	1,184,795
Global Small Cap Portfolio	411,529	58,554	30,004	-	(48,162)	(14,724)	(9,701)	(69,516)	(112,099)	(53,545)	357,984
Small Mid Cap Value Portfolio	5,248,149	(185,694)	248,833	-	(95,752)	(236,177)	(122,740)	121,147	(84,689)	(270,383)	4,977,766
CROCI US Portfolio	265,919	(43,259)	-	-	(29,661)	(37,925)	(9,943)	23,667	(53,862)	(97,121)	168,798
Eaton Vance Variable Trust
Floating Rate Income Portfolio	24,554,913	(324,114)	1,341,768	-	(1,140,984)	(1,045,629)	(717,698)	(5,468,453)	(7,030,996)	(7,355,110)	17,199,803
Delaware Variable Insurance Portfolios
Total Return Portfolio	411,863	(8,387)	-	-	-	(16,668)	(11,073)	(40,138)	(67,879)	(76,266)	335,597
International Portfolio	1,408,252	36,743	12,155	-	(78,066)	62	(12,897)	(238,029)	(316,775)	(280,032)	1,128,220
Opportunity Portfolio	11,982,424	931,740	166,798	-	(331,630)	(679,778)	(236,830)	(384,722)	(1,466,162)	(534,422)	11,448,002
Covered Call Strategy Portfolio	133,172	(4,593)	-	-	(593)	-	(971)	(127,015)	(128,579)	(133,172)	-
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	7,147,158	(461,055)	312,032	-	(151,781)	(380,040)	(201,783)	(10,834)	(432,406)	(893,461)	6,253,697
Income Fund	23,159,363	(302,960)	2,474,737	-	(655,314)	(1,137,709)	(941,549)	(924,489)	(1,184,324)	(1,487,284)	21,672,079

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Global Bond Fund	31,244,957	(2,027,425)	2,574,548	-	(612,318)	(1,559,202)	(896,989)	486,994	(6,967)	(2,034,392)	29,210,565
Foreign Fund	37,432,029	(809,988)	2,727,647	-	(809,104)	(1,993,857)	(987,328)	833,405	(229,237)	(1,039,225)	36,392,804
Developing Markets Fund	3,721,215	457,228	141,367	-	(152,845)	(190,847)	(150,705)	(286,509)	(639,539)	(182,311)	3,538,904
Mutual Global Discovery Fund	7,050,017	(484,586)	636,830	-	(120,632)	(519,816)	(122,053)	(451,753)	(577,424)	(1,062,010)	5,988,007
Rising Dividends Fund	21,134,814	2,690,813	1,947,156	-	(494,320)	(2,166,662)	(534,095)	(1,111,296)	(2,359,217)	331,596	21,466,410
Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	4,602,673	428,520	20,144	-	(446,831)	(366,546)	(150,434)	(136,655)	(1,080,322)	(651,802)	3,950,871
Balanced Portfolio	7,972,759	879,130	158,559	-	(395,932)	(230,971)	(350,002)	(578,718)	(1,397,064)	(517,934)	7,454,825
Global Equity Income Portfolio	1,212,070	17,654	4,654	-	(49,943)	(126,539)	(11,325)	47,311	(135,842)	(118,188)	1,093,882
Energy Portfolio	1,459,571	(442,164)	71,440	-	(37,045)	(30,209)	(17,561)	(203,361)	(216,736)	(658,900)	800,671
Global Bond Portfolio	1,093,855	42,275	111,854	-	(8,096)	(240,321)	(41,504)	86,022	(92,045)	(49,770)	1,044,085
Natural Resources Portfolio	858,039	(105,373)	83,149	-	(26,627)	(53,483)	(24,192)	(92,582)	(113,735)	(219,108)	638,931
Growth Portfolio	3,490,002	1,023,092	866,114	-	(82,329)	(26,649)	(46,377)	(859,834)	(149,075)	874,017	4,364,019
High Income Portfolio	13,827,906	525,607	713,441	-	(310,461)	(704,291)	(374,443)	381,848	(293,906)	231,701	14,059,607
International Core Equity Portfolio	7,688,531	409,456	506,065	-	(299,097)	(299,622)	(128,026)	(101,526)	(322,206)	87,250	7,775,781
Global Growth Portfolio	853,071	152,227	650	-	(4,653)	-	(12,338)	(76,310)	(92,651)	59,576	912,647
Mid Cap Growth Portfolio	7,345,062	3,713,789	1,926,609	-	(238,897)	(398,018)	(158,153)	777,682	1,909,223	5,623,012	12,968,074
Science and Technology Portfolio	11,002,776	4,011,965	2,450,721	-	(327,300)	(343,002)	(267,401)	(358,313)	1,154,705	5,166,670	16,169,446
Small Cap Growth Portfolio	6,262,869	1,696,609	456,079	-	(156,156)	(242,628)	(123,280)	(1,013,684)	(1,079,669)	616,940	6,879,809
Small Cap Core Portfolio	12,108,958	542,354	1,018,197	-	(355,651)	(357,973)	(220,520)	(443,467)	(359,414)	182,940	12,291,898
Lazard Retirement Series, Inc.
International Equity Portfolio	1,066,624	86,052	83,323	-	(19,615)	(37,409)	(24,168)	6,752	8,883	94,935	1,161,559
Global Dynamic Multi Asset Portfolio	1,423,630	3,159	4,045	-	(62,353)	(91,280)	(35,987)	92,765	(92,810)	(89,651)	1,333,979
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,216,548	72,410	250,486	-	-	(46,481)	(45,886)	1,581	159,700	232,110	1,448,658
ClearBridge Variable Mid Cap Portfolio	8,962,113	1,302,358	1,144,512	-	(150,306)	(407,093)	(211,186)	(304,800)	71,127	1,373,485	10,335,598
ClearBridge Variable Dividend Strategy Portfolio	22,541,018	1,012,705	3,581,203	-	(667,929)	(258,365)	(1,371,287)	5,212,356	6,495,978	7,508,683	30,049,701
ClearBridge Variable Small Cap Growth Portfolio	4,103,400	1,485,182	625,039	-	(142,604)	(55,704)	(131,896)	(687,930)	(393,095)	1,092,087	5,195,487
ClearBridge Variable Aggressive Growth Portfolio	1,094,690	121,357	500	-	(8,139)	(12,005)	(13,498)	(194,163)	(227,305)	(105,948)	988,742
Western Asset Variable Core Bond Plus Portfolio	68,641,263	4,882,218	11,887,691	-	(1,179,446)	(3,682,934)	(2,365,943)	(4,593,312)	66,056	4,948,274	73,589,537
ClearBridge Variable Large Cap Growth Portfolio	14,416,052	4,325,543	3,297,775	-	(295,529)	(854,202)	(398,457)	(1,390,580)	359,007	4,684,550	19,100,602
QS Legg Mason Partners Variable Income Trust
Dynamic Multi Strategy Portfolio	430,218	(40,803)	3,218	-	(2,509)	-	(7,546)	23,303	16,466	(24,337)	405,881
Pioneer Variable Contracts Trust
Fund Portfolio	688,984	152,498	24	-	-	(29,050)	(1,885)	10,716	(20,195)	132,303	821,287
Bond Portfolio	46,394,735	3,139,874	6,222,746	-	(1,062,031)	(2,946,989)	(1,458,799)	(448,495)	306,432	3,446,306	49,841,041
Strategic Income Portfolio	13,237,496	743,484	1,328,282	-	(225,112)	(736,793)	(418,767)	(253,389)	(305,779)	437,705	13,675,201
Equity Income Portfolio	13,842,968	(372,451)	731,983	-	(300,167)	(578,431)	(306,267)	(357,847)	(810,729)	(1,183,180)	12,659,788
High Yield Portfolio	1,231,954	(12,569)	4,959	-	(1,931)	(140,111)	(31,173)	(17,250)	(185,506)	(198,075)	1,033,879
Prudential Series Funds
Jennison 20/20 Focus Portfolio	395,034	109,542	5	-	-	-	(5,085)	(14,016)	(19,096)	90,446	485,480
Natural Resources Portfolio	890,071	52,726	19,402	-	(14,944)	(9,912)	(23,952)	(349,137)	(378,543)	(325,817)	564,254
SP Prudential US Emerging Growth Portfolio	370,390	109,618	9,030	-	(24,589)	(128,610)	(5,817)	(59,381)	(209,367)	(99,749)	270,641
Royce Capital Fund
Micro-Cap Portfolio	473,354	54,714	1,296	-	(2,603)	(37,079)	(2,806)	(99,739)	(140,931)	(86,217)	387,137
Small Cap Portfolio	8,893,239	(702,854)	228,300	-	(222,381)	(440,007)	(242,310)	377,364	(299,034)	(1,001,888)	7,891,351
Alps Fund
Alerian Energy Infrastructure Portfolio	1,759,551	(405,339)	170,405	-	(37,453)	(114,460)	(29,014)	260,958	250,436	(154,903)	1,604,648
Red Rocks Global Opportunity Portfolio	1,583,062	121,103	67,287	-	(62,127)	(27,424)	(43,645)	59,375	(6,534)	114,569	1,697,631

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
American Funds IS
Asset Allocation Fund	67,128,532	8,669,887	19,016,521	-	(1,243,228)	(4,032,756)	(1,754,629)	786,404	12,772,312	21,442,199	88,570,731
Blue Chip Income and Growth Fund	33,582,903	2,312,692	4,396,609	-	(534,363)	(1,553,146)	(838,930)	(1,340,820)	129,350	2,442,042	36,024,945
Ultra-Short Bond Fund	11,045,280	(344,748)	6,967,361	-	(5,388,248)	(3,565,077)	(1,308,534)	15,295,509	12,001,011	11,656,263	22,701,543
Capital Income Builder Fund	17,233,347	406,381	1,038,214	-	(563,788)	(1,136,299)	(353,967)	99,782	(916,058)	(509,677)	16,723,670
Global Growth Fund	11,989,570	3,791,289	3,905,661	-	(196,868)	(971,442)	(244,921)	609,446	3,101,876	6,893,165	18,882,735
Global Growth and Income Fund	11,434,351	1,195,624	1,492,863	-	(80,811)	(642,713)	(228,144)	1,738,461	2,279,656	3,475,280	14,909,631
Global Small Capitalization Fund	4,652,407	1,197,908	686,321	-	(36,133)	(193,884)	(68,567)	(385,214)	2,523	1,200,431	5,852,838
Growth Fund	29,881,613	15,256,879	4,765,550	-	(831,398)	(2,097,390)	(651,586)	(1,503,887)	(318,711)	14,938,168	44,819,781
Growth-Income Fund	36,495,223	4,557,868	6,205,871	-	(1,082,561)	(2,785,802)	(815,246)	(580,768)	941,494	5,499,362	41,994,585
International Fund	7,796,962	965,111	916,902	-	(144,253)	(339,357)	(182,849)	(295,014)	(44,571)	920,540	8,717,502
International Growth and Income Fund	6,885,708	295,049	999,219	-	(192,677)	(284,051)	(147,065)	(106,380)	269,046	564,095	7,449,803
New World Fund	30,590,094	6,551,487	4,259,333	-	(606,454)	(1,475,457)	(706,668)	(2,101,177)	(630,423)	5,921,064	36,511,158
U.S. Government/AAA-Rated Securities Fund	14,512,239	1,405,887	12,953,919	-	(716,770)	(1,439,726)	(342,607)	8,485,129	18,939,945	20,345,832	34,858,071
Invesco Oppenheimer
Total Return Bond Fund	2,497,124	209,618	478,807	-	(5,847)	(111,544)	(125,695)	994,040	1,229,761	1,439,379	3,936,503
Discovery Mid Cap Growth Fund	2,537,512	1,092,615	760,531	-	(29,317)	(51,390)	(43,214)	(305,010)	331,600	1,424,215	3,961,727
Global Fund	5,016,048	1,182,976	459,984	-	(77,687)	(413,050)	(101,480)	(250,765)	(382,998)	799,978	5,816,026
International Growth Fund	11,452,452	2,609,731	3,180,235	-	(141,168)	(588,491)	(252,653)	(599,088)	1,598,835	4,208,566	15,661,018
Main Street Fund	9,695,219	794,199	703,665	-	(171,084)	(132,896)	(173,858)	(1,410,214)	(1,184,387)	(390,188)	9,305,031
Main Street Small Cap Fund	4,988,917	730,450	512,430	-	(133,062)	(390,304)	(84,672)	(324,414)	(420,022)	310,428	5,299,345
T. Rowe Price
Blue Chip Growth Portfolio	41,710,940	13,278,320	8,619,836	-	(786,361)	(2,468,928)	(962,508)	(3,711,900)	690,139	13,968,459	55,679,399
Health Sciences Portfolio	15,981,066	5,047,784	4,409,750	-	(261,805)	(565,756)	(454,784)	(283,640)	2,843,765	7,891,549	23,872,615
John Hancock Variable Insurance Trust
Financial Industries Portfolio	500,705	63,404	225,990	-	(2,541)	(2,044)	(6,519)	(993)	213,893	277,297	778,002
Fundamental All Cap Core Portfolio	77,274	19,642	-	-	-	-	-	(443)	(443)	19,199	96,473
Select Bond Portfolio	159,157	13,805	21,040	-	(52,318)	(13,578)	(17,959)	206,974	144,159	157,964	317,121
Strategic Income Opportunities Portfolio	282,324	35,288	84,160	-	-	-	(15,196)	60,064	129,028	164,316	446,640
Federated Hermes
High Income Bond Portfolio	346,785	24,199	183,257	-	-	(72,945)	(7,074)	(52,028)	51,210	75,409	422,194
Kaufmann Portfolio	740,188	627,663	1,455,255	-	(10,898)	-	(21,647)	1,289,927	2,712,637	3,340,300	4,080,488
Managed Volatility Portfolio	25,983	4,271	38,001	-	-	-	(594)	1,133	38,540	42,811	68,794

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$11,296,135	$47,037	$92,107	$(558)	$(870,372)	$(108,952)	$(300,772)	$(3,764,908)	$(4,953,455)	$(4,906,418)	$6,389,717
High Income Portfolio	4,109,077	904,186	1,516,557	(886)	(316,988)	(1,001,555)	(327,879)	7,177,175	7,046,424	7,950,610	12,059,687
Equity-Income Portfolio	6,570,148	1,605,583	300,652	(65)	(844,201)	(61,934)	(175,289)	(228,028)	(1,008,865)	596,718	7,166,866
Growth Portfolio	6,756,009	1,994,019	177,410	(232)	(801,289)	(60,256)	(371,555)	35,013	(1,020,909)	973,110	7,729,119
Overseas Portfolio	5,760,737	1,425,246	96,203	(1,210)	(614,125)	(64,104)	(242,992)	205,619	(620,609)	804,637	6,565,374
Mid Cap Portfolio	12,880,026	2,753,533	1,450,432	(6,718)	(626,403)	(555,372)	(363,876)	(288,576)	(390,513)	2,363,020	15,243,046
Asset Manager Portfolio	988,568	163,952	286	(55)	(44,464)	(6,291)	(18,204)	100,917	32,189	196,141	1,184,709
Investment Grade Bond Portfolio	3,319,039	268,371	30,831	278	(383,822)	(16,539)	(123,577)	323,889	(168,940)	99,431	3,418,470
Index 500 Portfolio	15,222,800	4,570,088	4,286,048	(2,960)	(1,658,256)	(180,712)	(416,957)	(269,047)	1,758,116	6,328,204	21,551,004
Contrafund Portfolio	26,061,685	7,603,396	4,188,399	(8,500)	(1,298,974)	(674,588)	(930,904)	(1,080,950)	194,483	7,797,879	33,859,564
Asset Manager: Growth Portfolio	692,215	139,551	23,876	(471)	(35,162)	-	(46,319)	24,328	(33,748)	105,803	798,018
Balanced Portfolio	2,415,987	544,284	17,729	(90)	(197,482)	(42,982)	(97,761)	354,946	34,360	578,644	2,994,631
Growth & Income Portfolio	1,369,397	416,068	22,748	(244)	(60,484)	(42,572)	(45,948)	7,506	(118,994)	297,074	1,666,471
Growth Opportunities Portfolio	2,202,365	1,026,432	1,370,171	-	(735,611)	(16,875)	(73,544)	1,121,830	1,665,971	2,692,403	4,894,768
Value Strategies Portfolio	3,481,341	1,117,073	475,161	(27)	(79,061)	(228,265)	(86,810)	(467,348)	(386,350)	730,723	4,212,064
Strategic Income Portfolio	9,340,409	883,435	2,118,504	-	(498,181)	(468,001)	(399,836)	914,100	1,666,586	2,550,021	11,890,430
Emerging Markets Portfolio	3,145,115	867,411	527,790	-	(130,077)	(56,441)	(132,675)	(135,470)	73,127	940,538	4,085,653
Real Estate Portfolio	13,743,142	2,997,518	3,604,600	-	(580,427)	(672,948)	(532,239)	648,297	2,467,283	5,464,801	19,207,943
Funds Manager 50% Portfolio	3,305,990	616,378	1,886,565	-	(28,214)	-	(105,139)	(144,030)	1,609,182	2,225,560	5,531,550
Funds Manager 70% Portfolio	2,187,534	505,912	704,309	-	(6,693)	(84,411)	(70,102)	(21,005)	522,098	1,028,010	3,215,544
Funds Manager 85% Portfolio	881,870	200,203	254,803	-	(350,600)	-	(46,834)	17,838	(124,793)	75,410	957,280
Government Money Market Portfolio Service Class 2	2,550,426	15,416	103,232	-	(260,531)	(536,771)	(179,605)	2,090,184	1,216,509	1,231,925	3,782,351
American Century Variable
Portfolios, Inc.
Balanced Fund	1,243,684	223,286	359,218	(23)	(99,799)	(64,066)	(37,197)	5,574	163,707	386,993	1,630,677
Capital Appreciation Fund	1,560,985	554,041	11,534	475	(71,680)	(6,233)	(26,341)	314,002	221,757	775,798	2,336,783
International Fund	2,900,218	744,711	20,846	(4,373)	(277,746)	(88,302)	(121,477)	478,768	7,716	752,427	3,652,645
Value Fund	49,039,862	12,659,252	8,849,608	(4,040)	(2,404,823)	(2,574,519)	(1,491,383)	(236,545)	2,138,298	14,797,550	63,837,412
Disciplined Core Value Fund	1,478,926	305,139	286,700	510	(199,479)	(19,205)	(51,163)	(14,431)	2,932	308,071	1,786,997
Inflation Protection Fund	5,679,743	406,676	602,025	(214)	(570,441)	(200,079)	(251,604)	(195,724)	(616,037)	(209,361)	5,470,382
Large Company Value Fund	431,595	124,055	5,502	-	(13,823)	(23,831)	(28,445)	86,909	26,312	150,367	581,962
Mid Cap Value Fund	20,178,339	5,765,154	5,900,733	387	(1,122,668)	(593,643)	(978,216)	(159,648)	3,046,945	8,812,099	28,990,438
Ultra Fund	4,360,242	1,258,106	358,216	-	(312,483)	(79,212)	(194,225)	(543,506)	(771,210)	486,896	4,847,138
MFS Variable Insurance Trust
Research Series	544,784	149,489	491	-	(4,597)	-	(13,318)	(152,506)	(169,930)	(20,441)	524,343
Growth Series	1,590,189	618,713	14,776	382	(192,372)	(2,604)	(26,478)	274,949	68,653	687,366	2,277,555
Investors Trust Series	247,965	72,148	4,930	631	(2,851)	(3,689)	(14,284)	8,119	(7,144)	65,004	312,969
New Discovery Series	3,381,752	1,446,431	1,122,084	291	(197,659)	(124,802)	(129,331)	269,798	940,381	2,386,812	5,768,564
Corporate Bond Portfolio	3,009,012	381,275	1,044,254	-	(147,437)	(34,398)	(148,971)	(106,781)	606,667	987,942	3,996,954
Emerging Markets Equity Portfolio	2,677,402	560,903	1,117,841	-	(96,554)	(110,942)	(52,072)	(129,083)	729,190	1,290,093	3,967,495
Technology Portfolio	3,062,555	1,088,325	827,453	-	(170,084)	(54,488)	(153,533)	(63,826)	385,522	1,473,847	4,536,402
Global Tactical Allocation Portfolio	1,019,727	135,123	102,521	-	(35,302)	(21,834)	(45,417)	207,904	207,872	342,995	1,362,722
International Intrinsic Value Portfolio	11,345,060	2,772,095	2,544,044	-	(446,210)	(328,216)	(415,716)	(592,458)	761,444	3,533,539	14,878,599
Utilities Series Portfolio	8,005,693	1,960,969	1,744,015	-	(255,083)	(226,289)	(297,136)	89,847	1,055,354	3,016,323	11,022,016
Blended Research Core Equity Portfolio	2,091,274	510,041	194,734	-	(14,539)	(139,484)	(21,543)	(798,188)	(779,020)	(268,979)	1,822,295
Global Real Estate Portfolio	-	9,896	240,595	-	-	-	(1,497)	88,184	327,282	337,178	337,178

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,418,592	291,932	50,482	-	(58,355)	(15,517)	(38,919)	4,197	(58,112)	233,820	1,652,412
Mid-Cap Stock Portfolio	2,017,140	402,397	37,714	(1,020)	(165,649)	(45,961)	(80,339)	(96,623)	(351,878)	50,519	2,067,659
International Opportunities Portfolio	5,854,396	650,258	23,734	122	(322,007)	(117,948)	(120,595)	(5,967,960)	(6,504,654)	(5,854,396)	-
Bond-Debenture Portfolio	17,841,186	2,194,244	3,657,965	-	(981,992)	(515,118)	(656,661)	1,472,979	2,977,173	5,171,417	23,012,603
Fundamental Equity Portfolio	1,512,416	295,932	61,915	-	(28,536)	(42,674)	(62,327)	20,795	(50,827)	245,105	1,757,521
Developing Growth Portfolio	2,539,423	603,700	552,517	-	(14,409)	(130,628)	(68,151)	(530,690)	(191,361)	412,339	2,951,762
Short Duration Income Portfolio	16,864,578	579,200	6,133,460	-	(1,700,243)	(889,050)	(895,259)	(564,729)	2,084,179	2,663,379	19,527,957
Alger Fund
LargeCap Growth Portfolio	5,649,133	1,360,000	42,789	(2,163)	(687,854)	(78,759)	(170,248)	(486,599)	(1,382,834)	(22,834)	5,626,299
MidCap Growth Portfolio	3,315,112	954,979	40,023	(506)	(279,943)	(43,401)	(129,396)	544,407	131,184	1,086,163	4,401,275
Capital Appreciation Portfolio	3,107,490	924,610	41,060	-	(425,734)	(2,561)	(53,055)	(72,589)	(512,879)	411,731	3,519,221
SmallCap Growth Portfolio	640,494	174,362	1,203	421	(44,561)	-	(5,503)	(41,346)	(89,786)	84,576	725,070
Capital Appreciation Portfolio Class S	35,116,472	10,740,212	3,194,333	-	(1,536,309)	(1,878,558)	(1,231,912)	(1,661,975)	(3,114,421)	7,625,791	42,742,263
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	1,951,529	596,895	132,200	291	(18,648)	(978)	(65,460)	169,951	217,356	814,251	2,765,780
S&P 500 Index Portfolio	1,335,229	356,153	9,860	-	(174,315)	(15,560)	(42,618)	(24,355)	(246,988)	109,165	1,444,394
SRI Balanced Portfolio	256,115	83,273	315,576	-	-	-	(6,490)	320,831	629,917	713,190	969,305
Invesco Variable Insurance Funds
Technology Fund	887,568	303,096	13,495	198	(35,594)	(8,433)	(17,636)	55,539	7,569	310,665	1,198,233
Managed Volatility Fund	856,720	138,779	8,139	-	(17,248)	(21,241)	(19,077)	(60,051)	(109,478)	29,301	886,021
Diversified Dividend Fund	716,583	168,467	6,291	(25)	(68,513)	-	(19,323)	1,160	(80,410)	88,057	804,640
Health Care Fund	1,474,378	424,541	11,322	(30)	(154,979)	(16,003)	(31,183)	(13,049)	(203,922)	220,619	1,694,997
Global Real Estate Fund	168,990	40,853	202	-	(18,577)	(33,644)	(18,534)	132,021	61,468	102,321	271,311
International Growth Fund	153,261	40,668	-	-	(18,059)	(6,522)	(28,334)	172,821	119,906	160,574	313,835
Mid Cap Core Equity Fund	220,938	50,712	848	-	(10,889)	(5,463)	(18,602)	57,894	23,788	74,500	295,438
J.P. Morgan Series Trust II
Core Bond Portfolio	3,189,953	160,387	23,337	(1,146)	(417,373)	(79,643)	(96,319)	(700,194)	(1,271,338)	(1,110,951)	2,079,002
Small Cap Core Portfolio	1,781,995	406,518	20,144	(55)	(160,002)	(8,694)	(62,613)	209,970	(1,250)	405,268	2,187,263
Rydex Variable Trust
Nova Fund	701,253	274,083	6,368	291	(38,576)	(9,919)	(5,543)	(80,729)	(128,108)	145,975	847,228
NASDAQ-100 Fund	1,057,358	337,938	7,709	-	(53,347)	(11,499)	(13,234)	15,952	(54,419)	283,519	1,340,877
U.S. Government Money Market Fund	445,354	(999)	1	-	(56,614)	(22,372)	(22,955)	(218,384)	(320,324)	(321,323)	124,031
Inverse S&P 500 Strategy Fund	57,051	(13,446)	60	-	-	(201)	(1,074)	(732)	(1,947)	(15,393)	41,658
Inverse NASDAQ-100 Strategy Fund	49,606	(14,523)	5,133	-	-	(6,295)	(206)	2,072	704	(13,819)	35,787
Inverse Government Long Bond Strategy Fund	36,479	(4,088)	-	-	-	-	(290)	(20,903)	(21,193)	(25,281)	11,198
Government Long Bond 1.2x Strategy	155,464	58,494	49	-	(35,352)	(3,871)	(13,565)	(36,550)	(89,289)	(30,795)	124,669
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	5,377,373	1,187,872	207,681	-	(191,220)	(119,046)	(233,674)	(170,429)	(506,688)	681,184	6,058,557
S&P 500 Pure Growth Fund	3,449,466	854,677	527,095	-	(99,581)	(274,077)	(98,600)	(68,464)	(13,627)	841,050	4,290,516
S&P MidCap 400 Pure Growth Fund	1,402,480	195,111	24,660	-	(23,733)	(9,247)	(31,168)	27,305	(12,183)	182,928	1,585,408
Guggenheim Variable Insurance Funds
Long Short Equity Fund	617,103	31,467	164,239	421	(6,171)	(8,329)	(17,608)	44,154	176,706	208,173	825,276
Multi-Hedge Strategies Fund	2,257,538	78,733	87,797	-	(87,013)	(249,289)	(81,341)	(1,252)	(331,098)	(252,365)	2,005,173
Global Managed Futures Strategy Fund	392,483	6,613	5,891	-	(2,641)	(11,762)	(25,275)	1,917	(31,870)	(25,257)	367,226
Small Cap Value Fund	2,355,101	485,028	246,086	-	(89,132)	(21,476)	(105,162)	(122,720)	(92,404)	392,624	2,747,725

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
ProFunds VP
Access VP High Yield Fund	258,731	19,566	41	-	(11,952)	(18,320)	(10,710)	(92,069)	(133,010)	(113,444)	145,287
Asia 30	60,652	8,504	-	-	(997)	(2,071)	(2,743)	6,502	691	9,195	69,847
Banks	43,616	13,610	1	-	-	(2,926)	(2,278)	363	(4,840)	8,770	52,386
Basic Materials	42,888	5,150	2	-	(11,266)	(9,970)	(1,836)	1	(23,069)	(17,919)	24,969
Bear	87,088	(20,400)	198	-	(9,081)	(3,377)	(1,916)	2,027	(12,149)	(32,549)	54,539
Biotechnology	321,578	36,514	454	-	(36,264)	(17,262)	(16,031)	30,080	(39,023)	(2,509)	319,069
Bull	687,801	218,722	1,298	-	(51,168)	(34,205)	(69,003)	571,107	418,029	636,751	1,324,552
Consumer Goods	76,661	24,387	487	-	(6,548)	-	(8,244)	57,771	43,466	67,853	144,514
Consumer Services	123,818	28,477	27	-	(32,625)	(1,767)	(10,570)	7,684	(37,251)	(8,774)	115,044
Dow 30	151,386	25,401	-	-	-	-	(6,750)	(30,037)	(36,787)	(11,386)	140,000
Emerging Markets	71,589	11,944	-	-	(9,142)	-	(5,465)	(7,984)	(22,591)	(10,647)	60,942
Europe 30	70,156	9,990	2	-	(11,157)	-	(3,702)	(1)	(14,858)	(4,868)	65,288
Falling U.S. Dollar	32,846	(1,387)	1	-	-	-	(2,781)	(1)	(2,781)	(4,168)	28,678
Financials	49,249	11,352	-	-	(2,379)	-	(2,265)	17,078	12,434	23,786	73,035
Health Care	490,365	54,291	30	-	(16,246)	(109,338)	(18,234)	(90,340)	(234,128)	(179,837)	310,528
Industrials	110,012	32,060	106	-	(5,371)	(13,950)	(8,084)	72,920	45,621	77,681	187,693
International	44,929	7,148	-	-	-	-	(6,686)	(1)	(6,687)	461	45,390
Internet	385,249	62,002	444	-	(31,313)	(73,445)	(11,137)	(63,728)	(179,179)	(117,177)	268,072
Japan	47,826	7,628	-	-	(2,096)	(12,496)	(645)	(1,366)	(16,603)	(8,975)	38,851
Large-Cap Growth	740,051	178,070	585	-	(31,079)	-	(43,245)	24,293	(49,446)	128,624	868,675
Large-Cap Value	439,372	100,073	482	-	(10,197)	-	(18,483)	58,943	30,745	130,818	570,190
Mid-Cap	2,630,056	275,135	1,604	-	(74,578)	-	(92,896)	238,306	72,436	347,571	2,977,627
Mid-Cap Growth	276,021	56,287	5	-	(17,853)	(2,820)	(29,168)	15,338	(34,498)	21,789	297,810
Mid-Cap Value	114,532	21,273	-	-	(19,058)	(5,699)	(8,933)	(2,481)	(36,171)	(14,898)	99,634
Government Money Market	5,522,693	(60,519)	4,649	-	(280,641)	(527,026)	(374,001)	(1,372,828)	(2,549,847)	(2,610,366)	2,912,327
Oil & Gas	410,449	18,401	1	-	(3,471)	(37,299)	(20,091)	(84,793)	(145,653)	(127,252)	283,197
NASDAQ-100	685,118	211,033	446	-	(65,111)	(34,877)	(49,503)	(61,726)	(210,771)	262	685,380
Pharmaceuticals	112,035	12,095	456	-	-	(38,819)	(6,593)	4,434	(40,522)	(28,427)	83,608
Precious Metals	580,199	248,250	202	-	(25,889)	(87,906)	(41,397)	52,472	(102,518)	145,732	725,931
Real Estate	233,780	55,243	-	-	(3,777)	(5,907)	(12,680)	(16,338)	(38,702)	16,541	250,321
Rising Rates Opportunity	106,509	(10,413)	-	-	(704)	(2,793)	(4,095)	(52,406)	(59,998)	(70,411)	36,098
Semiconductor	33,289	24,947	1	-	-	-	(5,274)	59,807	54,534	79,481	112,770
Short Dow 30	3,664	(775)	-	-	-	-	(66)	(2)	(68)	(843)	2,821
Short Emerging Markets	-	-	-	-	-	-	-	-	-	-	-
Short International	19,689	(3,198)	1	-	(6,040)	(2,854)	(47)	62	(8,878)	(12,076)	7,613
Short Mid-Cap	3,990	(1,022)	-	-	-	-	(63)	102	39	(983)	3,007
Short NASDAQ-100	405	(121)	-	-	-	-	(42)	1	(41)	(162)	243
Short Small-Cap	20,735	(3,911)	-	-	(7,513)	(3,585)	(118)	107	(11,109)	(15,020)	5,715
Small-Cap	209,307	42,382	1	-	(51,096)	(2,695)	(22,826)	109,159	32,543	74,925	284,232
Small-Cap Growth	257,385	39,533	25	-	(18,582)	(9,392)	(15,432)	(32,327)	(75,708)	(36,175)	221,210
Small-Cap Value	86,612	16,387	31	-	-	-	(6,117)	306	(5,780)	10,607	97,219
Technology	152,767	76,703	139	-	(6,493)	(3,512)	(13,663)	115,467	91,938	168,641	321,408
Telecommunications	13,550	1,763	2	-	-	(4,735)	(5,938)	364	(10,307)	(8,544)	5,006
U.S. Government Plus	257,704	18,751	199	-	(2,110)	(30,229)	(9,719)	(87,523)	(129,382)	(110,631)	147,073
UltraBull	466,571	241,316	485	-	(45,128)	(54,136)	(9,715)	(5,644)	(114,138)	127,178	593,749
UltraMid-Cap	610,133	259,876	-	-	(26,876)	(1,360)	(16,872)	(412,165)	(457,273)	(197,397)	412,736
UltraNASDAQ-100	346,340	224,017	-	-	(69,358)	(87,511)	(14,487)	67,109	(104,247)	119,770	466,110
UltraShort Dow 30	3,200	(6,934)	1	-	-	-	-	5,623	5,624	(1,310)	1,890
UltraShort NASDAQ-100	4,703	2,617	-	-	-	-	-	(5,108)	(5,108)	(2,491)	2,212
UltraSmall-Cap	137,118	69,545	486	-	(12,128)	(42,712)	(1,105)	(11,205)	(66,664)	2,881	139,999
Utilities	78,896	21,753	1,097	-	(4,481)	(8,402)	(19,694)	17,988	(13,492)	8,261	87,157

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	5,266,523	522,916	117,956	349	(351,436)	(76,345)	(129,484)	301,064	(137,896)	385,020	5,651,543
Emerging Markets Fund	1,457,114	410,141	17,924	133	(121,732)	(13,518)	(34,595)	(92,880)	(244,668)	165,473	1,622,587
Emerging Markets Bond Fund	492,835	58,517	5,501	-	(61,857)	(80)	(7,439)	(25,616)	(89,491)	(30,974)	461,861
Janus Henderson Series
Global Technology and Innovation Portfolio	3,437,928	1,530,270	1,113,788	-	(243,845)	(1,675)	(107,102)	(124,118)	637,048	2,167,318	5,605,246
Overseas Portfolio	395,000	97,908	15,601	-	(19,382)	-	(5,350)	4,525	(4,606)	93,302	488,302
Research Portfolio	464,875	136,378	34,203	-	(1,097)	-	(21,365)	(76,893)	(65,152)	71,226	536,101
Enterprise Services Portfolio	16,238,499	5,703,336	6,020,510	-	(1,012,503)	(1,094,077)	(595,798)	(394,128)	2,924,004	8,627,340	24,865,839
Global Research Portfolio	683,618	202,391	288,564	-	(11,486)	(178,495)	(6,952)	(8,373)	83,258	285,649	969,267
Mid Cap Value Portfolio	2,579,014	751,461	435,319	-	(232,111)	(109,661)	(149,036)	202,508	147,019	898,480	3,477,494
Balanced Portfolio	24,628,415	5,943,506	12,307,554	-	(890,938)	(1,116,750)	(1,124,952)	1,576,346	10,751,260	16,694,766	41,323,181
Flexible Bond Portfolio	5,303,727	403,872	2,172,048	-	(357,502)	(113,537)	(186,997)	(227,087)	1,286,925	1,690,797	6,994,524
GI Unconstrained Bond Portfolio	942,017	(9,473)	113	-	-	(12,643)	(240)	(919,774)	(932,544)	(942,017)	-
PIMCO Variable Insurance Trust
Total Return Portfolio	47,287,227	3,180,673	4,931,328	(6,358)	(2,960,962)	(1,668,926)	(2,026,570)	1,319,963	(411,525)	2,769,148	50,056,375
Low Duration Portfolio	24,682,261	625,999	5,597,025	-	(1,021,953)	(972,764)	(1,152,376)	(2,468,454)	(18,522)	607,477	25,289,738
High Yield Portfolio	7,294,631	1,069,806	1,512,168	41	(573,484)	(195,992)	(298,297)	3,069,784	3,514,220	4,584,026	11,878,657
Real Return Portfolio	20,301,950	1,378,083	2,658,714	-	(737,626)	(943,364)	(730,955)	(405,744)	(158,975)	1,219,108	21,521,058
All Asset Portfolio	4,586,867	436,737	41,041	-	(88,514)	(426,382)	(140,419)	(59,106)	(673,380)	(236,643)	4,350,224
Global Managed Asset Allocation Portfolio	440,541	69,801	104,616	-	(17,467)	(61,200)	(28,929)	62,364	59,384	129,185	569,726
Short-Term Portfolio	47,247,593	583,785	6,604,106	-	(2,575,487)	(3,308,057)	(2,174,326)	(1,581,787)	(3,035,551)	(2,451,766)	44,795,827
Emerging Markets Bond Portfolio	1,578,041	215,717	299,962	-	(49,564)	(36,984)	(63,922)	44,312	193,804	409,521	1,987,562
Global Bond Opportunities Portfolio	341,868	15,736	6,433	-	(5,830)	-	(12,861)	6,392	(5,866)	9,870	351,738
Commodity Real Return Strategy Portfolio	5,142,150	500,758	159,276	-	(248,664)	(283,621)	(175,360)	149,670	(398,699)	102,059	5,244,209
International Bond (USD-Hedged) Portfolio	1,539,607	90,972	448,026	-	(24,484)	(20,691)	(82,419)	66,014	386,446	477,418	2,017,025
Dynamic Bond Adv Portfolio	2,152,016	75,385	375,609	-	(48,301)	(216,117)	(71,050)	307,361	347,502	422,887	2,574,903
Income Advisor Portfolio	24,253,965	1,910,546	9,007,561	-	(546,277)	(107,639)	(1,588,128)	1,128,286	7,893,803	9,804,349	34,058,314
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,611,852	351,351	28,093	(837)	(204,443)	(30,002)	(64,134)	(69,700)	(341,023)	10,328	1,622,180
Large Cap Value Fund	601,559	58,665	6,384	-	(7,547)	-	(3,432)	(410,340)	(414,935)	(356,270)	245,289
Mid Cap Value Fund	2,714,840	774,606	34,542	(107)	(309,574)	(20,765)	(113,032)	176,236	(232,700)	541,906	3,256,746
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	608,374	200,068	10,643	-	(70,808)	-	(15,919)	259,439	183,355	383,423	991,797
AMT Mid Cap Intrinsic Value Portfolio	208,610	29,639	6,149	-	(3,820)	-	(2,632)	109,235	108,932	138,571	347,181
BNY Mellon Variable Investment Fund
Appreciation Portfolio	278,795	91,600	484	-	(1,925)	-	(33,224)	21,649	(13,016)	78,584	357,379
International Value Portfolio	33,455	4,095	1	-	(2,138)	-	(23,639)	778	(24,998)	(20,903)	12,552
Sustainable U.S. Equity Portfolio	29,142	11,217	456	-	-	-	(1,514)	15,739	14,681	25,898	55,040
Invesco Van Kampen Variable Insurance Fund
Growth and Income Portfolio	485,152	106,169	163	-	(53,088)	(39,369)	(54,457)	146,545	(206)	105,963	591,115
Value Opportunities Fund	48,247	10,320	-	-	(5,230)	-	(915)	(26,608)	(32,753)	(22,433)	25,814
American Value Fund	136,422	28,718	-	-	(548)	-	(9,185)	2,237	(7,496)	21,222	157,644
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	104,046	10,779	105	-	(1,141)	(29,002)	(20,759)	(545)	(51,342)	(40,563)	63,483
Emerging Markets Equity Portfolio	318,320	36,954	229	-	(17,650)	(46,802)	(38,745)	(42,822)	(145,790)	(108,836)	209,484
Discovery Portfolio	134,709	55,939	1	-	(10,023)	-	(4,449)	(93,421)	(107,892)	(51,953)	82,756
U.S. Real Estate Portfolio	148,599	21,970	467	-	(13,308)	(36,997)	(8,551)	9,202	(49,187)	(27,217)	121,382

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Northern Lights Variable Trust
Power Income Fund	1,086,635	61,673	10,010	-	(76,668)	(247,775)	(19,435)	4,676	(329,192)	(267,519)	819,116
Power Dividend Index Fund	13,943,760	(664,520)	3,476,332	-	(451,368)	(2,541)	(857,224)	(7,219,380)	(5,054,181)	(5,718,701)	8,225,059
AB Variable Products Series
Real Estate Investment Portfolio	1,929,587	247,000	1,690	-	(54,606)	-	(12,344)	(2,111,327)	(2,176,587)	(1,929,587)	-
Dynamic Asset Allocation Portfolio	909,782	231,616	1,990,360	-	(6,115)	(24,416)	(68,455)	6,638	1,898,012	2,129,628	3,039,410
Small Cap Growth Portfolio	44,952	15,481	-	-	(4,658)	-	(4,421)	17,461	8,382	23,863	68,815
Small Mid Cap Value Portfolio	2,119,867	417,109	703,106	-	(72,227)	(99,234)	(73,099)	(38,396)	420,150	837,259	2,957,126
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,248,128	656,927	181,326	-	(221,530)	(345,137)	(68,273)	(100,914)	(554,528)	102,399	3,350,527
Capital Appreciation Fund	888,609	249,081	2,818	-	(27,348)	(151,054)	(18,567)	(22,548)	(216,699)	32,382	920,991
Equity Dividend Fund	11,414,294	3,090,750	2,575,181	-	(622,021)	(547,448)	(480,172)	808,411	1,733,951	4,824,701	16,238,995
Global Allocation Fund	14,193,918	2,178,368	763,980	-	(470,583)	(919,984)	(355,080)	(671,752)	(1,653,419)	524,949	14,718,867
Advantage Large Cap Core Fund	754,291	174,921	5,198	-	(12,188)	(221,873)	(26,495)	1,961	(253,397)	(78,476)	675,815
Large Cap Focus Growth Fund	3,549,201	1,402,847	2,017,428	-	(103,091)	(137,557)	(58,726)	1,128,844	2,846,898	4,249,745	7,798,946
60/40 Target Allocation ETF Fund	1,124,633	387,594	2,177,523	-	(66,706)	(251,941)	(69,078)	141,456	1,931,254	2,318,848	3,443,481
Total Return Portfolio	46,347	12,176	1,009,699	-	-	-	-	33,606	1,043,305	1,055,481	1,101,828
S&P 500 Portfolio	424,266	203,745	732,839	-	-	-	(4,272)	(20,794)	707,773	911,518	1,335,784
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	3,121,580	945,048	388,547	-	(142,201)	(177,323)	(112,196)	(127,842)	(171,015)	774,033	3,895,613
Dividend Opportunity Portfolio	3,096,000	720,874	727,096	-	(126,603)	(88,458)	(169,694)	(19,096)	323,245	1,044,119	4,140,119
Emerging Markets Bond Portfolio	7,541,962	773,148	130,115	-	(253,069)	(456,733)	(247,657)	(296,897)	(1,124,241)	(351,093)	7,190,869
High Yield Portfolio	3,905,408	570,790	234,683	-	(206,984)	(211,286)	(164,163)	466,028	118,278	689,068	4,594,476
Select Large-Cap Value Portfolio	916,799	252,355	125,090	-	-	(1,290)	(12,083)	81,213	192,930	445,285	1,362,084
Seligman Global Tech Portfolio	1,010,282	628,822	834,201	-	(2,263)	(12,132)	(52,014)	98,184	865,976	1,494,798	2,505,080
US Government Mortgage Portfolio	133,229	7,645	345,104	-	-	-	(6,813)	211,037	549,328	556,973	690,202
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	17,052,810	5,569,987	8,733,194	-	(1,016,129)	(818,173)	(595,840)	146,987	6,450,039	12,020,026	29,072,836
Small Cap Index Portfolio	3,215,472	835,538	1,222,446	-	(173,806)	(168,499)	(78,012)	422,354	1,224,483	2,060,021	5,275,493
Alternative Asset Allocation Portfolio	1,702,929	200,265	89,123	-	(45,776)	(295,072)	(63,463)	(141,323)	(456,511)	(256,246)	1,446,683
Global Small Cap Portfolio	319,339	61,622	1,815	-	(15,115)	(9,924)	(23,853)	77,645	30,568	92,190	411,529
Small Mid Cap Value Portfolio	4,793,463	910,586	207,368	-	(161,257)	(281,193)	(133,771)	(87,047)	(455,900)	454,686	5,248,149
CROCI US Portfolio	253,619	70,408	-	-	(395)	(25,004)	(15,022)	(17,687)	(58,108)	12,300	265,919
Eaton Vance Variable Trust
Floating Rate Income Portfolio	23,552,140	1,317,693	4,307,367	-	(2,439,854)	(692,761)	(1,387,250)	(102,422)	(314,920)	1,002,773	24,554,913
Delaware Variable Insurance Portfolios
Total Return Portfolio	308,840	63,817	-	-	(3,790)	-	(3,460)	46,456	39,206	103,023	411,863
International Portfolio	1,155,473	282,583	159,889	-	(58,445)	(31,119)	(23,263)	(76,866)	(29,804)	252,779	1,408,252
Opportunity Portfolio	10,459,941	2,859,620	189,303	-	(382,700)	(664,203)	(275,062)	(204,475)	(1,337,137)	1,522,483	11,982,424
Covered Call Strategy Portfolio	104,813	21,064	9,000	-	-	(2,409)	(1,214)	1,918	7,295	28,359	133,172
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,165,205	1,269,702	478,233	-	(169,978)	(414,244)	(231,290)	49,530	(287,749)	981,953	7,147,158
Income Fund	19,446,807	2,825,884	2,460,166	-	(531,963)	(488,583)	(768,767)	215,819	886,672	3,712,556	23,159,363

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
Global Bond Fund	29,381,151	205,712	5,043,294	-	(1,486,495)	(1,245,452)	(1,060,527)	407,274	1,658,094	1,863,806	31,244,957
Foreign Fund	32,674,138	3,757,537	4,087,041	-	(1,441,673)	(1,917,830)	(1,004,348)	1,277,164	1,000,354	4,757,891	37,432,029
Developing Markets Fund	3,508,427	810,004	273,139	-	(216,001)	(211,670)	(109,178)	(333,506)	(597,216)	212,788	3,721,215
Mutual Global Discovery Fund	6,229,211	1,380,885	381,892	-	(182,731)	(330,667)	(155,959)	(272,614)	(560,079)	820,806	7,050,017
Rising Dividends Fund	16,561,268	4,514,809	2,384,642	-	(661,591)	(517,925)	(667,941)	(478,448)	58,737	4,573,546	21,134,814
Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	4,214,265	813,959	60,654	-	(117,104)	(116,929)	(174,131)	(78,041)	(425,551)	388,408	4,602,673
Balanced Portfolio	6,889,458	1,384,916	224,813	-	(126,710)	(74,164)	(239,358)	(86,196)	(301,615)	1,083,301	7,972,759
Global Equity Income Portfolio	1,082,235	226,911	595	-	-	(15,588)	(20,578)	(61,505)	(97,076)	129,835	1,212,070
Energy Portfolio	1,082,284	(38,022)	169,592	-	(46,094)	(7,376)	(22,162)	321,349	415,309	377,287	1,459,571
Global Bond Portfolio	981,104	77,421	124,326	-	(28,522)	(17,987)	(28,519)	(13,968)	35,330	112,751	1,093,855
Natural Resources Portfolio	615,557	61,090	79,583	-	(25,511)	(28,846)	(20,240)	176,406	181,392	242,482	858,039
Growth Portfolio	2,540,547	860,736	376,678	-	(224,031)	(88,802)	(102,194)	127,068	88,719	949,455	3,490,002
High Income Portfolio	12,671,462	1,300,333	2,307,297	-	(773,280)	(452,602)	(563,481)	(661,823)	(143,889)	1,156,444	13,827,906
International Core Equity Portfolio	6,287,420	1,101,261	1,264,046	-	(294,007)	(486,837)	(166,545)	(16,807)	299,850	1,401,111	7,688,531
Global Growth Portfolio	619,413	153,798	119,967	-	(3,831)	(9,710)	(19,650)	(6,916)	79,860	233,658	853,071
Mid Cap Growth Portfolio	5,076,728	1,738,013	1,076,690	-	(117,487)	(86,754)	(187,959)	(154,169)	530,321	2,268,334	7,345,062
Science and Technology Portfolio	6,792,018	3,324,695	2,130,734	-	(276,564)	(424,983)	(295,353)	(247,771)	886,063	4,210,758	11,002,776
Small Cap Growth Portfolio	4,274,134	930,434	1,688,397	-	(279,792)	(178,500)	(179,600)	7,796	1,058,301	1,988,735	6,262,869
Small Cap Core Portfolio	9,753,034	2,211,047	1,554,940	-	(335,524)	(485,498)	(318,066)	(270,975)	144,877	2,355,924	12,108,958
Lazard Retirement Series, Inc.
International Equity Portfolio	809,568	167,908	134,993	-	(7,093)	-	(28,352)	(10,400)	89,148	257,056	1,066,624
Global Dynamic Multi Asset Portfolio	1,480,104	222,893	95,737	-	(44,084)	(185,240)	(37,292)	(108,488)	(279,367)	(56,474)	1,423,630
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	740,055	102,402	170,135	-	(20,624)	(8,577)	(41,977)	275,134	374,091	476,493	1,216,548
ClearBridge Variable Mid Cap Portfolio	6,854,418	2,129,938	1,300,445	-	(380,630)	(356,551)	(239,048)	(346,459)	(22,243)	2,107,695	8,962,113
ClearBridge Variable Dividend Strategy Portfolio	10,619,124	3,284,874	2,084,458	-	(343,897)	(542,065)	(700,450)	8,138,974	8,637,020	11,921,894	22,541,018
ClearBridge Variable Small Cap Growth Portfolio	3,162,135	828,897	657,558	-	(202,703)	(161,810)	(121,050)	(59,627)	112,368	941,265	4,103,400
ClearBridge Variable Aggressive Growth Portfolio	887,811	205,211	40,127	-	(38,372)	-	(53,669)	53,582	1,668	206,879	1,094,690
Western Asset Variable Core Bond Plus Portfolio	55,352,016	5,971,617	15,231,009	-	(1,924,736)	(2,562,387)	(2,136,494)	(1,289,762)	7,317,630	13,289,247	68,641,263
ClearBridge Variable Large Cap Growth Portfolio	8,584,085	2,885,628	4,631,396	-	(556,315)	(535,728)	(314,047)	(278,967)	2,946,339	5,831,967	14,416,052
QS Legg Mason Partners Variable Income Trust
Dynamic Multi Strategy Portfolio	422,692	57,232	3,341	-	-	(14,532)	(9,029)	(29,486)	(49,706)	7,526	430,218
Pioneer Variable Contracts Trust
Fund Portfolio	582,979	162,804	7,024	-	(15,128)	-	(7,702)	(40,993)	(56,799)	106,005	688,984
Bond Portfolio	40,731,920	3,099,757	7,560,645	-	(1,719,022)	(2,040,378)	(1,315,263)	77,076	2,563,058	5,662,815	46,394,735
Strategic Income Portfolio	11,954,464	961,738	2,309,881	-	(752,028)	(620,721)	(644,891)	29,053	321,294	1,283,032	13,237,496
Equity Income Portfolio	10,079,474	2,489,857	2,108,544	-	(249,986)	(296,856)	(291,843)	3,778	1,273,637	3,763,494	13,842,968
High Yield Portfolio	1,201,429	147,725	7,621	-	(36,757)	(20,681)	(46,526)	(20,857)	(117,200)	30,525	1,231,954
Prudential Series Funds
Jennison 20/20 Focus Portfolio	289,459	81,106	233	-	-	(12,355)	(3,320)	39,911	24,469	105,575	395,034
Natural Resources Portfolio	512,795	42,841	9,073	-	(14,887)	(22,581)	(7,590)	370,420	334,435	377,276	890,071
SP Prudential US Emerging Growth Portfolio	419,675	128,909	-	-	(29,163)	-	(12,408)	(136,623)	(178,194)	(49,285)	370,390
Royce Capital Fund
Micro-Cap Portfolio	439,782	76,450	340	-	(24,543)	(1,712)	(6,641)	(10,322)	(42,878)	33,572	473,354
Small Cap Portfolio	8,283,097	1,368,832	429,480	-	(407,402)	(422,551)	(431,265)	73,048	(758,690)	610,142	8,893,239
Alps Fund
Alerian Energy Infrastructure Portfolio	1,546,879	292,343	134,179	-	(17,192)	(205,705)	(19,106)	28,153	(79,671)	212,672	1,759,551
Red Rocks Global Opportunity Portfolio	1,177,653	423,075	238,092	-	(148,883)	(50,651)	(43,684)	(12,540)	(17,666)	405,409	1,583,062

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2019

	Net Assets Beginning of Year (a)	Net Increase (Decrease) in Net Assets Resulting from Operations (b)	Net Premiums (c)	Transfers of Policy Loans (d)	Transfers of Surrenders (e)	Transfers of Death Benefits (f)	Transfers of Other Terminations (g)	Interfund and Net Transfers (to) from General Account (h)	Net Increase (Decrease) in Net Assets from Capital Share Transactions (i)=(c+d+e+f+g+h)	Total Increase (Decrease) in Net Assets (j)=(b+i)	Net Assets End of Year (k)=(a+j)
American Funds IS
Asset Allocation Fund	41,272,047	8,978,090	21,000,423	-	(871,824)	(2,834,643)	(1,510,225)	1,094,664	16,878,395	25,856,485	67,128,532
Blue Chip Income and Growth Fund	24,755,085	5,122,704	7,120,107	-	(809,935)	(1,518,957)	(996,235)	(89,866)	3,705,114	8,827,818	33,582,903
Ultra-Short Bond Fund	11,075,480	8,769	4,634,286	-	(2,695,822)	(369,474)	(474,890)	(1,133,069)	(38,969)	(30,200)	11,045,280
Capital Income Builder Fund	13,739,071	2,304,563	2,551,359	-	(257,455)	(549,235)	(327,557)	(227,399)	1,189,713	3,494,276	17,233,347
Global Growth Fund	6,906,376	2,554,774	3,175,980	-	(164,727)	(399,476)	(212,351)	128,994	2,528,420	5,083,194	11,989,570
Global Growth and Income Fund	8,809,205	2,550,931	1,924,406	-	(107,706)	(1,466,812)	(255,160)	(20,513)	74,215	2,625,146	11,434,351
Global Small Capitalization Fund	3,041,269	948,096	1,186,939	-	(28,639)	(344,364)	(101,138)	(49,756)	663,042	1,611,138	4,652,407
Growth Fund	21,307,468	6,375,363	4,693,010	-	(838,874)	(1,248,892)	(513,071)	106,609	2,198,782	8,574,145	29,881,613
Growth-Income Fund	24,681,484	6,468,508	7,624,972	-	(753,376)	(1,231,422)	(686,857)	391,914	5,345,231	11,813,739	36,495,223
International Fund	6,210,405	1,314,414	1,298,040	-	(129,490)	(438,288)	(108,255)	(349,864)	272,143	1,586,557	7,796,962
International Growth and Income Fund	4,886,791	1,086,385	1,306,171	-	(246,845)	(59,684)	(136,209)	49,099	912,532	1,998,917	6,885,708
New World Fund	22,371,637	6,246,967	5,487,418	-	(956,513)	(1,223,464)	(732,556)	(603,395)	1,971,490	8,218,457	30,590,094
U.S. Government/AAA-Rated Securities Fund	9,996,749	390,390	5,513,579	-	(529,156)	(835,439)	(181,503)	157,619	4,125,100	4,515,490	14,512,239
Invesco Oppenheimer
Total Return Bond Fund	1,381,911	111,768	1,020,305	-	(2,671)	(41,590)	(65,816)	93,217	1,003,445	1,115,213	2,497,124
Discovery Mid Cap Growth Fund	1,200,322	496,850	628,500	-	(21,206)	(76,387)	(88,148)	397,581	840,340	1,337,190	2,537,512
Global Multi-Alternatives Fund	87,065	2,819	-	-	-	-	(1,557)	(88,327)	(89,884)	(87,065)	-
Global Fund	3,736,216	1,109,144	1,099,014	-	(161,194)	(8,593)	(159,568)	(598,971)	170,688	1,279,832	5,016,048
International Growth Fund	6,284,910	1,970,033	3,928,824	-	(290,475)	(285,452)	(213,150)	57,762	3,197,509	5,167,542	11,452,452
Main Street Fund	5,103,092	1,740,295	2,711,146	-	(176,680)	(58,592)	(130,821)	506,779	2,851,832	4,592,127	9,695,219
Main Street Small Cap Fund	3,567,016	919,604	854,601	-	(76,690)	(189,301)	(94,388)	8,075	502,297	1,421,901	4,988,917
T. Rowe Price
Blue Chip Growth Portfolio	24,860,206	7,656,991	11,235,855	-	(836,514)	(1,022,597)	(863,380)	680,379	9,193,743	16,850,734	41,710,940
Health Sciences Portfolio	10,053,170	3,080,585	4,765,939	-	(353,392)	(147,556)	(364,667)	(1,053,013)	2,847,311	5,927,896	15,981,066
John Hancock Variable Insurance Trust
Financial Industries Portfolio	143,851	72,287	215,307	-	-	-	(3,077)	72,337	284,567	356,854	500,705
Fundamental All Cap Core Portfolio	49,138	17,912	1,575	-	-	-	-	8,649	10,224	28,136	77,274
Select Bond Portfolio	3,876	2,871	74,936	-	(60,825)	-	(2,641)	140,940	152,410	155,281	159,157
Strategic Income Opportunities Portfolio	86,302	13,106	172,256	-	-	-	(2,292)	12,952	182,916	196,022	282,324
Federated Hermes
High Income Bond Portfolio	-	9,510	288,364	-	-	-	(2,479)	51,390	337,275	346,785	346,785
Kaufmann Portfolio	-	40,059	583,815	-	-	-	(3,063)	119,377	700,129	740,188	740,188
Managed Volatility Portfolio	-	1,408	24,574	-	-	-	-	1	24,575	25,983	25,983

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Organization

Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.

Investments

The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Invesco Variable Insurance Funds (“INV”), J.P. Morgan Series Trust II (“JP”), Rydex Variable Trust (“RYDEX”), ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Insurance Fund (“BNY”), the Invesco Van Kampen Variable Insurance Funds (“IVKVI”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Delaware Variable Insurance Portfolio (“DEL”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Ivy Funds Variable Insurance Portfolios (“IVY VIP”), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the QS Legg Mason Partners Variable Income Trust (“LMVIT”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Guggenheim Variable Insurance Funds (“GVIF”), the Rydex Variable Insurance Funds (“RYDEX VIF”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”) and the John Hancock Variable Insurance Trust (“JHVIT”), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years. During 2019 the Separate Account began offering a new portfolio of funds, provided by Federated Hermes (“FED H”).

Effective April 29, 2016, the LMVET ClearBridge Variable Mid Cap Core Portfolio will be renamed the LMVET ClearBridge Variable Mid Cap Portfolio.

Effective May 1, 2016, several funds had name changes. The PF Money Market Portfolio was renamed the PF Government Money Market Portfolio, the Van Eck Emerging Markets Fund was renamed the VanEck Emerging Markets Fund, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the VanEck Unconstrained Emerging Markets Bond Fund, the Van Eck Global Hard Assets Fund was renamed the VanEck Global Hard Assets Fund, and the AFIS Cash Management Fund was renamed the AFIS Ultra-Short Bond Fund.

Effective May 1, 2016, the TVF Directional Allocation Portfolio was closed to new investors and on June 6, 2016 the portfolio was liquidated. The plan of liquidation and dissolution was approved by

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

the Board of Trustees of Transparent Value. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds not transferred when the fund closed were moved to the American Fund IS Cash Management Fund.

Effective June 28, 2016, the EVVT Bond Initial Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Eaton Vance Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds not transferred when the fund closed were moved the American Funds IS UltraShort Fund.

Effective September 23, 2016, the CAM SRI Large Cap Core Portfolio merged with the CAM S&P 500 Index Portfolio.

Effective September 30, 2016, the Ivy Funds Variable Insurance Portfolios (“IVY VIP”) was renamed the Ivy Variable Insurance Portfolios (“IVY VIP”).

Effective November 30, 2016, the RYDEX Nova Fund had a share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
RYDEX Nova Fund	2:1

Effective November 30, 2016, several RYDEX funds had reverse share splits as shown in the following table.

Fund	Split Ratio (New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:3
RYDEX Inverse Government Long Bond Strategy Fund	1:3
RYDEX Inverse NASDAQ-100 Strategy Fund	1:4
RYDEX Inverse S&P 500 Strategy Fund	1:6

Effective December 2, 2016, several PF funds had reverse share splits as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Japan Portfolio	1:4
PF Telecommunications Portfolio	1:4
PF Bear Portfolio	1:5
PF Short Mid-Cap Portfolio	1:8
PF Rising Rates Opportunity Portfolio	1:10

Effective December 31, 2016, Eaton Vance Corporation acquired the assets of Calvert Investment Management, Inc. The announcement of acquisition was done on October 21, 2016.

Effective January 13, 2017, the EVVT Large Cap Value Portfolio was closed to new investors and on April 28, 2017 the portfolio was liquidated. The plan of liquidation and dissolution was approved

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

by the Board of Trustees of Eaton Vance Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2017 were transferred to the American Funds IS UltraShort Fund.

Effective February 7, 2017, the NLVT Adaptive Allocation Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at 2/28/2017 were transferred to the Profunds Government Money Market.

Effective March 3, 2017, the IVY VIP Small Cap Value Portfolio was renamed the IVY VIP Small Cap Core Portfolio.

Effective April 28, 2017, the JANUS Janus Portfolio was renamed the JANUS Research Portfolio, the OPP Core Bond Fund was renamed the OPP Total Return Bond Fund, and the IVY VIP Global Natural Resources Portfolio was renamed the IVY VIP Natural Resources Portfolio.

Effective May 1, 2017, the DEUT VIP Large Cap Value Portfolio was renamed the DEUT VIP CROCI US Portfolio, the Dreyfus Socially Responsible Growth Portfolio was renamed the Dreyfus Sustainable U.S. Equity Portfolio, and the Morgan Stanley Universal Institutional Funds was renamed MSVIF.

Effective June 2, 2017, the Janus Aspen Series Portfolios was renamed the JANUS and the JANUS Global Unconstrained Bond Portfolio was renamed he JANUS GI Unconstrained Bond Portfolio and the JANUS Perkins Mid Cap Value Portfolio was renamed the JANUS Mid Cap Value Portfolio.

Effective June 12, 2017, the BRVS Large Cap Core Fund was renamed the BRVS Advantage Large Cap Core Fund and the BRVS Large Cap Growth Fund was renamed the BRVS Large Cap Focus Growth Fund.

The LMVET Clearbridge Variable Large Cap Growth Portfolio, the CVP Select Large-Cap Value Portfolio, the CVP Seligman Global Tech Portfolio, the CVP US Government Mortgage Portfolio, the First Investor Life Series (“FILS”) Covered Call Strategy Portfolio, the PIMCO Income Advisor Portfolio, and the NLVT Power Dividend Index Fund were introduced effective August 1, 2017.

Effective August 1, 2017, the DEUT VIP Global Small Cap Portfolio, the VIPF Overseas Portfolio, the IVY VIP Asset Strategy Portfolio, the IVY VIP Dividend Opportunities Portfolio, the IVY VIP Global Growth Portfolio, the JANUS Research Portfolio, the JANUS Overseas Portfolio, the PIONEER VCT Fund Portfolio, the PIONEER VCT High Yield Portfolio, the NLVT Power Income Fund, the LMVIT Dynamic Multi-Strategy Portfolio, and the ROYCE Micro-Cap Portfolio were closed to new investors. All policyowners were be given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

Effective December 11, 2017, two PF funds had reverse share splits as shown in the following table.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Fund	Split Ratio (New to Old Shares)
PF Short Emerging Markets Portfolio	1:5
PF UltraShort NASDAQ-100 Portfolio	1:8

Effective March 29, 2018 the BRVS iShares Equity Appreciation Fund and the BRVS iShares Dynamic Fixed Income Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at 3/29/2018 were transferred to the American Funds IS Ultra-Short Bond fund.

Effective April 30, 2018 the INV Global Health Care Fund was renamed the INV Health Care Fund and the IVY VIP Dividend Opportunities Portfolio was renamed IVY VIP Global Equity Income Portfolio.

Effective May 1, 2018 the IVY VIP Balanced Portfolio, the PRUDENTIAL Natural Resources Portfolio, and the PRUDENTIAL SP Prudential US Emerging Growth Portfolio were closed to new investors.

Effective May 1, 2018 the Separate Account began offering a new portfolio of funds, provided by JHVIT. The funds available under this portfolio include the JHVIT Financial Industries Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the JHVIT Select Bond Portfolio, and the JHVIT Strategic Income Opportunities Portfolio. In addition, the CAM SRI Balanced Portfolio was introduced on May 1, 2018.

Effective June 18, 2018 the BRVS Total Return Portfolio and the BRVS S&P 500 Portfolio were introduced.

Effective July 2, 2018 the Deutsche Variable Insurance Portfolio was renamed the DWS Variable Insurance Portfolios.

Effective July 30, 2018 the PIMCO Foreign Bond (USD-Hedged) Portfolio was renamed the PIMCO International Bond (USD-Hedged) Portfolio, the PIMCO Unconstrained Bond Adv Portfolio was renamed the PIMCO Dynamic Bond Adv Portfolio, and the PIMCO Global Bond Unhedged Portfolio was renamed the PIMCO Global Bond Opportunities Portfolio.

Effective July 15, 2018 the BRVS iShares Alternative Strategies Fund was closed to new investors and on August 31, 2018 the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 31, 2018 were transferred to the American Funds IS Ultra-Short Bond Fund.

Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was closed to new investors and a subsequent liquidation occurred March 1, 2019. The plan of liquidation and dissolution was approved by the Board of Trustees of Janus Henderson Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 1, 2019 were transferred to the VIPF Government Money Market Portfolio.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the AB Variable Products Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 18, 2019 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the MSVIF Discovery Portfolio.

Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by Federated (“FED”). The funds available under this portfolio include the FED High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed Volatility Portfolio. In addition, the ACVP Balanced Fund, the ACVP Income & Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May 1, 2019.

Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P MidCap 400 Pure Growth Fund were closed to new investors.

Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.

Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.

Effective June 1, 2019 the MFS International Value Portfolio was renamed the MFS International Intrinsic Value Portfolio.

Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the BNY.

Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.

Effective October 1, 2019 the PIMCO Global Multi-Asset Managed Allocation Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.

Effective October 4, 2019 all FILS Funds were transitioned into the DEL.

Effective October 4, 2019 the DEL Total Return Portfolio, the DEL International Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy Portfolio were closed to new investors.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Ultrashort Dow 30 Portfolio	1:8
PF Short NASDAQ-100 Portfolio	1:4
PF Short Dow 30 Portfolio	1:4
PF Short International Portfolio	1:4

Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Internet Portfolio	3:1

Effective April 28, 2020, all the FED funds were renamed the FED H.

Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.

Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity

Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Insurance Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.

Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.

Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.

Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5

Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

of their choice without incurring a transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.

Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5

Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1

Fair Value

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.

Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

At December 31, 2020, the Company’s investments were classified as follows:

Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Mutual Funds	$2,052,450,193	$-	$-	$2,052,450,193

The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2020.

The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Related Party Transactions

The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company. The sponsor company, Midland National Life Insurance Company, pays fees to an affiliate of Guggenheim for providing administrative services on certain variable annuity products.

Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective March 18, 2021, the NLVT Power Income Fund was closed and liquidated.

Effective April 26, 2021, the PF Access VP High Yield Fund will be renamed the PF Profunds Access VP High Yield Fund.

Effective April 30, 2021, the Invesco Oppenheimer Fund will be renamed the Invesco V.I Fund. In addition, the INV OPP Total Return Bond Fund will be renamed the INV OPP Core Bond Fund, the INV OPP Mid Cap Core Equity Fund will be renamed the INV OPP Main Street Mid Cap Fund, and the Van Eck Global Hard Assets Fund will be renamed the Van Eck Global Resources Fund.

Effective April 30, 2021, the INV OPP Managed Volatility Fund will merge with the INV OPP Equity and Income Fund and the INV OPP Value Opportunities Fund will merge with the INV OPP American Value Fund.

Effective May 1, 2021, the PIONEER VCT Fund Portfolio will be reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund will be renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund will be renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund will be renamed the AFIS US Government Securities Fund.

Effective May 1, 2021, eight new funds will be introduced including the CVP Emerging Markets Portfolio, the DUET VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV OPP Balanced-Risk Allocation Fund, INV OPP Core Plus Bond Fund, INV OPP Diversified Dividend Fund, INV OPP Equity and Income Fund, and the INV OPP Small Cap Equity Fund.

Effective May 1, 2021, the Separate Account will begin offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio will consist of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective May 1, 2021, fourteen funds will be closed to new investors. These include the DUET VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY Growth Portfolio, the IVY VIP High Income Portfolio, the IVY International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY Science and Technology Portfolio, the IVY VIP Small Cap Core Portfolio, and the IVY Small Cap Growth Portfolio.

Effective May 5, 2021, the LAC Developing Growth Portfolio will be closed to new investors.

2.	Expenses

The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.

•

A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

•

A mortality and expense risk fee is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

•

A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

The rates of each applicable charge depending on the product are summarized below.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity	0.90%	0.35%	$40.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2020 and 2019 were as follows:

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$16,346,466	$12,948,756	$22,552,633	$27,459,051
High Income Portfolio	7,001,351	12,273,406	21,546,372	14,022,648
Equity-Income Portfolio	734,002	1,145,875	1,284,645	1,776,518
Growth Portfolio	1,840,596	2,420,706	1,320,446	1,956,904
Overseas Portfolio	677,822	1,164,053	947,424	1,327,036
Mid Cap Portfolio	1,551,043	3,051,208	3,653,510	2,547,946
Asset Manager Portfolio	32,972	202,959	165,401	86,201
Investment Grade Bond Portfolio	1,147,610	1,368,765	1,723,961	1,851,650
Index 500 Portfolio	2,429,250	3,687,434	5,862,575	3,753,115
Contrafund Portfolio	4,846,240	8,100,293	8,157,973	4,915,314
Asset Manager: Growth Portfolio	89,158	112,687	138,655	133,643
Balanced Portfolio	845,185	603,982	580,559	412,601
Growth & Income Portfolio	1,483,421	1,836,744	1,385,239	1,324,328
Growth Opportunities Portfolio	13,850,572	4,899,377	3,895,430	2,007,689
Value Strategies Portfolio	1,030,786	1,567,685	1,055,057	1,074,771
Strategic Income Portfolio	3,312,367	2,047,577	3,719,264	1,734,432
Emerging Markets Portfolio	1,436,108	761,073	627,787	550,439
Real Estate Portfolio	4,102,395	2,556,034	4,697,555	1,836,342
Funds Manager 50% Portfolio	9,471,568	6,269,522	2,521,887	562,542
Funds Manager 70% Portfolio	535,258	204,020	1,077,584	254,640
Funds Manager 85% Portfolio	305,130	351,948	661,543	621,219
Government Money Market Portfolio Service Class 2	1,759,681	1,184,755	2,703,872	1,471,947
International Capital Appreciation Portfolio	602,580	6,898	-	-
American Century Variable
Portfolios, Inc.
Balanced Fund	1,519,476	662,691	489,590	294,163
Capital Appreciation Fund	869,079	1,361,894	1,197,317	685,234
International Fund	729,127	1,204,539	1,036,402	887,716
Value Fund	10,438,796	6,823,906	11,587,989	5,903,585
Disciplined Core Value Fund	1,565,907	673,698	1,092,003	946,992
Inflation Protection Fund	1,717,989	1,543,443	966,377	1,529,570
Large Company Value Fund	73,190	235,533	1,024,822	985,795
Mid Cap Value Fund	4,720,390	3,068,457	8,319,657	2,690,314
Ultra Fund	3,486,715	3,236,545	2,495,052	2,835,856
MFS Variable Insurance Trust
Research Series	42,903	163,718	405,792	533,022
Growth Series	243,702	1,009,016	1,389,497	1,173,826
Investors Trust Series	156,980	163,024	79,968	72,196
New Discovery Series	3,672,910	2,930,084	3,983,762	2,180,969
Corporate Bond Portfolio	3,358,789	1,110,736	1,799,976	1,117,744
Emerging Markets Equity Portfolio	942,854	669,567	1,475,186	668,488
Technology Portfolio	4,375,590	2,025,038	1,685,733	908,335
Global Tactical Allocation Portfolio	269,611	205,946	380,921	128,148
International Intrinsic Value Portfolio	3,094,643	3,560,845	3,251,900	2,055,155
Utilities Series Portfolio	2,867,960	3,008,850	2,754,072	1,414,717
Blended Research Core Equity Portfolio	405,894	574,805	445,875	1,044,895
Global Real Estate Portfolio	236,390	317,088	403,366	73,034

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	64,840	125,353	195,484	143,684
Mid-Cap Stock Portfolio	151,658	432,385	158,703	486,719
International Opportunities Portfolio	-	-	536,062	7,031,433
Bond-Debenture Portfolio	5,077,947	4,820,365	5,588,507	2,002,130
Fundamental Equity Portfolio	219,905	249,020	195,557	202,709
Developing Growth Portfolio	2,730,542	1,380,872	1,729,820	1,685,666
Short Duration Income Portfolio	9,068,908	9,431,497	9,587,473	7,151,447
Alger Fund
LargeCap Growth Portfolio	2,798,477	3,268,005	368,043	1,727,305
MidCap Growth Portfolio	1,471,842	1,750,547	1,921,250	1,375,970
Capital Appreciation Portfolio	1,328,723	1,097,766	721,266	901,101
SmallCap Growth Portfolio	68,046	136,567	45,251	106,688
Capital Appreciation Portfolio Class S	10,695,386	11,757,348	7,141,777	5,830,845
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	1,335,593	657,461	894,271	499,442
S&P 500 Index Portfolio	778,618	433,051	477,203	635,257
SRI Balanced Portfolio	2,021,950	493,388	652,925	8,997
Invesco Variable Insurance Funds
Technology Fund	587,128	372,710	221,647	134,481
Managed Volatility Fund	45,847	214,392	73,203	150,850
Diversified Dividend Fund	76,650	90,820	598,683	601,402
Health Care Fund	259,295	566,434	389,909	578,966
Global Real Estate Fund	79,141	189,302	174,282	110,504
International Growth Fund	296,283	341,591	443,759	312,433
Mid Cap Core Equity Fund	84,293	55,944	167,181	123,758
J.P. Morgan Series Trust II
Core Bond Portfolio	549,251	875,859	1,609,110	2,846,028
Small Cap Core Portfolio	516,589	446,899	652,815	453,465
Rydex Variable Trust
Nova Fund	106,113	366,377	118,755	250,363
NASDAQ-100 Fund	827,826	368,466	205,728	250,103
U.S. Government Money Market Fund	83	37,810	421,012	742,334
Inverse S&P 500 Strategy Fund	129,471	96,513	4,925	7,232
Inverse NASDAQ-100 Strategy Fund	16,465	28,248	7,815	7,631
Inverse Government Long Bond Strategy Fund	2,936	2,237	6,535	28,106
Government Long Bond 1.2x Strategy	6,737,092	6,344,006	6,684,907	6,774,371
NASDAQ-100 2x Strategy Fund	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	2,262,325	2,199,288	898,511	1,321,999
S&P 500 Pure Growth Fund	1,394,079	1,786,004	1,047,358	1,022,550
S&P MidCap 400 Pure Growth Fund	131,543	352,998	140,733	172,555
Guggenheim Variable Insurance Funds
Long Short Equity Fund	219,109	75,389	222,668	51,496
Multi-Hedge Strategies Fund	384,327	573,573	182,003	492,125
Global Managed Futures Strategy Fund	36,026	102,868	751,738	785,867
Small Cap Value Fund	811,667	359,426	571,480	521,149

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales
ProFunds VP
Access VP High Yield Fund	103,952	200,082	125,911	255,170
Asia 30	89,147	92,170	79,149	80,221
Banks	22,277	35,313	46,322	51,852
Basic Materials	32,707	31,323	15,556	38,494
Bear	25,726	40,891	2,265	16,271
Biotechnology	306,460	369,263	127,467	173,093
Bull	526,043	1,403,007	1,266,492	846,225
Consumer Goods	354,102	305,524	158,237	90,997
Consumer Services	157,576	97,093	195,940	229,667
Dow 30	144,723	40,043	115,962	155,522
Emerging Markets	208,450	192,833	71,990	95,947
Europe 30	12,027	32,950	36,080	50,555
Falling U.S. Dollar	20,325	23,345	4,602	8,057
Financials	8,849	44,833	55,668	42,831
Health Care	274,079	297,085	286,873	485,455
Industrials	189,412	215,475	207,746	145,992
International	160,914	131,277	970	8,529
Internet	368,349	368,077	316,291	497,581
Japan	4,509	4,972	4,489	21,955
Large-Cap Growth	656,687	591,939	553,821	438,861
Large-Cap Value	293,430	397,698	433,305	355,904
Mid-Cap	2,624,090	4,934,409	8,500,735	8,473,698
Mid-Cap Growth	282,070	252,243	158,408	176,884
Mid-Cap Value	26,803	32,602	51,962	87,401
Government Money Market	8,031,525	6,920,955	4,984,355	7,594,720
Oil & Gas	256,310	281,714	146,257	287,290
NASDAQ-100	825,026	1,026,841	840,370	1,064,398
Pharmaceuticals	19,038	45,218	26,963	55,789
Precious Metals	837,926	1,269,667	413,015	534,008
Real Estate	100,058	255,472	145,188	176,353
Rising Rates Opportunity	1,743	9,309	3,138	62,427
Semiconductor	152,836	157,636	201,683	142,226
Short Dow 30	1,071,258	1,001,556	1	146
Short Emerging Markets	-	-	-	-
Short International	4,740	4,928	1,486	10,448
Short Mid-Cap	2,585	2,977	1,243	1,279
Short NASDAQ-100	14,378	9,495	1	53
Short Small-Cap	408,488	374,461	1,909	12,731
Small-Cap	183,408	298,749	148,754	122,409
Small-Cap Growth	504,775	464,639	169,684	228,724
Small-Cap Value	223,783	112,741	17,139	25,396
Technology	671,562	636,949	574,172	483,066
Telecommunications	3,291	2,763	4,483	14,832
U.S. Government Plus	952,590	685,108	157,988	290,354
UltraBull	918,918	122,646	336,367	461,756
UltraMid-Cap	2,299,567	2,125,740	5,956,683	6,439,401
UltraNASDAQ-100	649,238	518,409	413,680	529,208
UltraShort Dow 30	101	135	146,754	141,189
UltraShort NASDAQ-100	9	99	68,952	74,207
UltraSmall-Cap	1,352,900	1,228,910	1,238,445	1,310,615
Utilities	186,045	123,602	231,083	234,963

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	1,230,221	1,253,629	859,400	1,084,794
Emerging Markets Fund	518,842	745,969	370,591	586,438
Emerging Markets Bond Fund	632,141	549,836	402,761	496,567
Janus Henderson Series
Global Technology and Innovation Portfolio	6,624,665	3,875,176	2,299,976	1,396,070
Overseas Portfolio	215,732	145,799	106,017	108,590
Research Portfolio	141,685	192,071	88,869	109,231
Enterprise Services Portfolio	7,660,875	4,750,807	6,658,991	2,706,213
Global Research Portfolio	252,874	241,990	403,490	268,998
Mid Cap Value Portfolio	1,060,411	818,506	1,057,131	681,584
Balanced Portfolio	19,522,642	10,382,276	15,184,256	3,495,164
Flexible Bond Portfolio	4,412,665	2,410,078	3,842,970	2,470,951
GI Unconstrained Bond Portfolio	-	-	74,638	1,002,914
PIMCO Variable Insurance Trust
Total Return Portfolio	22,227,309	27,964,837	18,202,749	17,858,756
Low Duration Portfolio	14,063,563	11,137,068	6,679,964	6,364,252
High Yield Portfolio	10,456,508	12,103,359	8,146,657	4,310,391
Real Return Portfolio	4,939,161	4,582,092	2,618,649	2,729,963
All Asset Portfolio	554,217	1,017,855	503,864	1,116,393
Global Managed Asset Allocation Portfolio	372,768	94,916	198,409	134,713
Short-Term Portfolio	36,235,993	24,360,859	10,944,577	13,517,418
Emerging Markets Bond Portfolio	488,566	322,988	688,841	441,076
Global Bond Opportunities Portfolio	10,713	182,651	26,175	28,327
Commodity Real Return Strategy Portfolio	688,709	755,617	483,882	723,000
International Bond (USD-Hedged) Portfolio	716,897	366,899	788,049	382,616
Dynamic Bond Adv Portfolio	574,555	846,985	916,261	501,699
Income Advisor Portfolio	9,568,518	14,395,219	11,701,014	3,204,780
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	344,316	632,876	680,710	1,008,334
Large Cap Value Fund	30,750	36,830	80,374	486,930
Mid Cap Value Fund	537,410	487,808	717,352	854,445
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	429,868	669,616	831,701	590,999
AMT Mid Cap Intrinsic Value Portfolio	88,709	236,448	315,598	170,044
BNY Mellon Variable Investment Fund
Appreciation Portfolio	263,971	325,300	168,778	152,255
International Value Portfolio	340	10,527	7,889	32,846
Sustainable U.S. Equity Portfolio	52,069	79,070	36,080	21,027
Invesco Van Kampen Variable Insurance Fund
Growth and Income Portfolio	102,660	168,507	433,567	391,282
Value Opportunities Fund	54,082	54,179	13,306	41,889
American Value Fund	62,175	90,497	122,509	121,981

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	20,074	46,921	22,844	71,547
Emerging Markets Equity Portfolio	247,130	252,872	95,759	224,795
Discovery Portfolio	131,182	127,527	25,941	111,471
U.S. Real Estate Portfolio	22,155	44,266	65,007	110,474
Northern Lights Variable Trust
Power Income Fund	49,636	179,851	99,706	422,464
Power Dividend Index Fund	480,087	7,187,180	5,650,952	10,680,720
AB Variable Products Series
Real Estate Investment Portfolio	-	-	83,456	2,184,196
Dynamic Asset Allocation Portfolio	399,251	234,740	2,074,881	152,775
Small Cap Growth Portfolio	70,248	119,297	26,904	9,853
Small Mid Cap Value Portfolio	802,689	820,473	1,350,022	655,487
BlackRock Variable Series Fund, Inc.
Basic Value Fund	704,808	1,132,597	924,267	1,180,808
Capital Appreciation Fund	195,478	124,060	164,491	237,481
Equity Dividend Fund	6,643,111	2,934,644	4,816,101	1,990,164
Global Allocation Fund	2,869,943	2,856,846	1,414,754	2,511,978
Advantage Large Cap Core Fund	151,540	324,249	88,214	308,247
Large Cap Focus Growth Fund	4,611,387	2,554,392	4,207,769	677,718
60/40 Target Allocation ETF Fund	2,747,177	872,311	2,444,806	450,544
Total Return Portfolio	603,905	149,028	1,296,295	250,360
S&P 500 Portfolio	400,363	114,429	829,437	52,047
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	1,312,330	1,285,421	551,273	768,404
Dividend Opportunity Portfolio	797,914	732,112	1,023,656	747,642
Emerging Markets Bond Portfolio	293,464	1,203,560	484,608	1,342,751
High Yield Portfolio	1,357,192	1,068,271	1,019,786	722,896
Select Large-Cap Value Portfolio	212,780	801,230	277,028	98,851
Seligman Global Tech Portfolio	2,739,469	1,477,531	1,552,553	466,026
US Government Mortgage Portfolio	2,285,905	708,944	637,677	90,305
Strategic Income Portfolio	261,144	8,868	-	-
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	11,020,997	6,534,665	11,688,877	4,200,927
Small Cap Index Portfolio	2,199,740	1,650,404	2,242,572	702,587
Alternative Asset Allocation Portfolio	85,006	351,024	164,689	581,828
Global Small Cap Portfolio	94,625	208,940	198,272	152,858
Small Mid Cap Value Portfolio	1,167,486	906,267	895,465	1,023,894
CROCI US Portfolio	61,759	103,948	29,501	63,467
Eaton Vance Variable Trust
Floating Rate Income Portfolio	4,356,253	11,004,749	6,780,845	6,385,441
Delaware Variable Insurance Portfolios
Total Return Portfolio	62,752	91,437	127,486	77,460
International Portfolio	410,580	424,779	591,505	522,249
Opportunity Portfolio	2,153,297	1,987,979	728,957	1,763,106
Covered Call Strategy Portfolio	19,583	131,673	12,366	5,346
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	1,324,064	1,437,322	1,513,174	1,107,267
Income Fund	4,372,545	4,571,005	4,378,696	2,310,569

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales
Global Bond Fund	5,619,120	3,537,138	6,606,184	3,238,744
Foreign Fund	4,035,197	3,587,353	5,053,541	3,562,220
Developing Markets Fund	434,002	897,538	256,021	865,895
Mutual Global Discovery Fund	1,315,883	1,726,011	1,314,455	1,155,075
Rising Dividends Fund	3,461,633	4,794,451	5,858,005	2,920,254
Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	255,640	1,252,922	364,239	577,560
Balanced Portfolio	785,257	1,764,287	994,786	674,287
Global Equity Income Portfolio	111,357	233,283	346,872	127,021
Energy Portfolio	662,344	874,835	1,292,237	894,991
Global Bond Portfolio	449,884	520,415	225,031	166,858
Natural Resources Portfolio	193,059	301,592	323,843	145,350
Growth Portfolio	1,509,087	1,160,801	1,713,787	954,808
High Income Portfolio	4,803,111	4,413,787	4,626,956	3,983,110
International Core Equity Portfolio	898,412	1,143,158	2,066,471	1,181,923
Global Growth Portfolio	17,952	117,377	595,938	64,866
Mid Cap Growth Portfolio	4,744,647	2,399,652	2,438,375	1,021,068
Science and Technology Portfolio	5,231,706	2,620,004	3,542,199	1,833,057
Small Cap Growth Portfolio	613,755	1,767,107	2,377,560	935,436
Small Cap Core Portfolio	1,974,430	1,924,212	3,717,105	1,646,481
Lazard Retirement Series, Inc.
International Equity Portfolio	187,758	134,796	189,541	109,850
Global Dynamic Multi Asset Portfolio	208,030	295,283	91,784	387,372
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	500,876	308,321	726,253	307,892
ClearBridge Variable Mid Cap Portfolio	1,580,014	1,492,837	1,387,144	1,403,285
ClearBridge Variable Dividend Strategy Portfolio	15,077,607	8,351,519	12,031,076	2,130,633
ClearBridge Variable Small Cap Growth Portfolio	1,274,043	1,352,860	1,575,033	1,117,369
ClearBridge Variable Aggressive Growth Portfolio	109,815	259,615	120,075	105,011
Western Asset Variable Core Bond Plus Portfolio	14,308,901	13,835,801	15,413,149	6,080,674
ClearBridge Variable Large Cap Growth Portfolio	3,558,534	2,715,563	5,138,754	1,701,080
QS Legg Mason Partners Variable Income Trust
Dynamic Multi Strategy Portfolio	38,515	20,500	14,907	61,760
Pioneer Variable Contracts Trust
Fund Portfolio	114,984	82,324	140,534	101,795
Bond Portfolio	6,776,159	5,773,648	7,338,483	4,024,973
Strategic Income Portfolio	1,974,231	1,985,906	2,583,337	2,038,542
Equity Income Portfolio	2,331,846	2,557,631	7,594,771	1,308,482
High Yield Portfolio	85,891	232,980	115,284	191,396
Prudential Series Funds
Jennison 20/20 Focus Portfolio	130	24,820	41,779	21,954
Natural Resources Portfolio	88,094	473,065	536,197	210,366
SP Prudential US Emerging Growth Portfolio	9,327	222,693	31,478	215,478
Royce Capital Fund
Micro-Cap Portfolio	42,161	182,167	75,820	81,964
Small Cap Portfolio	907,312	1,111,651	1,610,980	1,410,324
Alps Fund
Alerian Energy Infrastructure Portfolio	558,629	280,348	266,648	340,588
Red Rocks Global Opportunity Portfolio	562,531	386,561	486,835	505,998

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020		2019
Portfolio	Purchases	Sales	Purchases	Sales
American Funds IS
Asset Allocation Fund	23,778,287	10,460,405	25,702,655	6,025,093
Blue Chip Income and Growth Fund	6,145,739	5,537,671	10,008,454	3,866,856
Ultra-Short Bond Fund	32,511,593	20,732,576	8,872,083	8,880,806
Capital Income Builder Fund	2,319,686	3,016,200	3,253,328	1,850,853
Global Growth Fund	5,930,929	2,628,088	4,259,537	1,265,968
Global Growth and Income Fund	4,002,907	1,440,509	2,791,043	2,148,930
Global Small Capitalization Fund	1,091,828	877,246	1,511,308	679,097
Growth Fund	7,620,054	7,461,345	7,195,831	2,444,051
Growth-Income Fund	8,840,817	6,951,437	11,623,395	3,093,480
International Fund	2,010,285	2,117,798	1,740,857	1,287,188
International Growth and Income Fund	1,509,469	1,237,756	1,656,497	609,301
New World Fund	3,907,448	4,584,180	5,554,139	2,720,602
U.S. Government/AAA-Rated Securities Fund	36,315,193	16,586,411	8,982,095	4,739,671
Invesco Oppenheimer
Total Return Bond Fund	2,085,554	795,909	1,757,764	725,253
Discovery Mid Cap Growth Fund	1,585,393	1,023,130	1,358,676	337,030
Global Multi-Alternatives Fund	-	-	1,182	90,520
Global Fund	1,297,523	1,544,621	2,137,230	1,344,545
International Growth Fund	3,397,437	1,701,586	4,578,801	1,041,503
Main Street Fund	2,022,875	2,403,463	4,880,798	975,556
Main Street Small Cap Fund	1,276,610	1,673,472	1,470,037	610,003
T. Rowe Price
Blue Chip Growth Portfolio	11,316,063	9,441,364	12,740,887	2,905,027
Health Sciences Portfolio	7,329,478	3,414,090	5,941,993	2,562,441
John Hancock Variable Insurance Trust
Financial Industries Portfolio	490,398	217,102	326,857	14,799
Fundamental All Cap Core Portfolio	4,054	2,954	25,521	10,595
Select Bond Portfolio	261,858	112,585	219,249	64,264
Strategic Income Opportunities Portfolio	182,525	52,277	191,265	4,421
Federated Hermes
High Income Bond Portfolio	411,920	339,197	339,676	3,714
Kaufmann Portfolio	3,024,717	223,295	822,179	124,580
Managed Volatility Portfolio	284,898	245,768	24,573	62

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

4.	Summary of Changes from Unit Transactions

Transactions in units for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	1,527,031	1,206,490	320,541	2,106,295	2,563,246	(456,951)
High Income Portfolio	303,564	522,594	(219,030)	879,154	554,741	324,413
Equity-Income Portfolio	11,165	34,354	(23,189)	20,429	57,096	(36,667)
Growth Portfolio	24,521	51,907	(27,386)	21,739	41,728	(19,989)
Overseas Portfolio	30,292	54,480	(24,188)	31,494	66,045	(34,551)
Mid Cap Portfolio	92,123	149,238	(57,115)	113,531	119,885	(6,354)
Asset Manager Portfolio	163	8,789	(8,626)	3,246	3,004	242
Investment Grade Bond Portfolio	64,897	76,012	(11,115)	92,806	100,663	(7,857)
Index 500 Portfolio	157,593	118,319	39,274	414,334	113,464	300,870
Contrafund Portfolio	213,902	251,525	(37,623)	244,263	180,309	63,954
Asset Manager: Growth Portfolio	1,460	2,477	(1,017)	4,130	5,037	(907)
Balanced Portfolio	25,271	21,338	3,933	15,345	14,843	502
Growth & Income Portfolio	55,123	61,704	(6,581)	43,827	46,602	(2,775)
Growth Opportunities Portfolio	894,271	270,669	623,602	224,477	58,136	166,341
Value Strategies Portfolio	37,773	86,816	(49,043)	37,790	57,753	(19,963)
Strategic Income Portfolio	238,664	165,393	73,271	286,098	140,771	145,327
Emerging Markets Portfolio	62,157	53,636	8,521	48,096	42,017	6,079
Real Estate Portfolio	217,865	166,398	51,467	255,584	105,025	150,559
Funds Manager 50% Portfolio	674,516	412,415	262,101	165,170	37,743	127,427
Funds Manager 70% Portfolio	26,595	10,365	16,230	48,787	14,406	34,381
Funds Manager 85% Portfolio	14,322	20,571	(6,249)	31,534	37,481	(5,947)
Government Money Market Portfolio Service Class 2	190,465	123,574	66,891	284,939	154,573	130,366
International Capital Appreciation Portfolio	47,011	447	46,564	-	-	-
American Century Variable
Portfolios, Inc.
Balanced Fund	127,873	41,760	86,113	37,580	11,993	25,587
Capital Appreciation Fund	12,431	27,136	(14,705)	21,579	15,008	6,571
International Fund	36,410	62,132	(25,722)	46,199	47,686	(1,487)
Value Fund	520,510	378,548	141,962	453,697	294,936	158,761
Disciplined Core Value Fund	121,142	37,661	83,481	61,367	48,547	12,820
Inflation Protection Fund	156,513	131,457	25,056	85,940	123,953	(38,013)
Large Company Value Fund	4,309	14,166	(9,857)	54,972	51,405	3,567
Mid Cap Value Fund	261,070	163,978	97,092	292,662	120,894	171,768
Ultra Fund	98,286	107,396	(9,110)	86,206	119,992	(33,786)
MFS Variable Insurance Trust
Research Series	664	4,577	(3,913)	11,604	17,690	(6,086)
Growth Series	2,608	21,894	(19,286)	34,494	30,762	3,732
Investors Trust Series	4,821	5,487	(666)	2,279	2,533	(254)
New Discovery Series	133,431	97,657	35,774	123,015	78,016	44,999
Corporate Bond Portfolio	258,248	87,413	170,835	148,132	96,601	51,531
Emerging Markets Equity Portfolio	62,427	62,001	426	130,226	61,752	68,474
Technology Portfolio	127,893	63,829	64,064	47,952	32,406	15,546
Global Tactical Allocation Portfolio	14,991	15,097	(106)	25,071	9,170	15,901
International Intrinsic Value Portfolio	144,284	170,871	(26,587)	149,998	107,704	42,294
Utilities Series Portfolio	149,724	177,428	(27,704)	144,934	78,927	66,007
Blended Research Core Equity Portfolio	21,639	39,627	(17,988)	18,811	78,278	(59,467)
Global Real Estate Portfolio	22,656	33,047	(10,391)	37,534	6,690	30,844

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,912	4,341	(2,429)	2,695	4,752	(2,057)
Mid-Cap Stock Portfolio	6,857	17,962	(11,105)	4,227	18,415	(14,188)
International Opportunities Portfolio	-	-	-	21,100	271,116	(250,016)
Bond-Debenture Portfolio	331,839	357,912	(26,073)	370,190	140,718	229,472
Fundamental Equity Portfolio	14,200	15,216	(1,016)	9,022	10,733	(1,711)
Developing Growth Portfolio	83,645	53,441	30,204	66,261	80,234	(13,973)
Short Duration Income Portfolio	827,779	887,123	(59,344)	872,138	679,763	192,375
Alger Fund
LargeCap Growth Portfolio	60,695	99,595	(38,900)	11,296	67,882	(56,586)
MidCap Growth Portfolio	26,476	52,961	(26,485)	56,315	52,376	3,939
Capital Appreciation Portfolio	16,922	25,471	(8,549)	9,039	24,744	(15,705)
SmallCap Growth Portfolio	55	3,843	(3,788)	226	3,652	(3,426)
Capital Appreciation Portfolio Class S	158,499	396,465	(237,966)	114,331	229,459	(115,128)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	67,759	33,482	34,277	33,706	20,517	13,189
S&P 500 Index Portfolio	38,119	18,098	20,021	22,404	28,718	(6,314)
SRI Balanced Portfolio	160,015	41,761	118,254	55,460	388	55,072
Invesco Variable Insurance Funds
Technology Fund	13,511	11,299	2,212	4,830	4,352	478
Managed Volatility Fund	743	8,163	(7,420)	1,086	5,056	(3,970)
Diversified Dividend Fund	3,260	7,331	(4,071)	42,937	48,502	(5,565)
Health Care Fund	7,361	18,280	(10,919)	13,578	21,028	(7,450)
Global Real Estate Fund	7,361	18,233	(10,872)	14,202	8,544	5,658
International Growth Fund	23,223	28,353	(5,130)	36,360	26,317	10,043
Mid Cap Core Equity Fund	2,267	3,602	(1,335)	9,775	7,779	1,996
J.P. Morgan Series Trust II
Core Bond Portfolio	40,148	65,194	(25,046)	125,932	234,209	(108,277)
Small Cap Core Portfolio	15,787	16,980	(1,193)	15,177	15,953	(776)
Rydex Variable Trust
Nova Fund	1,822	12,540	(10,718)	3,872	8,567	(4,695)
NASDAQ-100 Fund	11,975	6,822	5,153	4,058	5,787	(1,729)
U.S. Government Money Market Fund	-	4,068	(4,068)	43,621	77,620	(33,999)
Inverse S&P 500 Strategy Fund	104,997	87,067	17,930	3,340	4,484	(1,144)
Inverse NASDAQ-100 Strategy Fund	38,279	55,086	(16,807)	13,950	11,245	2,705
Inverse Government Long Bond Strategy Fund	1,667	1,076	591	2,769	12,023	(9,254)
Government Long Bond 1.2x Strategy	274,663	267,710	6,953	333,053	335,862	(2,809)
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	77,523	92,596	(15,073)	38,907	63,290	(24,383)
S&P 500 Pure Growth Fund	27,989	74,618	(46,629)	45,875	46,766	(891)
S&P MidCap 400 Pure Growth Fund	5,791	23,927	(18,136)	10,066	10,966	(900)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	19,582	5,991	13,591	19,291	3,512	15,779
Multi-Hedge Strategies Fund	34,240	52,615	(18,375)	13,589	46,575	(32,986)
Global Managed Futures Strategies Fund	2,658	11,098	(8,440)	82,648	88,662	(6,014)
Small Cap Value Fund	47,204	26,219	20,985	26,850	32,843	(5,993)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
ProFunds VP
Access VP High Yield Fund	6,603	12,291	(5,688)	7,803	16,543	(8,740)
Asia 30	6,686	7,380	(694)	6,455	6,842	(387)
Banks	4,683	7,304	(2,621)	8,062	8,847	(785)
Basic Materials	2,433	2,628	(195)	1,066	3,005	(1,939)
Bear	20,125	29,899	(9,774)	1,438	8,727	(7,289)
Biotechnology	8,732	11,639	(2,907)	4,638	6,033	(1,395)
Bull	29,001	81,930	(52,929)	70,756	47,946	22,810
Consumer Goods	17,915	15,847	2,068	7,593	4,964	2,629
Consumer Services	4,913	3,677	1,236	8,413	9,826	(1,413)
Dow 30	5,954	2,026	3,928	6,338	8,370	(2,032)
Emerging Markets	33,622	35,618	(1,996)	12,439	16,290	(3,851)
Europe 30	1,640	4,306	(2,666)	3,682	5,315	(1,633)
Falling U.S. Dollar	4,143	4,700	(557)	880	1,383	(503)
Financials	837	5,911	(5,074)	5,992	4,409	1,583
Health Care	9,783	11,979	(2,196)	11,036	21,196	(10,160)
Industrials	10,448	12,737	(2,289)	10,729	8,156	2,573
International	23,271	23,817	(546)	127	1,116	(989)
Internet	8,416	8,986	(570)	8,642	13,237	(4,595)
Japan	543	448	95	564	2,510	(1,946)
Large-Cap Growth	23,401	25,013	(1,612)	17,632	19,654	(2,022)
Large-Cap Value	17,136	29,266	(12,130)	28,271	27,602	669
Mid-Cap	180,658	365,690	(185,032)	567,103	580,780	(13,677)
Mid-Cap Growth	13,216	12,888	328	7,680	8,953	(1,273)
Mid-Cap Value	1,496	2,325	(829)	3,211	5,632	(2,421)
Government Money Market	1,047,606	885,493	162,113	639,619	946,236	(306,617)
Oil & Gas	43,379	53,397	(10,018)	15,526	36,132	(20,606)
NASDAQ-100	22,900	30,296	(7,396)	27,265	34,428	(7,163)
Pharmaceuticals	1,160	2,549	(1,389)	700	3,185	(2,485)
Precious Metals	177,075	258,680	(81,605)	117,373	141,864	(24,491)
Real Estate	9,053	20,203	(11,150)	10,855	13,592	(2,737)
Rising Rates Opportunity	1,578	7,915	(6,337)	696	34,240	(33,544)
Semiconductor	7,199	7,666	(467)	10,257	7,356	2,901
Short Dow 30	1,016,268	1,008,424	7,844	-	60	(60)
Short Emerging Markets	-	-	-	-	-	-
Short International	1,634	1,671	(37)	366	3,300	(2,934)
Short Mid-Cap	2,065	2,424	(359)	794	848	(54)
Short NASDAQ-100	23,614	16,064	7,550	-	58	(58)
Short Small-Cap	367,212	367,570	(358)	842	9,603	(8,761)
Small-Cap	15,081	22,349	(7,268)	9,465	8,159	1,306
Small-Cap Growth	24,644	25,245	(601)	8,356	11,564	(3,208)
Small-Cap Value	17,861	11,048	6,813	1,137	1,564	(427)
Technology	20,415	19,205	1,210	21,969	18,457	3,512
Telecommunications	297	225	72	344	1,184	(840)
U.S. Government Plus	39,940	30,024	9,916	9,488	18,107	(8,619)
UltraBull	14,505	4,983	9,522	14,818	19,993	(5,175)
UltraMid-Cap	125,333	114,564	10,769	292,882	315,021	(22,139)
UltraNASDAQ-100	5,361	4,952	409	6,146	7,875	(1,729)
UltraShort Dow 30	-	599	(599)	509,892	510,274	(382)
UltraShort NASDAQ-100	1	1,348	(1,347)	662,850	663,625	(775)
UltraSmall-Cap	104,588	88,590	15,998	88,642	92,790	(4,148)
Utilities	8,534	6,856	1,678	12,231	12,607	(376)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
VanEck Worldwide Insurance Trust
Global Hard Assets Fund	157,027	132,823	24,204	72,417	82,834	(10,417)
Emerging Markets Fund	12,144	18,694	(6,550)	9,585	15,800	(6,215)
Emerging Markets Bond Fund	39,913	36,296	3,617	28,390	33,361	(4,971)
Janus Henderson Series
Global Technology and Innovation Portfolio	153,006	96,535	56,471	71,096	47,190	23,906
Overseas Portfolio	21,495	15,127	6,368	11,480	12,056	(576)
Research Portfolio	3,707	8,079	(4,372)	1,706	5,144	(3,438)
Enterprise Services Portfolio	294,875	222,911	71,964	276,680	129,353	147,327
Global Research Portfolio	10,635	13,049	(2,414)	20,278	14,676	5,602
Mid Cap Value Portfolio	61,912	50,609	11,303	50,587	39,472	11,115
Balanced Portfolio	1,018,435	600,003	418,432	841,237	193,976	647,261
Flexible Bond Portfolio	367,933	200,434	167,499	339,254	223,936	115,318
GI Unconstrained Bond Portfolio	-	-	-	7,210	106,164	(98,954)
PIMCO Variable Insurance Trust
Total Return Portfolio	1,670,377	2,193,134	(522,757)	1,430,726	1,415,912	14,814
Low Duration Portfolio	1,365,809	1,072,501	293,308	609,703	611,584	(1,881)
High Yield Portfolio	708,788	842,632	(133,844)	553,003	288,774	264,229
Real Return Portfolio	406,446	392,872	13,574	239,000	250,060	(11,060)
All Asset Portfolio	32,980	86,091	(53,111)	31,953	88,909	(56,956)
Global Managed Asset Allocation Portfolio	25,440	7,561	17,879	17,163	11,834	5,329
Short-Term Portfolio	3,559,634	2,331,640	1,227,994	997,399	1,302,319	(304,920)
Emerging Markets Bond Portfolio	33,369	25,171	8,198	53,119	34,648	18,471
Global Bond Opportunities Portfolio	525	18,867	(18,342)	1,920	2,552	(632)
Commodity Real Return Strategy Portfolio	99,462	162,249	(62,787)	58,627	139,714	(81,087)
International Bond (USD-Hedged) Portfolio	52,727	30,837	21,890	68,183	33,112	35,071
Dynamic Bond Adv Portfolio	48,911	78,580	(29,669)	78,101	45,491	32,610
Income Advisor Portfolio	794,669	1,417,751	(623,082)	1,046,549	291,015	755,534
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	20,493	36,049	(15,556)	35,024	51,098	(16,074)
Large Cap Value Fund	1,316	1,919	(603)	3,575	27,420	(23,845)
Mid Cap Value Fund	21,924	19,943	1,981	24,129	34,704	(10,575)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	10,398	19,077	(8,679)	25,564	19,339	6,225
AMT Mid Cap Intrinsic Value Portfolio	5,347	15,948	(10,601)	13,692	8,381	5,311
BNY Mellon Variable Investment Fund
Appreciation Portfolio	11,229	14,915	(3,686)	7,003	7,345	(342)
International Value Portfolio	8	1,479	(1,471)	912	3,804	(2,892)
Sustainable U.S. Equity Portfolio	2,503	3,923	(1,420)	1,766	982	784
Invesco Van Kampen Variable Insurance Fund
Growth and Income Portfolio	6,672	11,209	(4,537)	24,249	22,954	1,295
Value Opportunities Fund	5,119	5,183	(64)	641	3,428	(2,787)
American Value Fund	4,459	6,406	(1,947)	7,194	7,678	(484)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,324	3,287	(1,963)	1,106	4,688	(3,582)
Emerging Markets Equity Portfolio	20,598	21,282	(684)	7,001	21,007	(14,006)
Discovery Portfolio	3,698	3,899	(201)	15	3,917	(3,902)
U.S. Real Estate Portfolio	1,764	3,770	(2,006)	3,923	7,577	(3,654)
Northern Lights Variable Trust
Power Income Fund	4,062	18,241	(14,179)	8,288	41,418	(33,130)
Power Dividend Index Fund	56,931	834,309	(777,378)	600,350	1,153,879	(553,529)
AB Variable Products Series
Real Estate Investment Portfolio	-	-	-	127	140,698	(140,571)
Dynamic Asset Allocation Portfolio	28,552	15,381	13,171	163,096	9,694	153,402
Small Cap Growth Portfolio	2,106	4,300	(2,194)	770	419	351
Small Mid Cap Value Portfolio	43,499	48,950	(5,451)	65,983	34,798	31,185
BlackRock Variable Series Fund, Inc.
Basic Value Fund	37,405	69,838	(32,433)	34,321	66,400	(32,079)
Capital Appreciation Fund	2,813	3,815	(1,002)	403	9,593	(9,190)
Equity Dividend Fund	332,589	172,026	160,563	203,364	104,787	98,577
Global Allocation Fund	130,514	191,064	(60,550)	56,389	186,792	(130,403)
Advantage Large Cap Core Fund	4,690	15,478	(10,788)	2,286	14,921	(12,635)
Large Cap Focus Growth Fund	164,613	98,273	66,340	213,140	28,305	184,835
60/40 Target Allocation ETF Fund	215,549	64,745	150,804	205,828	36,756	169,072
Total Return Portfolio	45,834	12,845	32,989	121,154	23,843	97,311
S&P 500 Portfolio	24,715	8,075	16,640	71,250	3,912	67,338
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	72,119	65,758	6,361	34,872	44,689	(9,817)
Dividend Opportunity Portfolio	58,473	50,463	8,010	72,636	48,662	23,974
Emerging Markets Bond Portfolio	9,098	100,434	(91,336)	11,901	109,527	(97,626)
High Yield Portfolio	91,189	86,624	4,565	64,522	56,265	8,257
Select Large-Cap Value Portfolio	20,421	76,111	(55,690)	26,104	7,992	18,112
Seligman Global Tech Portfolio	159,452	90,520	68,932	99,640	35,532	64,108
US Government Mortgage Portfolio	210,582	64,954	145,628	61,021	8,585	52,436
Strategic Income Portfolio	23,343	762	22,581	-	-	-
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	427,403	282,903	144,500	542,516	205,812	336,704
Small Cap Index Portfolio	106,589	91,461	15,128	106,234	37,370	68,864
Alternative Asset Allocation Portfolio	6,013	34,840	(28,827)	10,402	55,147	(44,745)
Global Small Cap Portfolio	7,665	14,892	(7,227)	14,025	11,914	2,111
Small Mid Cap Value Portfolio	59,370	67,039	(7,669)	36,266	65,142	(28,876)
CROCI US Portfolio	3,080	7,227	(4,147)	141	4,027	(3,886)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	343,589	977,329	(633,740)	509,530	536,836	(27,306)
Delaware Variable Insurance Portfolios
Total Return Portfolio	1,618	7,284	(5,666)	9,496	5,735	3,761
International Portfolio	7,249	31,895	(24,646)	37,973	39,142	(1,169)
Opportunity Portfolio	40,797	154,294	(113,497)	25,209	133,567	(108,358)
Covered Call Strategy Portfolio	189	12,121	(11,932)	1,052	374	678
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	74,265	94,958	(20,693)	50,598	64,974	(14,376)
Income Fund	254,284	341,278	(86,994)	223,534	160,512	63,022

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Global Bond Fund	336,924	336,139	785	450,339	291,181	159,158
Foreign Fund	326,800	335,256	(8,456)	403,197	302,903	100,294
Developing Markets Fund	20,661	77,990	(57,329)	22,908	80,438	(57,530)
Mutual Global Discovery Fund	82,068	127,005	(44,937)	36,953	76,792	(39,839)
Rising Dividends Fund	109,919	213,358	(103,439)	146,705	139,304	7,401
Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	9,817	89,480	(79,663)	8,172	42,105	(33,933)
Balanced Portfolio	19,270	103,167	(83,897)	18,794	39,270	(20,476)
Global Equity Income Portfolio	5,447	13,323	(7,876)	1,003	6,912	(5,909)
Energy Portfolio	165,813	198,318	(32,505)	217,885	157,983	59,902
Global Bond Portfolio	37,334	47,626	(10,292)	17,660	14,520	3,140
Natural Resources Portfolio	28,948	54,755	(25,807)	52,661	22,105	30,556
Growth Portfolio	38,906	38,707	199	41,096	37,890	3,206
High Income Portfolio	347,170	377,318	(30,148)	316,663	322,615	(5,952)
International Core Equity Portfolio	63,019	86,856	(23,837)	112,750	87,794	24,956
Global Growth Portfolio	977	6,075	(5,098)	8,413	3,627	4,786
Mid Cap Growth Portfolio	165,614	94,527	71,087	71,668	52,879	18,789
Science and Technology Portfolio	137,252	84,961	52,291	114,939	69,820	45,119
Small Cap Growth Portfolio	40,173	103,894	(63,721)	116,118	54,390	61,728
Small Cap Core Portfolio	86,091	108,741	(22,650)	90,795	79,349	11,446
Lazard Retirement Series, Inc.
International Equity Portfolio	11,700	10,158	1,542	15,650	7,732	7,918
Global Dynamic Multi Asset Portfolio	13,847	19,259	(5,412)	7,106	25,951	(18,845)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	34,226	22,570	11,656	51,555	23,013	28,542
ClearBridge Variable Mid Cap Portfolio	86,459	76,917	9,542	74,298	75,203	(905)
ClearBridge Variable Dividend Strategy Portfolio	754,678	475,223	279,455	530,543	107,483	423,060
ClearBridge Variable Small Cap Growth Portfolio	40,410	56,569	(16,159)	59,437	51,389	8,048
ClearBridge Variable Aggressive Growth Portfolio	1,844	22,643	(20,799)	9,009	8,894	115
Western Asset Variable Core Bond Plus Portfolio	1,177,295	1,200,820	(23,525)	1,209,355	533,429	675,926
ClearBridge Variable Large Cap Growth Portfolio	198,444	167,824	30,620	359,385	127,677	231,708
QS Legg Mason Partners Variable Income Trust
Dynamic Multi Strategy Portfolio	2,759	1,365	1,394	557	4,466	(3,909)
Pioneer Variable Contracts Trust
Fund Portfolio	2,421	3,212	(791)	1,841	4,684	(2,843)
Bond Portfolio	480,522	461,711	18,811	550,372	327,347	223,025
Strategic Income Portfolio	134,259	160,231	(25,972)	193,934	168,045	25,889
Equity Income Portfolio	94,779	140,051	(45,272)	133,798	65,123	68,675
High Yield Portfolio	2,895	17,595	(14,700)	4,565	13,511	(8,946)
Prudential Series Funds
Jennison 20/20 Focus Portfolio	10	874	(864)	2,355	970	1,385
Natural Resources Portfolio	19,772	90,899	(71,127)	100,478	37,715	62,763
SP Prudential US Emerging Growth Portfolio	366	9,420	(9,054)	1,726	11,543	(9,817)
Royce Capital Fund
Micro-Cap Portfolio	3,791	17,152	(13,361)	3,212	7,026	(3,814)
Small Cap Portfolio	71,621	88,121	(16,500)	41,125	90,904	(49,779)
Alps Fund
Alerian Energy Infrastructure Portfolio	92,321	49,454	42,867	29,870	42,634	(12,764)
Red Rocks Global Opportunity Portfolio	29,942	30,373	(431)	37,578	40,439	(2,861)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2020			2019
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
American Funds IS
Asset Allocation Fund	1,763,189	721,734	1,041,455	1,843,077	433,357	1,409,720
Blue Chip Income and Growth Fund	441,140	410,751	30,389	605,957	277,857	328,100
Ultra-Short Bond Fund	3,463,282	2,195,677	1,267,605	920,470	926,297	(5,827)
Capital Income Builder Fund	183,204	266,907	(83,703)	270,876	158,921	111,955
Global Growth Fund	352,553	154,640	197,913	262,946	82,800	180,146
Global Growth and Income Fund	281,494	109,810	171,684	167,164	157,491	9,673
Global Small Capitalization Fund	62,433	67,520	(5,087)	105,307	52,962	52,345
Growth Fund	343,235	334,283	8,952	282,677	136,659	146,018
Growth-Income Fund	503,963	430,151	73,812	563,678	195,615	368,063
International Fund	186,716	188,965	(2,249)	133,543	110,321	23,222
International Growth and Income Fund	145,014	122,239	22,775	142,606	55,521	87,085
New World Fund	320,090	370,517	(50,427)	417,785	237,897	179,888
U.S. Government/AAA-Rated Securities Fund	3,200,373	1,480,564	1,719,809	854,332	457,365	396,967
Invesco Oppenheimer
Total Return Bond Fund	169,766	66,108	103,658	157,066	66,065	91,001
Discovery Mid Cap Growth Fund	73,737	51,363	22,374	71,255	20,344	50,911
Global Multi-Alternatives Fund	-	-	-	38	9,743	(9,705)
Global Fund	72,018	98,758	(26,740)	112,783	100,160	12,623
International Growth Fund	288,592	142,134	146,458	409,534	98,956	310,578
Main Street Fund	90,488	169,642	(79,154)	309,614	72,633	236,981
Main Street Small Cap Fund	91,343	124,998	(33,655)	84,089	43,538	40,551
T. Rowe Price
Blue Chip Growth Portfolio	538,971	502,003	36,968	776,117	179,780	596,337
Health Sciences Portfolio	462,744	250,914	211,830	465,856	219,740	246,116
John Hancock Variable Insurance Trust
Financial Industries Portfolio	47,703	22,632	25,071	30,054	1,133	28,921
Fundamental All Cap Core Portfolio	148	154	(6)	1,869	914	955
Select Bond Portfolio	22,463	9,905	12,558	20,149	5,837	14,312
Strategic Income Opportunities Portfolio	17,524	4,463	13,061	18,349	221	18,128
Federated Hermes
High Income Bond Portfolio	38,791	33,146	5,645	33,665	246	33,419
Kaufmann Portfolio	245,285	16,841	228,444	79,676	11,859	67,817
Managed Volatility Portfolio	30,035	25,997	4,038	2,425	-	2,425

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

5.	Financial Highlights

The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2020	930,135	$7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%
2019	609,594	7.99 to 13.50	$6,389,717	1.45%	0.95% to 1.55%	-0.90% to 1.05%
2018	1,066,545	8.11 to 13.42	$11,296,135	0.96%	0.95% to 1.55%	-1.27% to 0.69%
2017	1,222,766	8.06 to 13.39	$12,927,349	0.46%	0.95% to 1.55%	-2.35% to -0.28%
2016	537,525	8.17 to 13.49	$5,702,461	0.10%	0.95% to 1.55%	-2.81% to -0.74%

High Income Portfolio
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%
2019	597,939	11.01 to 28.06	$12,059,687	7.32%	0.95% to 1.55%	12.27% to 13.68%
2018	273,526	9.72 to 24.69	$4,109,077	13.31%	0.95% to 1.55%	-5.74% to -4.54%
2017	389,972	10.21 to 25.86	$6,022,440	2.99%	0.95% to 1.55%	4.59% to 5.91%
2016	971,321	11.88 to 24.42	$18,861,790	8.45%	0.95% to 1.55%	11.69% to 13.09%

Equity-Income Portfolio
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%
2019	208,657	17.05 to 60.34	$7,166,866	1.91%	0.95% to 1.55%	23.47% to 25.91%
2018	245,323	13.81 to 48.02	$6,570,148	2.14%	0.95% to 1.55%	-11.17% to -9.41%
2017	300,652	14.93 to 53.10	$8,907,143	1.47%	0.95% to 1.55%	9.11% to 11.59%
2016	376,454	13.68 to 47.70	$9,774,609	2.14%	0.95% to 1.55%	14.00% to 16.60%

Growth Portfolio
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%
2019	130,728	26.82 to 74.57	$7,729,119	0.22%	0.95% to 1.55%	30.73% to 32.71%
2018	150,717	21.32 to 56.30	$6,756,009	0.22%	0.95% to 1.55%	-2.86% to -1.38%
2017	172,145	21.80 to 57.20	$7,746,338	0.20%	0.95% to 1.55%	31.56% to 33.55%
2016	186,071	15.86 to 42.93	$6,313,943	0.03%	0.95% to 1.55%	-1.88% to -0.40%

Overseas Portfolio
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%
2019	307,083	13.23 to 30.01	$6,565,374	1.55%	0.95% to 1.55%	23.86% to 26.30%
2018	341,634	10.68 to 23.82	$5,760,737	1.32%	0.95% to 1.55%	-17.50% to -15.86%
2017	395,965	12.82 to 28.36	$8,054,715	1.22%	0.95% to 1.55%	25.91% to 28.76%
2016	449,447	10.08 to 22.07	$7,167,103	1.20%	0.95% to 1.55%	-8.25% to -6.16%

Mid Cap Portfolio
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%
2019	722,872	11.47 to 44.93	$15,243,046	0.71%	0.95% to 1.55%	19.83% to 22.01%
2018	729,226	9.43 to 36.82	$12,880,026	0.46%	0.95% to 1.55%	-17.10% to -15.58%
2017	748,760	11.21 to 43.62	$15,996,166	0.52%	0.95% to 1.55%	16.58% to 19.40%
2016	701,998	15.14 to 36.53	$13,075,933	0.33%	0.95% to 1.55%	8.24% to 10.87%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Asset Manager Portfolio
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%
2019	44,479	17.25 to 35.41	$1,184,709	1.78%	0.95% to 1.55%	15.33% to 16.90%
2018	44,236	14.96 to 30.37	$988,568	1.63%	0.95% to 1.55%	-7.77% to -6.51%
2017	45,483	16.22 to 32.54	$1,108,425	1.73%	0.95% to 1.55%	11.16% to 12.67%
2016	50,399	14.59 to 28.92	$1,103,446	1.30%	0.95% to 1.55%	0.50% to 1.87%

Investment Grade Bond Portfolio
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%
2019	177,520	11.74 to 26.18	$3,418,470	2.67%	0.95% to 1.55%	6.28% to 8.37%
2018	185,377	11.05 to 24.21	$3,319,039	2.21%	0.95% to 1.55%	-3.64% to -1.73%
2017	222,145	11.46 to 24.68	$4,019,611	2.18%	0.95% to 1.55%	1.03% to 3.01%
2016	265,273	11.35 to 24.02	$4,645,035	2.13%	0.95% to 1.55%	1.49% to 3.49%

Index 500 Portfolio
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%
2019	785,629	11.91 to 78.08	$21,551,004	1.90%	0.95% to 1.55%	27.28% to 29.78%
2018	484,759	17.69 to 60.29	$15,222,800	1.65%	0.95% to 1.55%	-7.47% to -5.64%
2017	616,686	18.31 to 64.02	$20,080,603	1.63%	0.95% to 1.55%	17.42% to 20.26%
2016	708,709	15.59 to 53.34	$18,936,510	1.30%	0.95% to 1.55%	7.91% to 10.53%

Contrafund Portfolio
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%
2019	1,216,399	13.18 to 86.57	$33,859,564	0.27%	0.95% to 1.55%	28.10% to 30.03%
2018	1,152,445	10.17 to 66.72	$26,061,685	0.53%	0.95% to 1.55%	-8.91% to -7.53%
2017	1,154,260	11.03 to 72.28	$29,362,042	0.86%	0.95% to 1.55%	18.65% to 20.44%
2016	1,005,538	15.56 to 60.14	$23,032,917	0.64%	0.95% to 1.55%	5.12% to 6.71%

Asset Manager: Growth Portfolio
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%
2019	25,820	17.82 to 37.86	$798,018	1.52%	0.95% to 1.55%	19.71% to 21.34%
2018	26,726	14.89 to 31.25	$692,215	1.46%	0.95% to 1.55%	-9.99% to -8.76%
2017	25,904	16.54 to 34.32	$763,812	1.24%	0.95% to 1.55%	15.81% to 17.37%
2016	26,923	14.28 to 29.32	$678,289	1.25%	0.95% to 1.55%	-0.15% to 1.21%

Balanced Portfolio
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%
2019	103,239	21.05 to 33.66	$2,994,631	1.68%	0.95% to 1.55%	22.78% to 28.45%
2018	102,737	16.98 to 27.42	$2,415,987	1.38%	0.95% to 1.55%	-6.77% to -5.35%
2017	112,357	19.50 to 29.03	$2,792,652	1.28%	0.95% to 1.55%	13.48% to 15.02%
2016	150,941	17.18 to 25.29	$3,218,268	1.22%	0.95% to 1.55%	4.55% to 5.97%

Growth & Income Portfolio
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%
2019	46,710	20.57 to 39.99	$1,666,471	4.65%	0.95% to 1.55%	21.11% to 28.24%
2018	49,486	16.68 to 31.19	$1,369,397	0.32%	0.95% to 1.55%	-11.67% to -10.06%
2017	57,456	17.16 to 34.75	$1,777,858	1.17%	0.95% to 1.55%	12.78% to 15.51%
2016	65,708	15.22 to 30.15	$1,752,760	1.55%	0.95% to 1.55%	11.99% to 14.71%

Growth Opportunities Portfolio
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%
2019	236,128	10.94 to 45.59	$4,894,768	0.07%	0.95% to 1.55%	9.44% to 39.17%
2018	69,787	25.67 to 33.09	$2,202,365	0.12%	0.95% to 1.55%	9.76% to 11.14%
2017	70,470	23.34 to 30.07	$2,010,137	0.26%	0.95% to 1.55%	31.53% to 32.91%
2016	76,426	17.75 to 22.85	$1,642,818	0.23%	0.95% to 1.55%	-1.92% to -0.88%

Value Strategies Portfolio
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%
2019	207,898	11.88 to 26.31	$4,212,064	1.46%	0.95% to 1.55%	30.85% to 32.83%
2018	227,861	8.97 to 19.81	$3,481,341	0.72%	0.95% to 1.55%	-19.51% to -18.28%
2017	253,806	11.01 to 24.24	$4,727,608	1.29%	0.95% to 1.55%	16.21% to 17.96%
2016	228,649	15.28 to 20.55	$3,697,663	0.96%	0.95% to 1.55%	6.63% to 8.24%

Strategic Income Portfolio
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%
2019	985,299	10.81 to 12.28	$11,890,430	3.47%	1.15% to 1.35%	9.17% to 9.39%
2018	839,972	9.89 to 11.23	$9,340,409	3.87%	1.15% to 1.35%	-4.13% to -3.94%
2017	710,192	10.31 to 11.69	$8,233,259	3.39%	1.15% to 1.35%	6.11% to 6.32%
2016	534,063	10.94 to 10.99	$5,845,982	3.73%	1.00% to 1.50%	6.57% to 6.78%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Emerging Markets Portfolio
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%
2019	298,922	12.70 to 13.82	$4,085,653	1.44%	1.15% to 1.35%	27.46% to 27.72%
2018	292,843	9.95 to 10.82	$3,145,115	0.57%	1.15% to 1.35%	-19.27% to -19.10%
2017	274,546	12.32 to 13.38	$3,638,965	0.59%	1.15% to 1.35%	45.09% to 45.37%
2016	147,226	9.16 to 9.20	$1,349,736	0.14%	1.00% to 1.50%	1.57% to 1.77%

Real Estate Portfolio
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%
2019	1,123,074	11.45 to 17.37	$19,207,943	1.71%	1.15% to 1.35%	21.30% to 21.54%
2018	972,515	9.43 to 14.29	$13,743,142	2.65%	1.15% to 1.35%	-7.72% to -7.53%
2017	975,021	10.20 to 15.46	$14,953,636	1.58%	1.15% to 1.35%	2.38% to 2.59%
2016	968,831	14.99 to 15.07	$14,545,145	1.27%	1.00% to 1.50%	4.05% to 4.26%

Funds Manager 50% Portfolio
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%
2019	390,642	11.62 to 14.71	$5,531,550	1.77%	1.15% to 1.35%	16.11% to 16.34%
2018	263,215	10.00 to 12.64	$3,305,990	1.55%	1.15% to 1.35%	-6.65% to -6.46%
2017	198,441	10.70 to 13.52	$2,669,845	1.03%	1.15% to 1.35%	12.72% to 12.94%
2016	202,694	11.91 to 11.97	$2,420,472	1.20%	1.00% to 1.50%	2.68% to 2.89%

Funds Manager 70% Portfolio
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%
2019	195,113	12.07 to 16.74	$3,215,544	1.29%	1.15% to 1.35%	20.85% to 21.09%
2018	160,732	9.98 to 13.83	$2,187,534	0.96%	1.15% to 1.35%	-8.92% to -8.74%
2017	141,689	10.95 to 15.15	$2,124,719	0.82%	1.15% to 1.35%	17.35% to 17.58%
2016	128,472	12.82 to 12.89	$1,652,282	1.07%	1.00% to 1.50%	3.45% to 3.66%

Funds Manager 85% Portfolio
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%
2019	58,243	12.46 to 18.51	$957,280	1.10%	1.15% to 1.35%	24.45% to 24.70%
2018	64,190	10.01 to 14.84	$881,870	0.66%	1.15% to 1.35%	-10.31% to -10.13%
2017	66,292	11.14 to 16.52	$1,036,023	0.73%	1.15% to 1.35%	21.26% to 21.50%
2016	44,169	13.53 to 13.59	$599,483	0.87%	1.00% to 1.50%	4.06% to 4.27%

Government Money Market Portfolio Service Class 2
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%
2019	404,659	9.33 to 9.43	$3,782,351	2.05%	1.15% to 1.35%	0.40% to 0.60%
2018	274,293	9.29 to 9.37	$2,550,426	1.29%	1.15% to 1.35%	0.03% to 0.23%
2017	204,960	9.29 to 9.29	$1,903,208	0.41%	1.15% to 1.35%	-0.92% to -0.92%
2016	237,859	9.37 to 9.37	$2,229,175	0.01%	1.00% to 1.50%	-1.33% to -1.33%

International Capital Appreciation Portfolio
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

American Century Variable
Portfolios, Inc.
Balanced Fund
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%
2019	85,773	10.64 to 30.58	$1,630,677	1.46%	0.95% to 1.55%	6.42% to 18.72%
2018	60,186	16.21 to 25.87	$1,243,684	1.46%	0.95% to 1.55%	-6.45% to -4.74%
2017	66,901	17.33 to 27.29	$1,467,007	1.57%	0.95% to 1.55%	10.83% to 12.84%
2016	96,579	14.86 to 24.29	$1,890,953	1.45%	0.95% to 1.55%	4.09% to 5.98%

Capital Appreciation Fund
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%
2019	50,296	36.73 to 54.84	$2,336,783	0.00%	0.95% to 1.55%	32.28% to 34.28%
2018	43,725	27.77 to 41.02	$1,560,985	0.00%	0.95% to 1.55%	-7.50% to -6.10%
2017	56,685	29.90 to 43.88	$2,121,643	0.00%	0.95% to 1.55%	18.85% to 20.64%
2016	54,467	24.98 to 36.54	$1,724,354	0.00%	0.95% to 1.55%	0.73% to 2.25%

International Fund
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%
2019	170,774	10.74 to 24.56	$3,652,645	0.73%	0.95% to 1.90%	23.55% to 26.93%
2018	172,262	8.69 to 19.40	$2,900,218	1.26%	0.95% to 1.90%	-18.35% to -16.10%
2017	194,253	10.65 to 23.20	$3,936,889	0.78%	0.95% to 1.90%	26.26% to 29.70%
2016	196,227	8.43 to 18.08	$3,120,591	0.93%	0.85% to 1.55%	-8.94% to -6.45%

Value Fund
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%
2019	3,224,422	11.96 to 47.31	$63,837,412	1.97%	0.95% to 1.55%	23.30% to 25.72%
2018	3,065,660	9.54 to 37.77	$49,039,862	1.62%	0.95% to 1.55%	-11.89% to -10.14%
2017	2,797,772	10.65 to 42.16	$50,910,805	1.48%	0.95% to 1.55%	5.17% to 7.55%
2016	2,383,218	15.67 to 39.32	$41,913,966	1.55%	0.95% to 1.55%	16.49% to 19.14%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Disciplined Core Value Fund
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%
2019	86,210	10.71 to 29.39	$1,786,997	1.86%	0.95% to 1.90%	7.12% to 22.58%
2018	73,390	12.96 to 24.04	$1,478,926	1.66%	0.95% to 1.90%	-10.58% to -8.08%
2017	95,945	14.50 to 26.18	$2,120,192	1.82%	0.95% to 1.90%	15.94% to 19.16%
2016	94,538	12.51 to 23.14	$1,762,167	2.66%	0.85% to 1.55%	9.14% to 12.13%

Inflation Protection Fund
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%
2019	474,712	9.64 to 14.18	$5,470,382	2.29%	0.95% to 1.55%	5.79% to 7.87%
2018	512,725	8.98 to 13.15	$5,679,743	2.82%	0.95% to 1.55%	-5.61% to -3.74%
2017	513,891	9.36 to 13.66	$6,144,459	2.54%	0.95% to 1.55%	0.57% to 2.69%
2016	558,254	9.15 to 13.30	$6,660,454	1.83%	0.95% to 1.55%	1.25% to 3.40%

Large Company Value Fund
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%
2019	31,865	15.19 to 22.33	$581,962	2.52%	0.95% to 1.90%	22.93% to 26.10%
2018	28,298	12.36 to 17.71	$431,595	1.79%	0.95% to 1.90%	-11.36% to -9.06%
2017	40,383	12.75 to 19.47	$678,885	1.37%	0.95% to 1.90%	6.94% to 9.91%
2016	69,646	11.92 to 17.72	$1,068,958	1.82%	0.85% to 1.55%	11.07% to 13.94%

Mid Cap Value Fund
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%
2019	1,368,066	11.73 to 34.10	$28,990,438	1.91%	0.95% to 1.90%	24.31% to 27.77%
2018	1,196,299	9.21 to 26.68	$20,178,339	1.36%	0.95% to 1.90%	-16.14% to -13.79%
2017	1,028,234	10.72 to 30.95	$20,474,619	1.42%	0.95% to 1.90%	7.43% to 10.42%
2016	907,794	17.78 to 28.03	$16,892,336	1.53%	0.85% to 1.55%	18.50% to 21.56%

Ultra Fund
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%
2019	185,616	15.24 to 31.94	$4,847,138	0.00%	0.95% to 1.90%	29.84% to 33.19%
2018	219,402	11.48 to 23.98	$4,360,242	0.11%	0.95% to 1.90%	-2.74% to -0.36%
2017	144,118	11.56 to 24.07	$2,892,088	0.22%	0.95% to 1.90%	27.48% to 30.76%
2016	62,392	14.43 to 18.41	$987,916	0.17%	0.85% to 1.55%	0.97% to 3.37%

MFS Variable Insurance Trust
Research Series
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%
2019	15,535	26.35 to 37.06	$524,343	0.64%	0.95% to 1.40%	29.39% to 31.35%
2018	21,621	20.36 to 28.50	$544,784	0.67%	0.95% to 1.40%	-6.95% to -5.53%
2017	16,081	21.88 to 30.47	$439,389	1.27%	0.95% to 1.40%	20.10% to 21.91%
2016	19,722	18.22 to 25.25	$440,413	0.78%	0.95% to 1.40%	6.66% to 7.46%

Growth Series
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%
2019	54,317	33.48 to 49.46	$2,277,555	0.00%	0.95% to 1.40%	34.44% to 36.48%
2018	50,585	26.22 to 36.60	$1,590,189	0.06%	0.95% to 1.40%	-0.08% to 1.44%
2017	54,737	25.85 to 36.45	$1,692,492	0.07%	0.95% to 1.40%	27.92% to 29.85%
2016	52,572	20.13 to 28.35	$1,263,117	0.03%	0.95% to 1.40%	-0.04% to 1.21%

Investors Trust Series
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%
2019	10,497	25.58 to 32.01	$312,969	0.65%	0.95% to 1.40%	28.65% to 30.01%
2018	10,751	20.44 to 24.62	$247,965	0.82%	0.95% to 1.40%	-7.63% to -6.60%
2017	12,151	22.13 to 26.36	$300,384	0.69%	0.95% to 1.40%	20.54% to 21.87%
2016	12,410	18.36 to 21.63	$251,318	0.82%	0.95% to 1.40%	6.12% to 7.29%

New Discovery Series
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%
2019	206,829	15.43 to 67.17	$5,768,564	0.00%	0.95% to 1.40%	37.86% to 39.94%
2018	161,830	11.06 to 48.07	$3,381,752	0.00%	0.95% to 1.40%	-4.11% to -2.65%
2017	141,752	11.40 to 49.48	$3,178,688	0.00%	0.95% to 1.40%	23.28% to 25.14%
2016	120,575	13.48 to 39.62	$2,351,074	0.00%	0.95% to 1.40%	6.59% to 7.77%

Corporate Bond Portfolio
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%
2019	336,788	11.11 to 12.08	$3,996,954	3.40%	1.15% to 1.35%	12.92% to 13.15%
2018	285,257	9.83 to 10.68	$3,009,012	3.62%	1.15% to 1.35%	-4.61% to -4.42%
2017	337,728	10.29 to 11.17	$3,740,989	3.94%	1.15% to 1.35%	4.69% to 4.90%
2016	240,658	10.60 to 10.65	$2,554,034	5.84%	1.00% to 1.50%	4.56% to 4.77%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Emerging Markets Equity Portfolio
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%
2019	347,537	11.31 to 11.86	$3,967,495	0.39%	1.15% to 1.35%	18.57% to 18.81%
2018	279,063	9.54 to 9.99	$2,677,402	0.12%	1.15% to 1.35%	-15.29% to -15.12%
2017	140,088	11.26 to 11.77	$1,581,252	0.92%	1.15% to 1.35%	35.82% to 36.10%
2016	46,908	8.29 to 8.33	$389,170	0.49%	1.00% to 1.50%	7.58% to 7.80%

Technology Portfolio
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%
2019	159,504	15.66 to 30.56	$4,536,402	0.00%	1.15% to 1.35%	34.05% to 34.32%
2018	143,958	11.67 to 22.75	$3,062,555	0.00%	1.15% to 1.35%	0.15% to 0.35%
2017	108,390	11.64 to 22.67	$2,353,173	0.00%	1.15% to 1.35%	36.80% to 37.07%
2016	108,325	16.46 to 16.54	$1,785,849	0.00%	1.00% to 1.50%	6.93% to 7.15%

Global Tactical Allocation Portfolio
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%
2019	102,347	11.14 to 13.49	$1,362,722	2.64%	1.15% to 1.35%	12.77% to 12.99%
2018	86,446	9.87 to 11.94	$1,019,727	0.50%	1.15% to 1.35%	-6.09% to -5.90%
2017	122,063	10.50 to 12.69	$1,535,748	2.73%	1.15% to 1.35%	9.11% to 9.32%
2016	84,702	11.55 to 11.61	$979,859	0.00%	1.00% to 1.50%	4.56% to 4.77%

International Intrinsic Value Portfolio
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%
2019	754,246	12.56 to 20.27	$14,878,599	1.49%	1.15% to 1.35%	23.97% to 24.22%
2018	711,952	10.12 to 16.32	$11,345,060	0.97%	1.15% to 1.35%	-10.94% to -10.76%
2017	630,846	11.36 to 18.29	$11,319,744	1.38%	1.15% to 1.35%	25.12% to 25.37%
2016	443,000	14.52 to 14.59	$6,438,766	1.23%	1.00% to 1.50%	2.45% to 2.65%

Utilities Series Portfolio
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%
2019	611,789	13.03 to 18.30	$11,022,016	3.98%	1.15% to 1.35%	23.13% to 23.37%
2018	545,782	10.57 to 14.84	$8,005,693	0.84%	1.15% to 1.35%	-0.55% to -0.35%
2017	514,610	10.62 to 14.89	$7,582,594	4.42%	1.15% to 1.35%	12.96% to 13.19%
2016	464,431	13.09 to 13.15	$6,088,629	3.74%	1.00% to 1.50%	9.74% to 9.96%

Blended Research Core Equity Portfolio
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%
2019	129,335	12.97 to 14.21	$1,822,295	1.51%	1.15% to 1.35%	27.15% to 27.40%
2018	188,802	10.18 to 11.15	$2,091,274	1.28%	1.15% to 1.35%	-9.23% to -9.05%
2017	157,770	12.20 to 12.26	$1,926,691	1.69%	1.15% to 1.35%	18.86% to 19.10%
2016	47,719	10.27 to 10.30	$490,595	1.34%	1.00% to 1.50%	6.72% to 6.94%

Global Real Estate Portfolio
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%
2019	30,844	10.93 to 10.94	$337,178	2.13%	1.15% to 1.35%	9.26% to 9.41%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%
2019	60,148	20.84 to 32.34	$1,652,412	1.69%	0.95% to 1.40%	20.13% to 21.33%
2018	62,205	17.24 to 26.77	$1,418,592	1.33%	0.95% to 1.40%	-9.93% to -9.02%
2017	74,874	19.03 to 29.56	$1,916,553	1.31%	0.95% to 1.40%	11.20% to 12.31%
2016	83,368	17.01 to 26.44	$1,881,106	1.41%	0.95% to 1.40%	14.85% to 16.01%

Mid-Cap Stock Portfolio
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%
2019	70,764	17.04 to 41.78	$2,067,659	0.90%	0.95% to 1.40%	19.55% to 21.48%
2018	84,952	14.06 to 34.54	$2,017,140	0.65%	0.95% to 1.40%	-17.19% to -15.85%
2017	103,864	14.63 to 41.23	$2,965,787	0.55%	0.95% to 1.40%	3.63% to 5.82%
2016	132,965	14.12 to 39.14	$3,521,556	0.48%	0.95% to 1.40%	12.90% to 15.29%

International Opportunities Portfolio
2019	-	-	$0	1.92%	0.95% to 1.40%	n/a
2018	250,017	12.82 to 26.60	$5,854,396	0.88%	0.95% to 1.40%	-25.86% to -24.39%
2017	288,234	17.29 to 35.25	$8,941,762	1.10%	0.95% to 1.40%	34.64% to 37.90%
2016	347,117	12.57 to 25.82	$7,840,838	0.87%	0.95% to 1.40%	-7.43% to -5.18%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Bond-Debenture Portfolio
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%
2019	1,691,833	11.07 to 13.88	$23,012,603	4.29%	1.15% to 1.35%	11.83% to 12.06%
2018	1,462,361	9.89 to 12.38	$17,841,186	4.53%	1.15% to 1.35%	-5.31% to -5.12%
2017	1,395,341	10.44 to 13.05	$18,051,413	4.91%	1.15% to 1.35%	7.75% to 7.97%
2016	989,650	12.03 to 12.09	$11,923,220	5.10%	1.00% to 1.50%	10.63% to 10.85%

Fundamental Equity Portfolio
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%
2019	95,557	11.92 to 18.94	$1,757,521	1.30%	1.15% to 1.35%	19.89% to 20.13%
2018	97,268	9.94 to 15.77	$1,512,416	1.65%	1.15% to 1.35%	-9.39% to -9.21%
2017	87,303	17.25 to 17.37	$1,510,765	1.04%	1.15% to 1.35%	11.07% to 11.29%
2016	91,478	15.53 to 15.61	$1,423,577	1.18%	1.00% to 1.50%	14.19% to 14.42%

Developing Growth Portfolio
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%
2019	132,524	15.77 to 22.83	$2,951,762	0.00%	1.15% to 1.35%	30.00% to 30.26%
2018	146,497	12.12 to 17.53	$2,539,423	0.00%	1.15% to 1.35%	3.47% to 3.68%
2017	99,135	11.71 to 16.91	$1,662,341	0.00%	1.15% to 1.35%	28.19% to 28.44%
2016	98,595	13.10 to 13.16	$1,293,233	0.00%	1.00% to 1.50%	-3.91% to -3.72%

Short Duration Income Portfolio
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%
2019	1,853,386	10.39 to 10.61	$19,527,957	3.11%	1.15% to 1.35%	3.65% to 3.85%
2018	1,661,011	10.01 to 10.22	$16,864,578	3.99%	1.15% to 1.35%	-0.21% to -0.01%
2017	1,106,388	10.02 to 10.22	$11,247,886	4.29%	1.15% to 1.35%	0.82% to 1.02%
2016	668,380	10.08 to 10.11	$6,743,618	4.00%	1.00% to 1.50%	2.08% to 2.29%

Alger Fund
LargeCap Growth Portfolio
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%
2019	215,054	18.45 to 34.33	$5,626,299	0.00%	0.95% to 1.40%	23.79% to 26.23%
2018	271,640	14.68 to 27.47	$5,649,133	0.00%	0.95% to 1.40%	-0.73% to 1.24%
2017	327,042	14.57 to 27.41	$6,786,993	0.00%	0.95% to 1.40%	24.43% to 27.25%
2016	393,955	11.50 to 21.76	$6,527,385	0.00%	0.95% to 1.40%	-3.95% to -1.77%

MidCap Growth Portfolio
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%
2019	168,048	18.08 to 33.24	$4,401,275	0.00%	0.95% to 1.40%	26.53% to 29.02%
2018	164,109	14.29 to 26.02	$3,315,112	0.00%	0.95% to 1.40%	-10.11% to -8.33%
2017	202,877	15.89 to 28.67	$4,517,235	0.00%	0.95% to 1.40%	25.72% to 28.57%
2016	251,756	12.39 to 22.52	$4,393,261	0.00%	0.95% to 1.40%	-2.21% to 0.02%

Capital Appreciation Portfolio
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%
2019	96,426	27.13 to 56.43	$3,519,221	0.00%	0.95% to 1.40%	30.47% to 32.44%
2018	112,131	20.58 to 43.03	$3,107,490	0.09%	0.95% to 1.40%	-2.62% to -1.14%
2017	123,843	20.91 to 43.97	$3,521,120	0.16%	0.95% to 1.40%	27.92% to 29.85%
2016	143,197	16.18 to 34.20	$3,086,508	0.16%	0.95% to 1.40%	-1.93% to -0.45%

SmallCap Growth Portfolio
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%
2019	28,717	21.40 to 43.38	$725,070	0.00%	1.30% to 1.90%	26.27% to 28.11%
2018	32,143	16.78 to 33.86	$640,494	0.00%	1.30% to 1.90%	-0.98% to 0.47%
2017	37,725	16.78 to 33.70	$746,906	0.00%	1.30% to 1.90%	25.69% to 27.52%
2016	44,028	13.22 to 28.96	$680,183	0.00%	0.85% to 1.45%	3.72% to 5.23%

Capital Appreciation Portfolio Class S
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%
2019	1,652,500	14.64 to 26.74	$42,742,263	0.00%	1.15% to 1.35%	31.46% to 31.72%
2018	1,767,628	11.12 to 20.30	$35,116,472	0.00%	1.15% to 1.35%	-1.71% to -1.51%
2017	1,805,119	11.31 to 20.62	$36,708,181	0.00%	1.15% to 1.35%	28.99% to 29.25%
2016	1,757,056	15.87 to 15.95	$27,932,263	0.00%	1.00% to 1.50%	-1.12% to -0.93%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%
2019	135,215	19.06 to 31.85	$2,765,780	0.45%	0.95% to 1.40%	28.50% to 30.12%
2018	122,026	14.71 to 24.73	$1,951,529	0.67%	0.95% to 1.40%	-6.52% to -5.34%
2017	106,881	15.60 to 26.38	$1,862,527	0.69%	0.95% to 1.40%	9.23% to 10.60%
2016	108,711	14.16 to 24.09	$1,778,568	0.00%	0.95% to 1.40%	4.90% to 6.22%

S&P 500 Index Portfolio
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%
2019	57,822	13.69 to 34.53	$1,444,394	1.70%	0.95% to 1.40%	28.49% to 29.91%
2018	64,136	17.82 to 26.58	$1,335,229	2.03%	0.95% to 1.40%	-6.68% to -5.64%
2017	76,599	18.96 to 28.17	$1,663,499	1.47%	0.95% to 1.40%	19.01% to 20.32%
2016	81,964	15.82 to 23.41	$1,515,372	1.30%	0.95% to 1.40%	9.31% to 10.52%

SRI Balanced Portfolio
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%
2019	81,473	11.88 to 11.92	$969,305	0.94%	0.95% to 1.40%	22.61% to 22.86%
2018	26,401	9.69 to 9.70	$256,115	3.16%	0.95% to 1.40%	-3.09% to -2.96%

Invesco Variable Insurance Funds
Technology Fund
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%
2019	39,957	25.06 to 38.59	$1,198,233	0.00%	0.95% to 1.40%	32.59% to 34.59%
2018	39,479	18.84 to 28.96	$887,568	0.00%	0.95% to 1.40%	-2.88% to -1.40%
2017	33,087	19.65 to 29.67	$753,802	0.00%	0.95% to 1.40%	31.87% to 33.86%
2016	20,092	14.84 to 22.38	$339,618	0.00%	0.95% to 1.40%	-3.16% to -1.69%

Managed Volatility Fund
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%
2019	30,560	22.80 to 31.84	$886,021	1.35%	0.95% to 1.40%	15.37% to 17.46%
2018	34,530	18.43 to 27.38	$856,720	1.74%	0.95% to 1.40%	-13.43% to -11.85%
2017	37,821	21.13 to 31.37	$1,071,793	1.16%	0.95% to 1.40%	7.57% to 9.52%
2016	53,249	19.50 to 28.93	$1,379,034	1.70%	0.95% to 1.40%	7.61% to 9.57%

Diversified Dividend Fund
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%
2019	61,141	10.28 to 14.20	$804,640	4.09%	0.95% to 1.40%	21.70% to 23.91%
2018	66,707	8.45 to 11.46	$716,583	2.86%	0.95% to 1.40%	-10.10% to -8.45%
2017	73,764	9.40 to 12.52	$860,319	1.59%	0.95% to 1.40%	5.64% to 7.55%
2016	93,420	8.52 to 11.64	$1,020,691	1.46%	0.95% to 1.40%	11.70% to 13.73%

Health Care Fund
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%
2019	53,181	27.10 to 33.62	$1,694,997	0.04%	0.95% to 1.40%	29.30% to 31.25%
2018	60,632	20.96 to 25.80	$1,474,378	0.00%	0.95% to 1.40%	-1.55% to -0.05%
2017	59,493	21.29 to 26.07	$1,462,576	0.36%	0.95% to 1.40%	13.03% to 14.73%
2016	69,202	18.26 to 22.95	$1,465,196	0.00%	0.95% to 1.40%	-13.47% to -12.30%

Global Real Estate Fund
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%
2019	21,492	11.50 to 15.12	$271,311	4.65%	1.30% to 1.90%	18.37% to 20.76%
2018	15,834	9.71 to 12.52	$168,990	3.32%	1.30% to 1.90%	-9.62% to -7.78%
2017	19,967	10.75 to 13.57	$236,006	3.02%	1.30% to 1.90%	8.81% to 11.00%
2016	21,304	9.88 to 12.23	$228,979	3.01%	0.85% to 1.45%	-1.73% to 0.25%

International Growth Fund
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%
2019	24,018	11.90 to 15.32	$313,835	1.24%	1.30% to 1.90%	23.95% to 26.27%
2018	13,975	9.60 to 12.13	$153,261	1.32%	1.30% to 1.90%	-18.06% to -16.52%
2017	34,589	11.71 to 14.53	$450,107	1.57%	1.30% to 1.90%	18.64% to 20.84%
2016	32,886	9.87 to 12.03	$357,909	1.32%	0.85% to 1.45%	-4.02% to -2.22%

Mid Cap Core Equity Fund
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%
2019	18,120	14.55 to 18.48	$295,438	0.19%	1.30% to 1.90%	20.92% to 23.05%
2018	16,124	12.03 to 15.02	$220,938	0.12%	1.30% to 1.90%	-14.53% to -13.01%
2017	23,986	13.51 to 17.27	$383,293	0.31%	1.30% to 1.90%	10.50% to 12.84%
2016	30,586	12.23 to 15.06	$427,305	0.00%	0.85% to 1.45%	9.71% to 11.20%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
J.P. Morgan Series Trust II
Core Bond Portfolio
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%
2019	163,089	9.12 to 13.79	$2,079,002	2.55%	0.95% to 1.40%	5.08% to 7.15%
2018	271,366	8.67 to 12.87	$3,189,953	2.23%	0.95% to 1.40%	-2.83% to -0.90%
2017	244,804	8.76 to 12.99	$2,956,412	2.50%	0.95% to 1.40%	0.47% to 2.60%
2016	285,934	8.72 to 12.66	$3,395,498	3.66%	0.95% to 1.40%	-0.95% to 1.15%

Small Cap Core Portfolio
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%
2019	70,901	19.61 to 37.52	$2,187,263	0.39%	0.95% to 1.40%	21.02% to 23.40%
2018	71,677	16.21 to 30.71	$1,781,995	0.41%	0.95% to 1.40%	-14.46% to -12.77%
2017	80,679	18.95 to 35.56	$2,328,221	0.31%	0.95% to 1.40%	11.94% to 14.14%
2016	103,406	16.93 to 31.46	$2,639,261	0.43%	0.95% to 1.40%	16.78% to 19.08%

Rydex Variable Trust
Nova Fund
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%
2019	24,632	27.98 to 42.62	$847,228	1.18%	0.95% to 1.40%	41.53% to 43.67%
2018	29,327	19.77 to 29.96	$701,253	0.17%	0.95% to 1.40%	-12.51% to -11.17%
2017	27,237	22.60 to 34.07	$742,031	0.05%	0.95% to 1.40%	28.60% to 30.54%
2016	32,874	17.57 to 26.36	$692,932	0.00%	0.95% to 1.40%	12.92% to 14.63%

NASDAQ-100 Fund
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%
2019	28,224	35.68 to 54.99	$1,340,877	0.12%	0.95% to 1.40%	33.55% to 35.57%
2018	29,953	26.72 to 40.97	$1,057,358	0.00%	0.95% to 1.40%	-4.20% to -2.74%
2017	27,872	27.89 to 42.55	$1,031,427	0.00%	0.95% to 1.40%	27.96% to 29.88%
2016	22,039	23.92 to 33.09	$627,513	0.00%	0.95% to 1.40%	3.68% to 4.98%

U.S. Government Money Market Fund
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%
2019	13,622	7.43 to 9.60	$124,031	1.11%	0.95% to 1.45%	-1.53% to -0.09%
2018	47,621	7.55 to 9.61	$445,354	0.38%	0.95% to 1.45%	-1.81% to -0.37%
2017	60,153	7.69 to 9.65	$572,532	0.00%	0.95% to 1.45%	-2.36% to -0.94%
2016	23,570	7.87 to 9.74	$220,542	0.00%	0.95% to 1.45%	-2.37% to -0.95%

Inverse S&P 500 Strategy Fund
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%
2019	32,926	1.02 to 1.63	$41,658	0.81%	0.95% to 1.40%	-24.55% to -23.64%
2018	34,070	1.35 to 2.14	$57,051	0.00%	0.95% to 1.40%	1.74% to 2.98%
2017	40,345	1.33 to 2.09	$65,662	0.00%	0.95% to 1.40%	-19.10% to -18.13%
2016	73,955	1.64 to 2.44	$148,204	0.00%	0.95% to 1.40%	-13.88% to -12.84%

Inverse NASDAQ-100 Strategy Fund
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%
2019	71,858	0.43 to 0.57	$35,787	0.53%	0.95% to 1.40%	-29.90% to -29.20%
2018	69,153	0.62 to 0.80	$49,606	0.00%	0.95% to 1.40%	-3.98% to -3.01%
2017	87,116	0.65 to 1.27	$66,748	0.00%	0.95% to 1.40%	-26.11% to -25.37%
2016	119,942	0.87 to 1.11	$121,182	0.00%	0.95% to 1.40%	-11.23% to -10.34%

Inverse Government Long Bond Strategy Fund
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%
2019	4,985	2.10 to 2.46	$11,198	0.00%	0.95% to 1.40%	-15.04% to -14.18%
2018	14,239	2.47 to 2.97	$36,479	0.00%	0.95% to 1.40%	1.86% to 2.89%
2017	4,174	2.43 to 2.78	$10,769	0.00%	0.95% to 1.40%	-10.64% to -9.75%
2016	9,898	2.71 to 3.23	$28,913	0.00%	0.95% to 1.40%	-4.82% to -3.86%

Government Long Bond 1.2x Strategy
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%
2019	6,457	15.91 to 19.93	$124,669	2.48%	0.95% to 1.40%	13.99% to 15.71%
2018	9,266	13.96 to 17.22	$155,464	1.46%	0.95% to 1.40%	-7.65% to -6.25%
2017	14,583	15.12 to 18.37	$260,461	1.12%	0.95% to 1.40%	6.98% to 8.59%
2016	20,845	14.13 to 16.92	$336,452	5.09%	0.95% to 1.40%	-2.74% to -1.27%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Rydex Variable Insurance Funds
Biotechnology Fund
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%
2019	274,821	12.19 to 22.88	$6,058,557	0.00%	1.15% to 1.35%	23.00% to 23.24%
2018	299,204	9.90 to 18.56	$5,377,373	0.00%	1.15% to 1.35%	-10.67% to -10.49%
2017	309,349	11.07 to 20.74	$6,335,674	0.00%	1.15% to 1.35%	27.71% to 27.96%
2016	314,517	16.13 to 16.21	$5,082,563	0.00%	1.00% to 1.50%	-20.74% to -20.58%

S&P 500 Pure Growth Fund
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%
2019	196,550	13.13 to 22.85	$4,290,516	0.00%	1.15% to 1.35%	24.90% to 25.15%
2018	197,441	10.50 to 18.26	$3,449,466	0.00%	1.15% to 1.35%	-6.91% to -6.72%
2017	178,493	11.27 to 19.58	$3,356,794	0.00%	1.15% to 1.35%	22.73% to 22.98%
2016	125,350	15.84 to 15.92	$1,990,152	0.00%	1.00% to 1.50%	1.20% to 1.40%

S&P MidCap 400 Pure Growth Fund
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%
2019	108,641	10.50 to 14.89	$1,585,408	0.00%	1.15% to 1.35%	13.86% to 14.09%
2018	109,541	9.21 to 13.05	$1,402,480	0.00%	1.15% to 1.35%	-15.98% to -15.81%
2017	85,002	10.95 to 15.50	$1,289,701	0.00%	1.15% to 1.35%	17.17% to 17.41%
2016	65,558	13.14 to 13.20	$863,140	0.00%	1.00% to 1.50%	1.32% to 1.52%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%
2019	67,719	11.60 to 16.25	$825,276	0.52%	0.95% to 1.40%	4.12% to 5.02%
2018	51,940	11.14 to 15.48	$617,103	0.00%	0.95% to 1.40%	-14.89% to -13.94%
2017	58,807	12.97 to 18.03	$812,450	0.33%	0.95% to 1.40%	12.59% to 13.77%
2016	55,939	11.44 to 15.85	$690,817	0.00%	0.95% to 1.50%	-1.34% to -0.30%

Multi-Hedge Strategies Fund
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%
2019	197,122	9.93 to 10.25	$2,005,173	2.27%	1.15% to 1.35%	3.60% to 3.81%
2018	230,108	9.57 to 9.88	$2,257,538	0.00%	1.15% to 1.35%	-6.35% to -6.17%
2017	285,836	10.45 to 10.52	$2,992,781	0.00%	1.15% to 1.35%	2.29% to 2.49%
2016	340,483	10.22 to 10.27	$3,484,188	0.11%	0.85% to 1.45%	-1.82% to -1.62%

Global Managed Futures Strategies Fund
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%
2019	42,558	8.53 to 10.06	$367,226	0.87%	1.15% to 1.35%	6.69% to 6.91%
2018	48,572	8.00 to 9.42	$392,483	0.00%	1.15% to 1.35%	-10.25% to -10.07%
2017	46,227	8.91 to 10.48	$416,230	1.42%	1.15% to 1.35%	7.26% to 7.47%
2016	56,508	8.31 to 8.35	$470,218	3.01%	0.85% to 1.45%	-15.91% to -15.74%
Small Cap Value Fund
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%
2019	167,909	10.69 to 16.65	$2,747,725	0.82%	1.15% to 1.35%	20.93% to 21.18%
2018	173,902	8.83 to 13.74	$2,355,101	0.39%	1.15% to 1.35%	-13.84% to -13.67%
2017	162,176	10.24 to 15.91	$2,558,208	0.40%	1.15% to 1.35%	2.31% to 2.52%
2016	203,114	15.45 to 15.52	$3,139,446	0.10%	0.85% to 1.45%	24.91% to 25.16%

ProFunds VP
Access VP High Yield Fund
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%
2019	8,288	14.42 to 19.48	$145,287	4.11%	1.30% to 1.90%	8.46% to 10.87%
2018	17,028	13.29 to 17.57	$258,731	3.85%	1.30% to 1.90%	-4.15% to -2.00%
2017	14,091	14.19 to 17.93	$229,753	4.89%	1.30% to 1.90%	1.30% to 3.34%
2016	25,847	14.01 to 17.35	$409,262	3.49%	0.85% to 1.45%	5.36% to 7.49%

Asia 30
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%
2019	5,456	12.06 to 14.21	$69,847	0.26%	1.30% to 1.90%	22.88% to 24.36%
2018	5,843	9.21 to 11.43	$60,652	0.40%	1.30% to 1.90%	-21.22% to -19.86%
2017	9,158	11.69 to 14.26	$117,521	0.00%	1.30% to 1.90%	28.64% to 30.84%
2016	7,741	9.59 to 10.90	$78,213	0.90%	0.85% to 1.45%	-2.09% to -0.91%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Banks
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%
2019	7,279	6.52 to 7.79	$52,386	1.04%	1.30% to 1.90%	32.13% to 33.86%
2018	8,064	4.69 to 5.82	$43,616	0.25%	1.30% to 1.90%	-20.82% to -19.45%
2017	14,551	5.92 to 7.23	$96,800	0.13%	1.30% to 1.90%	13.76% to 15.71%
2016	21,861	5.21 to 6.24	$125,039	0.10%	0.85% to 1.45%	19.53% to 20.91%

Basic Materials
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%
2019	1,892	11.68 to 14.74	$24,969	0.29%	1.30% to 1.90%	14.12% to 16.08%
2018	3,831	10.23 to 12.86	$42,888	0.26%	1.30% to 1.90%	-20.19% to -18.73%
2017	7,655	12.82 to 15.82	$111,540	0.56%	1.30% to 1.90%	19.22% to 21.37%
2016	5,782	10.76 to 12.69	$66,637	0.60%	0.85% to 1.45%	14.87% to 16.67%

Bear
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%
2019	38,315	1.33 to 1.60	$54,539	0.09%	1.30% to 1.90%	-25.41% to -24.40%
2018	45,604	1.78 to 2.11	$87,088	0.00%	1.30% to 1.90%	0.71% to 2.09%
2017	49,737	1.77 to 2.07	$95,271	0.00%	1.30% to 1.90%	-20.58% to -19.51%
2016	52,976	2.23 to 2.57	$127,038	0.00%	0.85% to 1.45%	-15.54% to -14.69%

Biotechnology
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%
2019	10,548	26.38 to 34.44	$319,069	0.00%	1.30% to 1.90%	12.34% to 14.55%
2018	11,943	23.63 to 30.07	$321,578	0.00%	1.30% to 1.90%	-10.02% to -8.28%
2017	15,974	26.26 to 33.75	$477,485	0.00%	1.30% to 1.90%	18.28% to 20.84%
2016	19,526	22.20 to 27.93	$491,608	0.00%	0.85% to 1.45%	-18.43% to -16.65%

Bull
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%
2019	69,015	15.84 to 21.40	$1,324,552	0.35%	1.30% to 1.90%	24.45% to 27.22%
2018	46,205	12.73 to 16.82	$687,801	0.00%	1.30% to 1.90%	-9.39% to -7.37%
2017	95,202	14.05 to 18.16	$1,551,482	0.00%	1.30% to 1.90%	15.25% to 17.81%
2016	90,174	12.19 to 15.25	$1,228,781	0.00%	0.85% to 1.45%	5.89% to 8.14%

Consumer Goods
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%
2019	7,327	17.60 to 22.05	$144,514	2.14%	1.30% to 1.90%	22.33% to 24.37%
2018	4,698	14.39 to 18.77	$76,661	1.13%	1.30% to 1.90%	-17.67% to -15.91%
2017	8,337	17.47 to 22.33	$169,427	1.47%	1.30% to 1.90%	11.22% to 13.57%
2016	12,131	15.71 to 19.66	$214,397	1.64%	0.85% to 1.45%	0.08% to 2.21%

Consumer Services
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%
2019	4,397	22.04 to 28.58	$115,044	0.00%	1.30% to 1.90%	20.29% to 22.60%
2018	5,810	18.21 to 23.31	$123,818	0.00%	1.30% to 1.90%	-2.96% to -1.04%
2017	9,951	18.76 to 23.83	$215,762	0.00%	1.30% to 1.90%	14.19% to 16.55%
2016	10,305	16.52 to 20.45	$194,430	0.00%	0.85% to 1.45%	0.55% to 2.58%

Dow 30
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%
2019	7,812	16.34 to 20.34	$140,000	0.09%	1.30% to 1.90%	18.69% to 20.60%
2018	9,844	13.77 to 16.86	$151,386	0.00%	1.30% to 1.90%	-8.73% to -7.25%
2017	10,930	14.48 to 18.18	$182,323	0.00%	1.30% to 1.90%	19.66% to 22.01%
2016	9,988	12.10 to 14.74	$131,454	0.00%	0.85% to 1.45%	9.71% to 11.37%

Emerging Markets
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%
2019	9,211	5.85 to 7.55	$60,942	0.48%	1.30% to 1.90%	19.96% to 22.51%
2018	13,062	4.88 to 6.23	$71,589	0.23%	1.30% to 1.90%	-18.20% to -16.37%
2017	27,496	5.97 to 7.45	$186,590	0.12%	1.30% to 1.90%	28.69% to 31.54%
2016	22,668	4.64 to 5.53	$116,103	0.32%	0.85% to 1.45%	7.19% to 9.30%

Europe 30
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%
2019	6,919	8.29 to 10.39	$65,288	2.63%	1.30% to 1.90%	14.25% to 16.15%
2018	8,552	7.26 to 9.06	$70,156	2.59%	1.30% to 1.90%	-16.72% to -15.24%
2017	8,886	8.72 to 10.69	$86,997	1.78%	1.30% to 1.90%	16.13% to 18.17%
2016	9,390	7.51 to 8.81	$77,994	2.72%	0.85% to 1.45%	4.57% to 6.15%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Falling U.S. Dollar
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%
2019	5,767	4.94 to 5.15	$28,678	0.04%	1.30% to 1.90%	-4.66% to -4.32%
2018	6,270	5.18 to 5.56	$32,846	0.00%	1.30% to 1.90%	-8.54% to -7.94%
2017	6,843	5.66 to 6.04	$39,268	0.00%	1.30% to 1.90%	5.89% to 6.58%
2016	7,450	5.35 to 5.67	$40,388	0.00%	0.85% to 1.45%	-8.09% to -7.49%

Financials
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%
2019	7,523	8.70 to 11.36	$73,035	0.22%	1.30% to 1.90%	25.67% to 28.14%
2018	5,940	6.97 to 8.87	$49,249	0.32%	1.30% to 1.90%	-13.57% to -11.90%
2017	15,740	8.02 to 10.37	$143,511	0.11%	1.30% to 1.90%	14.02% to 16.55%
2016	117,382	7.03 to 8.89	$966,039	0.04%	0.85% to 1.45%	11.30% to 13.72%

Health Care
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%
2019	12,063	22.29 to 29.11	$310,528	0.00%	1.30% to 1.90%	15.15% to 17.42%
2018	22,223	19.61 to 25.92	$490,365	0.00%	1.30% to 1.90%	0.82% to 3.08%
2017	17,789	19.45 to 24.42	$385,951	0.00%	1.30% to 1.90%	16.77% to 19.06%
2016	68,810	16.65 to 20.51	$1,315,986	0.00%	0.85% to 1.45%	-7.35% to -5.53%

Industrials
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%
2019	9,692	16.97 to 21.71	$187,693	0.00%	1.30% to 1.90%	26.07% to 28.36%
2018	7,119	13.21 to 16.91	$110,012	0.10%	1.30% to 1.90%	-15.87% to -14.20%
2017	11,053	15.70 to 19.94	$197,506	0.20%	1.30% to 1.90%	18.08% to 20.52%
2016	8,497	13.30 to 16.55	$125,630	0.17%	0.85% to 1.45%	13.62% to 15.74%

International
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%
2019	6,345	6.17 to 7.27	$45,390	0.26%	1.30% to 1.90%	15.28% to 16.85%
2018	7,334	5.35 to 6.76	$44,929	0.00%	1.30% to 1.90%	-18.59% to -16.85%
2017	14,171	6.58 to 8.13	$107,712	0.00%	1.30% to 1.90%	17.74% to 20.23%
2016	12,976	5.59 to 6.70	$80,595	0.00%	0.85% to 1.45%	-4.24% to -2.30%

Internet
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%
2019	7,211	33.44 to 43.07	$268,072	0.00%	1.30% to 1.90%	13.97% to 16.10%
2018	11,806	29.34 to 37.10	$385,249	0.00%	1.30% to 1.90%	1.30% to 3.21%
2017	11,237	28.96 to 36.37	$363,555	0.00%	1.30% to 1.90%	31.39% to 33.97%
2016	12,539	22.05 to 27.15	$307,871	0.00%	0.85% to 1.45%	1.90% to 3.91%

Japan
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%
2019	4,421	7.52 to 9.49	$38,851	0.14%	1.30% to 1.90%	16.16% to 18.15%
2018	6,367	6.48 to 8.04	$47,826	0.00%	1.30% to 1.90%	-14.48% to -13.00%
2017	6,194	7.57 to 9.24	$53,758	0.00%	1.30% to 1.90%	14.68% to 16.64%
2016	15,216	6.60 to 7.92	$110,735	0.00%	0.85% to 1.45%	-2.80% to -1.13%

Large-Cap Growth
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%
2019	37,397	19.99 to 27.01	$868,675	0.00%	1.30% to 1.90%	24.46% to 27.22%
2018	39,419	16.06 to 21.23	$740,051	0.00%	1.30% to 1.90%	-5.16% to -3.13%
2017	48,720	16.75 to 21.91	$966,247	0.00%	1.30% to 1.90%	20.87% to 23.68%
2016	40,785	14.16 to 17.72	$665,632	0.04%	0.85% to 1.45%	1.50% to 3.66%

Large-Cap Value
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%
2019	37,191	12.99 to 16.50	$570,190	1.00%	1.30% to 1.90%	25.31% to 27.52%
2018	36,522	10.36 to 12.94	$439,372	0.75%	1.30% to 1.90%	-13.72% to -12.19%
2017	58,880	12.01 to 15.53	$834,969	0.83%	1.30% to 1.90%	9.54% to 11.97%
2016	66,923	10.97 to 13.87	$856,099	0.80%	0.85% to 1.45%	11.46% to 13.94%

Mid-Cap
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%
2019	192,854	14.13 to 18.67	$2,977,627	0.01%	1.30% to 1.90%	19.16% to 21.93%
2018	206,531	11.86 to 15.31	$2,630,056	0.00%	1.30% to 1.90%	-15.96% to -13.99%
2017	247,613	14.11 to 17.80	$3,823,445	0.00%	1.30% to 1.90%	9.43% to 11.97%
2016	252,920	12.90 to 15.90	$3,577,317	0.00%	0.85% to 1.45%	14.01% to 16.66%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Mid-Cap Growth
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%
2019	15,430	16.98 to 21.72	$297,810	0.00%	1.30% to 1.90%	20.09% to 22.27%
2018	16,703	14.14 to 17.87	$276,021	0.00%	1.30% to 1.90%	-14.94% to -13.34%
2017	23,686	16.62 to 20.99	$451,663	0.00%	1.30% to 1.90%	14.36% to 16.67%
2016	28,573	14.53 to 17.99	$468,951	0.00%	0.85% to 1.45%	9.10% to 11.31%

Mid-Cap Value
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%
2019	6,031	14.16 to 17.62	$99,634	0.18%	1.30% to 1.90%	19.81% to 21.75%
2018	8,452	11.81 to 14.75	$114,532	0.07%	1.30% to 1.90%	-16.29% to -14.80%
2017	20,107	14.11 to 18.25	$323,868	0.15%	1.30% to 1.90%	6.81% to 9.18%
2016	30,569	13.21 to 16.71	$468,145	0.11%	0.85% to 1.45%	20.06% to 22.61%

Government Money Market
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%
2019	370,018	6.65 to 9.11	$2,912,327	0.74%	1.30% to 1.90%	-2.79% to -0.53%
2018	676,635	6.84 to 9.16	$5,522,693	0.35%	1.30% to 1.90%	-3.15% to -0.89%
2017	840,720	7.07 to 9.24	$6,983,028	0.02%	1.30% to 1.90%	-3.51% to -1.27%
2016	415,989	7.40 to 9.36	$3,536,380	0.02%	0.85% to 1.45%	-3.42% to -1.27%

Oil & Gas
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%
2019	38,028	6.83 to 8.92	$283,197	1.36%	1.30% to 1.90%	4.78% to 6.85%
2018	58,634	6.52 to 8.35	$410,449	1.79%	1.30% to 1.90%	-22.98% to -21.46%
2017	84,586	8.37 to 10.63	$761,640	1.15%	1.30% to 1.90%	-6.59% to -4.66%
2016	140,512	8.96 to 11.15	$1,347,231	1.35%	0.85% to 1.45%	19.91% to 22.27%

NASDAQ-100
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%
2019	20,368	28.55 to 38.57	$685,380	0.00%	1.30% to 1.90%	32.00% to 34.94%
2018	27,531	21.63 to 28.23	$685,118	0.00%	1.30% to 1.90%	-5.26% to -3.24%
2017	33,311	22.30 to 29.17	$878,315	0.00%	1.30% to 1.90%	25.65% to 28.56%
2016	63,804	17.75 to 22.33	$1,250,808	0.00%	0.85% to 1.45%	1.43% to 3.64%

Pharmaceuticals
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%
2019	4,425	16.26 to 20.66	$83,608	0.96%	1.30% to 1.90%	10.23% to 12.17%
2018	6,910	14.75 to 18.41	$112,035	1.24%	1.30% to 1.90%	-9.35% to -7.74%
2017	8,247	16.27 to 19.96	$147,974	1.06%	1.30% to 1.90%	6.68% to 8.56%
2016	12,522	15.25 to 18.39	$211,731	0.42%	0.85% to 1.45%	-6.95% to -5.31%

Precious Metals
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%
2019	172,978	3.70 to 4.90	$725,931	0.04%	1.30% to 1.90%	40.82% to 43.74%
2018	197,469	2.66 to 3.41	$580,199	0.00%	1.30% to 1.90%	-16.46% to -14.81%
2017	231,622	3.19 to 4.00	$801,627	0.00%	1.30% to 1.90%	1.67% to 3.66%
2016	218,288	3.13 to 3.86	$722,397	0.00%	0.85% to 1.45%	50.54% to 53.42%

Real Estate
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%
2019	18,671	11.80 to 15.51	$250,321	1.95%	1.30% to 1.90%	22.34% to 24.81%
2018	21,408	9.64 to 12.43	$233,780	1.59%	1.30% to 1.90%	-9.01% to -7.16%
2017	10,685	10.60 to 13.38	$124,847	4.41%	1.30% to 1.90%	4.29% to 6.39%
2016	12,156	10.16 to 12.58	$137,417	3.02%	0.85% to 1.45%	2.04% to 4.10%

Rising Rates Opportunity
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%
2019	23,811	1.27 to 1.61	$36,098	0.10%	1.30% to 1.90%	-20.26% to -18.85%
2018	57,355	1.59 to 1.98	$106,509	0.00%	1.30% to 1.90%	0.56% to 2.34%
2017	26,545	1.58 to 1.94	$48,570	0.00%	1.30% to 1.90%	-14.93% to -13.43%
2016	63,493	1.85 to 2.24	$129,889	0.00%	0.85% to 1.45%	-8.42% to -6.81%

Semiconductor
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%
2019	5,108	21.21 to 26.22	$112,770	0.32%	1.30% to 1.90%	44.70% to 46.96%
2018	2,207	14.66 to 17.84	$33,289	0.00%	1.30% to 1.90%	-13.29% to -11.93%
2017	1,948	17.31 to 20.26	$36,793	0.23%	1.30% to 1.90%	31.24% to 33.01%
2016	2,809	13.19 to 14.99	$39,241	0.03%	0.85% to 1.45%	24.99% to 25.12%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***

Short Dow 30
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%
2019	2,420	1.07 to 1.18	$2,821	0.04%	1.30% to 1.90%	-21.71% to -21.16%
2018	2,480	1.37 to 1.50	$3,664	0.00%	1.30% to 1.90%	-0.78% to -0.08%
2017	2,541	1.38 to 1.58	$3,755	0.00%	1.30% to 1.90%	-24.39% to -23.52%
2016	2,968	1.83 to 2.07	$5,809	0.00%	0.85% to 1.45%	-19.00% to -18.43%

Short Emerging Markets
2020	-	-	$0	0.00%	1.30% to 1.90%	n/a
2019	-	-	$0	0.00%	1.30% to 1.90%	n/a
2018	-	-	$0	0.00%	1.30% to 1.90%	n/a
2017	-	2.67 to 2.67	$0	0.00%	1.30% to 1.90%	-29.62% to -29.62%
2016	251	3.80 to 3.80	$951	0.00%	0.85% to 1.45%	-18.31% to -18.31%

Short International
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%
2019	2,707	2.76 to 2.84	$7,613	0.32%	1.30% to 1.90%	-19.58% to -19.38%
2018	5,641	3.43 to 3.53	$19,689	0.00%	1.30% to 1.90%	12.44% to 12.72%
2017	5,649	3.05 to 3.13	$17,533	0.00%	1.30% to 1.90%	-22.71% to -22.51%
2016	5,658	4.00 to 4.04	$22,711	0.00%	0.85% to 1.45%	-8.22% to -8.13%

Short Mid-Cap
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%
2019	2,425	1.14 to 1.26	$3,007	0.27%	1.30% to 1.90%	-23.57% to -23.04%
2018	2,479	1.49 to 1.63	$3,990	0.00%	1.30% to 1.90%	7.57% to 8.33%
2017	2,534	1.39 to 1.51	$3,763	0.00%	1.30% to 1.90%	-17.45% to -16.87%
2016	2,587	1.68 to 1.81	$4,621	0.00%	0.85% to 1.45%	-22.63% to -22.08%

Short NASDAQ-100
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%
2019	360	0.67 to 0.67	$243	0.14%	1.30% to 1.90%	-30.25% to -30.25%
2018	418	0.97 to 0.97	$405	0.00%	1.30% to 1.90%	-5.87% to -5.87%
2017	479	1.03 to 1.25	$492	0.00%	1.30% to 1.90%	-27.52% to -26.28%
2016	3,503	1.42 to 1.70	$5,773	0.00%	0.85% to 1.45%	-12.81% to -12.37%

Short Small-Cap
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%
2019	5,024	1.08 to 1.18	$5,715	0.06%	1.30% to 1.90%	-23.20% to -22.74%
2018	13,785	1.41 to 1.52	$20,735	0.00%	1.30% to 1.90%	7.01% to 7.65%
2017	15,041	1.32 to 1.41	$21,057	0.00%	1.30% to 1.90%	-16.81% to -16.31%
2016	17,220	1.58 to 1.69	$28,825	0.00%	0.85% to 1.45%	-23.99% to -23.53%

Small-Cap
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%
2019	18,222	12.97 to 17.53	$284,232	0.00%	1.30% to 1.90%	19.35% to 22.01%
2018	16,916	10.87 to 14.37	$209,307	0.00%	1.30% to 1.90%	-15.91% to -14.03%
2017	23,012	12.92 to 16.71	$338,478	0.00%	1.30% to 1.90%	8.57% to 10.98%
2016	32,393	11.90 to 15.06	$440,535	0.00%	0.85% to 1.45%	15.57% to 18.14%

Small-Cap Growth
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%
2019	11,696	16.80 to 22.70	$221,210	0.00%	1.30% to 1.90%	15.02% to 17.58%
2018	14,904	14.60 to 19.30	$257,385	0.00%	1.30% to 1.90%	-9.01% to -6.97%
2017	22,458	15.86 to 20.75	$415,721	0.00%	1.30% to 1.90%	8.99% to 11.51%
2016	31,058	14.55 to 18.61	$521,485	0.00%	0.85% to 1.45%	15.98% to 18.38%

Small-Cap Value
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%
2019	6,378	14.13 to 17.47	$97,219	0.00%	1.30% to 1.90%	18.82% to 20.68%
2018	6,805	11.52 to 14.94	$86,612	0.00%	1.30% to 1.90%	-17.06% to -15.33%
2017	12,852	13.49 to 17.65	$202,299	0.01%	1.30% to 1.90%	5.84% to 8.30%
2016	64,723	12.75 to 16.30	$962,479	0.00%	0.85% to 1.45%	24.53% to 26.80%

Technology
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%
2019	10,678	25.88 to 33.79	$321,408	0.00%	1.30% to 1.90%	40.05% to 42.81%
2018	7,166	18.48 to 23.66	$152,767	0.00%	1.30% to 1.90%	-5.77% to -3.90%
2017	11,161	19.61 to 24.91	$248,374	0.08%	1.30% to 1.90%	30.42% to 33.11%
2016	5,954	15.53 to 18.71	$103,172	0.00%	0.85% to 1.45%	8.70% to 10.62%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Telecommunications
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%
2019	402	11.59 to 13.29	$5,006	1.88%	1.30% to 1.90%	11.77% to 12.89%
2018	1,242	10.37 to 11.78	$13,550	4.17%	1.30% to 1.90%	-17.34% to -16.50%
2017	2,048	12.40 to 14.10	$26,980	0.38%	1.30% to 1.90%	-4.77% to -3.72%
2016	53,902	13.02 to 14.65	$753,817	0.13%	0.85% to 1.45%	18.36% to 19.67%

U.S. Government Plus
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%
2019	8,237	15.26 to 20.90	$147,073	0.74%	1.30% to 1.90%	14.04% to 16.69%
2018	16,856	13.38 to 17.91	$257,704	0.87%	1.30% to 1.90%	-8.79% to -6.65%
2017	11,630	15.02 to 18.97	$198,838	0.17%	1.30% to 1.90%	5.83% to 7.97%
2016	59,078	14.19 to 17.57	$956,100	0.00%	0.85% to 1.45%	-3.59% to -1.94%

UltraBull
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%
2019	21,806	22.36 to 30.63	$593,749	0.32%	1.30% to 1.90%	54.35% to 57.94%
2018	26,981	14.49 to 19.64	$466,571	0.00%	1.30% to 1.90%	-18.60% to -16.60%
2017	31,169	17.80 to 23.55	$669,377	0.00%	1.30% to 1.90%	35.92% to 39.20%
2016	22,446	14.03 to 16.74	$360,275	0.00%	0.85% to 1.45%	15.04% to 16.78%

UltraMid-Cap
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%
2019	18,611	20.09 to 25.70	$412,736	0.00%	1.30% to 1.90%	42.78% to 45.37%
2018	40,750	14.07 to 18.48	$610,133	0.00%	1.30% to 1.90%	-29.27% to -27.72%
2017	46,847	20.48 to 25.57	$1,005,435	0.00%	1.30% to 1.90%	24.81% to 27.20%
2016	49,743	16.59 to 20.10	$858,209	0.00%	0.85% to 1.45%	33.70% to 36.13%

UltraNASDAQ-100
2020	6,221	126.60 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%
2019	5,812	71.90 to 95.18	$466,110	0.00%	1.30% to 1.90%	73.58% to 77.17%
2018	7,541	41.42 to 54.41	$346,340	0.00%	1.30% to 1.90%	-12.72% to -10.81%
2017	7,962	48.87 to 61.00	$421,197	0.00%	1.30% to 1.90%	63.05% to 66.16%
2016	7,352	30.45 to 34.99	$243,338	0.00%	0.85% to 1.45%	5.36% to 6.42%

UltraShort Dow30
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%
2019	9,803	0.19 to 0.19	$1,890	3.03%	1.30% to 1.90%	-38.64% to -38.64%
2018	10,185	0.30 to 0.32	$3,200	0.00%	1.30% to 1.90%	-2.44% to -1.85%
2017	16,836	0.31 to 0.33	$5,438	0.00%	1.30% to 1.90%	-41.82% to -41.47%
2016	24,820	0.53 to 0.56	$13,766	0.00%	0.85% to 1.45%	-33.94% to -33.55%

UltraShort NASDAQ-100
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%
2019	35,116	0.06 to 0.06	$2,212	0.74%	1.30% to 1.90%	-52.20% to -51.90%
2018	35,891	0.12 to 0.13	$4,703	0.00%	1.30% to 1.90%	-14.65% to -14.09%
2017	37,158	0.14 to 0.15	$5,665	0.00%	1.30% to 1.90%	-46.83% to -46.48%
2016	37,513	0.27 to 0.29	$10,691	0.00%	0.85% to 1.45%	-22.96% to -22.45%

UltraSmall-Cap
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%
2019	10,006	12.57 to 15.86	$139,999	0.00%	1.30% to 1.90%	41.98% to 44.41%
2018	14,154	8.85 to 10.98	$137,118	0.00%	1.30% to 1.90%	-29.63% to -28.41%
2017	14,172	12.58 to 15.80	$198,759	0.00%	1.30% to 1.90%	20.67% to 23.03%
2016	9,953	11.17 to 12.84	$117,261	0.00%	0.85% to 1.45%	35.40% to 36.62%

Utilities
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%
2019	4,186	18.23 to 22.69	$87,157	3.33%	1.30% to 1.90%	18.95% to 20.86%
2018	4,562	15.33 to 18.77	$78,896	1.58%	1.30% to 1.90%	-0.42% to 1.19%
2017	6,833	16.03 to 18.55	$119,953	2.63%	1.30% to 1.90%	7.49% to 8.83%
2016	9,545	14.92 to 17.05	$154,597	2.46%	0.85% to 1.45%	11.79% to 13.19%

VanEck Worldwide Insurance Trust
Global Hard Assets Fund
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%
2019	455,682	5.56 to 25.26	$5,651,543	0.00%	0.95% to 1.90%	7.71% to 10.81%
2018	466,099	5.16 to 22.80	$5,266,523	0.00%	0.95% to 1.90%	-30.90% to -28.96%
2017	524,574	7.30 to 32.78	$8,487,983	0.00%	0.95% to 1.90%	-5.52% to -2.62%
2016	626,212	7.73 to 33.90	$10,135,813	0.39%	0.85% to 1.50%	38.55% to 42.35%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Emerging Markets Fund
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%
2019	36,385	29.02 to 47.98	$1,622,587	0.53%	0.95% to 1.40%	27.05% to 29.36%
2018	42,600	18.01 to 37.46	$1,457,114	0.29%	0.95% to 1.40%	-25.58% to -24.21%
2017	63,611	24.02 to 49.93	$2,802,208	0.39%	0.95% to 1.40%	46.08% to 49.61%
2016	52,001	16.22 to 33.71	$1,568,804	0.46%	0.95% to 1.40%	-3.20% to -0.84%

Emerging Markets Bond Fund
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%
2019	28,850	11.55 to 17.81	$461,861	0.63%	0.95% to 1.40%	10.39% to 11.55%
2018	33,821	10.46 to 15.96	$492,835	9.63%	0.95% to 1.40%	-8.05% to -7.03%
2017	49,355	10.67 to 17.17	$791,433	2.53%	0.95% to 1.40%	9.54% to 11.19%
2016	65,434	9.74 to 15.44	$945,819	0.00%	0.95% to 1.40%	4.26% to 5.42%
Janus Henderson Series
Global Technology and Innovation Portfolio
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%
2019	171,194	17.10 to 34.99	$5,605,246	0.00%	1.15% to 1.35%	42.88% to 43.16%
2018	147,288	11.96 to 24.44	$3,437,928	0.00%	1.15% to 1.35%	-0.45% to -0.25%
2017	106,809	12.00 to 24.50	$2,538,098	0.00%	1.15% to 1.35%	42.98% to 43.26%
2016	66,993	17.02 to 17.10	$1,142,061	0.08%	1.00% to 1.50%	12.32% to 12.55%

Overseas Portfolio
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%
2019	48,682	9.91 to 11.89	$488,302	1.74%	1.15% to 1.35%	25.01% to 25.26%
2018	49,258	7.93 to 9.50	$395,000	1.75%	1.15% to 1.35%	-16.28% to -16.11%
2017	56,799	9.47 to 11.34	$543,020	2.24%	1.15% to 1.35%	29.06% to 29.31%
2016	52,504	7.34 to 7.37	$385,736	4.72%	1.00% to 1.50%	-7.96% to -7.77%

Research Portfolio
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%
2019	21,961	24.34 to 24.61	$536,101	0.29%	1.15% to 1.35%	33.41% to 33.68%
2018	25,399	18.25 to 18.41	$464,875	0.37%	1.15% to 1.35%	-4.15% to -3.96%
2017	31,413	19.04 to 19.17	$599,282	0.27%	1.15% to 1.35%	25.85% to 26.10%
2016	30,729	15.13 to 15.20	$465,551	0.37%	1.00% to 1.50%	-1.07% to -0.88%

Enterprise Services Portfolio
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%
2019	1,142,759	15.07 to 22.63	$24,865,839	0.06%	1.15% to 1.35%	33.34% to 33.61%
2018	995,432	11.29 to 16.93	$16,238,499	0.12%	1.15% to 1.35%	-2.00% to -1.81%
2017	687,373	11.51 to 17.25	$11,539,277	0.13%	1.15% to 1.35%	25.39% to 25.64%
2016	354,446	13.66 to 13.73	$4,847,632	0.03%	1.00% to 1.50%	10.60% to 10.82%

Global Research Portfolio
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%
2019	50,454	13.17 to 19.64	$969,267	0.93%	1.15% to 1.35%	26.99% to 27.24%
2018	44,852	10.36 to 15.43	$683,618	1.07%	1.15% to 1.35%	-8.34% to -8.15%
2017	44,442	11.29 to 16.80	$738,548	0.83%	1.15% to 1.35%	24.99% to 25.24%
2016	42,850	13.35 to 13.42	$573,168	0.87%	1.00% to 1.50%	0.45% to 0.65%

Mid Cap Value Portfolio
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%
2019	197,118	11.92 to 18.29	$3,477,494	1.07%	1.15% to 1.35%	28.30% to 28.56%
2018	186,003	9.28 to 14.22	$2,579,014	0.98%	1.15% to 1.35%	-14.98% to -14.81%
2017	192,293	10.90 to 16.70	$3,154,990	0.66%	1.15% to 1.35%	12.11% to 12.34%
2016	172,121	14.79 to 14.86	$2,548,863	0.87%	1.00% to 1.50%	17.17% to 17.40%

Balanced Portfolio
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%
2019	2,251,196	13.21 to 18.78	$41,323,181	1.72%	1.15% to 1.35%	20.63% to 20.88%
2018	1,603,935	10.94 to 15.54	$24,628,415	1.86%	1.15% to 1.35%	-0.92% to -0.72%
2017	990,962	11.03 to 15.65	$15,400,133	1.40%	1.15% to 1.35%	16.56% to 16.79%
2016	772,313	13.34 to 13.40	$10,307,917	2.11%	1.00% to 1.50%	2.92% to 3.13%

Flexible Bond Portfolio
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%
2019	621,443	10.61 to 11.40	$6,994,524	2.64%	1.15% to 1.35%	7.81% to 8.03%
2018	506,125	9.84 to 10.56	$5,303,727	2.42%	1.15% to 1.35%	-2.62% to -2.42%
2017	395,731	10.09 to 10.82	$4,255,966	2.48%	1.15% to 1.35%	1.97% to 2.17%
2016	409,203	10.54 to 10.59	$4,314,965	2.75%	1.00% to 1.50%	0.85% to 1.05%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
GI Unconstrained Bond Portfolio
2019	-	-	$0	1.29%	1.15% to 1.35%	n/a
2018	98,954	9.51 to 9.58	$942,017	2.55%	1.15% to 1.35%	-5.06% to -4.87%
2017	92,634	10.02 to 10.07	$928,697	3.20%	1.15% to 1.35%	0.34% to 0.54%
2016	92,217	9.99 to 10.01	$921,572	7.36%	1.00% to 1.50%	3.20% to 3.41%

PIMCO Variable Insurance Trust
Total Return Portfolio
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%
2019	4,050,360	10.68 to 18.47	$50,056,375	3.04%	0.95% to 1.90%	4.48% to 7.34%
2018	4,035,547	9.99 to 17.20	$47,287,227	2.56%	0.95% to 1.90%	-4.12% to -1.49%
2017	3,903,746	10.19 to 17.46	$47,973,212	2.02%	0.95% to 1.90%	1.17% to 3.93%
2016	3,818,433	10.51 to 16.80	$46,163,641	2.09%	0.85% to 1.50%	-1.00% to 1.71%

Low Duration Portfolio
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%
2019	2,486,507	9.37 to 13.59	$25,289,738	2.68%	0.95% to 1.90%	0.36% to 3.05%
2018	2,488,388	9.33 to 13.19	$24,682,261	1.84%	0.95% to 1.90%	-3.23% to -0.62%
2017	2,110,065	9.64 to 13.27	$21,281,171	1.18%	0.95% to 1.90%	-2.23% to 0.39%
2016	1,997,087	9.86 to 13.22	$20,264,692	1.59%	0.85% to 1.50%	-2.18% to 0.45%

High Yield Portfolio
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%
2019	766,902	11.11 to 25.16	$11,878,657	4.84%	0.95% to 1.90%	10.46% to 13.66%
2018	502,674	9.82 to 22.14	$7,294,631	5.04%	0.95% to 1.90%	-6.32% to -3.59%
2017	558,843	10.22 to 22.96	$8,637,362	4.90%	0.95% to 1.90%	2.64% to 5.60%
2016	593,692	12.28 to 21.74	$9,233,370	5.52%	0.85% to 1.50%	8.31% to 11.38%

Real Return Portfolio
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%
2019	2,122,136	9.97 to 17.01	$21,521,058	1.56%	0.95% to 1.90%	4.61% to 7.42%
2018	2,133,195	9.33 to 15.83	$20,301,950	2.42%	0.95% to 1.90%	-5.69% to -3.14%
2017	2,200,216	9.68 to 16.35	$21,756,775	2.26%	0.95% to 1.90%	-0.10% to 2.68%
2016	2,059,005	9.47 to 15.92	$19,988,829	2.23%	0.85% to 1.50%	1.48% to 4.20%

All Asset Portfolio
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%
2019	358,019	11.99 to 16.34	$4,350,224	2.78%	0.95% to 1.90%	7.90% to 10.47%
2018	414,975	9.97 to 14.82	$4,586,867	3.10%	0.95% to 1.90%	-8.72% to -6.53%
2017	427,745	11.66 to 15.90	$5,085,136	4.54%	0.95% to 1.90%	9.49% to 12.09%
2016	455,788	10.42 to 14.22	$4,857,731	2.63%	0.85% to 1.50%	9.02% to 11.61%

Global Managed Asset Allocation Portfolio
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%
2019	49,475	11.51 to 11.64	$569,726	2.22%	1.15% to 1.35%	15.39% to 15.62%
2018	44,146	9.98 to 10.07	$440,541	1.60%	1.15% to 1.35%	-6.88% to -6.70%
2017	42,294	10.72 to 10.79	$453,296	2.40%	1.15% to 1.35%	12.47% to 12.69%
2016	35,831	9.53 to 9.57	$341,433	2.33%	1.00% to 1.50%	2.53% to 2.73%

Short-Term Portfolio
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%
2019	4,389,651	10.18 to 10.29	$44,795,827	2.25%	1.15% to 1.35%	1.32% to 1.52%
2018	4,694,571	10.05 to 10.13	$47,247,593	2.03%	1.15% to 1.35%	0.06% to 0.26%
2017	4,498,478	10.04 to 10.11	$45,244,074	1.53%	1.15% to 1.35%	0.93% to 1.13%
2016	4,502,212	9.95 to 9.99	$44,840,939	1.46%	1.00% to 1.50%	0.90% to 1.10%

Emerging Markets Bond Portfolio
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%
2019	160,286	10.95 to 12.73	$1,987,562	4.33%	1.15% to 1.35%	13.12% to 13.34%
2018	141,815	9.67 to 11.23	$1,578,041	4.10%	1.15% to 1.35%	-6.11% to -5.92%
2017	113,889	10.29 to 11.94	$1,334,555	4.83%	1.15% to 1.35%	8.30% to 8.51%
2016	83,940	10.95 to 11.00	$920,654	5.18%	1.00% to 1.50%	11.68% to 11.90%

Global Bond Opportunities Portfolio
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%
2019	35,825	9.77 to 9.88	$351,738	2.34%	1.15% to 1.35%	4.60% to 4.81%
2018	36,457	9.34 to 9.43	$341,868	6.30%	1.15% to 1.35%	-5.58% to -5.39%
2017	38,990	9.90 to 9.97	$386,836	1.92%	1.15% to 1.35%	7.07% to 7.28%
2016	40,963	9.24 to 9.29	$379,316	1.43%	1.00% to 1.50%	2.54% to 2.75%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Commodity Real Return Strategy Portfolio
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%
2019	1,039,033	5.03 to 9.73	$5,244,209	4.40%	1.15% to 1.35%	9.86% to 10.08%
2018	1,120,120	4.58 to 8.85	$5,142,150	2.05%	1.15% to 1.35%	-15.36% to -15.19%
2017	1,252,137	5.41 to 10.45	$6,786,599	10.65%	1.15% to 1.35%	0.68% to 0.88%
2016	1,324,651	5.37 to 5.40	$7,123,636	1.05%	1.00% to 1.50%	13.33% to 13.56%

International Bond (USD-Hedged) Portfolio
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%
2019	179,479	10.74 to 11.35	$2,017,025	1.70%	1.15% to 1.35%	5.47% to 5.68%
2018	144,408	10.18 to 10.74	$1,539,607	1.36%	1.15% to 1.35%	0.64% to 0.85%
2017	73,753	10.10 to 10.65	$781,044	5.88%	1.15% to 1.35%	1.29% to 1.49%
2016	41,620	10.46 to 10.49	$435,755	1.54%	1.00% to 1.50%	4.94% to 5.15%

Dynamic Bond Adv Portfolio
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%
2019	241,095	10.49 to 10.76	$2,574,903	4.13%	1.15% to 1.35%	3.42% to 3.63%
2018	208,485	10.13 to 10.38	$2,152,016	2.73%	1.15% to 1.35%	-0.43% to -0.23%
2017	224,134	10.16 to 10.40	$2,322,720	1.65%	1.15% to 1.35%	3.50% to 3.71%
2016	184,597	10.00 to 10.03	$1,848,338	1.79%	1.00% to 1.50%	3.23% to 3.43%

Income Advisor Portfolio
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%
2019	3,177,130	10.72 to 10.77	$34,058,314	3.40%	1.15% to 1.35%	7.00% to 7.22%
2018	2,421,596	10.01 to 10.04	$24,253,965	3.50%	1.15% to 1.35%	-1.07% to -0.87%
2017	630,868	10.12 to 10.13	$6,386,284	0.84%	1.15% to 1.35%	1.22% to 1.30%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%
2019	73,892	15.96 to 24.30	$1,622,180	0.47%	0.95% to 1.90%	20.55% to 23.66%
2018	89,966	12.19 to 19.65	$1,611,852	0.53%	0.95% to 1.90%	-11.78% to -9.49%
2017	89,065	13.16 to 21.71	$1,776,378	0.46%	0.95% to 1.90%	7.53% to 10.51%
2016	128,423	12.24 to 19.65	$2,279,264	1.18%	0.85% to 1.45%	19.20% to 22.04%

Large Cap Value Fund
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%
2019	11,823	18.61 to 21.95	$245,289	0.82%	0.95% to 1.40%	23.37% to 24.74%
2018	35,668	14.87 to 17.60	$601,559	2.12%	0.95% to 1.40%	-10.32% to -9.33%
2017	12,121	16.57 to 19.41	$219,163	1.40%	0.95% to 1.40%	7.69% to 8.82%
2016	17,716	15.39 to 17.84	$293,658	2.01%	0.95% to 1.40%	9.37% to 10.53%

Mid Cap Value Fund
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%
2019	123,128	19.28 to 28.13	$3,256,746	0.81%	0.95% to 1.40%	27.77% to 30.28%
2018	133,703	15.09 to 21.59	$2,714,840	1.26%	0.95% to 1.40%	-13.03% to -11.31%
2017	166,043	17.35 to 24.35	$3,806,884	0.68%	0.95% to 1.40%	7.58% to 10.02%
2016	200,671	16.08 to 22.13	$4,206,027	1.31%	0.95% to 1.40%	9.96% to 12.46%

Mid-Cap Growth Portfolio
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%
2019	30,996	27.60 to 34.56	$991,797	0.00%	0.95% to 1.40%	29.28% to 31.23%
2018	24,771	21.35 to 26.34	$608,374	0.00%	0.95% to 1.40%	-8.83% to -7.45%
2017	44,576	23.42 to 28.46	$1,189,961	0.00%	0.95% to 1.40%	21.56% to 23.39%
2016	26,813	19.85 to 23.06	$586,906	0.00%	0.95% to 1.40%	1.90% to 3.18%

AMT Mid Cap Intrinsic Value Portfolio
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%
2019	16,417	18.18 to 23.43	$347,181	0.85%	0.95% to 1.40%	13.92% to 15.64%
2018	11,106	15.79 to 20.26	$208,610	1.01%	0.95% to 1.40%	-17.34% to -16.08%
2017	6,804	18.90 to 24.14	$155,171	0.56%	0.95% to 1.40%	13.92% to 15.64%
2016	19,451	16.42 to 20.88	$368,313	0.65%	0.95% to 1.40%	13.36% to 15.07%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
BNY Mellon Variable Investment Fund
Appreciation Portfolio
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%
2019	16,172	18.81 to 25.06	$357,379	0.96%	1.30% to 1.90%	30.85% to 33.63%
2018	16,514	14.37 to 18.76	$278,795	0.91%	1.30% to 1.90%	-10.50% to -8.59%
2017	27,469	16.06 to 21.00	$505,415	1.29%	1.30% to 1.90%	22.41% to 25.25%
2016	35,122	13.54 to 16.77	$533,985	1.51%	0.85% to 1.45%	4.40% to 6.51%

International Value Portfolio
2020	-	-	$0	4.78%	1.30% to 1.90%	n/a
2019	1,471	7.52 to 9.55	$12,552	2.06%	1.30% to 1.90%	17.91% to 19.99%
2018	4,363	6.38 to 7.96	$33,455	1.86%	1.30% to 1.90%	-19.74% to -18.31%
2017	4,403	7.94 to 9.75	$41,407	1.37%	1.30% to 1.90%	23.94% to 26.12%
2016	4,884	6.41 to 7.73	$36,762	2.12%	0.85% to 1.45%	-4.82% to -3.14%

Sustainable U.S. Equity Portfolio
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%
2019	2,531	20.08 to 23.98	$55,040	1.02%	1.30% to 1.90%	29.99% to 31.69%
2018	1,747	15.44 to 18.21	$29,142	1.60%	1.30% to 1.90%	-7.52% to -6.30%
2017	1,815	16.70 to 19.44	$32,387	0.97%	1.30% to 1.90%	11.59% to 13.05%
2016	1,959	14.96 to 17.19	$31,051	1.01%	0.85% to 1.45%	7.09% to 8.17%

Invesco Van Kampen Variable Insurance Fund
Growth and Income Portfolio
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%
2019	33,877	15.74 to 20.55	$591,115	1.26%	1.30% to 1.90%	20.74% to 23.11%
2018	32,582	13.04 to 16.69	$485,152	1.79%	1.30% to 1.90%	-16.46% to -14.80%
2017	34,885	15.61 to 19.59	$617,019	1.61%	1.30% to 1.90%	10.29% to 12.46%
2016	65,031	14.15 to 17.42	$1,030,227	0.81%	0.85% to 1.45%	15.50% to 17.77%

Value Opportunities Fund
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%
2019	2,171	11.38 to 13.78	$25,814	0.00%	1.30% to 1.90%	26.21% to 27.99%
2018	4,958	9.02 to 10.77	$48,247	0.00%	1.30% to 1.90%	-21.79% to -20.68%
2017	5,175	11.53 to 13.57	$64,054	0.01%	1.30% to 1.90%	13.72% to 15.32%
2016	6,035	10.30 to 11.77	$66,332	0.06%	0.85% to 1.45%	14.55% to 15.47%

American Value Fund
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%
2019	8,788	15.66 to 20.31	$157,644	0.43%	1.30% to 1.90%	20.36% to 22.67%
2018	9,272	13.01 to 16.56	$136,422	0.17%	1.30% to 1.90%	-15.92% to -14.30%
2017	14,070	15.48 to 19.32	$247,138	0.52%	1.30% to 1.90%	5.87% to 7.89%
2016	13,022	14.62 to 17.91	$212,113	0.10%	0.85% to 1.45%	11.20% to 13.33%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%
2019	4,274	12.98 to 17.42	$63,483	6.40%	1.30% to 1.90%	10.19% to 12.58%
2018	7,856	11.78 to 15.67	$104,046	3.87%	1.30% to 1.90%	-10.31% to -8.25%
2017	14,230	13.13 to 17.08	$218,427	4.58%	1.30% to 1.90%	5.77% to 8.17%
2016	10,493	12.42 to 15.21	$144,333	7.34%	0.85% to 1.45%	6.72% to 8.77%

Emerging Markets Equity Portfolio
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%
2019	17,839	10.00 to 13.06	$209,484	1.12%	1.30% to 1.90%	15.40% to 17.68%
2018	31,845	8.67 to 11.10	$318,320	0.37%	1.30% to 1.90%	-20.37% to -18.79%
2017	31,687	11.02 to 13.91	$398,099	0.64%	1.30% to 1.90%	30.57% to 33.19%
2016	24,003	8.44 to 10.45	$231,227	0.59%	0.85% to 1.45%	3.06% to 5.14%

Discovery Portfolio
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%
2019	3,352	23.05 to 26.43	$82,756	0.00%	1.30% to 1.90%	35.69% to 37.06%
2018	7,254	16.98 to 19.28	$134,709	0.00%	1.30% to 1.90%	7.13% to 8.22%
2017	7,626	15.85 to 18.24	$131,241	0.00%	1.30% to 1.90%	34.38% to 36.00%
2016	8,528	11.80 to 13.41	$108,488	4.96%	0.85% to 1.45%	-11.63% to -10.56%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
U.S. Real Estate Portfolio
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%
2019	8,175	12.90 to 16.97	$121,382	1.78%	1.30% to 1.90%	14.54% to 16.85%
2018	11,829	11.27 to 14.52	$148,599	2.48%	1.30% to 1.90%	-11.20% to -9.39%
2017	13,643	12.69 to 16.31	$191,465	1.44%	1.30% to 1.90%	-0.71% to 1.44%
2016	10,847	12.78 to 16.08	$150,865	0.69%	0.85% to 1.45%	2.83% to 5.07%

Northern Lights Variable Trust
Adaptive Allocation Portfolio
2017	-	-	$0	0.00%	1.30% to 1.90%	n/a
2016	745,164	7.02 to 8.84	$6,287,771	0.00%	0.85% to 1.45%	-2.33% to 0.04%

Power Income Fund
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%
2019	80,713	10.14 to 10.25	$819,116	2.05%	1.15% to 1.35%	6.28% to 6.49%
2018	113,843	9.53 to 9.63	$1,086,635	2.12%	1.15% to 1.35%	-4.62% to -4.42%
2017	121,905	9.98 to 10.08	$1,219,911	0.88%	1.15% to 1.35%	0.75% to 0.95%
2016	119,818	9.93 to 9.98	$1,190,117	0.00%	1.00% to 1.50%	2.97% to 3.18%
Power Dividend Index Fund
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%
2019	885,390	9.29 to 9.33	$8,225,059	2.07%	1.15% to 1.35%	-4.42% to -3.88%
2018	1,438,919	9.69 to 9.72	$13,943,760	1.90%	1.15% to 1.35%	-9.29% to -9.00%
2017	322,095	10.68 to 10.69	$3,439,562	0.05%	1.15% to 1.35%	6.78% to 6.87%

AB Variable Products Series
Real Estate Investment Portfolio
2019	-	-	$0	2.22%	1.15% to 1.35%	n/a
2018	140,571	13.69 to 13.81	$1,929,587	1.86%	1.15% to 1.35%	-5.74% to -5.55%
2017	172,352	14.52 to 14.62	$2,507,758	1.61%	1.15% to 1.35%	4.95% to 5.16%
2016	144,991	13.84 to 13.90	$2,009,142	1.34%	1.00% to 1.50%	5.95% to 6.16%

Dynamic Asset Allocation Portfolio
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%
2019	230,655	11.17 to 13.57	$3,039,410	2.65%	1.15% to 1.35%	13.70% to 13.92%
2018	77,253	9.81 to 11.91	$909,782	1.47%	1.15% to 1.35%	-8.60% to -8.41%
2017	53,972	10.73 to 13.01	$695,261	1.82%	1.15% to 1.35%	12.79% to 13.02%
2016	71,596	11.45 to 11.51	$820,963	0.59%	1.00% to 1.50%	1.98% to 2.18%

Small Cap Growth Portfolio
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%
2019	2,870	23.88 to 24.14	$68,815	0.00%	1.15% to 1.35%	34.18% to 34.45%
2018	2,519	17.80 to 17.96	$44,952	0.00%	1.15% to 1.35%	-2.44% to -2.24%
2017	1,620	18.24 to 18.37	$29,628	0.00%	1.15% to 1.35%	31.99% to 32.26%
2016	2,422	13.82 to 13.89	$33,521	0.00%	1.00% to 1.50%	4.79% to 5.00%

Small Mid Cap Value Portfolio
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%
2019	164,921	10.90 to 19.58	$2,957,126	0.34%	1.15% to 1.35%	18.29% to 18.53%
2018	133,736	9.21 to 16.51	$2,119,867	0.28%	1.15% to 1.35%	-16.44% to -16.27%
2017	111,441	11.01 to 19.72	$2,179,500	0.22%	1.15% to 1.35%	11.34% to 11.56%
2016	115,978	17.59 to 17.68	$2,041,996	0.28%	1.00% to 1.50%	23.12% to 23.37%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%
2019	178,971	11.98 to 19.15	$3,350,527	2.07%	1.15% to 1.35%	21.87% to 22.12%
2018	211,050	9.82 to 15.68	$3,248,128	1.62%	1.15% to 1.35%	-9.35% to -9.17%
2017	216,653	10.82 to 17.26	$3,689,563	1.29%	1.15% to 1.35%	6.57% to 6.78%
2016	189,455	16.09 to 16.17	$3,052,926	1.41%	1.00% to 1.50%	16.14% to 16.38%

Capital Appreciation Fund
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%
2019	36,201	25.24 to 25.52	$920,991	0.00%	1.15% to 1.35%	29.78% to 30.04%
2018	45,391	19.45 to 19.62	$888,609	0.00%	1.15% to 1.35%	0.75% to 0.95%
2017	51,199	19.31 to 19.44	$993,206	0.00%	1.15% to 1.35%	31.17% to 31.43%
2016	50,474	14.72 to 14.79	$745,023	0.00%	1.00% to 1.50%	-1.47% to -1.28%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Equity Dividend Fund
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%
2019	813,658	12.81 to 20.56	$16,238,995	1.83%	1.15% to 1.35%	25.75% to 26.00%
2018	715,081	10.18 to 16.32	$11,414,294	1.86%	1.15% to 1.35%	-8.66% to -8.48%
2017	566,070	11.13 to 17.83	$9,952,277	1.58%	1.15% to 1.35%	14.93% to 15.16%
2016	412,279	15.41 to 15.48	$6,358,296	1.56%	1.00% to 1.50%	14.50% to 14.73%

Global Allocation Fund
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%
2019	1,083,821	11.31 to 13.72	$14,718,867	1.25%	1.15% to 1.35%	16.18% to 16.41%
2018	1,214,224	9.72 to 11.79	$14,193,918	0.87%	1.15% to 1.35%	-8.83% to -8.64%
2017	1,288,463	10.66 to 12.91	$16,525,815	1.32%	1.15% to 1.35%	12.19% to 12.41%
2016	1,245,044	11.42 to 11.48	$14,239,018	1.29%	1.00% to 1.50%	2.41% to 2.62%

Advantage Large Cap Core Fund
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%
2019	30,466	22.11 to 22.35	$675,815	1.00%	1.15% to 1.35%	26.83% to 27.09%
2018	43,101	17.43 to 17.59	$754,291	1.30%	1.15% to 1.35%	-6.78% to -6.60%
2017	44,002	18.70 to 18.83	$825,109	0.96%	1.15% to 1.35%	20.34% to 20.58%
2016	55,102	15.54 to 15.62	$857,631	0.85%	1.00% to 1.50%	8.78% to 9.00%

Large Cap Focus Growth Fund
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%
2019	395,901	11.45 to 27.11	$7,798,946	0.00%	1.15% to 1.35%	30.56% to 30.82%
2018	211,066	8.76 to 20.72	$3,549,201	0.00%	1.15% to 1.35%	1.38% to 1.59%
2017	123,956	11.39 to 20.40	$2,428,145	0.00%	1.15% to 1.35%	27.50% to 27.75%
2016	94,271	15.89 to 15.97	$1,500,082	0.47%	1.00% to 1.50%	6.10% to 6.32%

iShares Alternatives Strategies Fund
2018	-	-	$0	0.00%	1.15% to 1.35%	n/a
2017	108,680	10.55 to 11.30	$1,223,435	3.03%	1.15% to 1.35%	10.94% to 11.16%
2016	74,957	10.12 to 10.17	$759,535	2.89%	1.00% to 1.50%	4.80% to 5.01%

60/40 Target Allocation ETF Fund
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%
2019	277,728	12.11 to 12.49	$3,443,481	2.65%	1.15% to 1.35%	19.60% to 19.84%
2018	108,656	10.12 to 10.42	$1,124,633	1.02%	1.15% to 1.35%	-6.46% to -6.27%
2017	60,383	11.04 to 11.12	$667,193	2.15%	1.15% to 1.35%	13.19% to 13.41%
2016	36,958	9.75 to 9.80	$360,655	2.56%	1.00% to 1.50%	4.74% to 4.95%

iShares Dynamic Fixed Income Fund
2018	-	-	$0	0.00%	1.15% to 1.35%	n/a
2017	88,979	10.13 to 10.21	$904,440	2.30%	1.15% to 1.35%	2.21% to 2.42%
2016	52,273	9.92 to 9.97	$519,734	2.28%	1.00% to 1.50%	1.94% to 2.14%

iShares Equity Appreciation Fund
2018	-	-	$0	0.00%	1.15% to 1.35%	n/a
2017	36,391	11.23 to 11.48	$416,419	1.76%	1.15% to 1.35%	19.94% to 20.18%
2016	30,920	9.51 to 9.56	$294,935	1.61%	1.00% to 1.50%	7.59% to 7.81%

Total Return Portfolio
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%
2019	101,929	10.83 to 10.83	$1,101,828	1.70%	1.15% to 1.35%	7.79% to 7.79%
2018	4,618	10.05 to 10.05	$46,347	0.52%	1.15% to 1.35%	0.48% to 0.48%

S&P 500 Portfolio
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%
2019	114,291	11.69 to 11.69	$1,335,784	2.69%	1.15% to 1.35%	29.34% to 29.34%
2018	46,953	9.04 to 9.04	$424,266	1.82%	1.15% to 1.35%	-9.64% to -9.64%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%
2019	218,432	13.08 to 18.65	$3,895,613	0.00%	1.15% to 1.35%	31.03% to 31.29%
2018	228,249	9.97 to 14.20	$3,121,580	0.00%	1.15% to 1.35%	-10.37% to -10.19%
2017	197,596	11.11 to 15.81	$3,086,917	0.00%	1.15% to 1.35%	19.86% to 20.10%
2016	115,762	13.10 to 13.17	$1,518,631	0.00%	1.00% to 1.50%	6.96% to 7.17%

Dividend Opportunity Portfolio
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%
2019	265,520	12.41 to 15.79	$4,140,119	0.00%	1.15% to 1.35%	22.10% to 22.34%
2018	241,546	10.15 to 12.91	$3,096,000	0.00%	1.15% to 1.35%	-7.27% to -7.09%
2017	250,379	10.94 to 13.89	$3,458,480	0.00%	1.15% to 1.35%	12.60% to 12.82%
2016	241,432	12.26 to 12.31	$2,963,524	0.00%	1.00% to 1.50%	11.89% to 12.11%

Emerging Markets Bond Portfolio
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%
2019	608,749	10.54 to 11.92	$7,190,869	4.95%	1.15% to 1.35%	10.58% to 10.80%
2018	706,375	9.52 to 10.76	$7,541,962	4.27%	1.15% to 1.35%	-8.63% to -8.45%
2017	795,122	10.41 to 11.75	$9,287,340	4.56%	1.15% to 1.35%	10.20% to 10.42%
2016	675,007	10.59 to 10.64	$7,158,148	2.42%	1.00% to 1.50%	9.59% to 9.81%

High Yield Portfolio
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%
2019	359,052	11.14 to 12.91	$4,594,476	5.47%	1.15% to 1.35%	14.96% to 15.19%
2018	350,795	11.11 to 11.21	$3,905,408	5.58%	1.15% to 1.35%	-5.29% to -5.10%
2017	395,439	11.73 to 11.81	$4,645,428	5.49%	1.15% to 1.35%	4.75% to 4.96%
2016	383,433	11.20 to 11.25	$4,298,366	6.52%	1.00% to 1.50%	10.16% to 10.38%

Select Large-Cap Value Portfolio
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%
2019	113,046	12.04 to 12.10	$1,362,084	0.00%	1.15% to 1.35%	24.73% to 24.98%
2018	94,934	9.65 to 9.68	$916,799	0.00%	1.15% to 1.35%	-13.63% to -13.46%
2017	23,737	11.18 to 11.18	$265,359	0.00%	1.15% to 1.35%	11.76% to 11.85%

Seligman Global Tech Portfolio
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%
2019	167,470	14.94 to 15.01	$2,505,080	0.00%	1.15% to 1.35%	52.89% to 53.20%
2018	103,362	9.77 to 9.80	$1,010,282	0.00%	1.15% to 1.35%	-9.68% to -9.50%
2017	55,511	10.82 to 10.82	$600,465	0.00%	1.15% to 1.35%	8.16% to 8.25%

US Government Mortgage Portfolio
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%
2019	65,783	10.49 to 10.54	$690,202	0.39%	1.15% to 1.35%	5.07% to 5.28%
2018	13,347	9.98 to 10.01	$133,229	3.71%	1.15% to 1.35%	0.23% to 0.43%
2017	2,871	9.96 to 9.97	$28,594	0.05%	1.15% to 1.35%	-0.41% to -0.33%

Strategic Income Portfolio
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%
2019	1,334,197	11.65 to 22.87	$29,072,836	1.45%	1.15% to 1.35%	28.91% to 29.17%
2018	997,493	9.03 to 17.70	$17,052,810	1.55%	1.15% to 1.35%	-6.22% to -6.03%
2017	1,123,273	11.21 to 18.84	$20,848,853	1.35%	1.15% to 1.35%	19.45% to 19.69%
2016	863,561	15.66 to 15.74	$13,556,369	1.49%	1.00% to 1.50%	9.83% to 10.04%

Small Cap Index Portfolio
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%
2019	275,712	11.74 to 19.46	$5,275,493	0.72%	1.15% to 1.35%	23.20% to 23.44%
2018	206,848	9.52 to 15.76	$3,215,472	0.70%	1.15% to 1.35%	-12.62% to -12.44%
2017	212,406	10.88 to 18.00	$3,794,397	0.62%	1.15% to 1.35%	12.51% to 12.73%
2016	172,972	15.89 to 15.97	$2,751,551	0.48%	1.00% to 1.50%	19.09% to 19.33%

Alternative Asset Allocation Portfolio
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%
2019	136,251	10.58 to 10.70	$1,446,683	3.82%	1.15% to 1.35%	12.82% to 13.04%
2018	180,996	9.38 to 9.47	$1,702,929	1.93%	1.15% to 1.35%	-10.57% to -10.39%
2017	206,819	10.49 to 10.56	$2,173,864	2.09%	1.15% to 1.35%	5.58% to 5.79%
2016	216,735	9.94 to 9.98	$2,156,135	2.24%	1.00% to 1.50%	3.58% to 3.79%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Global Small Cap Growth Portfolio
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%
2019	29,362	13.97 to 14.12	$411,529	0.00%	1.15% to 1.35%	19.45% to 19.69%
2018	27,251	11.69 to 11.80	$319,339	0.00%	1.15% to 1.35%	-21.81% to -21.65%
2017	35,520	14.95 to 15.06	$531,759	0.00%	1.15% to 1.35%	18.00% to 18.24%
2016	35,153	12.67 to 12.73	$445,792	0.12%	1.00% to 1.50%	-0.02% to 0.18%

Small Mid Cap Value Portfolio
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%
2019	328,837	10.50 to 16.59	$5,248,149	0.38%	1.15% to 1.35%	19.37% to 19.61%
2018	357,713	8.78 to 13.87	$4,793,463	1.06%	1.15% to 1.35%	-17.45% to -17.29%
2017	314,554	10.63 to 16.77	$5,149,941	0.28%	1.15% to 1.35%	8.66% to 8.88%
2016	146,442	15.33 to 15.40	$2,247,799	0.13%	1.00% to 1.50%	14.91% to 15.14%

CROCI US Portfolio
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%
2019	15,670	16.92 to 17.10	$265,919	1.74%	1.15% to 1.35%	30.71% to 30.97%
2018	19,556	12.94 to 13.06	$253,619	2.31%	1.15% to 1.35%	-11.91% to -11.74%
2017	21,525	11.20 to 14.79	$316,728	1.12%	1.15% to 1.35%	20.81% to 21.06%
2016	23,732	12.16 to 12.22	$288,948	0.65%	1.00% to 1.50%	-5.90% to -5.71%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%
2019	2,087,379	10.56 to 11.90	$24,554,913	4.27%	1.15% to 1.35%	5.64% to 5.86%
2018	2,114,685	9.98 to 11.24	$23,552,140	3.82%	1.15% to 1.35%	-1.42% to -1.22%
2017	1,856,159	10.12 to 11.38	$20,976,134	3.38%	1.15% to 1.35%	2.04% to 2.25%
2016	1,700,502	11.07 to 11.13	$18,840,585	3.28%	1.00% to 1.50%	7.48% to 7.70%

Large-Cap Value Portfolio
2017	-	-	$0	0.00%	1.15% to 1.35%	n/a
2016	47,061	15.90 to 15.98	$750,069	0.00%	1.00% to 1.50%	7.61% to 7.82%

Bond Initial Portfolio
2016	-	-	$0	4.69%	1.00% to 1.50%	n/a

Delaware Variable Insurance Portfolios
Total Return Portfolio
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%
2019	31,194	13.20 to 13.34	$411,863	0.00%	1.15% to 1.35%	17.29% to 17.52%
2018	27,433	11.25 to 11.35	$308,840	0.00%	1.15% to 1.35%	-8.90% to -8.72%
2017	35,458	12.35 to 12.44	$438,039	0.00%	1.15% to 1.35%	10.26% to 10.48%
2016	34,523	11.20 to 11.26	$386,775	0.00%	1.00% to 1.50%	5.19% to 5.40%

International Portfolio
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%
2019	101,661	13.81 to 13.97	$1,408,252	0.80%	1.15% to 1.35%	23.23% to 23.48%
2018	102,830	11.21 to 11.31	$1,155,473	0.76%	1.15% to 1.35%	-13.34% to -13.17%
2017	86,661	12.94 to 13.02	$1,122,163	0.51%	1.15% to 1.35%	31.19% to 31.45%
2016	23,070	9.86 to 9.91	$228,048	0.92%	1.00% to 1.50%	-5.49% to -5.30%

Opportunity Portfolio
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%
2019	892,056	11.89 to 13.54	$11,982,424	1.33%	1.15% to 1.35%	28.37% to 28.62%
2018	1,000,414	9.25 to 10.52	$10,459,941	0.57%	1.15% to 1.35%	-16.52% to -16.36%
2017	1,113,124	11.07 to 12.58	$13,938,681	0.61%	1.15% to 1.35%	17.41% to 17.64%
2016	1,026,650	10.64 to 10.69	$10,950,110	0.38%	1.00% to 1.50%	6.80% to 7.02%

Covered Call Strategy Portfolio
2020	-	-	$0	5.69%	1.15% to 1.65%	n/a
2019	11,932	11.14 to 11.19	$133,172	1.04%	1.15% to 1.35%	19.74% to 19.98%
2018	11,254	9.30 to 9.33	$104,813	0.92%	1.15% to 1.35%	-11.20% to -11.02%
2017	2,960	10.48 to 10.48	$31,030	0.00%	1.15% to 1.35%	4.82% to 4.82%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%
2019	417,788	11.15 to 17.70	$7,147,158	1.85%	1.15% to 1.35%	20.93% to 21.17%
2018	432,164	9.21 to 14.61	$6,165,205	2.55%	1.15% to 1.35%	-10.29% to -10.11%
2017	456,919	10.26 to 16.25	$7,290,214	2.41%	1.15% to 1.35%	6.90% to 7.11%
2016	407,247	15.10 to 15.18	$6,156,063	2.06%	1.00% to 1.50%	14.50% to 14.73%

Income Fund
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%
2019	1,636,888	11.40 to 14.35	$23,159,363	5.26%	1.15% to 1.35%	14.50% to 14.73%
2018	1,573,866	9.94 to 12.51	$19,446,807	5.00%	1.15% to 1.35%	-5.59% to -5.40%
2017	1,609,697	10.52 to 13.22	$21,122,939	4.29%	1.15% to 1.35%	8.21% to 8.42%
2016	1,283,929	12.14 to 12.20	$15,598,217	4.75%	1.00% to 1.50%	12.49% to 12.72%

Global Bond Fund
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%
2019	2,977,038	9.86 to 10.59	$31,244,957	6.93%	1.15% to 1.35%	0.64% to 0.85%
2018	2,817,880	9.78 to 10.50	$29,381,151	0.00%	1.15% to 1.35%	0.56% to 0.77%
2017	2,678,138	9.72 to 10.42	$27,761,595	0.00%	1.15% to 1.35%	0.56% to 0.76%
2016	2,456,441	10.30 to 10.35	$25,322,604	0.00%	1.00% to 1.50%	1.56% to 1.76%

Foreign Fund
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%
2019	3,218,800	10.02 to 11.78	$37,432,029	1.69%	1.15% to 1.35%	11.02% to 11.24%
2018	3,118,506	9.01 to 10.59	$32,674,138	2.79%	1.15% to 1.35%	-16.58% to -16.41%
2017	2,912,676	10.80 to 12.67	$36,631,813	2.53%	1.15% to 1.35%	15.13% to 15.36%
2016	2,526,994	10.93 to 10.98	$27,653,297	1.86%	1.00% to 1.50%	5.74% to 5.95%

Developing Markets Fund
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%
2019	322,119	11.54 to 12.44	$3,721,215	0.98%	1.15% to 1.35%	25.00% to 25.25%
2018	379,649	9.23 to 9.94	$3,508,427	0.90%	1.15% to 1.35%	-16.93% to -16.76%
2017	388,010	11.11 to 11.95	$4,314,059	0.96%	1.15% to 1.35%	38.53% to 38.81%
2016	432,533	8.02 to 8.06	$3,469,945	0.82%	1.00% to 1.50%	15.87% to 16.10%

Mutual Global Discovery Fund
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%
2019	440,990	11.06 to 16.22	$7,050,017	1.67%	1.15% to 1.35%	22.70% to 22.95%
2018	480,829	9.00 to 13.19	$6,229,211	2.51%	1.15% to 1.35%	-12.42% to -12.24%
2017	466,679	10.27 to 15.03	$6,911,351	1.98%	1.15% to 1.35%	7.15% to 7.36%
2016	393,100	13.93 to 14.00	$5,481,837	1.64%	1.00% to 1.50%	10.67% to 10.89%

Rising Dividends Fund
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%
2019	965,036	13.38 to 22.69	$21,134,814	1.24%	1.15% to 1.35%	27.50% to 27.75%
2018	957,635	10.49 to 17.76	$16,561,268	1.25%	1.15% to 1.35%	-6.35% to -6.17%
2017	889,587	11.19 to 18.92	$16,482,913	1.51%	1.15% to 1.35%	18.95% to 19.18%
2016	802,219	15.80 to 15.88	$12,689,207	1.37%	1.00% to 1.50%	14.49% to 14.72%

Ivy Variable Insurance Portfolios
Asset Strategy Portfolio
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%
2019	338,159	12.35 to 13.75	$4,602,673	2.12%	1.15% to 1.35%	20.15% to 20.39%
2018	372,092	10.27 to 11.42	$4,214,265	1.81%	1.15% to 1.35%	-6.71% to -6.53%
2017	440,494	11.00 to 12.22	$5,348,248	1.54%	1.15% to 1.35%	16.69% to 16.92%
2016	503,731	10.40 to 10.45	$5,242,709	0.59%	1.00% to 1.50%	-3.87% to -3.68%

Balanced Portfolio
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%
2019	493,778	12.11 to 16.29	$7,972,759	1.76%	1.15% to 1.35%	20.46% to 20.70%
2018	514,254	10.04 to 13.49	$6,889,458	1.73%	1.15% to 1.35%	-4.54% to -4.35%
2017	581,661	14.01 to 14.11	$8,161,913	1.53%	1.15% to 1.35%	9.88% to 10.10%
2016	634,134	12.75 to 12.81	$8,093,987	1.65%	1.00% to 1.50%	0.66% to 0.86%

Global Equity Income Portfolio
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%
2019	68,928	17.52 to 17.71	$1,212,070	2.84%	1.15% to 1.35%	21.50% to 21.74%
2018	74,837	14.42 to 14.55	$1,082,235	1.68%	1.15% to 1.35%	-12.87% to -12.69%
2017	79,487	16.55 to 16.66	$1,318,325	1.40%	1.15% to 1.35%	14.02% to 14.24%
2016	82,249	14.52 to 14.59	$1,195,551	1.18%	1.00% to 1.50%	5.52% to 5.73%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Energy Portfolio
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%
2019	249,990	5.78 to 6.73	$1,459,571	0.00%	1.15% to 1.35%	2.09% to 2.29%
2018	190,088	5.66 to 6.58	$1,082,284	0.00%	1.15% to 1.35%	-35.03% to -34.90%
2017	161,100	8.71 to 10.12	$1,410,594	0.62%	1.15% to 1.35%	-13.81% to -13.64%
2016	175,858	10.11 to 10.16	$1,779,688	0.12%	1.00% to 1.50%	32.75% to 33.01%

Global Bond Portfolio
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%
2019	98,473	10.80 to 11.20	$1,093,855	3.47%	1.15% to 1.35%	7.95% to 8.17%
2018	95,333	9.99 to 10.35	$981,104	2.91%	1.15% to 1.35%	-1.52% to -1.32%
2017	77,606	10.42 to 10.49	$811,142	2.59%	1.15% to 1.35%	2.87% to 3.08%
2016	71,482	10.13 to 10.18	$725,672	3.36%	1.00% to 1.50%	5.60% to 5.81%

Natural Resources Portfolio
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%
2019	135,807	6.29 to 8.91	$858,039	0.86%	1.15% to 1.35%	7.99% to 8.20%
2018	105,251	5.82 to 8.24	$615,557	0.35%	1.15% to 1.35%	-24.27% to -24.11%
2017	117,999	7.69 to 10.87	$909,763	0.11%	1.15% to 1.35%	1.59% to 1.79%
2016	69,065	7.57 to 7.60	$522,924	0.64%	1.00% to 1.50%	22.15% to 22.39%

Growth Portfolio
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%
2019	127,516	15.60 to 28.07	$3,490,002	0.00%	1.15% to 1.35%	34.75% to 35.02%
2018	124,310	11.57 to 20.79	$2,540,547	0.04%	1.15% to 1.35%	0.90% to 1.11%
2017	129,658	20.42 to 20.56	$2,652,657	0.26%	1.15% to 1.35%	27.61% to 27.86%
2016	133,831	16.00 to 16.08	$2,144,618	0.02%	1.00% to 1.50%	-0.13% to 0.07%

High Income Portfolio
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%
2019	1,124,512	10.86 to 12.43	$13,827,906	7.36%	1.15% to 1.35%	9.70% to 9.92%
2018	1,130,464	9.89 to 11.31	$12,671,462	6.74%	1.15% to 1.35%	-3.43% to -3.24%
2017	1,236,981	10.23 to 11.69	$14,372,995	5.31%	1.15% to 1.35%	5.25% to 5.46%
2016	1,217,081	11.03 to 11.08	$13,439,253	7.44%	1.00% to 1.50%	14.63% to 14.86%

International Core Equity Portfolio
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%
2019	556,162	10.49 to 14.09	$7,688,531	1.54%	1.15% to 1.35%	17.10% to 17.34%
2018	531,206	8.95 to 12.01	$6,287,420	1.66%	1.15% to 1.35%	-18.92% to -18.76%
2017	445,061	11.03 to 14.78	$6,533,485	1.35%	1.15% to 1.35%	21.51% to 21.75%
2016	385,765	12.08 to 12.14	$4,670,742	1.27%	1.00% to 1.50%	-0.27% to -0.07%

Global Growth Portfolio
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%
2019	50,326	12.89 to 17.19	$853,071	0.61%	1.15% to 1.35%	24.24% to 24.49%
2018	45,540	10.36 to 13.80	$619,413	0.50%	1.15% to 1.35%	-7.53% to -7.35%
2017	52,970	11.20 to 14.90	$778,903	0.05%	1.15% to 1.35%	22.86% to 23.10%
2016	55,479	12.04 to 12.10	$669,188	0.23%	1.00% to 1.50%	-4.34% to -4.15%

Mid Cap Growth Portfolio
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%
2019	336,365	15.48 to 22.63	$7,345,062	0.00%	1.15% to 1.35%	36.09% to 36.36%
2018	317,576	11.37 to 16.59	$5,076,728	0.00%	1.15% to 1.35%	-1.41% to -1.21%
2017	184,153	11.52 to 16.80	$3,077,186	0.00%	1.15% to 1.35%	25.20% to 25.45%
2016	188,033	13.32 to 13.39	$2,511,391	0.00%	1.00% to 1.50%	4.69% to 4.90%

Science and Technology Portfolio
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%
2019	397,840	15.88 to 29.54	$11,002,776	0.00%	1.15% to 1.35%	47.48% to 47.78%
2018	352,721	10.75 to 19.99	$6,792,018	0.00%	1.15% to 1.35%	-6.51% to -6.32%
2017	281,262	11.49 to 21.34	$5,900,528	0.00%	1.15% to 1.35%	30.35% to 30.61%
2016	276,852	16.26 to 16.34	$4,507,672	0.00%	1.00% to 1.50%	0.18% to 0.38%

Small Cap Growth Portfolio
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%
2019	350,299	13.00 to 18.43	$6,262,869	0.00%	1.15% to 1.35%	21.71% to 21.96%
2018	288,571	10.67 to 15.11	$4,274,134	0.35%	1.15% to 1.35%	-5.41% to -5.22%
2017	194,088	11.27 to 15.94	$3,074,994	0.00%	1.15% to 1.35%	21.47% to 21.71%
2016	179,990	13.04 to 13.10	$2,349,692	0.00%	1.00% to 1.50%	1.53% to 1.74%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Small Cap Core Portfolio
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%
2019	597,781	11.80 to 21.31	$12,108,958	0.00%	1.15% to 1.35%	22.66% to 22.91%
2018	586,335	9.61 to 17.34	$9,753,034	0.13%	1.15% to 1.35%	-11.69% to -11.52%
2017	541,759	10.88 to 19.60	$10,437,705	0.00%	1.15% to 1.35%	12.21% to 12.43%
2016	483,311	17.35 to 17.43	$8,394,405	0.35%	1.00% to 1.50%	27.15% to 27.40%

Lazard Retirement Series, Inc.
International Equity Portfolio
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%
2019	78,293	11.35 to 13.88	$1,066,624	0.36%	1.15% to 1.35%	19.38% to 19.62%
2018	70,375	11.50 to 11.60	$809,568	1.71%	1.15% to 1.35%	-15.07% to -14.90%
2017	65,805	11.17 to 13.63	$885,891	2.99%	1.15% to 1.35%	20.70% to 20.94%
2016	44,380	11.22 to 11.27	$498,073	1.41%	1.00% to 1.50%	-5.57% to -5.38%

Global Dynamic Multi Asset Portfolio
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%
2019	95,029	11.93 to 15.42	$1,423,630	0.05%	1.15% to 1.35%	16.21% to 16.44%
2018	113,874	10.26 to 13.25	$1,480,104	1.29%	1.15% to 1.35%	-7.83% to -7.64%
2017	131,444	11.12 to 14.34	$1,875,157	0.00%	1.15% to 1.35%	18.92% to 19.15%
2016	150,612	11.98 to 12.04	$1,806,575	0.27%	1.00% to 1.50%	1.92% to 2.12%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%
2019	90,685	10.95 to 13.55	$1,216,548	5.73%	1.15% to 1.35%	12.48% to 12.71%
2018	62,143	9.72 to 12.02	$740,055	4.80%	1.15% to 1.35%	-5.46% to -5.27%
2017	59,840	12.60 to 12.69	$755,250	6.81%	1.15% to 1.35%	6.98% to 7.19%
2016	26,707	11.78 to 11.84	$314,704	5.41%	1.00% to 1.50%	13.81% to 14.04%

ClearBridge Variable Mid Cap Portfolio
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%
2019	465,165	12.06 to 20.24	$8,962,113	0.38%	1.15% to 1.35%	30.87% to 31.13%
2018	466,070	9.21 to 15.43	$6,854,418	0.23%	1.15% to 1.35%	-13.98% to -13.80%
2017	313,410	10.69 to 17.91	$5,378,396	0.23%	1.15% to 1.35%	11.04% to 11.27%
2016	181,020	16.01 to 16.09	$2,901,900	0.31%	1.00% to 1.50%	7.65% to 7.86%

ClearBridge Variable Dividend Strategy Portfolio
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%
2019	1,081,566	13.57 to 21.27	$22,541,018	1.28%	1.15% to 1.35%	29.65% to 29.91%
2018	658,506	10.46 to 16.38	$10,619,124	1.49%	1.15% to 1.35%	-6.28% to -6.09%
2017	662,445	11.15 to 17.44	$11,393,886	1.71%	1.15% to 1.35%	17.42% to 17.65%
2016	354,854	14.75 to 14.82	$5,241,368	1.78%	1.00% to 1.50%	13.24% to 13.47%

ClearBridge Variable Small Cap Growth Portfolio
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%
2019	193,412	14.51 to 22.70	$4,103,400	0.00%	1.15% to 1.35%	24.86% to 25.11%
2018	185,364	11.61 to 18.15	$3,162,135	0.00%	1.15% to 1.35%	1.82% to 2.02%
2017	134,260	11.39 to 17.79	$2,265,491	0.00%	1.15% to 1.35%	22.25% to 22.50%
2016	84,481	14.45 to 14.52	$1,221,861	0.00%	1.00% to 1.50%	4.12% to 4.33%

ClearBridge Variable Aggressive Growth Portfolio
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%
2019	93,426	11.67 to 11.80	$1,094,690	0.77%	1.15% to 1.35%	23.07% to 23.32%
2018	93,311	9.47 to 9.57	$887,811	0.53%	1.15% to 1.35%	-9.80% to -9.62%
2017	51,539	10.49 to 10.59	$543,603	0.25%	1.15% to 1.35%	14.44% to 14.66%
2016	60,450	9.21 to 9.24	$557,403	0.68%	1.00% to 1.50%	-0.42% to -0.22%

Western Asset Variable Core Bond Plus Portfolio
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%
2019	6,142,269	10.90 to 11.27	$68,641,263	4.58%	1.15% to 1.35%	10.32% to 10.54%
2018	5,466,343	9.87 to 10.19	$55,352,016	4.03%	1.15% to 1.35%	-3.95% to -3.76%
2017	3,804,443	10.27 to 10.59	$40,107,702	4.66%	1.15% to 1.35%	4.28% to 4.49%
2016	1,881,488	10.11 to 10.14	$19,033,799	3.03%	1.00% to 1.50%	2.78% to 2.98%

ClearBridge Variable Large Cap Growth Portfolio
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%
2019	1,029,471	13.99 to 14.05	$14,416,052	0.16%	1.15% to 1.35%	30.07% to 30.33%
2018	797,763	10.75 to 10.78	$8,584,085	0.20%	1.15% to 1.35%	-1.57% to -1.37%
2017	331,712	10.92 to 10.93	$3,624,472	0.25%	1.15% to 1.35%	9.24% to 9.33%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
QS Legg Mason Partners Variable Income Trust
Dynamic Multi Strategy VIT Portfolio
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%
2019	32,498	13.21 to 13.36	$430,218	2.04%	1.15% to 1.35%	13.96% to 14.19%
2018	36,407	11.59 to 11.70	$422,692	1.61%	1.15% to 1.35%	-8.50% to -8.32%
2017	36,766	12.67 to 12.76	$466,372	1.19%	1.15% to 1.35%	12.29% to 12.52%
2016	42,379	11.28 to 11.34	$478,564	0.89%	1.00% to 1.50%	-1.81% to -1.61%

Pioneer Variable Contracts Trust
Fund Portfolio
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%
2019	29,909	22.93 to 23.18	$688,984	0.75%	1.15% to 1.35%	29.27% to 29.53%
2018	32,752	17.74 to 17.90	$582,979	0.81%	1.15% to 1.35%	-3.06% to -2.87%
2017	39,852	18.30 to 18.43	$730,502	1.24%	1.15% to 1.35%	19.73% to 19.97%
2016	29,422	15.28 to 15.36	$449,977	1.58%	1.00% to 1.50%	8.15% to 8.36%

Bond Portfolio
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%
2019	3,923,827	10.67 to 11.96	$46,394,735	3.03%	1.15% to 1.35%	7.43% to 7.64%
2018	3,700,802	9.92 to 11.11	$40,731,920	3.08%	1.15% to 1.35%	-2.33% to -2.13%
2017	3,303,690	10.15 to 11.35	$37,259,655	2.57%	1.15% to 1.35%	2.26% to 2.46%
2016	2,639,090	11.03 to 11.08	$29,147,631	2.51%	1.00% to 1.50%	2.53% to 2.73%

Strategic Income Portfolio
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%
2019	1,105,598	10.66 to 12.11	$13,237,496	3.06%	1.15% to 1.35%	8.05% to 8.26%
2018	1,079,709	9.86 to 11.19	$11,954,464	3.03%	1.15% to 1.35%	-3.26% to -3.06%
2017	1,054,538	10.18 to 11.54	$12,081,157	3.32%	1.15% to 1.35%	3.34% to 3.55%
2016	838,274	11.09 to 11.14	$9,306,527	3.24%	1.00% to 1.50%	5.88% to 6.10%

Equity Income Portfolio
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%
2019	683,277	12.34 to 21.61	$13,842,968	2.46%	1.15% to 1.35%	23.55% to 23.80%
2018	614,602	9.98 to 17.45	$10,079,474	2.41%	1.15% to 1.35%	-10.00% to -9.82%
2017	455,042	11.08 to 19.35	$8,561,884	1.50%	1.15% to 1.35%	13.64% to 13.86%
2016	259,241	16.91 to 17.00	$4,390,812	1.91%	1.00% to 1.50%	17.92% to 18.16%

High Yield Portfolio
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%
2019	89,051	13.79 to 13.94	$1,231,954	4.69%	1.15% to 1.35%	12.75% to 12.98%
2018	97,997	12.23 to 12.34	$1,201,429	4.50%	1.15% to 1.35%	-5.24% to -5.05%
2017	112,617	10.22 to 13.00	$1,455,901	4.21%	1.15% to 1.35%	5.57% to 5.79%
2016	120,292	12.23 to 12.28	$1,472,228	5.91%	1.00% to 1.50%	12.24% to 12.47%

Prudential Series Funds
Jennison 20/20 Focus Portfolio
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%
2019	19,300	20.47 to 20.47	$395,034	0.00%	1.15% to 1.35%	26.68% to 26.68%
2018	17,915	16.16 to 16.16	$289,459	0.00%	1.15% to 1.35%	-6.99% to -6.99%
2017	22,159	17.37 to 17.37	$384,968	0.00%	1.15% to 1.35%	28.01% to 28.01%
2016	31,278	13.57 to 13.57	$424,475	0.00%	1.00% to 1.50%	-0.13% to -0.13%

Natural Resources Portfolio
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%
2019	165,596	5.33 to 9.47	$890,071	0.00%	1.15% to 1.35%	8.78% to 8.99%
2018	102,833	4.90 to 8.70	$512,795	0.00%	1.15% to 1.35%	-19.52% to -19.36%
2017	131,552	6.09 to 10.79	$811,491	0.00%	1.15% to 1.35%	-1.86% to -1.67%
2016	124,593	6.21 to 6.24	$774,486	0.00%	1.00% to 1.50%	23.15% to 23.39%

SP Prudential US Emerging Growth Portfolio
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%
2019	18,290	20.15 to 20.37	$370,390	0.00%	1.15% to 1.35%	35.32% to 35.59%
2018	28,107	14.89 to 15.02	$419,675	0.00%	1.15% to 1.35%	-9.41% to -9.23%
2017	25,997	16.44 to 16.55	$428,302	0.00%	1.15% to 1.35%	20.31% to 20.55%
2016	28,099	13.66 to 13.73	$384,418	0.00%	1.00% to 1.50%	2.42% to 2.62%

Royce Capital Fund
Micro-Cap Portfolio
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%
2019	40,448	11.65 to 11.78	$473,354	0.00%	1.15% to 1.35%	17.64% to 17.87%
2018	44,262	9.91 to 10.00	$439,782	0.00%	1.15% to 1.35%	-10.51% to -10.33%
2017	46,074	10.44 to 11.15	$511,189	0.55%	1.15% to 1.35%	3.61% to 3.82%
2016	44,814	10.68 to 10.74	$479,544	0.51%	1.00% to 1.50%	17.77% to 18.01%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Small Cap Portfolio
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%
2019	574,363	11.26 to 15.64	$8,893,239	0.42%	1.15% to 1.35%	16.85% to 17.08%
2018	624,142	9.63 to 13.36	$8,283,097	0.32%	1.15% to 1.35%	-9.73% to -9.55%
2017	678,945	14.67 to 14.77	$9,979,307	0.79%	1.15% to 1.35%	3.69% to 3.90%
2016	678,690	14.14 to 14.21	$9,614,439	1.70%	1.00% to 1.50%	18.92% to 19.16%

Alps Fund
Alerian Energy Infrastructure Portfolio
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%
2019	229,608	7.54 to 9.27	$1,759,551	1.69%	1.15% to 1.35%	18.80% to 19.04%
2018	242,372	6.35 to 7.80	$1,546,879	1.83%	1.15% to 1.35%	-20.05% to -19.89%
2017	255,279	7.94 to 9.74	$2,035,885	2.02%	1.15% to 1.35%	-2.17% to -1.97%
2016	214,149	8.12 to 8.16	$1,742,373	2.55%	1.00% to 1.50%	38.91% to 39.19%

Red Rocks Global Opportunity Portfolio
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%
2019	111,694	13.23 to 14.37	$1,583,062	0.00%	1.15% to 1.35%	37.96% to 38.24%
2018	114,555	9.58 to 10.39	$1,177,653	5.29%	1.15% to 1.35%	-13.71% to -13.54%
2017	132,509	11.09 to 12.02	$1,584,399	3.76%	1.15% to 1.35%	23.29% to 23.53%
2016	31,067	9.70 to 9.73	$301,600	0.89%	1.00% to 1.50%	6.52% to 6.74%

American Funds IS
Asset Allocation Fund
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%
2019	4,963,246	12.13 to 14.10	$67,128,532	1.88%	1.15% to 1.35%	19.30% to 19.54%
2018	3,553,526	10.16 to 11.80	$41,272,047	1.66%	1.15% to 1.35%	-6.12% to -5.93%
2017	2,854,380	10.81 to 12.54	$35,466,015	1.60%	1.15% to 1.35%	14.36% to 14.59%
2016	1,757,313	10.89 to 10.94	$19,162,946	1.76%	1.00% to 1.50%	7.70% to 7.92%

Blue Chip Income and Growth Fund
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%
2019	2,386,962	10.64 to 14.68	$33,582,903	1.99%	1.15% to 1.35%	19.41% to 19.65%
2018	2,058,862	8.91 to 12.27	$24,755,085	2.09%	1.15% to 1.35%	-10.15% to -9.97%
2017	1,617,244	11.13 to 13.63	$21,744,911	2.12%	1.15% to 1.35%	15.14% to 15.37%
2016	1,191,707	11.76 to 11.82	$14,030,863	2.32%	1.00% to 1.50%	16.91% to 17.14%

Ultra-Short Bond Fund
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%
2019	1,167,783	9.41 to 9.93	$11,045,280	1.66%	1.15% to 1.35%	0.04% to 0.24%
2018	1,173,610	9.41 to 9.92	$11,075,480	0.82%	1.15% to 1.35%	-0.23% to -0.02%
2017	1,347,923	9.43 to 9.93	$12,736,983	0.07%	1.15% to 1.35%	-1.18% to -0.98%
2016	1,342,304	9.54 to 9.59	$12,826,412	0.00%	1.00% to 1.50%	-1.78% to -1.59%

Capital Income Builder Fund
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%
2019	1,503,121	11.32 to 11.56	$17,233,347	2.68%	1.15% to 1.35%	16.04% to 16.27%
2018	1,391,166	9.74 to 9.94	$13,739,071	2.72%	1.15% to 1.35%	-8.50% to -8.32%
2017	1,175,195	10.64 to 10.85	$12,674,558	2.67%	1.15% to 1.35%	11.14% to 11.36%
2016	809,445	9.69 to 9.74	$7,856,367	3.18%	1.00% to 1.50%	2.39% to 2.60%

Global Growth Fund
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%
2019	762,115	13.60 to 16.13	$11,989,570	1.05%	1.15% to 1.35%	33.07% to 33.33%
2018	581,969	10.21 to 12.10	$6,906,376	0.63%	1.15% to 1.35%	-10.46% to -10.28%
2017	402,383	11.39 to 13.48	$5,351,879	0.68%	1.15% to 1.35%	29.36% to 29.62%
2016	263,246	10.35 to 10.40	$2,729,142	0.75%	1.00% to 1.50%	-0.98% to -0.78%

Global Growth and Income Fund
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%
2019	798,022	13.04 to 14.61	$11,434,351	1.85%	1.15% to 1.35%	28.98% to 29.24%
2018	788,349	10.10 to 11.30	$8,809,205	1.78%	1.15% to 1.35%	-11.10% to -10.93%
2017	567,275	11.35 to 12.69	$7,127,276	2.60%	1.15% to 1.35%	24.14% to 24.39%
2016	407,304	10.15 to 10.20	$4,141,736	2.16%	1.00% to 1.50%	5.60% to 5.81%

Global Small Capitalization Fund
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%
2019	341,552	12.91 to 13.77	$4,652,407	0.01%	1.15% to 1.35%	29.48% to 29.74%
2018	289,207	9.96 to 10.61	$3,041,269	0.02%	1.15% to 1.35%	-12.01% to -11.83%
2017	209,334	11.31 to 12.04	$2,497,720	0.37%	1.15% to 1.35%	23.94% to 24.19%
2016	140,116	9.65 to 9.69	$1,355,137	0.08%	1.00% to 1.50%	0.48% to 0.68%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Growth Fund
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%
2019	1,654,362	14.29 to 18.75	$29,881,613	0.59%	1.15% to 1.35%	28.69% to 28.95%
2018	1,508,344	11.10 to 14.54	$21,307,468	0.30%	1.15% to 1.35%	-1.85% to -1.65%
2017	1,103,029	11.29 to 14.78	$15,869,916	0.53%	1.15% to 1.35%	26.27% to 26.53%
2016	603,340	11.63 to 11.68	$7,025,261	0.63%	1.00% to 1.50%	7.75% to 7.97%

Growth-Income Fund
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%
2019	2,283,141	13.49 to 16.35	$36,495,223	1.61%	1.15% to 1.35%	24.17% to 24.42%
2018	1,915,078	10.86 to 13.14	$24,681,484	1.46%	1.15% to 1.35%	-3.38% to -3.18%
2017	1,426,572	11.22 to 13.58	$19,064,147	1.52%	1.15% to 1.35%	20.44% to 20.68%
2016	912,448	11.19 to 11.25	$10,231,418	1.54%	1.00% to 1.50%	9.76% to 9.98%

International Fund
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%
2019	645,003	11.92 to 12.19	$7,796,962	1.31%	1.15% to 1.35%	21.02% to 21.27%
2018	621,781	9.84 to 10.05	$6,210,405	1.87%	1.15% to 1.35%	-14.58% to -14.40%
2017	417,580	11.51 to 11.74	$4,880,259	1.56%	1.15% to 1.35%	30.13% to 30.39%
2016	238,483	8.96 to 9.01	$2,143,281	1.42%	1.00% to 1.50%	1.83% to 2.04%

International Growth and Income Fund
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%
2019	618,116	11.06 to 11.83	$6,885,708	2.48%	1.15% to 1.35%	20.82% to 21.06%
2018	531,031	9.16 to 9.78	$4,886,791	2.53%	1.15% to 1.35%	-12.65% to -12.48%
2017	353,383	10.48 to 11.18	$3,723,128	2.50%	1.15% to 1.35%	23.05% to 23.30%
2016	223,673	8.52 to 8.56	$1,907,815	2.77%	1.00% to 1.50%	-0.18% to 0.02%

New World Fund
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%
2019	2,582,959	11.78 to 12.21	$30,590,094	0.80%	1.15% to 1.35%	27.09% to 27.34%
2018	2,403,071	9.27 to 9.59	$22,371,637	0.76%	1.15% to 1.35%	-15.41% to -15.24%
2017	1,902,356	10.96 to 11.32	$20,915,092	0.90%	1.15% to 1.35%	27.33% to 27.59%
2016	1,383,251	8.60 to 8.65	$11,927,318	0.70%	1.00% to 1.50%	3.63% to 3.84%

U.S. Government/AAA-Rated Securities Fund
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%
2019	1,397,204	10.22 to 10.42	$14,512,239	2.15%	1.15% to 1.35%	3.73% to 3.94%
2018	1,000,237	9.85 to 10.02	$9,996,749	1.25%	1.15% to 1.35%	-0.85% to -0.65%
2017	866,874	9.92 to 10.09	$8,709,523	1.10%	1.15% to 1.35%	-0.08% to 0.12%
2016	768,717	10.03 to 10.08	$7,730,632	1.33%	1.00% to 1.50%	-0.36% to -0.16%

Invesco Oppenheimer
Total Return Bond Fund
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%
2019	225,425	10.70 to 11.17	$2,497,124	2.74%	1.15% to 1.35%	7.79% to 8.00%
2018	134,424	9.92 to 10.34	$1,381,911	3.07%	1.15% to 1.35%	-2.64% to -2.45%
2017	141,166	10.18 to 10.60	$1,489,489	2.13%	1.15% to 1.35%	2.98% to 3.19%
2016	183,899	10.23 to 10.28	$1,883,268	3.87%	1.00% to 1.50%	1.67% to 1.87%

Discovery Mid Cap Growth Fund
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%
2019	144,894	14.57 to 17.98	$2,537,512	0.00%	1.15% to 1.35%	37.15% to 37.42%
2018	93,983	10.61 to 13.08	$1,200,322	0.00%	1.15% to 1.35%	-7.57% to -7.38%
2017	78,421	11.47 to 14.12	$1,081,791	0.00%	1.15% to 1.35%	26.74% to 26.99%
2016	69,024	11.07 to 11.12	$765,062	0.00%	1.00% to 1.50%	0.71% to 0.91%

Global Multi-Alternatives Fund
2019	-	-	$0	1.96%	1.15% to 1.35%	n/a
2018	9,705	8.91 to 8.99	$87,065	0.68%	1.15% to 1.35%	-4.61% to -4.42%
2017	9,680	9.34 to 9.41	$90,846	0.45%	1.15% to 1.35%	-1.15% to -0.95%
2016	25,872	9.45 to 9.50	$244,847	1.38%	1.00% to 1.50%	2.10% to 2.30%

Global Fund
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%
2019	344,196	13.00 to 14.86	$5,016,048	0.66%	1.15% to 1.35%	29.69% to 29.95%
2018	331,573	10.01 to 11.44	$3,736,216	0.82%	1.15% to 1.35%	-14.56% to -14.39%
2017	314,034	11.70 to 13.36	$4,168,595	0.54%	1.15% to 1.35%	34.50% to 34.77%
2016	101,878	9.86 to 9.91	$1,006,775	0.79%	1.00% to 1.50%	-1.50% to -1.30%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
International Growth Fund
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%
2019	1,012,466	11.19 to 11.41	$11,452,452	0.64%	1.15% to 1.35%	26.24% to 26.49%
2018	701,888	8.86 to 9.02	$6,284,910	0.63%	1.15% to 1.35%	-20.64% to -20.48%
2017	321,075	11.15 to 11.34	$3,621,877	0.70%	1.15% to 1.35%	24.75% to 25.00%
2016	127,654	9.03 to 9.07	$1,154,655	0.92%	1.00% to 1.50%	-4.02% to -3.83%

Main Street Fund
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%
2019	678,260	11.64 to 15.78	$9,695,219	0.75%	1.15% to 1.35%	29.97% to 30.23%
2018	441,279	8.94 to 12.12	$5,103,092	0.94%	1.15% to 1.35%	-9.34% to -9.15%
2017	303,919	10.78 to 13.34	$3,992,486	1.01%	1.15% to 1.35%	15.08% to 15.31%
2016	173,754	11.51 to 11.57	$2,003,711	0.90%	1.00% to 1.50%	9.81% to 10.03%

Main Street Small Cap Fund
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%
2019	351,560	11.68 to 14.63	$4,988,917	0.00%	1.15% to 1.35%	24.44% to 24.69%
2018	311,009	9.38 to 11.73	$3,567,016	0.07%	1.15% to 1.35%	-11.75% to -11.57%
2017	273,894	10.62 to 13.26	$3,591,491	0.60%	1.15% to 1.35%	12.39% to 12.61%
2016	202,405	11.72 to 11.78	$2,378,265	0.24%	1.00% to 1.50%	16.09% to 16.33%

Transparent Value VI
Directional Allocation Portfolio
2016	-	-	$0	0.00%	1.00% to 1.50%	n/a

T. Rowe Price
Blue Chip Growth Portfolio
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%
2019	2,495,804	15.03 to 16.99	$41,710,940	0.00%	1.15% to 1.35%	27.84% to 28.10%
2018	1,899,467	11.75 to 13.26	$24,860,206	0.00%	1.15% to 1.35%	0.28% to 0.48%
2017	1,239,795	11.70 to 13.20	$16,205,947	0.00%	1.15% to 1.35%	34.01% to 34.28%
2016	556,025	9.80 to 9.83	$5,455,076	0.00%	1.00% to 1.50%	-0.81% to -0.61%

Health Sciences Portfolio
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%
2019	1,244,908	12.68 to 13.99	$15,981,066	0.00%	1.15% to 1.35%	26.91% to 27.16%
2018	998,792	10.00 to 11.01	$10,053,170	0.00%	1.15% to 1.35%	-0.50% to -0.30%
2017	710,023	10.05 to 11.05	$7,168,782	0.00%	1.15% to 1.35%	25.60% to 25.86%
2016	380,909	8.00 to 8.02	$3,048,925	0.00%	1.00% to 1.50%	-11.91% to -11.74%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%
2019	46,129	10.84 to 10.88	$500,705	4.14%	1.15% to 1.35%	29.75% to 30.01%
2018	17,208	8.35 to 8.37	$143,851	0.76%	1.15% to 1.35%	-16.46% to -16.35%

Fundamental All Cap Core Portfolio
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%
2019	6,566	11.77 to 11.79	$77,274	0.28%	1.15% to 1.35%	34.36% to 34.49%
2018	5,611	8.76 to 8.76	$49,138	0.03%	1.15% to 1.35%	-12.42% to -12.42%

Select Bond Portfolio
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%
2019	14,697	10.81 to 10.85	$159,157	4.16%	1.15% to 1.35%	7.27% to 7.49%
2018	385	10.08 to 10.09	$3,876	3.83%	1.15% to 1.35%	0.80% to 0.94%

Strategic Income Opportunities Portfolio
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%
2019	27,218	10.37 to 10.40	$282,324	3.43%	1.15% to 1.35%	9.27% to 9.48%
2018	9,090	9.49 to 9.50	$86,302	3.92%	1.15% to 1.35%	-5.10% to -4.98%

Federated Hermes
High Income Bond Portfolio
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%
2019	33,419	10.37 to 10.38	$346,785	0.00%	1.15% to 1.35%	3.74% to 3.81%

Kaufmann Portfolio
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%
2019	67,817	10.91 to 10.92	$740,188	0.00%	1.15% to 1.35%	9.10% to 9.25%

Managed Volatility Portfolio
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%
2019	2,425	10.71 to 10.72	$25,983	0.00%	1.15% to 1.35%	7.08% to 7.23%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

*

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

**

The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***

The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

6.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

FINANCIAL STATEMENTS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

TABLE OF CONTENTS

DECEMBER 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors and Management of Midland National Life Insurance Company

We have audited the accompanying statutory financial statements of Midland National Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities and capital and surplus – statutory basis as of December 31, 2020 and 2019, and the related statements of operations – statutory basis, changes in capital and surplus – statutory basis, and of cash flows – statutory basis for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

1

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

April 21, 2021

2

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS

AS OF DECEMBER 31, 2020 and 2019

(Dollars in Thousands, except par value)

	2020	2019
ADMITTED ASSETS
Bonds	$48,452,287	$44,434,060
Stocks
Preferred	771,536	261,244
Common - subsidiaries	279,528	348,159
Common - other	433,602	266,377
Mortgage loans	4,403,274	4,538,436
Real estate	100,995	38,774
Policy loans	404,383	395,058
Cash, cash equivalents and short-term investments	1,448,036	494,409
Receivable for securities	3,720	4,835
Derivative instruments	459,488	321,814
Other invested assets	2,337,913	1,956,847

Total cash and invested assets	59,094,762	53,060,013
Policy premiums due, deferred or uncollected	158,947	164,952
Accrued investment income	461,240	411,378
Current federal income tax	74,525	116,918
Net deferred tax asset	303,318	264,147
Company owned life insurance	1,124,804	1,036,490
Other admitted assets	265,303	46,246
Separate account assets	5,779,605	5,316,107

Total admitted assets	$67,262,504	$60,416,251

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$43,223,475	$38,935,399
Liabilities for deposit-type contracts	344,604	548,418
Policy and contract claims	246,619	161,253
Other policyholder funds	2,958	3,006

Total policyholder liabilities	43,817,656	39,648,076
Amounts payable for reinsurance	62,382	100,821
Interest maintenance reserve	60,632	41,232
Asset valuation reserve	506,759	496,408
Repurchase agreements, FHLB advances and collateral on derivatives	7,548,006	6,488,170
Payable for securities	110,817	97,691
Funds held under coinsurance	4,545,324	4,224,140
Derivative instruments	176,402	87,482
Accrued expenses and other liabilities	688,153	289,004
Separate account liabilities	5,541,314	5,090,796

Total liabilities	63,057,445	56,563,820
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,037,000	837,000
Additional paid-in capital	793,927	618,927
Unassigned surplus	2,371,583	2,393,955

Total capital and surplus	4,205,059	3,852,431

Total liabilities and capital and surplus	$67,262,504	$60,416,251

The accompanying notes are an integral part of these statutory basis financial statements.

3

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF OPERATIONS - STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands, except par value)

	2020	2019	2018
REVENUES
Life insurance and annuity premiums and other considerations	$6,462,830	$3,266,328	$3,701,003
Net investment income	2,320,212	2,353,707	2,252,880
Commissions and expense allowances on reinsurance ceded	96,559	76,949	53,974
Amortization of interest maintenance reserve	22,463	28,652	19,540
Reserve adjustments on reinsurance ceded	(523,700)	(102,717)	159,419
Investment income ceded - funds withheld reinsurance	(187,482)	(225,489)	(242,236)
Other income	241,779	121,501	87,203

Total revenues	8,432,661	5,518,931	6,031,783

BENEFITS AND EXPENSES
Life and annuity policy benefits	2,969,121	2,981,481	2,735,271
Increase in liabilities for future life and annuity policy benefits	4,300,648	1,394,173	2,048,680
Commissions	393,037	335,074	351,193
General expenses	252,016	220,706	248,132
Insurance taxes, licenses and fees	49,089	40,255	43,594
Net transfers to (from) separate accounts	(2,377)	70,516	95,152

Total benefits and expenses	7,961,534	5,042,205	5,522,022

Net gain from operations before federal income taxes and net realized capital gains	471,127	476,726	509,761
Federal income tax expense	125,687	70,237	25,179

Net gain from operations before net realized capital gains	345,440	406,489	484,582

Net realized capital losses	(192,814)	(35,289)	(82,977)

Net income	$152,626	$371,200	$401,605

The accompanying notes are an integral part of these statutory basis financial statements.

4

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	Common Stock	Surplus Note	Additional Paid-In Capital	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2017	$2,549	$837,000	$594,686	$1,979,827	$3,414,062
Net income	—	—	—	401,605	401,605
Change in net unrealized capital gains (losses)	—	—	—	45,243	45,243
Change in net deferred income tax	—	—	—	26,898	26,898
Change in nonadmitted assets	—	—	—	(86,770)	(86,770)
Change in asset valuation reserve	—	—	—	(17,356)	(17,356)
Additional paid in surplus	—	—	24,241	—	24,241
Change in surplus as a result of reinsurance	—	—	—	(8,259)	(8,259)
Dividends to stockholder	—	—	—	(232,437)	(232,437)
OPEB SSAP92 adjustment	—	—	—	(350)	(350)
Correction of errors from prior periods	—	—	—	4,331	4,331

Balances at December 31, 2018	2,549	837,000	618,927	2,112,732	3,571,208
Net income	—	—	—	371,200	371,200
Change in net unrealized capital gains (losses)	—	—	—	101,239	101,239
Change in net deferred income tax	—	—	—	39,873	39,873
Change in nonadmitted assets	—	—	—	(1,163)	(1,163)
Change in asset valuation reserve	—	—	—	(49,507)	(49,507)
Change in surplus as a result of reinsurance	—	—	—	66,800	66,800
Dividends to stockholder	—	—	—	(222,306)	(222,306)
OPEB SSAP92 adjustment	—	—	—	(2,919)	(2,919)
Correction of errors from prior periods	—	—	—	(21,994)	(21,994)

Balances at December 31, 2019	2,549	837,000	618,927	2,393,955	3,852,431
Net income	—	—	—	152,626	152,626
Change in net unrealized capital gains (losses)	—	—	—	(114,070)	(114,070)
Change in net deferred income tax	—	—	—	116,682	116,682
Change in nonadmitted assets	—	—	—	(84,726)	(84,726)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(221)	(221)
Change in reserve on account of change in valuation basis	—	—	—	12,573	12,573
Change in asset valuation reserve	—	—	—	(10,351)	(10,351)
Surplus (contributed to) withdrawn from Separate Accounts during period	—	—	—	41,000	41,000
Other changes in surplus in Separate Accounts statement	—	—	—	(41,000)	(41,000)
Change in surplus notes	—	200,000	—	—	200,000
Additional paid in surplus	—	—	175,000	—	175,000
Change in surplus as a result of reinsurance	—	—	—	113,521	113,521
Dividends to stockholder	—	—	—	(205,109)	(205,109)
OPEB SSAP92 adjustment	—	—	—	(3,297)	(3,297)

Balances at December 31, 2020	$2,549	$1,037,000	$793,927	$2,371,583	$4,205,059

The accompanying notes are an integral part of these statutory basis financial statements.

5

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CASH FLOW – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020	2019	2018
OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$6,461,161	$3,264,196	$3,700,644
Net investment income	2,136,137	2,236,611	2,073,937
Other income	278,494	207,103	94,948
Benefits paid	(3,391,507)	(3,082,581)	(2,561,745)
Net transfers (to) from separate account	1,447	(72,759)	(101,977)
Insurance expenses paid	(873,997)	(836,727)	(880,509)
Federal income taxes paid	(91,074)	(26,315)	(90,618)

Net cash provided by operating activities	4,520,661	1,689,528	2,234,680

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	9,537,519	7,027,473	12,680,499
Preferred and common stocks	117,277	90,107	59,565
Mortgage loans	312,026	647,329	673,385
Real estate	63	9,078	—
Other invested assets	261,725	149,623	262,268
Miscellaneous proceeds	14,373	5,475	510,828
Cost of investments acquired
Bonds	(13,616,114)	(7,934,329)	(14,012,547)
Preferred and common stocks	(770,254)	(222,779)	(41,658)
Mortgage loans	(239,315)	(662,356)	(789,416)
Real estate	(62,948)	(20,461)	(1,588)
Other invested assets	(599,269)	(369,157)	(287,159)
Miscellaneous applications	(136,699)	(22,385)	(370,032)
Net change in policy loans	(9,424)	(20,206)	(18,417)

Net cash used in investing activities	(5,191,040)	(1,322,588)	(1,334,272)

FINANCING ACTIVITIES
Surplus notes	200,000	—	—
Company owned life insurance	834	(521,516)	(488,711)
Capital and paid in surplus	—	—	24,241
Net change in collateral liability	(6,987)	253,511	(322,002)
Net change in repurchase agreements and FHLB advances	1,066,824	(22,332)	149,125
Net withdrawals on deposit-type contract	(219,853)	(17,199)	(26,865)
Dividends paid to stockholder	(205,109)	(222,306)	(232,437)
Net change in funds held under coinsurance	321,184	(100,073)	(138,564)
Net change in remittances and items not allocated	352,580	11,107	34,087
Other cash provided	114,533	72,931	17,080

Net cash provided (used) by financing activity and other sources	1,624,006	(545,877)	(984,046)

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	953,627	(178,937)	(83,638)
Cash, cash equivalents and short-term investments:
Beginning of year	494,409	673,346	756,984

End of year	$1,448,036	$494,409	$673,346

The accompanying notes are an integral part of these statutory basis financial statements.

6

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CASH FLOW – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

SUPPLEMENTAL CASH FLOW
Non-cash transactions:
Accrued capital contribution from parent	$175,000	$—	$—
Capitalized Interest	75,078	64,135	72,000

The accompanying notes are an integral part of these statutory basis financial statements.

7

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

1.	NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES

Organization

Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is a wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), Sammons Securities, Inc. (“Sammons Securities”), Sammons Financial Network, LLC (“SFN”), Sammons Institutional Group, Inc. (“SIG”), SFG Tenura LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), and Property Disposition, Inc. (“PDI”).

Basis of presentation

The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices (“SAP”) include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2020, 2019 and 2018:

a.

Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”) Separate Account at book value. The impact of applying this prescribed practice had no impact on 2020 statutory net income; however, Capital and Surplus as of December 31, 2020 is decreased by $312,374 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2019 statutory net income; however, Capital and Surplus as of December 31, 2019 is decreased by $191,482 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2018 statutory net income; however, Capital and Surplus as of December 31, 2018 is decreased by $54,923 as a result of this prescribed practice.

8

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

b.

Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2020 by $35,751 and the cumulative effect on Capital and Surplus at December 31, 2020 was a decrease of $251,909. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2019 by $278,340 and the cumulative effect on Capital and Surplus at December 31, 2019 was a decrease of $216,158. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2018 by $124,181 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $62,182.

Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2020 is $126,888 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $378,798 would have been established as of December 31, 2020 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2020 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2020. The voluntary reserve established as of December 31, 2019 is $102,324 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in

9

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $318,482 would have been established as of December 31, 2019 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $62,182 for the year ended December 31, 2019 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2019. The voluntary reserve established as of December 31, 2018 is $0 as the timing mismatch between the futures and the hedged liabilities results in a $42,978 decrease to the Company’s statutory net income and surplus under the prescribed practice. Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2018 as the timing mismatch between the futures and hedged liabilities would have resulted in a $105,160 decrease to the Company’s statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company’s statutory net income of $62,182 for the year ended December 31, 2018 and increased the Company’s Capital and Surplus by $62,182 at December 31, 2018.

c.

Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2020 by $3,295 and the cumulative effect on Capital and Surplus at December 31, 2020 was an increase of $57,271. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2019 by $1,641 and the cumulative effect on Capital and Surplus at December 31, 2019 was an increase of $53,976. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2018 by $11,911 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $52,335.

10

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2020	2019	2018
Net Income:
(1) Midland National state basis	$152,626	$371,200	$401,605
(2) State prescribed practice that increase(decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	(35,751)	(278,340)	124,181
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	3,295	1,641	11,911

(3) NAIC SAP (1-2=3)	$185,082	$647,899	$265,513

Surplus:
(4) Midland National state basis	$4,205,059	$3,852,431	$3,571,208
(5) State prescribed practices that increase(decrease) NAIC SAP:
(a) Book value of BOLI separate account assets (Bulletin 07-06)	(312,374)	(191,482)	(54,923)
(b) Economic hedge of call option derivative assets (IAC 191-97)	(251,909)	(216,158)	62,182
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	57,271	53,976	52,335

(6) NAIC SAP (4-5=6)	$4,712,071	$4,206,095	$3,511,614

The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re, are supported by contingent note guarantees (“LLC Notes”). The LLC Notes held by MNL Re, Solberg Re and Canal Re, function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.

The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact the Company’s statutory net income but the cumulative effect on the Company’s Capital and Surplus was an increase of $1,969,923, $1,899,476, and $1,700,984 as of December 31, 2020, 2019, and 2018, respectively.

If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.

The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2020 was $53,086, $92,387 and $134,055, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2020, respectively, would have been negative $972,878, negative $510,423 and negative $207,094.

11

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the Statements of Operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s Capital and Surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.

SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:

•	Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;

•

Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions;

•

Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;

•

Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;

•

An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs which is not admitted and is charged directly to unassigned surplus. There were no disallowed IMR liabilities recorded at 2020 and 2019;

•

An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;

12

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

•

Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2020	2019	Changes in 2020
Policy loans	$1,289	$1,191	$98
Other invested assets	891	500	391
Agents’ balances	13,939	9,738	4,201
Amounts recoverable from reinsurers	7,392	6,267	1,125
Net deferred tax asset	152,426	65,682	86,744
Electronic data processing equipment	32,143	46,243	(14,100)
Furniture and Equipment	571	628	(57)
Other assets	31,316	24,992	6,324

Total nonadmitted assets	$239,967	$155,241	$84,727

Under GAAP, such assets would be recorded at their net realizable or book value;

•

For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;

•

Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of cost or fair value with changes in fair value reported as a change in surplus. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value with changes in fair value presented as a component of other comprehensive income for available-for-sale securities and as a component of net income for trading securities;

•

Redeemable and perpetual preferred stocks rated four or higher are reported at amortized cost rather than fair value. Redeemable and perpetual preferred stocks rated by the NAIC as five or lower are reported at the lower of cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable and perpetual preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income for redeemable preferred stocks and as a component of net income for perpetual preferred stocks;

•

Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;

•	Common stock of subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;

13

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

•	The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;

•

In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;

•

Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;

•

Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;

•

The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;

•	Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt.

•

Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is report as realized capital gains. Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes.

14

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Other significant accounting policies are as follows:

Use of estimates

The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.

The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.

Fair value of financial assets, financial liabilities and financial instruments

Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.

The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

Investment securities

Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.

Mortgage loans

Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled

15

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.

Cash, cash equivalents and short-term investments

Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.

Derivative instruments

Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, interest rate floors and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

Other invested assets

Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The carrying amounts for other invested assets other than collateral loans, surplus notes, residual equity interests and reverse mortgages, which are carried at amortized cost, represent the Company’s share of each entity’s underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtained using the same techniques as mortgage loans.

Company owned life insurance

The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2020	2019
Bonds	$446,516	$380,905
Mutual funds	32,566	—
Cash and short-term investments	236,418	372,298
Other invested assets	409,304	283,287

Total company owned life insurance	$1,124,804	$1,036,490

16

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investment-type insurance contracts

Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

Repurchase agreements, FHLB advances and collateral on derivative instruments

The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate at maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.

Investments and Investment Income

Bonds

Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.

For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $95,792 and $169,790 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2020 and 2019, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2020 and 2019, 98% and 100% of the Company’s securities with sub-prime exposure are rated as investment grade, respectively.

Stocks

Preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value.

17

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investments in common stocks are stated at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.

Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re has not been reduced for prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 8 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.

Mortgage loans

Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company’s lending policies allow for primarily first-lien mortgages that generally do not exceed 77% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

Policy loans

Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.

Cash, cash equivalents and short-term investments

Cash and cash equivalents are stated at cost and short-term investments acquired with less than one year to maturity are stated at amortized cost.

Other invested assets

Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or GAAP audited equity of the investee. Residual equity interest, surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse

18

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.

Other-than-temporary impairment losses

The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary.

The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.

The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

After other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is

19

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.

Investment income

Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities, certain proceeds from derivatives and equity earnings from limited partnerships. Investment expenses are reported as a reduction in investment income.

Net realized investment gains (losses)

Realized capital gains and losses are determined on the basis of specific identification of the investments and are reported net of related federal income taxes and IMR.

Net unrealized investment gains (losses)

Unrealized capital gains and losses on bonds, preferred stocks, common stocks, derivatives that do not qualify for hedge accounting and other invested assets are reported as a component of surplus net of related income taxes.

See Note 3 for further discussion of the Company’s investments and investment income.

Derivatives and derivative instruments

Derivatives consist of options, futures, interest rate floors, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate floors, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC191-97 as discussed in the prescribed practice footnote.

The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, interest rate floors, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The

20

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Company has no derivatives that qualify as effective hedges. The Company also uses foreign currency forwards to protect itself against currency fluctuations between trade and settlement dates on foreign financial instruments.

The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.

See Note 4 for further discussion of the Company’s derivatives and derivative instruments.

Accrued investment income

Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due.

Future policy benefits and policy and contract claims

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.

The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates ranging from 2.5% to 6.0% and mortality assumptions (primarily Commissioners’ Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.50% to 4.25% and 2017 Commissioners Standard Ordinary mortality.

The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The 2020 impact of performing the VM method calculations resulted in a gross reserve increase of $575,587 and a net reserve increase of $331,650 over what would have been calculated if only using the 2011 method. The

21

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

2019 impact of performing the VM method calculations resulted in a gross reserve increase of $309,524 and a net reserve increase of $63,182 over what would have been calculated if only using the 2011 method.

Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.

The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Reinsurance

For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.

The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re. Reinsurance premiums, claims and expenses and reserves under those agreements are accounted for in accordance with the terms of the reinsurance contracts.

Premiums and related costs

Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.

Repurchase agreements

As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.

A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are

22

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.

Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in deferred tax assets and liabilities are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized. The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.

If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

See Note 13 for the Company’s SSAP No. 101 calculation.

Variable life and annuity products

A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.

Bank owned life insurance products

Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The assets in this separate account are carried at book value in accordance with the prescribed practice promulgated by the State of Iowa. The Company assumes the underlying risk for the performance of the assets in this separate account. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.

23

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Accounting changes and correction of prior period errors

During 2019, the Company recorded a correction of error related to a block of interest only bonds. The amortization of the book value of these securities had been calculated incorrectly resulting in a cumulative overstatement of book value and overstatement of investment income related to amortization, which was corrected during 2019. The statements of changes in capital and surplus contains an adjustment of negative $21,994 in 2019 to correct this error.

24

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

2.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2020
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$53,763,661	$48,452,287	$—	$48,422,711	$5,340,950	$—
Preferred stocks	831,674	771,536	—	831,209	465	—
Common stocks	433,602	433,602	287,409	135,273	10,920	—
Mortgage loans	4,540,386	4,403,274	—	4,540,386	—	—
Policy loans	404,383	404,383	—	404,383	—	—
Cash, cash equivalents and short-term investments	1,448,042	1,448,036	923,238	524,804	—	—
Derivative instruments	1,603,398	459,488	40,466	1,562,932	—	—
Other invested assets	1,420,580	1,266,969	—	906,090	514,490	28,079
Separate accounts	6,174,350	5,779,605	2,839,353	3,127,820	207,177	—

Financial liabilities:
Liabilities for deposit-type contracts	$353,341	$344,604	$—	$—	$353,341	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	7,614,421	7,548,006	295,682	7,318,739	—	—
Derivative instruments	849,035	176,402	—	849,035	—	—

25

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	December 31, 2019
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$47,550,841	$44,434,060	$—	$42,793,468	$4,757,373	$—
Preferred stocks	287,527	261,244	—	247,892	39,635	—
Common stocks	266,377	266,377	149,344	105,246	11,787	—
Mortgage loans	4,659,340	4,538,436	—	4,659,340	—	—
Policy loans	395,058	395,058	—	395,058	—	—
Cash, cash equivalents and short-term investments	494,409	494,409	361,888	132,521	—	—
Derivative instruments	1,100,687	321,814	11,476	1,089,211	—	—
Other invested assets	1,155,654	1,011,464	—	609,603	546,051	33,552
Separate accounts	5,558,510	5,316,107	2,415,392	2,975,999	167,119	—

Financial liabilities:
Liabilities for deposit-type contracts	$560,192	$548,418	$—	$—	$560,192	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	6,507,033	6,488,170	302,669	6,204,364	—	—
Derivative instruments	422,829	87,482	—	422,829	—	—

Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value measurements

Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.

26

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.

Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following

27

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$10,609	$7,430	$—	$18,039
Common stocks - other	287,409	135,273	10,920	—	433,602
Derivative instruments - interest rate floors	—	7,670	—	—	$7,670
Derivative instruments - foreign exchange forwards	—	2	—	—	2
Derivative instruments - futures	40,466	—	—	—	40,466
Separate account assets (a)	2,765,174	—	—	—	2,765,174

Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$1,754	$—	$—	$1,754

	December 31, 2019
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$1,464	$—	$—	$1,464
Common stocks - other	149,344	105,246	11,787	—	266,377
Derivative instruments - interest rate floors and swaps	—	5,563	—	—	5,563
Derivative instruments - foreign exchange forwards	—	17	—	—	17
Derivative instruments - futures	11,476	—	—	—	11,476
Separate account assets (a)	2,381,598	—	—	—	2,381,598

Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$159	$—	$—	$159

(a)

Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in

28

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the bank owned life insurance separate accounts.

Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.

The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2020
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$7,430	$—	$—	$—	$—	$—	$7,430
Common stocks - other	11,787	—	—	—	(953)	163	(77)	10,920

Total assets	$11,787	$7,430	$—	$—	$(953)	$163	$(77)	$18,350

	December 31, 2019
	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Common stocks - other	$7,906	$—	$—	$—	$(899)	$4,780	$—	$11,787

Total assets	$7,906	$—	$—	$—	$(899)	$4,780	$—	$11,787

29

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

3.	INVESTMENTS AND INVESTMENT INCOME

Bond and stock investments

The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2020
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$2,857,238	$438,404	$1,243	$3,294,399
All other governments	356,028	23,382	1,130	378,280
U.S. special revenue & special assessment obligations, non-guaranteed	12,770,970	2,101,652	1,498	14,871,124
Industrial and miscellaneous	30,616,769	2,923,759	185,289	33,355,239
Bank loans	1,232,890	21,697	8,818	1,245,769
Parent, subsidiaries and affiliates	618,392	12,368	11,910	618,850

Total bonds	$48,452,287	$5,521,262	$209,888	$53,763,661

Preferred stocks	$771,536	$60,144	$6	$831,674

	December 31, 2019
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,897,795	$320,357	$3,042	$4,215,110
All other governments	118,217	12,119	—	130,336
U.S. special revenue & special assessment obligations, non-guaranteed	12,666,754	1,330,300	10,235	13,986,819
Industrial and miscellaneous	26,641,842	1,557,875	92,710	28,107,007
Bank loans	437,285	2,822	2,115	437,992
Parent, subsidiaries and affiliates	672,167	11,516	10,106	673,577

Total bonds	$44,434,060	$3,234,989	$118,208	$47,550,841

Preferred stocks	$261,244	$27,925	$1,642	$287,527

30

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The cost and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2020
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$71,422	$208,106	$—	$279,528
Other	409,489	28,443	4,330	433,602

Total	$480,911	$236,549	$4,330	$713,130

	December 31, 2019
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$57,422	$290,737	$—	$348,159
Other	267,099	2,007	2,729	266,377

Total	$324,521	$292,744	$2,729	$614,536

The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	2020
	Admitted Value	Estimated Fair Value
Due in one year or less	$727,317	$733,984
Due after one year through five years	4,804,693	5,251,829
Due after five years through ten years	6,321,205	7,204,541
Due after ten years	18,302,170	20,914,961
Securities not due at a single maturity date (primarily mortgage-backed securities)	18,296,902	19,658,346

Total bonds	$48,452,287	$53,763,661

31

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Gross unrealized losses

The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$296,626	$1,243	$—	$—	$296,626	$1,243
All other governments	127,302	1,130	—	—	127,302	1,130
U.S. special revenue & special assessment obligations, non-guaranteed	93,664	1,252	18,798	246	112,462	1,498
Industrial and miscellaneous	2,595,001	111,608	3,083,063	73,683	5,678,064	185,291
Bank loans	87,699	7,555	68,708	1,263	156,407	8,818
Parent, subsidiaries and affiliates	29,364	2,537	93,411	9,373	122,775	11,910

Total bonds	3,229,656	125,325	3,263,980	84,565	6,493,636	209,890

Preferred stocks	22	6	—	—	22	6

Total bonds and preferred stocks	$3,229,678	$125,331	$3,263,980	$84,565	$6,493,658	$209,896

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$138,671	$2,834	$53,802	$208	$192,473	$3,042
U.S. special revenue & special assessment obligations, non-guaranteed	638,598	7,917	181,248	2,318	819,846	10,235
Industrial and miscellaneous	1,606,354	11,765	3,444,911	80,945	5,051,265	92,710
Bank loans	61,938	316	61,723	1,799	123,661	2,115
Parent, subsidiaries and affiliates	28,623	1,377	146,720	8,729	175,343	10,106

Total bonds	2,474,184	24,209	3,888,404	93,999	6,362,588	118,208

Preferred stocks	—	—	17,521	1,642	17,521	1,642

Total bonds and preferred stocks	$2,474,184	$24,209	$3,905,925	$95,641	$6,380,109	$119,850

32

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

At December 31, 2020, the Company held 12,531 positions in bonds and preferred stocks. The table above includes 696 securities of 523 issuers as of December 31, 2020. As of December 31, 2020, 93% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above table consist primarily of non-redeemable preferred stocks. At December 31, 2020, bonds and preferred stocks in an unrealized loss position had fair value equal to 97% of amortized cost.

The following summarizes the unrealized losses by investment category as of December 31, 2020.

U.S. government

The unrealized losses on U.S. government securities represent 1% of total unrealized losses at December 31, 2020. The total unrealized losses in this category have decreased at December 31, 2020 compared to December 31, 2019. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2020. The previous table indicates 100% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

All other governments

The unrealized losses on all other governments represent 1% of total unrealized losses at December 31, 2020. The Company did not own any other government securities prior to 2020. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2020. The previous table indicates 100% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

U.S. special revenue and special assessment obligations, non-guaranteed

The unrealized losses on U.S. special revenue and special assessment obligations, non-guaranteed, represent 1% of total unrealized losses at December 31, 2020. The total unrealized losses in this category have decreased at December 31, 2020 compared to December 31, 2019. The unrealized losses are applicable to securities with yields higher than the market yield available on similar securities at December 31, 2020. The table indicates 84% of the unrealized losses have been in an unrealized loss position for twelve months or less. Yields decreased during 2020 causing increases in the fair values of investments of this category compared to 2019. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

33

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Industrial and miscellaneous

The unrealized losses on industrial and miscellaneous, represent 88% of unrealized losses at December 31, 2020 and are primarily in corporate bonds, private asset backed securities and collateralized debt obligations backed by various assets. The unrealized losses in this category have increased at December 31, 2020 compared to December 31, 2019. The table indicates 60% of the unrealized losses have been in an unrealized loss position for twelve months or less. The increase in unrealized losses is largely attributable to high yield credit spreads widening during 2020. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell these securities prior to recovery and has the intent and ability to retain the investment until recovery of each security’s amortized cost, the security is not considered to be other-than-temporarily impaired.

Bank loans

The unrealized losses on bank loans, represent 4% of unrealized losses at December 31, 2020. The unrealized losses in this category have increased at December 31, 2020 compared to December 31, 2019. The increase in unrealized losses is largely attributable to high yield credit spreads widening during 2020. The table indicates 86% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

Parent, subsidiaries and affiliates

The unrealized losses on parent, subsidiaries and affiliates, represent 5% of unrealized losses at December 31, 2020. The unrealized losses in this category have increased at December 31, 2020 compared to December 31, 2019. The table indicates 21% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2020.

Preferred stocks

This category, which represents less than 1% of unrealized losses at December 31, 2020, consists of perpetual and redeemable preferred stocks in the industrial and miscellaneous sector, primarily financial institutions. The unrealized losses in this category have decreased at December 31, 2020 compared to December 31, 2019. The table indicates 100% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell these stocks prior to recovery and has the intent and ability to retain the investment until recovery of each stocks amortized cost, the security is not considered to be other-than- temporarily impaired.

34

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Other-than-temporary impairments

As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported
89989FAB0	$1,495	$660	$835	$835	6/30/2020
BGH3K2V74	9,048	3,648	5,400	5,400	9/30/2020
BGH4HBXH2	3,301	809	2,492	2,492	9/30/2020
00037UAC4	7,056	4,190	2,866	2,866	9/30/2020
89473MAD4	17,484	3,099	14,385	14,385	9/30/2020
001406AA5	22,332	6,233	16,099	17,630	12/31/2020
04301YAA1	36,631	21,561	15,070	16,675	12/31/2020
82323MAA7	37,028	19,316	17,712	19,359	12/31/2020
87404LAA0	59,421	6,233	53,187	57,168	12/31/2020
89989FAA2	50,166	9,697	40,470	40,979	12/31/2020
05580HAE9	1,328	646	682	682	12/31/2020
67105VAQ7	1,004	995	9	50	12/31/2020

		$77,086

Net investment income and net realized capital gains (losses)

The major categories of net investment income reflected in the statements of operations are summarized as follows:

	2020	2019	2018
Bonds	$2,058,710	$2,080,762	$2,090,330
Preferred stocks	25,166	13,650	16,168
Common stocks - other	11,850	7,813	6,126
Mortgage loans	204,361	215,349	208,887
Real estate	2,607	1,992	2,737
Policy loans	22,860	22,797	23,371
Cash, cash equivalents and short-term investments	5,046	15,115	11,415
Derivative instruments	100,840	170,565	46,616
Other invested assets	127,347	118,396	120,039
Other investment income	1,152	2,105	4,913

Total gross investment income	2,559,939	2,648,544	2,530,602
Less: Investment expenses	239,727	294,837	277,722

Net investment income	$2,320,212	$2,353,707	$2,252,880

35

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.

The Company recognized $16,408, $30,680, and $20,788 of net investment income for the years ended December 31, 2020, 2019, and 2018, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 58, 42, and 51 for the years ended December 31, 2020, 2019, and 2018, respectively.

The Company recognized $523, $806, and $815 of net investment income for the years ended December 31, 2020, 2019, and 2018, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 7, 10, and 16 for the years ended December 31, 2020, 2019, and 2018, respectively.

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2020	2019	2018
Bonds	$(59,149)	$(41)	$(255,994)
Preferred stocks	13,775	875	2,009
Common stocks - subsidiaries	—	—	(70,826)
Common stocks - other	(40)	(95)	1,741
Mortgage loans	(57,455)	—	—
Real Estate	63	(5,922)	(7,004)
Short-term investments	3	—	—
Derivative instruments	(1,382)	(812)	(43,511)
Other invested assets	(46,265)	(6,573)	401

Realized capital losses	(150,450)	(12,568)	(373,184)
Income tax effects	(7,780)	(7,214)	56,963
Amounts transferred to IMR (net of federal income taxes of $9,193, $4,122 and $(62,002))	(34,584)	(15,507)	233,244

Net realized capital losses	$(192,814)	$(35,289)	$(82,977)

Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2020	2019	2018
Proceeds from sales	$4,076,564	$1,377,110	$7,829,963
Gross realized gains	76,899	20,678	38,002
Gross realized losses	(95,042)	(18,358)	(332,565)

The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.

36

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Mortgage loans

The following table summarizes the Company’s mortgage loans by property type:

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,733,208	40%	$1,899,670	43%
Retail	941,150	21%	921,727	20%
Hotel	610,441	14%	607,454	13%
Multi-family	523,106	12%	567,151	12%
Other	272,365	6%	167,845	4%
Industrial	259,261	6%	290,673	6%
Medical	59,936	1%	75,112	2%
Residential	10,000	0%	10,000	0%

Total	$4,409,467	100%	$4,539,632	100%

Mortgage loans by United States geographic locations are as follows:

	2020		2019
	Carrying Value	% of Total	Carrying Value	% of Total
Pacific	$1,318,536	31%	$1,182,441	26%
South Atlantic	1,298,280	29%	1,355,706	30%
Middle Atlantic	705,709	16%	823,340	18%
Mountain	309,142	7%	338,985	7%
East North Central	271,257	6%	342,792	8%
New England	225,913	5%	229,114	5%
West South Central	151,767	3%	181,445	4%
West North Central	70,802	2%	71,536	2%
East South Central	58,061	1%	14,273	0%

	$4,409,467	100%	$4,539,632	100%

The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2020	$197,854	4%
2019	599,514	14%
2018	707,818	16%
2017	284,906	6%
2016 and prior	2,619,375	60%

	$4,409,467	100%

37

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company has no outstanding commitments on mortgage loans at December 31, 2020.

Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2020 and 2019, there were no non-performing commercial mortgage loans that were over 90 days past due on contractual payments.

Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2020		December 31, 2019
	Carrying Value	% of Total	Carrying Value	% of Total
Internal credit risk grade:
High quality	$2,849,152	65%	3,550,369	78%
Medium quality	526,561	12%	526,125	12%
Low quality	1,023,754	23%	453,138	10%
Residential - unrated	10,000	0%	10,000	0%

Total mortgage loans	$4,409,467	100%	$4,539,632	100%

The Company acquired 14 new commercial mortgage loans in 2020 with interest rates ranging from 2.65 to 4.85%.

Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2020		December 31, 2019
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$358,963	8%	$250,318	6%
50% to 60%	2,025,036	46%	2,081,040	46%
61% to 70%	1,847,531	42%	2,055,030	45%
71% to 80%	177,937	4%	153,244	3%
81% to 90%	—	0%	—	0%
91% to 100%	—	0%	—	0%

Total mortgage loans	$4,409,467	100%	$4,539,632	100%

The loan-to-value ratio is determined using the most recent appraised value. Appraisals are updated periodically when there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.

38

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $6,193 and $1,196 at December 31, 2020 and 2019, respectively.

Three mortgage loans were impaired during the year ended December 31, 2020, via direct write down of the carrying amount of the loans in the amount of $47,012. The impairment was recognized in Net realized capital losses in the statements of operations. The recorded investment and unpaid principal balance of the impaired mortgage loans are $59,719 and $106,731, respectively, as of December 31, 2020. The average recorded investment in impaired loans was $83,749 and $0 for the years ended December 31, 2020 and 2019, respectively. No mortgage loans were impaired during the year ended December 31, 2019.

The Company did not restructure or take ownership of real estate in satisfaction of any mortgage loans during 2020 and 2019. Real estate acquired through foreclosure is a component of real estate in the statement of admitted assets, liabilities, and capital and surplus.

Credit risk concentration

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. governments and U.S. special revenue bonds, the Company had no investments that exceeded 10% of the Company’s capital and surplus at December 31, 2020.

Restricted assets

The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2020
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$3,983,845	6%	6%
FHLB capital stock	132,912	0%	0%
On deposit with states	3,207	0%	0%
Pledged as collateral to FHLB	3,072,795	5%	5%
Pledged as collateral not captured in other categories	60,500	0%	0%

Total restricted assets	$7,253,259	11%	11%

39

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	December 31, 2019
Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$3,969,921	7%	7%
FHLB capital stock	100,912	0%	0%
On deposit with states	3,212	0%	0%
Pledged as collateral to FHLB	2,272,795	4%	4%
Pledged as collateral not captured in other categories	60,893	0%	0%

Total restricted assets	$6,407,733	11%	11%

Other

FHLB

The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2020 and 2019, the Company owns common stock totaling $132,912 and $100,912, respectively, which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2020 and 2019, the Company had outstanding advances of $3,072,795 and $2,272,795, respectively, from FHLB (see Note 7).

Deposits with regulatory authorities

At December 31, 2020 and 2019, securities (primarily bonds) with admitted carrying values of $3,207 and $3,212 respectively, were on deposit with regulatory authorities as required by law.

40

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

4.	DERIVATIVES AND DERIVATIVE INSTRUMENTS

The following table presents the notional amounts, amortized cost, estimated fair value and carrying value of derivatives:

	December 31, 2020
	Notional Amount	Amortized Cost	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$18,411,245	$411,350	$1,555,260	$411,350
Futures	899,525	—	40,466	40,466
Interest rate floors	113,000	716	7,670	7,670
Foreign exchange forwards	482	—	2	2

		$412,066	$1,603,398	$459,488

Liabilities:
Derivative instruments:
Foreign exchange forwards	$49,346	$—	$1,754	$1,754
Written options	6,119,887	174,648	847,281	174,648

		$174,648	$849,035	$176,402

	December 31, 2019
	Notional Amount	Amortized Cost	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$17,286,953	$304,759	$1,083,632	$304,759
Futures	1,138,155	—	11,476	11,476
Interest rate floors	113,000	981	5,200	5,200
Foreign exchange forwards	4,772	—	17	17
Interest rate swaps	80,900	—	362	362

		$305,740	$1,100,687	$321,814

Liabilities:
Derivative instruments:
Foreign exchange forwards	$30,300	$—	$159	$159
Written options	5,836,983	87,323	422,670	87,323

		$87,323	$422,829	$87,482

41

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	2020	2019	2018
Gain (loss) recognized in net investment income
Options	$65,988	$7,106	$81,266
Futures	32,028	163,155	(35,550)
Interest rate swaps	726	(83)	195
Interest rate floors	2,098	387	705

	$100,840	$170,565	$46,616

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$(362)	$769	$(956)
Interest rate floors	2,735	2,185	(2,278)
Interest rate caps	—	—	47,092
Foreign exchange derivatives	(1,610)	209	380

	$763	$3,163	$44,238

The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.

Options and futures

The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.

The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.

The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance.

42

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.

The adoption of IAC 191-97 has resulted in a timing variance between the emergence of income on futures and the emergence of the reserve increase associated with the hedged liabilities. The futures earnings are realized daily as they are earned, but the impact to the reserve of market appreciation does not occur until the policy anniversary. To mitigate this variance, to the extent the variance accelerates earnings, the Company has set up a voluntary statutory reserve. The amount of this reserve was $126,888 and $102,234 at December 31, 2020 and 2019, respectively, and is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The voluntary reserve is not reported at a value below zero. Futures losses are recognized as incurred as a reduction in investment income.

Other derivative instruments

The Company has entered into interest rate floor and interest rate swap agreements to help manage its overall exposure to interest rate changes and credit events. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps and floors are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognized income (expense) on interest rate swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.

The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign financial instruments. These forwards are reported at fair value in the statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.

The following relates to interest rate swaps and interest rate floors. The interest rates are measured against 3-month LIBOR:

	2020	2019
Interest rate swaps:
Fixed rates	—	2.14% to 2.62%
Variable rates	—	1.91% to 1.95%
Interest rate floors, strike rates	3.00%	3.00%

Collateral on derivatives

As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The

43

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

cash collateral and the amount that the Company was permitted to repledge were $295,681 and $302,379 at December 31, 2020 and 2019, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.

The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2020, no counterparty had more than 3% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.

5.	OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.

The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.

The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2020
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$459,488	$295,681	$163,807

Total financial assets	$459,488	$295,681	$163,807

Offsetting of financial liabilities:
Derivatives	$176,402	$—	$176,402
Repurchase agreements	4,179,530	4,179,530	—

Total financial liabilities	$4,355,932	$4,179,530	$176,402

44

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	December 31, 2019
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$321,814	$302,379	$19,435

Total financial assets	$321,814	$302,379	$19,435

Offsetting of financial liabilities:
Derivatives	$87,482	$—	$87,482
Repurchase agreements	3,912,706	3,912,706	—

Total financial liabilities	$4,000,188	$3,912,706	$87,482

6.	REAL ESTATE AND EQUIPMENT

The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2020, 2019 and 2018 was $26,478, $27,200 and $28,789, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

	Range of Useful Lives	2020	2019
Land	N/A	$10,936	$10,936
Land improvements	15 years	1,057	835
Buildings and improvements	39 years	95,694	32,967
Leasehold improvements	Remaining Life of Lease	3,466	3,454
Furniture and fixtures	7 years	9,054	8,710
Computer equipment and software	3 years	228,492	218,360
Other	5 years	38	38

		348,737	275,300
Accumulated depreciation		(209,810)	(184,400)
Nonadmitted		(33,079)	(47,382)

Net admitted value		$105,848	$43,518

45

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2020	2019
Real Estate	$100,995	$38,774
Other admitted assets	4,853	4,744

At December 31, 2020 and 2019, real estate consists of $100,995 and $38,774, respectively, for the Company’s offices.

The Company recorded impairment losses net of reinsurance of $6,000 in 2019 related to a commercial property foreclosed on in 2016. The property was sold during 2019 for a gain of $78. An additional gain of $63 was recorded for this property due to a residual amount received in 2020.

7.	FHLB ADVANCES

The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company purchased $32,000 and $0 of additional common stock in 2020 and 2019, respectively. The Company did not sell any common stock in 2020 or 2019. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.

The amount of FHLB stock held is as follows:

	2020	2019
Membership stock - class A	$10,000	$10,000
Activity stock	122,912	90,912

Total	$132,912	$100,912

The Class A Membership Stock is not eligible for redemption.

46

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

At December 31, 2020 and 2019, the Company had outstanding advances of $3,072,795 and $2,272,795, respectively. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2020 is as follows:

Maturity Date	Advance	Rate
1/11/2021	$75,000	2.38%
3/31/2021	57,000	2.03%
11/22/2021	150,000	2.03%
11/23/2021	149,000	2.16%
11/23/2021	8,800	3.14%
12/20/2021	195,000	2.42%
12/20/2021	65,000	2.02%
2/11/2022	88,960	2.84%
3/16/2022	400,000	1.05%
3/18/2022	200,000	2.70%
5/2/2022	90,000	2.63%
6/27/2022	155,455	2.55%
9/9/2022	203,125	3.03%
1/10/2023	75,000	2.03%
1/13/2023	70,000	1.76%
2/3/2023	50,000	1.75%
2/14/2023	130,000	1.75%
3/16/2023	400,000	1.18%
5/18/2023	70,000	1.35%
6/26/2023	155,455	0.93%
10/5/2023	70,000	1.50%
10/30/2023	150,000	1.48%
12/18/2023	65,000	1.98%

	$3,072,795

Additionally, the Company has entered into borrowings commencing January and March of 2021 with maturity dates of January and April of 2024 and interest rates ranging from 0.57% to 1.93% to lock in future interest rates on our FHLB borrowings. Interest expense incurred during 2020, 2019 and 2018 was $57,271, $48,817 and $40,075, respectively, and is reported as a component of net investment income in the statement of operations. The Company has determined the actual maximum borrowing capacity as $3,880,047. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).

47

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2020	4,932,421	4,349,009	3,072,795
2019	4,004,442	3,825,232	2,272,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2020	5,034,115	4,624,514	3,072,795
2019	4,146,848	3,959,207	2,272,795

48

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

8.	REPURCHASE AGREEMENTS

The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the Company:

Type of Repo Trades Used

2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	NO	NO	NO	YES

Original (flow) & residual maturity

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Open - no maturity	$19,323	$16,978	$20,530	$17,701
Overnight	40,066	75,509	175,000	246,392
2 days to 1 week	65,637	163,507	175,000	246,392
>1 week to 1 month	179,005	228,964	175,000	246,392
>1 month to 3 months	40,093	271,000	271,000	364,000
>3 months to 1 year	881,392	1,002,025	1,105,525	859,133
>1 year	3,352,138	3,138,138	2,914,005	3,320,397

Ending balance
Open - no maturity	$16,956	$14,046	$17,701	$—
Overnight	—	—	—	—
2 days to 1 week	—	—	—	—
>1 week to 1 month	179,005	—	25,051	60,000
>1 month to 3 months	—	271,000	246,938	304,000
>3 months to 1 year	881,392	1,002,025	859,133	495,133
>1 year	3,138,138	2,746,505	2,914,005	3,320,397

49

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Securities sold under repo- secured borrowing

2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum amount
Book adjusted carrying value (“BACV”)	XXX	XXX	XXX	$ 4,042,952
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$ 4,710,117	$ 4,682,917	$ 4,711,770	$ 4,666,137

Ending Balance
BACV	XXX	XXX	XXX	$ 3,983,845
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$ 4,710,117	$ 4,554,482	$ 4,531,764	$ 4,595,530

Securities sold under repo- secured borrowing by NAIC designation

	As of December 31, 2020
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,897,177	$181,390	$—
Bonds – FV	—	2,172,569	215,764	—
LB & SS – BACV	—	1,905,278	—	—
LB & SS – FV	—	2,207,198	—	—

Total assets – BACV	$—	$3,802,455	$181,390	$—
Total assets – FV	$—	$4,379,767	$215,764	$—

As of December 31, 2020
	NAIC 4	NAIC 5	NAIC 6	Non- Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—

Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—

50

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Collateral received- secured borrowing

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount
Cash	$4,577,653	$4,896,121	$4,836,059	$5,300,407
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,215,490	$4,033,576	$4,062,281	$4,179,530
Securities (FV)	—	—	—	—

Cash and non-cash collateral received- secured borrowing by NAIC designation

	As of December 31, 2020
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,179,530	$—	$—	$—

Total collateral assets – FV	$4,179,530	$—	$—	$—

	As of December 31, 2020
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending balance
Cash	$—	$—	$—	$—

Total collateral assets – FV	$—	$—	$—	$—

Allocation of aggregate collateral by remaining contractual maturity

As of December 31, 2020
Fair Value
30 days or less	$60,000
31 to 90 days	304,000
> 90 days	3,815,530

51

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Allocation of aggregate collateral reinvested by remaining contractual maturity

	As of December 31, 2020
	Amortized Cost	Fair Value
30 days or less	$33,750	$33,818
121 to 180 days	1,243	1,246
181 to 365 days	51,749	51,420
1 to 2 years	12,375	11,916
2 to 3 years	53,792	54,951
> 3 years	3,982,248	4,026,187

Liability to return collateral- secured borrowing

	2020
	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum amount
Cash (collateral - all)	$4,577,653	$4,896,121	$4,836,059	$5,300,407
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,215,490	$4,033,576	$4,062,281	$4,179,530
Securities collateral (FV)	—	—	—	—

In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.

9.	REINSURANCE

The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

52

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020		2019		2018
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed
Premiums written	$1,120,417	$13,064	$744,001	$43,933	$600,377	$104,815
Claims incurred	491,553	25,763	395,999	23,976	367,303	15,810
Reserve changes	432,783	(169,129)	(128,679)	4,008	(189,364)	109,412

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company recognized $12,929, $43,733 and $104,501 at December 31, 2020, 2019 and 2018, respectively, of premium under this agreement in the statement of operations. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement.

The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $2,600,569 and $3,003,696 at December 31, 2020 and 2019, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.

The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Reserve credits of $276,549 and $285,182 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, respectively.

The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. A funds withheld liability of $3,092,420 and $3,380,688 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, respectively.

53

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company is also a party to a coinsurance agreement with Guggenheim Life and Annuity Company (“GLAC”), an affiliate. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $127,537 and $135,843, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, respectively. In addition, reserve credits of $816 and $1,252 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, respectively.

The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $18,050, $15,687 and $14,721 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2020, 2019 and 2018, respectively. Reserve credits of $127,750 and $107,123 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, respectively. A funds withheld liability of $55,331 and $40,205 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, respectively.

The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. The Company recognized reserve credits of $1,067,683 and $974,256 under this agreement on December 31, 2020 and 2019, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $626,778 and $540,386 at December 31, 2020 and 2019, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $440,905 and $433,870 for 2020 and 2019, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.

On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. The Company received experience refunds related to this agreement of $18,170, $12,015 and $27,409 during the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized reserve credits of $540,543 and $535,803 under this agreement on December 31, 2020 and 2019, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $191,472 and $179,766 at December 31, 2020 and 2019, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an

54

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

LLC Note with a balance of $349,070 and $356,037 for 2020 and 2019, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.

On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. The Company received experience refunds related to this agreement of $44,467 and $0 during the years ended December 31, 2020 and 2019, respectively. The Company recognized reserve credit of $294,576 and $240,667 under this agreement on December 31, 2020 and 2019, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $113,471 and $83,095 at December 31, 2020 and 2019, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $181,105 and $157,571 for 2020 and 2019, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.

On December 31, 2020, the Company entered into a coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. Initial premiums ceded under this agreement of $626,313 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2020. The Company recognized $465,852 at December 31, 2020 of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $626,313 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020.

The Company is a party to several reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”) for cession of mortality risks on its life insurance business. SRUS was put into rehabilitation in 2019. In 2020, as a result of the Company’s ongoing assessment of the rehabilitation proceedings, it was deemed unlikely that the Company would be able to recover from SRUS the full amount of reserve credit recognized for business ceded to SRUS. The Company recorded an impairment of $17,830 which was reflected in increase in liabilities for future life and annuity policy benefits in the statement of operations and as an increase of liabilities for future policy benefits on the statement of admitted assets, liabilities, and capital and surplus. As of December 31, 2020, reserve credit of $14,801, net of impairment, was included in liabilities for future policy benefits on the statement of admitted assets, liabilities, and capital and surplus related to the Company’s reinsurance contracts with SRUS.

The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $907,896 as of December 31, 2020.

55

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

10.	FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED

Reserves for life contracts and deposit-type contracts

The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.

At December 31, 2020 and 2019, the Company had $16,571,341 and $19,833,836, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2020 and 2019, reserves to cover the above insurance totaled $273,443 and $282,724, respectively, before reinsurance ceded. The Company anticipates investment income as a factor in the calculations of its premium deficiency reserves.

The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The adoption of VM-21 resulted in a reduction of the applicable reserves on variable annuity policies in the amount of $12,573 and was reflected in the liabilities for future policy benefits and as an increase to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis.

56

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics

A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:

Individual Annuities

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$22,180,061	$—	$—	$22,180,061	70%
At book value less current surrender charge of 5% or more	254,248	—	—	$254,248	1%
At fair value - separate account non- guaranteed	—	—	2,029,339	2,029,339	7%

Total with market value adjustment	22,434,309	—	2,029,339	$24,463,648	78%

At book value without adjustment (minimal or no charge or adjustment)	6,432,378	—	—	$6,432,378	21%

Not subject to discretionary withdrawal	287,636	—	—	$287,636	1%

Total	29,154,323	—	2,029,339	$31,183,662	100%

Reinsurance ceded	2,017,289	—	—	2,017,289

Total (gross - ceded)	$27,137,034	$—	$2,029,339	$29,166,373

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$5,105

57

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$19,058,891	$—	$—	$19,058,891	70%
At book value less current surrender charge of 5% or more	359,067	—	—	359,067	1%
At fair value - separate account non-guaranteed	—	—	1,758,597	1,758,597	7%

Total with market value adjustment	19,417,958	—	1,758,597	21,176,555	78%

At book value without adjustment (minimal or no charge or adjustment)	5,577,166	—	—	5,577,166	21%

Not subject to discretionary withdrawal	289,376	—	—	289,376	1%

Total	25,284,500	—	1,758,597	27,043,097	100%

Reinsurance ceded	2,112,056	—	—	2,112,056

Total (gross - ceded)	$23,172,444	$—	$1,758,597	$24,931,041

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$51,832

Group Annuities
	2020

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$2,298,845	$—	$—	$2,298,845	39%
At book value less current surrender charge of 5% or more	5,850	—	—	5,850	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	2,304,695	—	—	2,304,695	39%

At book value without adjustment (minimal or no charge or adjustment)	3,491,299	—	—	3,491,299	60%

Not subject to discretionary withdrawal	32,157	—	—	32,157	1%

Total (gross: direct + assumed	5,828,151	—	—	5,828,151	100%

Reinsurance ceded	1,336,896	—	—	1,336,896

Total (gross - ceded)	$4,491,255	$—	$—	$4,491,255

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

58

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$2,633,236	$—	$—	2,633,236	41%
At book value less current surrender charge of 5% or more	6,882	—	—	6,882	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	2,640,118	—	—	2,640,118	41%

At book value without adjustment (minimal or no charge or adjustment)	3,778,829	—	—	3,778,829	59%

Not subject to discretionary withdrawal	31,331	—	—	31,331	0%

Total (gross: direct + assumed	6,450,278	—	—	6,450,278	100%

Reinsurance ceded	1,526,864	—	—	1,526,864

Total (gross - ceded)	$4,923,414	$—	$—	$4,923,414

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$746

Deposit-type Contracts

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$5,243	$—	$—	5,243	2%
At book value less current surrender charge of 5% or more	—	—	—	—	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	5,243	—	—	5,243	2%

At book value without adjustment (minimal or no charge or adjustment)	100,256	—	—	100,256	29%

Not subject to discretionary withdrawal	239,837	—	—	239,837	69%

Total (gross: direct + assumed	345,336	—	—	345,336	100%

Reinsurance ceded	732	—	—	732

Total (gross - ceded)	$344,604	$—	$—	$344,604

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

59

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$6,676	$—	$—	6,676	1%
At book value less current surrender charge of 5% or more	—	—	—	—	0%
At fair value - separate account non-guaranteed	—	—	—	—	0%

Total with market value adjustment	6,676	—	—	6,676	1%

At book value without adjustment (minimal or no charge or adjustment)	292,385	—	—	292,385	53%

Not subject to discretionary withdrawal	250,067	—	—	250,067	46%

Total (gross: direct + assumed	549,128	—	—	549,128	100%

Reinsurance ceded	710	—	—	710

Total (gross - ceded)	$548,418	$—	$—	$548,418

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

60

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

	2020
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$6,466,529	$6,436,172	$6,374,205
Universal life with secondary guarantees	641,475	477,144	2,163,479
Indexed universal life	3,536,864	3,151,404	3,170,802
Indexed universal life with secondary guarantees	632,652	461,587	875,618
Other permanent cash value life insurance	181,692	181,692	286,980
Variable universal life	83,276	82,000	87,144

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,331,863
Accidental death benefits	—	—	760
Disability - active lives	—	—	8,927
Disability - disabled lives	—	—	41,791
Miscellaneous reserves	—	—	399,619

Total	11,542,488	10,789,999	14,741,188
Reinsurance ceded	232,935	233,111	3,146,075

Total net of reinsurance ceded	$11,309,553	$10,556,888	$11,595,113

	2020
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$2,735,962	$2,735,962	$2,735,375
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	2,735,962	2,735,962	2,735,375
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$2,735,962	$2,735,962	$2,735,375

61

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020
	Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	710,833	695,326	698,073

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	710,833	695,326	698,073
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$710,833	$695,326	$698,073

	2019
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$5,711,104	$5,678,300	$5,624,035
Universal life with secondary guarantees	653,733	469,884	1,948,256
Indexed universal life	3,258,804	2,893,816	2,913,988
Indexed universal life with secondary guarantees	556,485	399,922	718,637
Other permanent cash value life insurance	178,753	178,753	280,931
Variable universal life	81,263	79,673	85,269

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,278,182
Accidental death benefits	—	—	806
Disability - active lives	—	—	9,737
Disability - disabled lives	—	—	40,745
Miscellaneous reserves	—	—	384,369

Total	10,440,142	9,700,348	13,284,955
Reinsurance ceded	—	—	2,445,414

Total net of reinsurance ceded	$10,440,142	$9,700,348	$10,839,541

62

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

2019
Separate Account with Guarantees
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	—	—	—
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$—	$—	$—

2019
Separate Account Non-guaranteed
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	601,207	580,476	586,170

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	601,207	580,476	586,170
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$601,207	$580,476	$586,170

63

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Policy premium due, deferred and uncollected

Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.

Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$7,632	$319	$6,866	$6,352
Ordinary - renewal	77,002	158,628	76,110	158,600

	$84,634	$158,947	$82,976	$164,952

11.	SEPARATE ACCOUNTS

The Company has separate accounts for its variable life and annuity business and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

	2020	2019
Reserves at December 31 for accounts with assets at:
Market value	$2,727,412	$2,344,767
Amortized cost	2,735,375	2,691,631

Total reserves	$5,462,787	$5,036,398

By withdrawal characteristics:
At book value without MV adjustment and with current surrender charges less than 5%	$5,462,787	$5,036,398
Not subject to discretionary withdrawal	—	—

Reserves for asset default risk in lieu of AVR	$5,462,787	$5,036,398

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

64

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020	2019	2018
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$295,797	$353,359	$373,063
Transfers from separate accounts	(298,174)	(282,843)	(277,911)

Net transfers to (from) the separate accounts as reported in the statements of operations	$(2,377)	$70,516	$95,152

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $48,759, $48,744, $85,497, $47,313 and $51,719 as of December 31, 2020, 2019, 2018, 2017 and 2016, respectively. The risk charges remitted to the general account associated with these guarantees was $747, $512, $590, $638 and $682 for 2020, 2019, 2018, 2017 and 2016, respectively.

12.	CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company has 2,549,439 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $420,506 in 2021 an amount that is based on restrictions relating to the 2020 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,371,583 is unrestricted and held for the benefit of the Company’s stockholder.

During 2020, the Company paid ordinary cash dividends in the amounts of $63,365 on March 31; $47,829 on June 30 and $93,915 on September 30 to its stockholder, SFG.

On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2020, 2019 and 2018. The Company has recognized life-to-date interest of $74,200.

On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2020, 2019 and 2018. The Company has recognized life-to-date interest of $84,000.

On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to

65

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2020, 2019, and 2018. The Company has recognized life-to-date interest of $59,647.

On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2020, 2019, and 2018. The Company has recognized life-to-date interest of $36,000.

On December 30, 2020, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company did not incur interest expense in 2020.

13.	INCOME TAXES

The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$560,764	$61,252	$622,016	$485,449	$15,404	$500,853	$75,315	$45,848	$121,163
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	560,764	61,252	622,016	485,449	15,404	500,853	75,315	45,848	121,163
Deferred tax assets nonadmitted	152,426	—	152,426	65,682	—	65,682	86,744	—	86,744

Subtotal net admitted deferred tax asset	408,338	61,252	469,590	419,767	15,404	435,171	(11,429)	45,848	34,419

Deferred tax liabilities	166,272	—	166,272	171,024	—	171,024	(4,752)	—	(4,752)

Net admitted deferred

tax asset (liability)	$242,066	$61,252	$303,318	$248,743	$15,404	$264,147	$(6,677)	$45,848	$39,171

66

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	242,066	61,252	$303,318	248,444	15,404	$263,848	(6,378)	45,848	$39,470

Adjusted gross deferred be realized following the balance sheet date	242,066	61,252	$303,318	248,444	15,404	263,848	(6,378)	45,848	39,470
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	584,533	XXX	XXX	541,356	XXX	XXX	43,177
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	166,272	—	$166,272	171,024	—	171,024	(4,752)	—	$(4,752)

Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$408,338	$61,252	$469,590	$419,468	$15,404	$434,872	$(11,130)	$45,848	$34,718

67

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	752%	875%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$3,896,885	$3,583,536

The impact of tax planning strategies at December 31 is as follows:

	2020		2019		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col 1-3) Ordinary	(Col 2-4) Capital
Impact of tax-planning strategies
(a)Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$560,764	$61,252	$485,449	$15,404	$75,315	$45,848
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	1.4%	9.8%	3.6%	3.1%	(2.2)%	6.7%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$408,338	$61,252	$419,767	$15,404	$(11,429)	$45,848
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.8%	20.2%	6.9%	5.8%	(4.1)%	14.4%

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no deferred tax liabilities that have not been recognized.

Current income taxes incurred consist of the following major components at December 31:

	2020	2019	2018
Current income tax:
Federal income tax on operations	$120,855	$63,666	$39,739
Federal income tax on net capital gains	7,780	7,214	(56,963)
Other	4,832	6,571	(14,560)

Federal and foreign income taxes incurred	$133,467	$77,451	$(31,784)

68

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The components of deferred tax assets and deferred tax liabilities are as follows:

	2020	2019	Change
Deferred tax assets:
Ordinary
Policyholder reserves	$316,834	$259,319	$57,515
Investments	2,722	11,884	(9,162)
Deferred acquisition costs	187,240	161,491	25,749
Fixed assets	6,870	9,843	(2,973)
Compensation and benefits accrual	2,927	2,045	882
Pension accrual	29,005	27,976	1,029
Receivables - nonadmitted	1,552	1,316	236
Other (including items <5% of total ordinary tax assets)	13,614	11,575	2,039

Subtotal	560,764	485,449	75,315

Nonadmitted	152,426	65,682	86,744

Admitted ordinary deferred tax assets	408,338	419,767	(11,429)

Capital
Investments	61,252	15,404	45,848

Admitted capital deferred tax assets	61,252	15,404	45,848

Admitted deferred tax assets	$469,590	$435,171	$34,419

Deferred Tax Liabilities:
Ordinary
Investments	$58,225	$49,995	$8,230
Fixed assets	11,015	10,244	771
Deferred and uncollected premium	33,379	34,640	(1,261)
Policyholder reserves	64,829	76,145	(11,316)
Other (including items <5% of total ordinary tax liabilities)	(1,176)	—	(1,176)

Subtotal	166,272	171,024	(4,752)

Deferred tax liabilities	166,272	171,024	(4,752)

Net deferred tax assets	$303,318	$264,147	$39,171

69

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The provision for income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2020, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$67,342	21.0%
IMR amortization	(2,624)	-0.8%
Tax exempt income	(34,437)	-10.7%
Tax credits	(40,519)	-12.6%
Change in nonadmitted assets	424	0.0%
Other	26,599	8.3%

Total statutory income taxes	$16,785	5.2%

Federal income taxes incurred	$133,467	41.6%
Change in net deferred income taxes	(116,682)	-36.4%

Total statutory income taxes	$16,785	5.2%

At December 31, 2020, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code.

14.	EMPLOYEE BENEFIT PLANS

The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.

The Company anticipates contributing $1,068 to its health care plan in 2021.

The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2020 and 2019:

	Underfunded
Change in Postretirement Benefits	2020	2019	2018
Benefit obligation at beginning of year	$30,335	$26,488	$25,584
Service cost	1,319	1,141	1,215
Interest cost	939	1,050	912
Contribution by plan participants	523	390	205
Actuarial gain (loss)	3,929	2,629	(546)
Benefits paid	(1,214)	(1,363)	(882)
Plan amendments	(682)	—	—

Benefit obligation at end of year	$35,149	$30,335	$26,488

70

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

	Postretirement Benefits
Change in plan assets	2020	2019
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	690	973
Aplan participants’ contributions	523	390
Benefits paid	(1,213)	(1,363)
Business combinations, divestitures and settlements	—	—

Fair value of plan assets at end of year	$—	$—

	Postretirement Benefits
Components of net periodic benefit costs	2020	2019	2018
Service cost	$1,319	$1,141	$1,215
Interest cost	939	1,050	912
Gains and losses	210	—	48
Prior service cost or credits	(81)	104	104

Total net periodic benefit cost	$2,387	$2,295	$2,279

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost	Postretirement Benefits
	2020	2019	2018
Net prior service cost or credit arising during the period	$(683)	$—	$—
Net prior service cost or credit recognized	81	(104)	(104)
Net gain and loss arising during the period	3,929	2,629	(546)
Net gain and loss recognized	(210)	—	(48)

Items not yet recognized as a component of net periodic cost - current year	$3,117	$2,525	$(698)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost	Postretirement Benefits
	2020	2019
Net prior service cost or credit	$(96)	$15
Net recognized gains and losses	449	4,306

Weighted-average assumptions used to determine net periodic benefit cost as of December 31	Postretirement Benefits
	2020	2019
Weighted-average discount rate	3.12%	4.12%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

71

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

Weighted-average assumptions used to determine projected benefit obligation as of December 31	Postretirement Benefits
	2020	2019
Weighted average discount rate	2.40%	3.12%
Rate of compensation increase	n/a	n/a

The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.

Compensation expense is recognized as shares to participants are committed to be released.

The expense for 2020, 2019 and 2018 was $17,501, $22,136 and $24,241, respectively.

15.	OTHER RELATED PARTY TRANSACTIONS

The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $31,765, $34,493 and $35,522 in 2020, 2019 and 2018 , respectively, related to these contracts.

In 2013, the Company issued guaranteed investment contracts (“GICs”) to SEI for $102,000. In 2016, the Company issued additional GICs of $100,000. During 2020, the contracts were surrendered. These contracts totaling $0 and $202,579 in 2020 and 2019, respectively, are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus. Interest incurred on these contracts was $3,114, $4,932 and $3,190 in 2020, 2019 and 2018, respectively.

The Company pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. (“GPIM”). SEI holds an indirect interest in Guggenheim. During 2020, 2019 and 2018, the Company incurred fees of $47,585, $44,239 and $42,095, respectively, for these investment management services. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

Guggenheim Commercial Real Estate Finance, LLC, (an indirect subsidiary of Guggenheim) provides commercial mortgage loan origination and servicing services for the Company. The Company incurred expense of $7,776, $8,109 and $8,036 in 2020, 2019 and 2018, respectively, for these commercial mortgage services. The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.

SEI has a noncontrolling interest in KDC Holdings, LLC (“KDC”), a real estate development and investment company focusing on office build-to-suite facilities. KDC Des Moines Development One, LLC, (“KDCDM”) a subsidiary of KDC, provided services to the Company associated with the construction of a new home office building in West Des Moines, Iowa. During 2020 and 2019, the Company paid KDCDM $2,909 and $1,059, respectively, for these services, and capitalized those costs as building and improvements reported as a component of real estate in the statements of admitted assets, liabilities and capital and surplus.

72

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

In December 2020, the Company originated a commercial mortgage loan for Pathfinder Ranches, LLC, which is an indirect subsidiary of SEI. The reported value was $25,000 and is reported in mortgage loans in the statements of admitted assets, liabilities and capital and surplus at December 31, 2020. The loan was issued at 4.35% and matures in 2027.

At December 31, 2020, the Company holds an investment security issued by GPIM. The security is reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2020 (3.50% interest, $52,413 par, $52,355 reported value, due 2023). At December 31, 2019, the security was reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus (3.50% interest, $52,972 par, $52,899 reported value, due 2023).

The Company holds $566,036 and $619,268 of investments in debt securities issued by affiliates which are reported in bonds in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2020 and December 31, 2019, respectively. The Company also holds $605,653 and $573,383 of limited partnership interests in affiliates which are reported in other invested assets in the statement of admitted assets, liabilities, and capital and surplus at December 31, 2020 and 2019, respectively.

The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $128,942, $132,296 and $134,271 in 2020, 2019 and 2018, respectively, for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2020, 2019 and 2017 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2020, 2019 and 2018 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $125 and $0 in 2020 and 2019, respectively.

The Company provided certain investment, accounting, payroll administration and management series to SIG for which it was reimbursed $6,333, $5,527 and $6,676 in 2020, 2019 and 2018, respectively, for costs incurred to render such services.

The Company provided certain investment, accounting, payroll administration and management series to SFN for which it was reimbursed $19,750, $22,304 and $26,134 in 2020, 2019 and 2018, respectively, for costs incurred to render such services.

The Company issued surplus notes payable to SFG. The borrowings were $1,037,000 and $837,000 as of December 31, 2020 and 2019, respectively. The Company paid interest to SFG in the amount of $54,350 in 2020, 2019 and 2018.. See Note 12 for further discussion of these surplus notes.

The Company is party to a reinsurance agreement with GLAC. See Note 9 for further discussion of this transaction.

73

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2020, 2019 and 2018

(Dollars in Thousands)

The Company is party to a coinsurance agreement with North American. See Note 9 for further discussion on these transactions.

The Company is party to coinsurance agreements with MNL Re, Solberg Re and Canal Re. See Note 9 for further discussion of these transactions.

16.	COMMITMENTS AND CONTINGENCIES

Limited partnership commitments

At December 31, 2020, the Company had outstanding capital commitments to limited partnerships of $832,285.

Lease commitments

The Company leases certain equipment and office space. Rental expense on operating leases of $4,055, $4,323 and $4,468 were incurred in 2020, 2019 and 2018, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2020 are as follows:

2021	$ 383
2022	367
2023	370
2024	142
2025	96
Thereafter	—

Other contingencies

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.

The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.

17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 21, 2021, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

74